1933 Act Registration No. 333-34844

1940 Act Registration No. 811-09903

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                        [X]

                Pre‑Effective Amendment No.                                                                                                         [_]

                Post‑Effective Amendment No. 36                                                                                                  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               [X]

                Amendment No. 38                                                                                                                            [X]

BNY MELLON FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation

200 Park Avenue,

New York, New York          10166

(Address of Principal Executive Offices)        (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922‑6000

Jeff Prusnofsky, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

Copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

And

Donald W. Smith, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective:

_____    Immediately upon filing pursuant to Rule 485(b)

_____    On (date)  pursuant to Rule 485(b)

_____    60 days after filing pursuant to Rule 485(a)(1)

   X          On December 30, 2011 pursuant to Rule 485(a)(1)

_____    75 days after filing pursuant to Rule 485(a)(2)

_____    On (Date) pursuant to Rule 485(a)(2)

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed

_____              post-effective amendment.

2

The BNY Mellon Funds

Funds	Ticker Symbols
	Class M shares	Investor shares
BNY Mellon Large Cap Stock Fund	MPLCX	MILCX
BNY Mellon Large Cap Market Opportunities Fund	MMOMX	MMOIX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	MTSMX	MTSIX
BNY Mellon Income Stock Fund	MPISX	MIISX
BNY Mellon Mid Cap Stock Fund	MPMCX	MIMSX
BNY Mellon Small Cap Stock Fund	MPSSX	MISCX
BNY Mellon U.S. Core Equity 130/30 Fund	MUCMX	MUCIX
BNY Mellon Focused Equity Opportunities Fund	MFOMX	MFOIX
BNY Mellon Small/Mid Cap Fund	MMCMX	MMCIX
BNY Mellon International Fund	MPITX	MIINX
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX
BNY Mellon International Appreciation Fund	MPPMX	MARIX
BNY Mellon Bond Fund	MPBFX	MIBDX
BNY Mellon Intermediate Bond Fund	MPIBX	MIIDX
BNY Mellon Intermediate U.S. Government Fund	MGVMX	MOVIX
BNY Mellon Short-Term U.S. Government Securities Fund	MPSUX	MISTX
BNY Mellon National Intermediate Municipal Bond Fund	MPNIX	MINMX
BNY Mellon National Short-Term Municipal Bond Fund	MPSTX	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	MPPIX	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MMBMX	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	MNYMX	MNYIX
BNY Mellon Municipal Opportunities Fund	MOTMX	MOTIX

BNY Mellon Asset Allocation Fund	MPBLX	MIBLX

BNY Mellon Money Market Fund	MLMXX	MLOXX
BNY Mellon National Municipal Money Market Fund	MOMXX	MNTXX

P R O S P E C T U S December 30, 2011

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summaries
Fund Details

Shareholder Guide

Buying, Selling and Exchanging Shares	142
General Policies	146
Distributions and Taxes	148
Financial Highlights	150
For More Information

See back cover.

The Funds

Each fund is offering its Class M shares and Investor shares in this prospectus.

Class M shares are generally offered only to Wealth Management clients of The Bank of New York Mellon Corporation (BNY Mellon) that maintain qualified fiduciary, custody, advisory or other accounts with various affiliates of BNY Mellon (Wealth Management Clients). Such qualified fiduciary, custody, advisory or other accounts maintained by Wealth Management Clients with various affiliates of BNY Mellon (BNY Mellon Affiliates) are referred to herein as "Qualified Accounts." BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as "sweep vehicles" for cash held in Qualified Accounts. Any such investments in BNY Mellon Money Market Fund or BNY Mellon National Municipal Money Market Fund must be in the respective fund’s Class M shares. Class M shares also are offered to certain investment advisory firms on behalf of their high net worth and related clients, provided that such firms are approved by BNY Mellon Wealth Management and invest in a fund through an omnibus account (Investment Advisory Firms). Class M shares of each fund, except BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Asset Allocation Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, also are offered to unaffiliated investment companies approved by BNY Mellon Wealth Management.

Investor shares are generally offered only to Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, and to individuals, corporations, partnerships and other entities that are not Wealth Management Clients and that receive a transfer of fund shares from a Wealth Management Client (collectively, Individual Clients). Investor shares also may be offered to brokerage clients of BNY Mellon Wealth Advisors, a division of MBSC Securities Corporation (BNY Mellon Wealth Advisors Brokerage Clients), and to certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by BNY Mellon Wealth Management to invest in one or more funds, that are not Wealth Management Clients and that are serviced by an administrator or recordkeeper with which The Dreyfus Corporation or certain of its affiliates have entered into an agreement (Qualified Employee Benefit Plans).

An investment in a fund is not a bank deposit. It is not insured or guaranteed by The Bank of New York Mellon, any of its affiliates or any other bank, or the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. You could lose money in a fund, but you also have the potential to make money.

Fund Summary

BNY Mellon Large Cap Stock Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.65%	0.65%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500).

The fund typically sells a security when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q3, 2009: 18.04% Worst Quarter Q4, 2008: -22.75%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
S&P 500 reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Sean P. Fitzgibbon and Jeffrey D. McGrew have been the fund's primary portfolio managers since February 2007 and January

2010, respectively. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. McGrew is a managing director, portfolio manager, research analyst and a member of the global core equity team of TBCAM. Messrs. Fitzgibbon and McGrew are dual employees of The Dreyfus Corporation and TBCAM.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Large Cap Market Opportunities Fund
Investment Objective

The fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees*	___%	___%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Acquired fund fees and expenses**	___%	___%
Total annual fund operating expenses	___%	___%

* The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

** "Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Focused Equity Strategy	40%	0% to 50%
U.S. Large Cap Equity Strategy	40%	0% to 50%
U.S. Core Equity 130/30 Strategy	20%	0% to 50%
Dynamic Large Cap Value Strategy	0%	0% to 50%
Large Cap Growth Strategy	0%	0% to 50%
U.S. Large Cap Growth Strategy	0%	0% to 50%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions. The underlying fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The underlying fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum. The portfolio manager responsible for the Dynamic Large Cap Value Strategy typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio manager also may sell stocks when the portfolio manager's evaluation of a sector has changed.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index. The portfolio managers responsible for the U.S. Large Cap Growth Strategy typically sell a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund’s investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk.

Performance

Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. The Dreyfus Corporation has engaged its affiliate, Walter Scott, to serve as the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Bernard Schoenfeld has been the fund's primary portfolio manager responsible for investment allocation decisions since September 2011; he is a senior investment strategist and vice president for BNY Mellon Wealth Management and an employee of The Dreyfus Corporation. Irene D. O'Neill has been the primary portfolio manager responsible for the Focused Equity Strategy and the Large Cap Growth Strategy since the fund's inception; she is a managing director of The Bank of New York Mellon and an employee of The Dreyfus Corporation. Investment decisions for the U.S. Large Cap Equity Strategy have been made since the fund's inception by Walter Scott's Investment Management Group (IMG) based on proposals from the U.S. investment team. The IMG, which oversees the U.S. investment team, governs investment policy at Walter Scott and is comprised of all of the firm's investment directors and senior investment managers. The members of the IMG with the most significant responsibility for the day-to-day management of the fund's portfolio pertaining to the U.S. Large Cap Equity Strategy are Ian Clark, a director of Walter Scott, Jane Henderson, the managing director of Walter Scott, Roy Leckie, a director of Walter Scott and co-leader of the IMG, Charlie Macquaker, a director of Walter Scott and co-leader of the IMG, and Rodger Nisbet, the deputy chairman of Walter Scott. Brian C. Ferguson has been the primary portfolio manager responsible for the Dynamic Large Cap Value Strategy since the fund's inception; Mr. Ferguson is a senior vice president and director of U.S. Large Capitalization Equities strategies of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation, and an employee of The Dreyfus Corporation. Investment decisions for the U.S. Large Cap Growth Strategy have been made since the fund's inception by members of the core research team of TBCAM, each of whom also is an employee of The Dreyfus Corporation. The team members primarily responsible for managing the portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy are Elizabeth Slover, a managing director and the director of core research at TBCAM, David Sealy, an analyst on the core research team at TBCAM, and Barry Mills, an analyst on the core research team at TBCAM.

Purchase and Sales of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Investment Objective

The fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees*	___%	___%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Acquired fund fees and expenses**	___%	___%
Total annual fund operating expenses	___%	___%

* The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

** "Acquired fund fees and expense" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Large Cap Core Strategy	25%	20% to 50%
Large Cap Tax-Sensitive Strategy	25%	25% to 60%
Focused Equity Strategy	20%	0% to 30%
U.S. Large Cap Equity Strategy	20%	0% to 30%
U.S. Core Equity 130/30 Strategy	10%	0% to 30%
Dynamic Large Cap Value Strategy	0%	0% to 30%
Large Cap Growth Strategy	0%	0% to 30%
U.S. Large Cap Growth Strategy	0%	0% to 30%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies, which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the Large Cap Core Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with bottom-up, fundamental research to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: earnings power unrecognized by the market; sustainable revenue and cash flow growth; positive operational and/or financial catalysts; attractive relative value versus history and peers; and strong or improving financial condition. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's® 500 Composite Stock Price Index (S&P 500 Index). In selecting securities for the Large Cap Tax-Sensitive Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500 Index. The Large Cap Tax-Sensitive Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500 Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the portfolio manager monitors trading activity for the fund as a whole to avoid wash sale transactions and may seek to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions. The underlying fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The underlying fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum. The portfolio manager responsible for the Dynamic Large Cap Value Strategy typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio manager also may sell stocks when the portfolio manager's evaluation of a sector has changed.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index. The portfolio managers responsible for the U.S. Large Cap Growth Strategy typically sell a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund’s investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk.

Performance

Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. The Dreyfus Corporation has engaged its affiliate, Walter Scott, to serve as the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Bernard Schoenfeld has been the fund's primary portfolio manager responsible for investment allocation decisions since September 2011; he is a senior investment strategist and vice president for BNY Mellon Wealth Management and an employee of The Dreyfus Corporation. Irene D. O'Neill has been the primary portfolio manager responsible for the Large Cap Core Strategy, the Focused Equity Strategy and the Large Cap Growth Strategy since the fund's inception; she is a managing director of The Bank of New York Mellon and an employee of The Dreyfus Corporation. Thomas Murphy has been the primary portfolio manager responsible for the Large Cap Tax-Sensitive Strategy since the fund's inception; he is director, tax-managed equity, at The Bank of New York Mellon and an employee of The Dreyfus Corporation. Investment decisions for the U.S. Large Cap Equity Strategy have been made since the fund's inception by Walter Scott's Investment Management Group (IMG) based on proposals from the U.S. investment team. The IMG, which oversees the U.S. investment team, governs investment policy at Walter Scott and is comprised of all of the firm's investment directors and senior investment managers. The members of the IMG with the most significant responsibility for the day-to-day management of the fund's portfolio pertaining to the U.S. Large Cap Equity Strategy are Ian Clark, a director of Walter Scott, Jane Henderson, the managing director of Walter Scott, Roy Leckie, a director of Walter Scott and co-leader of the IMG, Charlie Macquaker, a director of Walter Scott and co-leader of the IMG, and Rodger Nisbet, the deputy chairman of Walter Scott. Brian C. Ferguson has been the primary portfolio manager responsible for the Dynamic Large Cap Value Strategy since the fund's inception; Mr. Ferguson is a senior vice president and director of U.S. Large Capitalization Equities strategies of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation, and an employee of The Dreyfus Corporation. Investment decisions for the U.S. Large Cap

Growth Strategy have been made since the fund's inception by members of the core research team of TBCAM, each of whom also is an employee of The Dreyfus Corporation. The team members primarily responsible for managing the portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy are Elizabeth Slover, a managing director and the director of core research at TBCAM, David Sealy, an analyst on the core research team at TBCAM, and Barry Mills, an analyst on the core research team at TBCAM.

Purchase and Sales of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

BNY Mellon Income Stock Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.65%	0.65%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), but allocations may differ from those of the Dow Jones Index.  The fund also may invest up to 10% of its assets in convertible securities and up to 10% of its assets in preferred stocks.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets.

The fund typically sells a security when the company's potential dividend yield declines, the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

• Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the Dow Jones Index, which is comprised of 100 of the highest dividend-yielding securities in the Dow Jones U.S. IndexSM, a broad-based index that is representative of the total U.S. equity market, and the Russell 1000 Value Index, a widely recognized unmanaged index of large capitalization value stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q2, 2009: 17.95% Worst Quarter Q4, 2008: -19.85%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
Dow Jones Index reflects no deduction for fees, expenses or taxes	___%	___%	N/A*	-
Russell 1000 Value Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

* The Dow Jones Index was first calculated on November 3, 2003. Accordingly, the fund will continue to report the performance of the Russell 1000 Value Index until the Dow Jones Index has been calculated for a 10-year period. For the period 11/3/03 through 12/31/10, the average annual total return of the Dow Jones Index was __%.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a divison of The Dreyfus Corporation. Brian C. Ferguson has been the fund's primary portfolio manager since February 2007. Mr. Ferguson is a senior vice president and the director of the U.S. Large Cap Value Equity Team of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation, and is a dual employee of The Dreyfus Corporation and TBCAM.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Mid Cap Stock Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.75%	0.75%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index (S&P Mid Cap 400).

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a mid-cap company or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the S&P MidCap 400, an unmanaged index designed to measure the performance of the midcap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q3, 2009: 17.89% Worst Quarter Q4, 2008: -24.86%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ____%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
S&P MidCap 400 reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Stephen A. Mozur has been a portfolio manager of the fund since December 2004 and the fund's primary portfolio manager since March 2009. Mr. Mozur is a vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Small Cap Stock Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.85%	0.85%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small-capitalization companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600).

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a small-cap company or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the S&P SmallCap 600, an unmanaged index designed to measure the performance of the smallcap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q4, 2001: 17.70% Worst Quarter Q4, 2008: -23.42%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
S&P SmallCap 600 reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a divison of The Dreyfus Corporation. Stephen A. Mozur has been the fund's primary portfolio manager since March 2010. Mr. Mozur is a vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon U.S. Core Equity 130/30 Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.80%	0.80%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Substitute dividend expense on securities sold short	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on growth and value stocks of large cap companies. The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

Based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher computer model ranked securities. The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the fund's gains or losses. Normally, up to 130% of the fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the fund's assets will be in short positions.

The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500).

The fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The fund may not always be able to close out a short position at a particular time or at an acceptable price. The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Short sales involve borrowing securities and then selling them; thus, the fund's short sales positions effectively leverage the fund's assets.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund’s Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 18.42% Worst Quarter Q4, 2008: -20.95%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	Since Inception
Class M (8/1/07) returns before taxes	___%	___%
Class M returns after taxes on distributions	___%	___%
Class M returns after taxes on distributions and sale of fund shares	___%	___%
Investor (8/1/07) returns before taxes	___%	___%
S&P 500 reflects no deduction for fees, expenses or taxes	___%	___%*

*For comparative purposes, the value of the index on 7/31/07 is used as the beginning value on 8/1/07.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Sean P. Fitzgibbon and Jeffrey D. McGrew have been the fund's primary portfolio managers since its inception in July 2007. Mr. Fitzgibbon and Mr. McGrew are senior vice president and vice president, respectively, of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Each is also a portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of TBCAM and is a dual employee of The Dreyfus Corporation and TBCAM.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Focused Equity Opportunities Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.70%	0.70%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies (generally, those companies with market capitalizations of $5 billion or more at the time of purchase). The fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The portfolio manager monitors sector and security weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio. The portfolio manager adjusts exposure limits as necessary. The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund’s total assets.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares for the fund’s first full calendar year of operations. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the Russell 1000® Index, an unmanaged index designed to measure the performance of large-cap U.S. stocks, and the Standard & Poor's 500® Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q_, 2010: ____% Worst Quarter Q_, 2010: ____%
The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	Since Inception
Class M (9/30/09) returns before taxes	___%	___%
Class M returns after taxes on distributions	___%	___%
Class M returns after taxes on distributions and sale of fund shares	___%	___%
Investor (9/30/09) returns before taxes	___%	___%
S&P 500 reflects no deduction for fees, expenses or taxes	___%	___%
Russell 1000 Index* reflects no deduction for fees, expenses or taxes	___%	___%

* In future prospectuses, the fund's performance will no longer be compared to the Russell 1000® Index because the Standard & Poor's 500® Composite Stock Price Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Irene D. O'Neill has been the fund's primary portfolio manager since its inception in September 2009. Ms. O'Neill is a managing director and senior portfolio manager of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Small/Mid Cap Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.75%	0.75%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap companies. The fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations of between $200 million and $7 billion at the time of investment. If the market capitalization of a company held by the fund moves outside this range, the fund may, but is not required to, sell the company's securities. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500TM Index.

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a small-cap or mid-cap company, as applicable, or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund’s Class M shares for the fund's first full calendar year of operations. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the Russell 2500 Index, an unmanaged index designed to measure the performance of small- to mid-cap U.S. stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q_, 2010: ____% Worst Quarter Q_, 2010: ____%
The year-to-date total return of the fund's Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	Since Inception
Class M (9/30/09) returns before taxes	___%	___%
Class M returns after taxes on distributions	___%	___%
Class M returns after taxes on distributions and sale of fund shares	___%	___%
Investor (9/30/09) returns before taxes	___%	___%
Russell 2500 Index reflects no deduction for fees, expenses or taxes	___%	___%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John M. Chambers has been the fund's primary portfolio manager since its inception in September 2009. Mr. Chambers is a vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon International Fund
Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.85%	0.85%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Though not specifically limited, the fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries. The fund will limit its investments in any single company to no more than 5% of its assets at the time of purchase.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser's expectations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q2, 2009: 23.73% Worst Quarter Q3, 2002: -20.36%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
MSCI EAFE® Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. D. Kirk Henry and Sean P. Fitzgibbon and Mark A. Bogar have been the fund's primary portfolio managers since September 2002 and January 2010, respectively. Mr. Henry is executive vice president and international equity portfolio manager of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team at TBCAM. Mr. Bogar is a director, portfolio manager, research analyst and member of the Global Core Equity Team at TBCAM. Each is a dual employee of The Dreyfus Corporation and TBCAM.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Emerging Markets Fund
Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	1.15%	1.15%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. The fund may invest in companies of any size.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Normally, the fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser's expectations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

• Emerging market risk. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the MSCI Emerging Markets Index, an unmanaged index designed to measure the performance of stocks in emerging market countries in Europe, Latin America and the Pacific Basin open to non-local investors.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2009: 34.49% Worst Quarter Q4, 2008: -26.01%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
MSCI Emerging Markets Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. D. Kirk Henry and Sean P. Fitzgibbon and Jay Malikowski have been the fund's primary portfolio managers since October 2000 and January 2010, respectively. Mr. Henry is executive vice president and international equity portfolio manager at The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team at TBCAM. Mr. Malikowski is a vice president, portfolio manager, research analyst and member of the Global Core Equity Team at TBCAM. Each is a dual employee of The Dreyfus Corporation and TBCAM.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon International Appreciation Fund
Investment Objective

The fund seeks to provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of non-U.S. issuers. The fund invests primarily in Depositary Receipts (DRs) representing the local shares of non-U.S. companies, in particular, American Depositary Receipts (ADRs). DRs are securities that represent ownership interests in the publicly-traded securities of non-U.S. issuers. ADRs are priced in U.S. dollars and traded in the United States on national securities exchanges or in the over-the-counter market.

In selecting securities, the investment adviser screens the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility. The investment adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets. As a result of this process, the fund is expected to hold ADRs representing 200-300 foreign issuers. The fund's country allocation is expected to be within 5% of that of the MSCI EAFE Index, and, under normal circumstances, the fund will invest in at least 10 different countries.

The fund typically sells a security when the security no longer ranks favorably within its sector or country using the fund's quantitative computer modeling techniques, the portfolio managers believe that the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Depositary receipts risk. The fund pursues its objective by investing primarily in DRs representing securities of non-U.S. issuers, and generally will not invest in non-U.S. issuers that do not have sponsored or unsponsored DR programs even though such issuers may otherwise be an attractive investment for the fund. DRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert DRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related DR. The fund may invest in DRs through an unsponsored facility where the depositary issues the DRs without an agreement with the company that issues the underlying securities. Holders of unsponsored DRs generally bear all the costs of such facility, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the company that issues the underlying securities or to pass through voting rights to the holders of the DRs with respect to the underlying securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton International Equity Fund (the “predecessor fund”), a series of BNY Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter. The average annual total returns for the fund’s Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q2, 2009: 25.00% Worst Quarter Q4, 2008: -19.14%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	___%	___%	___%
Class M* returns after taxes on distributions	___%	___%	___%
Class M* returns after taxes on distributions and sale of fund shares	___%	___%	___%
Investor** returns before taxes	___%	___%	___%
MSCI EAFE® Index reflects no deduction for fees, expenses or taxes	___%	___%	___%

*Reflects the performance of the predecessor fund’s Institutional shares through September 12, 2008.

**Reflects the performance of the predecessor fund’s Class A shares through September 12, 2008.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Richard A. Brown, Thomas J. Durante and Karen Q. Wong have been the primary portfolio managers of the fund since July 2009. Each is a portfolio manager for Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation, and is a dual employee of The Dreyfus Corporation and Mellon Capital.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Bond Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and current income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.40%	0.40%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the Barclays Capital U.S. Aggregate Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset-backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q4, 2008: 4.63% Worst Quarter Q2, 2004: -2.28%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
Barclays Capital U.S. Aggregate Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive has been the fund's primary portfolio manager since August 2005. Mr. Flahive is first vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Intermediate Bond Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and current income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.40%	0.40%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund's portfolio will be between 2.5 and 5.5 years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the Barclays Capital Intermediate Government/Credit Bond Index, a broad-based, unmanaged, market-weighted index designed to measure the performance of the U.S. government and investment grade corporate bond market and is comprised of issues that must have a maturity from one to (but not including) ten years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q3, 2001: 4.58% Worst Quarter Q2, 2004: -2.68%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
Barclays Capital Intermediate Government/Credit Bond Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive has been the fund's primary portfolio manager since March 2006. Mr. Flahive is first vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Intermediate U.S. Government Fund
Investment Objective

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund allocates broadly among U.S. Treasury obligations, direct U.S. government agency debt obligations, and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, the portfolio manager conducts an analysis of economic trends, particularly interest rate movements and yield spreads, to determine which types of securities offer the best investment opportunities. The fund invests in various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In selecting other types of securities for the fund's portfolio, the portfolio manager uses proprietary models to evaluate probable yields over time and prepayment risk, among other factors.

Under normal market conditions, the fund maintains an average effective portfolio maturity between three and ten years. The fund may invest in individual bonds of any maturity or duration and does not expect to target any specific range of duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Intermediate Government Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the Barclays Capital Intermediate Government Index, an unmanaged index designed to measure the performance of intermediate-term government bonds. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q3, 2001: 5.21% Worst Quarter Q2, 2004: -2.20%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	___%	___%	___%
Class M* returns after taxes on distributions	___%	___%	___%
Class M* returns after taxes on distributions and sale of fund shares	___%	___%	___%
Investor** returns before taxes	___%	___%	___%
Barclays Capital Intermediate Government Index reflects no deduction for fees, expenses or taxes	___%	___%	___%

*Reflects the performance of the predecessor fund’s Institutional shares through September 12, 2008.

**Reflects the performance of the predecessor fund’s Class A shares through September 12, 2008.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive has been the fund's primary portfolio manager since September 2008. Mr. Flahive is first vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Short-Term U.S. Government Securities Fund
Investment Objective

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the Barclays Capital 1-3 Year U.S. Government Index, a widely recognized, unmanaged index designed to measure the performance of U.S. Treasury and agency securities with maturities between one and three years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q4, 2008: 3.43% Worst Quarter Q2, 2004: -1.18%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
Barclays Capital 1-3 Year U.S. Government Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Lawrence R. Dunn has been the fund's primary portfolio manager since its inception in October 2000. Mr. Dunn is an assistant vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon National Intermediate Municipal Bond Fund
Investment Objective

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, , sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q3, 2009: 6.85% Worst Quarter Q3, 2008: -2.56%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-
BofA Merrill Lynch 2-17 Year Municipal Bond Index* reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

* In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive and Mary Collette O'Brien have been the fund's primary portfolio managers since October 2000 and March 2006, respectively. Mr. Flahive and Ms. O'Brien are first vice president and vice president, respectively, of The Bank of New York Mellon and each is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon National Short-Term Municipal Bond Fund
Investment Objective

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the S&P Municipal Bond Short Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 6 months and a maximum maturity of up to but not including 4 years, and the BofA Merrill Lynch 1-5 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 1-5 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2002: 2.50% Worst Quarter Q2, 2004: -0.99%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
S&P Municipal Bond Short Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-
BofA Merrill Lynch 1-5 Year Municipal Bond Index* reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

* In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 1-5 Year Municipal Bond Index because the S&P Municipal Bond Short Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Jeremy N. Baker and Timothy J. Sanville have been the fund's primary portfolio managers since March 2006 and October 2000, respectively. Mr. Baker and Mr. Sanville are vice president and assistant vice president, respectively, of The Bank of New York Mellon and each is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Pennsylvania state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• State-specific risk. The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares to that of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q3, 2009: 6.64% Worst Quarter Q3, 2008: -2.13%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
S&P Municipal Bond Intermediate Index* reflects no deduction for fees, expenses or taxes	___%	___%	___%	-
BofA Merrill Lynch 2-17 Year Municipal Bond Index*,† reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

*Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

†In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Jeremy N. Baker and Mary Collette O'Brien have been the fund's primary portfolio managers since March 2006 and October 2000, respectively. Mr. Baker and Ms. O'Brien are each a vice president of The Bank of New York Mellon and a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Pennsylvania state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• State-specific risk. The fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 6, 2002), substantially all of the assets of another investment company managed by the investment adviser, Dreyfus Premier Limited Term Massachusetts Municipal Fund (the "Premier Massachusetts Fund"), were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the Premier Massachusetts Fund's Class R shares from year to year through September 6, 2002 and the performance of the fund's Class M shares thereafter. The performance figures for the fund's Class M shares and Investor shares in the table represent the performance of the Premier Massachusetts Fund's Class R shares and Class A shares, respectively, through September 6, 2002 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures do not reflect the front-end sales load that was applicable to the Premier Massachusetts Fund's Class A shares. If such sales load were reflected, the returns shown would have been lower. These performance figures are compared to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q3, 2009: 5.30% Worst Quarter Q2, 2004: -2.03%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	___%	___%	___%
Class M* returns after taxes on distributions	___%	___%	___%
Class M* returns after taxes on distributions and sale of fund shares	___%	___%	___%
Investor** returns before taxes	___%	___%	___%
S&P Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	___%	___%	___%
BofA Merrill Lynch 2-17 Year Municipal Bond Index***,† reflects no deduction for fees, expenses or taxes	___%	___%	___%

*Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.

**Reflects the performance of Class A shares of the Premier Massachusetts Fund through September 6, 2002.

***Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

†In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive and Mary Collette O'Brien have been the fund's primary portfolio managers since September 2002 and March 2006, respectively. Mr. Flahive and Ms. O'Brien are first vice president and vice president, respectively, of The Bank of New York Mellon and each is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Massachusetts state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Investment Objective

The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%
Fee waiver and/or expense reimbursement*	___%	___%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	___%	___%

* The fund's investment adviser has contractually agreed, until December 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 0.59%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by U.S. territories and possessions.

The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the interest from which is subject to federal income tax, the federal alternative minimum tax, and/or New York state and New York city income taxes.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Intermediate New York

Tax-Exempt Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q3, 2009: 5.09% Worst Quarter Q2, 2004: -1.87%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	___%	___%	___%
Class M* returns after taxes on distributions	___%	___%	___%
Class M* returns after taxes on distributions and sale of fund shares	___%	___%	___%
Investor** returns before taxes	___%	___%	___%
S&P Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	___%	___%	___%
BofA Merrill Lynch 2-17 Year Municipal Bond Index***,† reflects no deduction for fees, expenses or taxes	___%	___%	___%

*Reflects the performance of the predecessor fund’s Institutional shares through September 12, 2008.

**Reflects the performance of the predecessor fund’s Class A shares through September 12, 2008.

***Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

† In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive has been the fund's primary portfolio manager since September 2008. Mr. Flahive is first vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal, New York state and New York city income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Municipal Opportunities Fund
Investment Objective

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund*	___%	___%
Total annual fund operating expenses	___%	___%

* "Other expenses of the fund" includes interest expense associated with the fund’s investment in inverse floaters. Not shown in the table is the additional income generated by these investments, which amounted approximately to the interest expense.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax (municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the investment adviser. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

The fund's portfolio manager seeks to deliver value added excess returns ("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the Barclays Capital Municipal Bond Index, a broad measure of U.S. municipal bond performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 11.23% Worst Quarter Q4, 2009: -1.44%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	Since Inception
Class M (10/15/08) returns before taxes	___%	___%
Class M returns after taxes on distributions	___%	___%
Class M returns after taxes on distributions and sale of fund shares	___%	___%
Investor (10/15/08) returns before taxes	___%	___%
Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	___%	___%*

*For comparative purposes, the value of the index on 9/30/08 is used as the beginning value on 10/15/08.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive has been the fund's primary portfolio manager since its inception in October 2008. Mr. Flahive is first vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Note to Investors

The fund is closed to new and existing investors. Holders of fund shares who elected on or before the closing date (March 11, 2011) to have any dividends and/or other distributions paid by the fund automatically reinvested in shares of the fund are permitted to continue such automatic investments.

The fund reserves the right to reopen at any time.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Asset Allocation Fund
Investment Objective

The fund seeks long-term growth of principal in conjunction with current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees*	0.41%	0.41%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.09%	0.09%
Other expenses of the fund	0.03%	0.03%
Acquired fund fees and expenses**	0.33%	0.33%
Total annual fund operating expenses***	0.86%	1.11%

* The fund has agreed to pay an investment advisory fee at the rate of 0.65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of 0.40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of 0.15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.

** "Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

*** The fund's investment adviser has contractually agreed, until December 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither share class (including indirect fees and expenses of the underlying funds, but excluding fund shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.87%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities,

Developed International and Global Equities, Emerging Markets Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets.  The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds.  The fund may change the underlying funds – whether affiliated or unaffiliated – from time to time without notice to fund shareholders.  The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's initial targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the affiliated underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

Asset Class	Initial Target	Range
Large Cap Equities Direct Investments BNY Mellon Focused Equity Opportunities Fund BNY Mellon U.S. Core Equity 130/30 Fund Dreyfus U.S. Equity Fund	26%	20% to 40%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Stock Fund BNY Mellon Small/Mid Cap Fund BNY Mellon Small Cap Stock Fund Dreyfus Select Managers Small Cap Value Fund Dreyfus Select Managers Small Cap Growth Fund	11%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund Dreyfus/Newton International Equity Fund Global Stock Fund (Dreyfus) Dreyfus Global Real Estate Securities Fund	11%	5% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	7%	5% to 15%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund Dreyfus Inflation Adjusted Securities Fund	32%	20% to 55%
High Yield Bonds Dreyfus High Yield Fund	2%	0% to 10%
Emerging Markets Debt Dreyfus Emerging Markets Debt Local Currency Fund Unaffiliated Investment Company	2%	0% to 10%
Diversifying Strategies Unaffiliated Investment Companies	6%	0% to 20%
Money Market Instruments Direct Investments	3%	0% to 10%

The asset classes and the initial target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes, whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice, when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

The fund typically sells an individual equity security when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

The fund typically sells an individual fixed-income security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

•  Strategy allocation risk.  The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds.  There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.  The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

•  Correlation risk.  Although the prices of equity securities and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem.  Because the fund invests in equity securities and fixed-income securities, the fund is subject to correlation risk.

•  Portfolio turnover risk.  Effective September 15, 2011, the fund's investment adviser implemented changes to the fund's investment strategy to, among other things, expand the underlying funds and the asset classes in which the fund is permitted to invest, directly and/or through investment in the underlying funds, as described above. The fund's investment adviser anticipates that the changes to the fund's investment strategy initially may result in more portfolio turnover than is typical for the fund which will produce transaction costs.  The fund's investment adviser intends to use its best efforts to dispose of portfolio securities in a manner designed to minimize these costs to the extent possible, consistent with best execution.  However, such turnover could result in higher taxable distributions to shareholders and lower the fund's after-tax performance.

The fund invests in shares of the underlying funds and thus the fund is subject to the same investment risks as the underlying funds in which it invests, which are described in the fund's prospectus and below.  For more information regarding these risks, see the prospectus for the specific underlying fund.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund’s investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Foreign and emerging market investment risk. Because many of the underlying funds may invest in foreign securities, and some normally invest most of their assets in such securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund's investments are concentrated in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds. These risks are intensified with respect to emerging market securities. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the Standard & Poor's 500® Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance, and the Barclays Capital U.S. Aggregate Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 12.14% Worst Quarter Q4, 2008: -11.22%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

||RP||

Average Annual Total Returns as of 12/31/10
Share Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception
Class M (10/2/00) returns before taxes	___%	___%	___%	-
Class M returns after taxes on distributions	___%	___%	___%	-
Class M returns after taxes on distributions and sale of fund shares	___%	___%	___%	-
Investor (7/11/01) returns before taxes	___%	___%	-	___%
S&P 500 reflects no deduction for fees, expenses or taxes	___%	___%	___%	-
Barclays Capital U.S. Aggregate Index reflects no deduction for fees, expenses or taxes	___%	___%	___%	-

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Bernard Schoenfeld has been the fund's primary portfolio manager responsible for investment allocation decisions since September 2011; he is a senior investment strategist and vice president for BNY Mellon Wealth Management and an employee of The Dreyfus Corporation. Sean P. Fitzgibbon, CFA, and Jeffrey D. McGrew, CFA, are the fund's primary portfolio managers responsible for managing the portion of the fund's assets allocated to individual equity securities, positions they have held since February 2007 and January 2010, respectively. John F. Flahive, CFA, is the fund's primary portfolio manager responsible for managing the portion of the fund's assets allocated to individual fixed-income securities, a position he has held since March 2006. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation, and is a dual employee of The Dreyfus Corporation and TBCAM. Mr. McGrew is a managing director, portfolio manager, research analyst and member of the Global Core Equity Team at TBCAM, and is a dual employee of The Dreyfus Corporation and TBCAM. Mr. Flahive is first vice president of The Bank of New York Mellon, an affiliate of The Dreyfus Corporation, and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.15%	0.15%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___
Principal Investment Strategy

As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's specified shares from year to year. The table shows the average annual total returns of the fund's specified shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2007: 1.29% Worst Quarter Q4, 2009: 0.02%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Class M	___%	___%	___%
Investor	___%	___%	___%

For the fund's current yield, Wealth Management Clients may call toll free 1-888-281-7350 (inside the U.S. only); Individual Clients may call toll free 1-800-DREYFUS (inside the U.S. only); BNY Mellon Wealth Advisors Brokerage Clients may call toll free 1-800-830-0549 — Option 2 (inside the U.S. only); participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327 (inside the U.S. only); and clients of Investment Advisory Firms may call toll free 1-888-281-7350 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon National Municipal Money Market Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.15%	0.15%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	___%	___%
Other expenses of the fund	___%	___%
Total annual fund operating expenses	___%	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$___	$___	$___	$___
Investor	$___	$___	$___	$___
Principal Investment Strategy

As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's specified shares from year to year. The table shows the average annual total returns of the fund's specified shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2007: 0.87% Worst Quarter Q4, 2009: 0.01%

The year-to-date total return of the fund’s Class M shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Class M	___%	___%	___%
Investor	___%	___%	___%

For the fund's current yield, Wealth Management Clients may call toll free 1-888-281-7350 (inside the U.S. only); Individual Clients may call toll free 1-800-DREYFUS (inside the U.S. only); BNY Mellon Wealth Advisors Brokerage Clients may call toll free 1-800-830-0549 — Option 2 (inside the U.S. only); participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327 (inside the U.S. only); and clients of Investment Advisory Firms may call toll free 1-888-281-7350 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation..

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management Clients and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management Client, BNY Mellon Wealth Advisors Brokerage Clients and employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Details

BNY Mellon Large Cap Stock Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500). The S&P 500 is an unmanaged index designed to measure the performance of 500 common stocks chosen to reflect the industries of the U.S. economy.

In selecting securities, the investment adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P 500.

The fund typically sells a security when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

BNY Mellon Large Cap Market Opportunities Fund

The fund seeks long-term capital appreciation. The fund's investment objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below. The fund's equity investments may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Focused Equity Strategy	40%	0% to 50%
U.S. Large Cap Equity Strategy	40%	0% to 50%
U.S. Core Equity 130/30 Strategy	20%	0% to 50%
Dynamic Large Cap Value Strategy	0%	0% to 50%
Large Cap Growth Strategy	0%	0% to 50%
U.S. Large Cap Growth Strategy	0%	0% to 50%

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund's working cash balance — a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the investment strategies (including to any underlying funds) or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may engage in short-selling.

Description of the Investment Strategies

The following describes the investment strategies employed by the portfolio managers in choosing investments for the fund or the underlying fund in which the fund invests.

Focused Equity Strategy

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies. Fund assets allocated to the Focused Equity Strategy are invested primarily in equity securities of U.S. issuers.

The investment process for the Focused Equity Strategy begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. The portfolio manager responsible for the Focused Equity Strategy seeks to develop strategic investment themes and identify secular and cyclical changes within sectors and industries. The goal is to determine those sectors and industries most likely to benefit from trends that are identified, with a focus on those sectors and industries that the portfolio manager believes have the most attractive growth outlook.

Next, the portfolio manager responsible for the Focused Equity Strategy uses a bottom-up, fundamental approach to analyze individual companies in the sectors and industries identified as most attractive given the competitive landscape and business trends. The portfolio manager conducts a thorough assessment of company fundamentals and seeks to meet regularly with company management and to validate growth expectations through suppliers, customers and industry sources. The goal is to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

• earnings power that is either unrecognized or underestimated by the market;

• sustainable revenue and cash flow;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong or improving financial condition.

The portfolio manager responsible for the Focused Equity Strategy then selects the 25-30 best opportunities from the companies identified in the prior step.

With respect to the portion of the fund's assets allocated to the Focused Equity Strategy, the portfolio manager monitors sector and security weightings and regularly evaluates the risk-adjusted returns to manage the risk profile of this portion of the fund's assets. The portfolio manager adjusts exposure limits as necessary. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Equity Strategy

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. This portion of the fund's assets normally is invested primarily in equity securities of companies located in the United States of any market capitalization, although the strategy focuses on large cap companies. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building a portfolio from the bottom up through extensive fundamental research. Market capitalization and sector allocations are results of, not part of, the investment process.

The investment process for the U.S. Large Cap Equity Strategy begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, Walter Scott restates the company's income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes Walter Scott's more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. Walter Scott may visit companies that meet its collective criteria with a view to understanding whether the company has the ability to generate sustained growth in the future. Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund's portfolio managers responsible for the U.S. Large Cap Equity Strategy select those stocks that meet Walter Scott's criteria where the expected growth rate is available at reasonable valuations. A buy proposal must obtain unanimous backing from the entire Walter Scott portfolio management team while a sell decision requires one dissenting voice.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential. Accordingly, it is expected that the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a stock held by the fund pursuant to this strategy if it becomes overweighted as determined by Walter Scott.

BNY Mellon U.S. Core Equity 130/30 Fund

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the underlying fund normally invests at least 80% of its net assets in equity securities. The underlying fund focuses on growth and value stocks of large cap companies. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund's equity investments may include common stocks, preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. Although the underlying fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

In selecting securities, the underlying fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth;

• growth, in this case the sustainability or growth of earnings; and

• financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The underlying fund reinvests the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the underlying fund's gains or losses.

When the underlying fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When the underlying fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portfolio managers diversify the underlying fund's portfolio positions across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The underlying fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index, the underlying fund's benchmark.

The underlying fund also may invest in ETFs and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The underlying fund also may engage in short sales of ETFs and similarly structured pooled investments.

The underlying fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps, ETFs and other derivative instruments, as an alternative to selling a security short. The underlying fund will be required to segregate liquid assets (or otherwise cover) in an amount equal to its obligations to purchase the securities it sells short, and with respect to its positions in certain derivatives. The requirement to segregate assets limits the underlying fund's leveraging of its investments. The use of leverage, however, may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The underlying fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The underlying fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

Dynamic Large Cap Value Strategy

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. At times, this portion of the fund's assets may overweight industry and security positions, and invest in small cap companies, high-yield debt securities and private placements. The portfolio manager responsible for this portion of the fund's assets identifies potential investments through extensive quantitative and fundamental research. The portfolio manager responsible for the Dynamic Large Cap Value Strategy focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

• value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book, and price-to-sales ratios, which are analyzed and compared against the market;

• sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and

• positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The portfolio manager responsible for the Dynamic Large Cap Value Strategy typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio manager also may sell stocks when the portfolio manager's evaluation of a sector has changed.

Large Cap Growth Strategy

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. The investment process for the Large Cap Growth Strategy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. The portfolio manager responsible for the Large Cap Growth Strategy uses an approach that combines top-down and bottom-up analysis and focuses on "growth" stocks. Stock selection and sector allocation are both factors in determining the holdings for this portion of the fund's assets. Fundamental financial analysis is used to identify companies that the portfolio manager responsible for the Large Cap Growth Strategy believes offer one or more of the following characteristics, among others:

• expected earnings growth rate exceeds market and industry trends;

• potential for positive earnings surprise relative to market expectations;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong financial condition.

The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Growth Strategy

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. Investments for the U.S. Large Cap Growth Strategy are selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise. As the portfolio managers responsible for this portion of the fund's assets, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests its assets allocated to the U.S. Large Cap Growth Strategy in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the allocations among market sectors. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index.

The portfolio managers responsible for the U.S. Large Cap Growth Strategy typically sell a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

The fund seeks long-term capital appreciation. The fund's investment objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below. The fund's equity investments may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Large Cap Core Strategy	25%	20% to 50%
Large Cap Tax-Sensitive Strategy	25%	25% to 60%
Focused Equity Strategy	20%	0% to 30%
U.S. Large Cap Equity Strategy	20%	0% to 30%
U.S. Core Equity 130/30 Strategy	10%	0% to 30%
Dynamic Large Cap Value Strategy	0%	0% to 30%
Large Cap Growth Strategy	0%	0% to 30%
U.S. Large Cap Growth Strategy	0%	0% to 30%

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund's working cash balance — a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the investment strategies (including to any underlying funds) or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies, which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may engage in short-selling.

Description of the Investment Strategies

The following describes the investment strategies employed by the portfolio managers in choosing investments for the fund or the underlying fund in which the fund invests.

Large Cap Core Strategy

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the Large Cap Core Strategy begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Next, using a bottom-up approach, fundamental research is used to identify companies that the portfolio manager responsible for the Large Cap Core Strategy believes offer one or more of the following characteristics, among others:

• earnings power unrecognized by the market;

• sustainable revenue and cash flow growth;

• positive operational and/or financial catalysts;

• attractive relative value versus history and peers; and

• strong or improving financial condition.

The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

Large Cap Tax-Sensitive Strategy

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's® 500 Composite Stock Price Index (S&P 500). In selecting securities for the Large Cap Tax-Sensitive Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500. The Large Cap Tax-Sensitive Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager responsible for the Large Cap Tax-Sensitive Strategy seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. The Large Cap Tax-Sensitive Strategy is not characterized by low turnover.

The portfolio manager responsible for the Large Cap Tax-Sensitive Strategy assesses both portfolio risk and tax considerations, analyzing the portfolio's realized and unrealized gains and losses, as well as the impact of market movements. The portfolio manager rebalances this portion of the fund's portfolio opportunistically, as the portfolio manager determines, based on the tradeoff between portfolio risk characteristics and realized and unrealized capital gains or losses. In addition, the portfolio manager responsible for the Large Cap Tax-Sensitive Strategy monitors trading activity for the fund as a whole to avoid wash sale transactions and may seek to offset any realized capital gains of the fund's other investment strategies.

Focused Equity Strategy

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies. Fund assets allocated to the Focused Equity Strategy are invested primarily in equity securities of U.S. issuers.

The investment process for the Focused Equity Strategy begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. The portfolio manager responsible for the Focused Equity Strategy seeks to develop strategic investment themes and identify secular and cyclical changes within sectors and industries. The goal is to determine those sectors and industries most likely to benefit from trends that are identified, with a focus on those sectors and industries that the portfolio manager believes have the most attractive growth outlook.

Next, the portfolio manager responsible for the Focused Equity Strategy uses a bottom-up, fundamental approach to analyze individual companies in the sectors and industries identified as most attractive given the competitive landscape and business trends. The portfolio manager conducts a thorough assessment of company fundamentals and seeks to meet regularly with company management and to validate growth expectations through suppliers, customers and industry sources. The goal is to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

• earnings power that is either unrecognized or underestimated by the market;

• sustainable revenue and cash flow;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong or improving financial condition.

The portfolio manager responsible for the Focused Equity Strategy then selects the 25-30 best opportunities from the companies identified in the prior step.

With respect to the portion of the fund's assets allocated to the Focused Equity Strategy, the portfolio manager monitors sector and security weightings and regularly evaluates the risk-adjusted returns to manage the risk profile of this portion of the fund's assets. The portfolio manager adjusts exposure limits as necessary. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Equity Strategy

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. This portion of the fund's assets normally is invested primarily in equity securities of companies located in the United States of any market capitalization, although the strategy focuses on large cap companies. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building a portfolio from the bottom up through extensive fundamental research. Market capitalization and sector allocations are results of, not part of, the investment process.

The investment process for the U.S. Large Cap Equity Strategy begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, Walter Scott restates the company's income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes Walter Scott's more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. Walter Scott may visit companies that meet its collective criteria with a view to understanding whether the company has the ability to generate sustained growth in the future. Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund's portfolio managers responsible for the U.S. Large Cap Equity Strategy select those stocks that meet Walter Scott's criteria where the expected growth rate is available at reasonable valuations. A buy proposal must obtain unanimous backing from the entire Walter Scott portfolio management team while a sell decision requires one dissenting voice.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential. Accordingly, it is expected that the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a stock held by the fund pursuant to this strategy if it becomes overweighted as determined by Walter Scott.

BNY Mellon U.S. Core Equity 130/30 Fund

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the underlying fund normally invests at least 80% of its net assets in equity securities. The underlying fund focuses on growth and value stocks of large cap companies. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund's equity investments may include common stocks, preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. Although the underlying fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

In selecting securities, the underlying fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth;

• growth, in this case the sustainability or growth of earnings; and

• financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The underlying fund reinvests the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the underlying fund's gains or losses.

When the underlying fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When the underlying fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portfolio managers diversify the underlying fund's portfolio positions across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The underlying fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P 500, the underlying fund's benchmark.

The underlying fund also may invest in ETFs and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The underlying fund also may engage in short sales of ETFs and similarly structured pooled investments.

The underlying fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps, ETFs and other derivative instruments, as an alternative to selling a security short. The underlying fund will be required to segregate liquid assets (or otherwise cover) in an amount equal to its obligations to purchase the securities it sells short, and with respect to its positions in certain derivatives. The requirement to segregate assets limits the underlying fund's leveraging of its investments. The use of leverage, however, may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The underlying fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The underlying fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

Dynamic Large Cap Value Strategy

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. At times, this portion of the fund's assets may overweight industry and security positions, and invest in small cap companies, high-yield debt securities and private placements. The portfolio manager responsible for this portion of the fund's assets identifies potential investments through extensive quantitative and fundamental research. The portfolio manager responsible for the Dynamic Large Cap Value Strategy focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

• value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book, and price-to-sales ratios, which are analyzed and compared against the market;

• sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and

• positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The portfolio manager responsible for the Dynamic Large Cap Value Strategy typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio manager also may sell stocks when the portfolio manager's evaluation of a sector has changed.

Large Cap Growth Strategy

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. The investment process for the Large Cap Growth Strategy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. The portfolio manager responsible for the Large Cap Growth Strategy uses an approach that combines top-down and bottom-up analysis and focuses on "growth" stocks. Stock selection and sector allocation are both factors in determining the holdings for this portion of the fund's assets. Fundamental financial analysis is used to identify companies that the portfolio manager responsible for the Large Cap Growth Strategy believes offer one or more of the following characteristics, among others:

• expected earnings growth rate exceeds market and industry trends;

• potential for positive earnings surprise relative to market expectations;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong financial condition.

The portfolio manager typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Growth Strategy

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. Investments for the U.S. Large Cap Growth Strategy are selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise. As the portfolio managers responsible for this portion of the fund's assets, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests its assets allocated to the U.S. Large Cap Growth Strategy in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the allocations among market sectors. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index.

The portfolio managers responsible for the U.S. Large Cap Growth Strategy typically sell a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

BNY Mellon Income Stock Fund

The fund seeks total return (consisting of capital appreciation and income). This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), which is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index, a broad-based index that is representative of the total U.S. equity market. The fund's allocations, however, may differ from those of the Dow Jones Index. The fund's stock investments may include common stocks, convertible securities (up to 10% of the fund's assets), preferred stocks (up to 10% of the fund's assets), and American Depositary Receipts (ADRs), including those purchased in initial public offerings. The fund also may invest in fixed-income securities and money market instruments.

In selecting securities, the investment adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund may at times overweight certain sectors in attempting to achieve higher yields.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets. The fund may, but currently does not intend to, use other derivatives, such futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns or income, to manage interest rate risk, or as part of a hedging strategy.

The fund typically sells a security when the company's potential dividend yield declines, the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

BNY Mellon Mid Cap Stock Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index (S&P MidCap 400). The market capitalization range of companies that the fund considers to be mid-cap companies is generally that of companies included in the S&P MidCap 400 at the time of purchase. The S&P MidCap 400 is an unmanaged, market capitalization-weighted index that measures the performance of 400 medium-capitalization stocks representing all major industries in the mid-cap range of the U.S. stock market. The stocks comprising the S&P MidCap 400 have market capitalizations generally ranging between $500 million and $7 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

In selecting securities, the investment adviser uses proprietary computer models, along with fundamental analysis, to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Based on fundamental analysis, the investment adviser generally selects the most attractive securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P MidCap 400.

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a mid-cap company or a more attractive opportunity has been identified.

BNY Mellon Small Cap Stock Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small-capitalization companies. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an unmanaged, market capitalization-weighted index that measures the performance of 600 small-capitalization stocks representing all major industries in the small-cap range of the U.S. stock market. The stocks comprising the S&P SmallCap 600 have market capitalizations generally ranging between $50 million and $3 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

In selecting securities, the investment adviser uses proprietary computer models to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

The investment adviser uses fundamental analysis to determine the strengths and weaknesses of sectors, industries and individual companies. The investment adviser uses a variety of sources, including internal as well as Wall Street research, and company management to stay abreast of current developments.

The investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics are generally similar to those of the S&P SmallCap 600.

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a small-cap company or a more attractive opportunity has been identified.

BNY Mellon U.S. Core Equity 130/30 Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on growth and value stocks of large cap companies. The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's equity investments may include common stocks, preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or loans related to real estate. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

In selecting securities, the fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the fund's gains or losses.

When the fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When the fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of the fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the fund's assets will be in short positions.

The portfolio managers diversify the fund's portfolio positions across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500), the fund's benchmark.

The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The fund also may engage in short sales of ETFs and similarly structured pooled investments.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps, ETFs and other derivative instruments, as an alternative to selling a security short. The fund will be required to segregate liquid assets (or otherwise cover) in an amount equal to its obligations to purchase the securities it sells short, and with respect to its positions in certain derivatives. The requirement to segregate assets limits the fund's leveraging of its investments. The use of leverage, however, may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

BNY Mellon Focused Equity Opportunities Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies (generally, those companies with market capitalizations of $5 billion or more at the time of purchase). The fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. The investment adviser seeks to develop strategic investment themes and identify secular and cyclical changes within sectors and industries. The goal is to determine those sectors and industries most likely to benefit from trends that are identified, with a focus on those sectors and industries that the investment adviser believes have the most attractive growth outlook.

Next, the investment adviser uses a bottom-up, fundamental approach to analyze individual companies in the sectors and industries identified as most attractive given the competitive landscape and business trends. The investment adviser conducts a thorough assessment of company fundamentals and seeks to meet regularly with company management and to validate growth expectations through suppliers, customers and industry sources. The goal is to identify companies that the investment adviser believes offer one or more of the following characteristics, among others:

• earnings power that is either unrecognized or underestimated by the market;

• sustainable revenue and cash flow;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong or improving financial condition.

The fund's portfolio manager then selects the 25-30 best opportunities from the companies identified in the prior step.

The portfolio manager monitors sector and security weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio. The portfolio manager adjusts exposure limits as necessary. The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

The investment adviser does not use benchmark indices as a tool for active portfolio management of the fund. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund's investment returns generally will be compared to those of the Standard & Poor's 500® Composite Stock Price Index (S&P 500). The S&P 500 is an unmanaged index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks chosen to reflect the industries of the U.S. economy.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets. The fund may, but currently does not intend to, use other derivatives, such futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns or income, to manage interest rate risk, or as part of a hedging strategy.

BNY Mellon Small/Mid Cap Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap companies. The fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations of between $200 million and $7 billion at the time of investment. If the market capitalization of a company held by the fund moves outside this range, the fund may, but is not required to, sell the company's securities. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500™ Index (Russell 2500).

In selecting securities, the investment adviser uses proprietary computer models, along with fundamental analysis, to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Based on fundamental analysis, the investment adviser generally selects the most attractive securities, drawing on a variety of sources, including internal as well as Wall Street research and company management.

The investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Russell 2500. The Russell 2500 is an unmanaged index designed to measure the performance of small- to mid-cap U.S. stocks.

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a small-cap or mid-cap company, as applicable, or a more attractive opportunity has been identified.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

BNY Mellon International Fund

The fund seeks long-term capital growth. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers. Foreign issuers are companies organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States. The fund's equity investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The fund may invest in companies of any size. To a limited extent, the fund may invest in debt securities of foreign issuers and foreign governments.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Though not specifically limited, the fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries. The fund will limit its investments in any single company to no more than 5% of its assets at the time of purchase.

Pursuant to the core investment style, under normal circumstances, at least 80% of the fund's assets allocated to this style are invested in equity securities of companies located in the foreign countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index and Canada. The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada. The stocks purchased pursuant to the core investment style may have value and/or growth characteristics. The core investment style portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The core investment style portfolio managers consider:

• stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts

• country allocations, generally seeking to allocate country weightings in accordance with the MSCI EAFE Index, but deviations from the MSCI EAFE Index country weightings may occur

• sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index

The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, this portion of the fund's portfolio focuses on three key factors:

• value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

• business health, or overall efficiency and profitability as measured by return on assets and return on equity

• business momentum, or the presence of a catalyst (such as corporate restructuring or change in management or spin off) that potentially will trigger a price increase near term or midterm

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser's expectations.

The fund may invest in American Depositary Receipts (ADRs), which are U.S. dollar-denominated securities that represent indirect ownership of securities issued by foreign companies. The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

BNY Mellon Emerging Markets Fund

The fund seeks long-term capital growth. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. The fund's equity investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The fund may invest in companies of any size.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Normally, the fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

Pursuant to the core investment style, under normal circumstances, at least 80% of the fund's assets allocated to this style are invested in equity securities of companies located in the foreign countries represented in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. The MSCI Emerging Markets Index is an unmanaged, market capitalization-weighted index designed to measure the equity performance of emerging markets countries in Europe, Latin America and the Pacific Basin. The stocks purchased pursuant to the core investment style may have value and/or growth characteristics. The core investment style portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The core investment style portfolio managers consider:

• stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts

• country allocations, generally seeking to allocate country weightings in accordance with the MSCI Emerging Markets Index, but deviations from the MSCI Emerging Markets Index country weightings may occur

• sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the MSCI Emerging Markets Index as a guide, but allocations may differ from those of the MSCI Emerging Markets Index

The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, this portion of the fund's portfolio focuses on three key factors:

• value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

• business health, or overall efficiency and profitability as measured by return on assets and return on equity

• business momentum, or the presence of a catalyst (such as corporate restructuring or change in management or spin off) that potentially will trigger a price increase near term or midterm

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser's expectations.

The fund may invest in American Depositary Receipts (ADRs), which are U.S. dollar-denominated securities that represent indirect ownership of securities issued by foreign companies. The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

BNY Mellon International Appreciation Fund

The fund seeks to provide long-term capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of non-U.S. issuers. Equity securities include Depositary Receipts (DRs), common stocks, preferred stocks, convertible securities, equity securities in foreign investment funds or trusts, and other equity investments.

The fund invests primarily in DRs representing the local shares of non-U.S. companies, in particular, American Depositary Receipts (ADRs). DRs are securities that represent ownership interests in the publicly-traded securities of non-U.S. issuers. DRs may be purchased through sponsored or unsponsored facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the underlying security. ADRs are priced in U.S. dollars and traded in the United States on national securities exchanges or in the over-the-counter market. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the fund's investment adviser, by brokers executing the purchases or sales.

In selecting securities, the investment adviser screens the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility. The investment adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets. The risk characteristics utilized in the algorithm are country weights, sector weights, and sector weights within each country. As a result of this process, the fund is expected to hold ADRs representing 200-300 foreign issuers. The fund's country allocation is expected to be within 5% of that of the MSCI EAFE Index, and under normal circumstances, the fund will invest in at least 10 different countries. The fund will generally not invest in securities from developing countries because they are not included in the MSCI EAFE Index. The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada.

The fund typically sells a security when the security no longer ranks favorably within its sector or country using the fund's quantitative computer modeling techniques, the portfolio managers believe that the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy.

BNY Mellon Bond Fund

The fund seeks total return (consisting of capital appreciation and current income). This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, such as:

• U.S. Government and agency bonds

• corporate bonds

• mortgage-related securities, including commercial mortgage-backed securities

• foreign corporate and government bonds (up to 20% of total assets)

• municipal bonds

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk,” or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The investment adviser uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Bonds selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, to manage foreign currency risk, or as part of a hedging strategy. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

BNY Mellon Intermediate Bond Fund

The fund seeks total return (consisting of capital appreciation and current income). This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, such as:

• U.S. government and agency bonds

• corporate bonds

• mortgage-related securities, including commercial mortgage-backed securities (up to 25% of total assets)

• foreign corporate and government bonds (up to 20% of total assets)

• municipal bonds

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund's portfolio will be between 2.5 and 5.5 years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a bond that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The investment adviser uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Bonds selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, to manage foreign currency risk, or as part of a hedging strategy. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

BNY Mellon Intermediate U.S. Government Fund

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund allocates broadly among U.S. Treasury obligations, direct U.S. government agency debt obligations, and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, the portfolio manager conducts an analysis of economic trends, particularly interest rate movements and yield spreads, to determine which types of securities offer the best investment opportunities. The fund invests in various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In selecting other types of securities for the fund's portfolio, the portfolio manager uses proprietary models to evaluate probable yields over time and prepayment risk, among other factors.

Under normal market conditions, the fund maintains an average effective portfolio maturity between three and ten years. The fund attempts to manage interest rate risk by adjusting its duration. The fund may invest in individual bonds of any maturity or duration and does not expect to target any specific range of duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

In addition to mortgage-related and asset-backed securities, the fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, and interest rates) and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

BNY Mellon Short-Term U.S. Government Securities Fund

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The fund also may invest in collateralized mortgage obligations (CMOs), including stripped mortgage-backed securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates) and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy.

BNY Mellon National Intermediate Municipal Bond Fund

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

BNY Mellon National Short-Term Municipal Bond Fund

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective maturity and average effective portfolio duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

The fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Pennsylvania state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by U.S. territories and possessions.

The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the interest from which is subject to federal income tax, the federal alternative minimum tax, and/or New York state and New York city income taxes.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floaters usually moves in the opposite direction as the interest on the variable rate demand note.

BNY Mellon Municipal Opportunities Fund

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax (municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the investment adviser. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

Although the fund normally invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income tax, the fund may invest up to 50% of its assets in municipal bonds, the income from which is subject to the federal alternative minimum tax.

The fund's portfolio manager seeks to deliver value added excess returns ("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets. Although the fund seeks to be diversified by geography and sector, the fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration, interest rate or foreign currency risk, or as part of a hedging strategy. Swap agreements, such as credit default swaps, can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

BNY Mellon Asset Allocation Fund

The fund seeks long-term growth of principal in conjunction with current income. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders.

The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed International and Global Equities, Emerging Markets Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets.  The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds.  The fund may change the underlying funds – whether affiliated or unaffiliated – from time to time without notice to fund shareholders.  The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's initial targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the affiliated underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

Asset Class	Initial Target	Range
Large Cap Equities Direct Investments BNY Mellon Focused Equity Opportunities Fund BNY Mellon U.S. Core Equity 130/30 Fund Dreyfus U.S. Equity Fund	26%	20% to 40%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Stock Fund BNY Mellon Small/Mid Cap Fund BNY Mellon Small Cap Stock Fund Dreyfus Select Managers Small Cap Value Fund Dreyfus Select Managers Small Cap Growth Fund	11%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund Dreyfus/Newton International Equity Fund Global Stock Fund (Dreyfus) Dreyfus Global Real Estate Securities Fund	11%	5% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	7%	5% to 15%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund Dreyfus Inflation Adjusted Securities Fund	32%	20% to 55%
High Yield Bonds Dreyfus High Yield Fund	2%	0% to 10%
Emerging Markets Debt Dreyfus Emerging Markets Debt Local Currency Fund Unaffiliated Investment Company	2%	0% to 10%
Diversifying Strategies Unaffiliated Investment Companies	6%	0% to 20%
Money Market Instruments	3%	0% to 10%

Direct Investments

The asset classes and the initial target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes, whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice, when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

The fund, and certain of the underlying funds in which the fund may invest, may, but are not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts and swaps. The fund may use such derivatives as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk or as part of a hedging strategy.

Description of the Asset Classes

The following describes the asset classes in which the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, which in turn may invest directly in securities as described below.

Large Cap Equities

The portion of the fund's assets allocated to the large cap equities asset class normally is invested directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more at the time of purchase), or in underlying funds that generally focus on stocks of large-capitalization companies. Generally, these are established companies that are considered "known quantities." Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

In selecting large cap equity securities in which the fund invests directly, the investment adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.

The fund typically sells an individual equity security when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

The underlying funds in which the portion of the fund's assets allocated to the large cap equities asset class may be invested currently include BNY Mellon Focused Equity Opportunities Fund, BNY Mellon U.S. Core Equity 130/30 Fund, and Dreyfus U.S. Equity Fund.

BNY Mellon Focused Equity Opportunities Fund normally invests in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. This underlying fund's portfolio manager monitors sector and security weightings and regularly evaluates the risk-adjusted returns to manage the risk profile of this underlying fund's assets. This underlying fund may invest in the stocks of companies of any size, although it focuses on large cap companies. This underlying fund invests primarily in equity securities of U.S. issuers.

BNY Mellon U.S. Core Equity 130/30 Fund focuses on growth and value stocks of large cap companies. This underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. When this underlying fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When this underlying fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of this underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

Dreyfus U.S. Equity Fund invests primarily in equity securities of companies located in the United States of any market capitalization, although it focuses on large cap companies. This underlying fund seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. The approach of this underlying fund's portfolio managers is anchored to stock selection, building a portfolio from the bottom up through extensive fundamental research. Market capitalization and sector allocations are results of, not part of, the investment process.

Small Cap and Mid Cap Equities

The portion of the fund's assets allocated to the small cap and mid cap equities asset class normally is invested in underlying funds that generally focus on stocks of small- or mid-capitalization companies. Small cap companies generally are new and often entrepreneurial companies. Small cap companies can, if successful, grow faster than large cap companies and typically use profits for expansion rather than for paying dividends. Their share prices are more volatile than those of larger companies. Small companies fail more often. Mid cap companies generally are established companies that may not be well known. Mid cap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

The underlying funds in which the portion of the fund's assets allocated to the small cap and mid cap equities asset class may be invested currently include BNY Mellon Mid Cap Stock Fund, BNY Mellon Small/Mid Cap Fund, BNY Mellon Small Cap Stock Fund, Dreyfus Select Managers Small Cap Value Fund, and Dreyfus Select Managers Small Cap Growth Fund.

BNY Mellon Mid Cap Stock Fund normally invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. This underlying fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 is an unmanaged, market capitalization-weighted index that measures the performance of 400 medium-capitalization stocks representing all major industries in the mid cap range of the U.S. stock market. The stocks comprising the S&P MidCap 400 have market capitalizations generally ranging between $500 million and $7 billion.

BNY Mellon Small/Mid Cap Fund normally invests in equity securities of companies with total market capitalizations of between $200 million and $7 billion at the time of investment. This underlying fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. This underlying fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500™ Index (Russell 2500). The Russell 2500 is an unmanaged index designed to measure the performance of small- to mid-cap U.S. stocks.

BNY Mellon Small Cap Stock Fund normally invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. This underlying fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an unmanaged, market capitalization-weighted index that measures the performance of 600 small-capitalization stocks representing all major industries in the small cap range of the U.S. stock market. The stocks comprising the S&P SmallCap 600 have market capitalizations generally ranging between $50 million and $3 billion.

Dreyfus Select Managers Small Cap Value Fund normally invests in equity securities of companies with market capitalizations that fall within the range of companies in the Russell 2000 Value Index® at the time of purchase. As of November 30, 2011, the market capitalization of the largest company in the Russell 2000 Value Index was $___ billion, and the weighted average and median market capitalizations of the Russell 2000 Value Index were $___ billion and $___ million, respectively. This underlying fund uses a "multi-manager" approach by selecting one or more sub-investment advisers to manage its assets. This underlying fund may hire, terminate or replace sub-investment advisers and modify material terms and conditions of sub-investment advisory arrangements without shareholder approval. This underlying fund's assets are currently allocated among five unaffiliated sub-investment advisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.

Dreyfus Select Managers Small Cap Growth Fund normally invests in equity securities of companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index® at the time of purchase. As of November 30, 2011, the market capitalization of the largest company in the Russell 2000 Growth Index was $___ billion, and the weighted average and median market capitalizations of the Russell 2000 Growth Index were $___ billion and $___ million, respectively. This underlying fund's portfolio is constructed so as to have a growth tilt. This underlying fund uses a "multi-manager" approach by selecting one or more sub-investment advisers to manage its assets. This underlying fund may hire, terminate or replace sub-investment advisers and modify material terms and conditions of sub-investment advisory arrangements without shareholder approval. This underlying fund's assets are currently allocated among five unaffiliated sub-investment advisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.

Developed International and Global Equities

The portion of the fund's assets allocated to the developed international and global equities asset class normally is invested in underlying funds that generally invest in equity securities of companies located in the developed markets, such as Canada, Japan, Australia, Hong Kong, Western Europe and, to a limited extent for global underlying funds, the United States.

The underlying funds in which the portion of the fund's assets allocated to the developed international and global equities asset class may be invested currently include BNY Mellon International Fund, Dreyfus/Newton International Equity Fund, Global Stock Fund (Dreyfus), and Dreyfus Global Real Estate Securities Fund.

BNY Mellon International Fund invests primarily in equity securities of foreign issuers. This underlying fund allocates its assets between a core investment style and a value investment style at the discretion of its investment adviser. This underlying fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of its assets will be invested in each of the core and value investment styles. Though not specifically limited, this underlying fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries.

Dreyfus/Newton International Equity Fund invests primarily in equity securities of foreign companies and depositary receipts evidencing ownership of such securities. At least 75% of this underlying fund's net assets is invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE®) Index. This underlying fund may invest up to 25% of its assets in stocks of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% in emerging market countries. The core of the investment philosophy of this underlying fund's portfolio managers is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. This underlying fund's portfolio managers believe that a global comparison of companies is the most effective method of stock analysis, and their global analysts research investment opportunities by global sector rather than by region. The process begins by identifying a core list of investment themes that the portfolio managers believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The portfolio managers for this underlying fund then indentify specific companies, through fundamental global sector and stock research, using investment themes to help focus the search on areas where the thematic and strategic research indicates superior returns are likely to be achieved.

Global Stock Fund (Dreyfus) focuses on companies located in the developed markets, such as the United States, Canada, Japan, Australia, Hong Kong, and Western Europe. This underlying fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country. This underlying fund may invest in the securities of companies of any market capitalization. This underlying fund seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. The approach of this underlying fund's portfolio managers is anchored to stock selection, building a portfolio from the bottom up through extensive fundamental research. Geographic and sector allocations are results of, not part of, the investment process.

Dreyfus Global Real Estate Securities Fund normally invests in publicly-traded equity securities of companies principally engaged in the real estate sector. This underlying fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Under normal market conditions, this underlying fund expects to invest at least 40% of its assets in companies whose principal place of business is located outside the United States, and will invest in at least 10 different countries (including the United States).

Emerging Markets Equities

The portion of the fund's assets allocated to the emerging markets equities asset class normally is invested in underlying funds that generally invest in equity securities of companies organized, or with a majority of assets or operations, in emerging market countries. These underlying funds generally consider emerging markets to include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that the underlying fund's portfolio managers believe has an emerging economy or market.

The underlying fund in which the portion of the fund's assets allocated to the emerging markets equities asset class may be invested currently is BNY Mellon Emerging Markets Fund.

BNY Mellon Emerging Markets Fund invests primarily in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. This underlying fund may invest in companies of any size. This underlying fund allocates its assets between a core investment style and a value investment style at the discretion of its investment adviser. This underlying fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of its assets will be invested in each of the core and value investment styles. Normally, this underlying fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

Investment Grade Bonds

The portion of the fund's assets allocated to the investment grade bonds asset class normally is invested directly in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed to be of comparable quality by the investment adviser, or in underlying funds that invest in such securities. The fixed-income investments in which the fund and these underlying funds invest generally may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, and inflation-indexed securities of varying duration or remaining maturity. Fixed-income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; foreign governments and their political subdivisions; and supranational entities. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Generally, the average effective duration of the fund's portfolio allocated to the investment grade bonds asset class will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's fixed-income portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating the average effective duration of the fund's portfolio allocated to the investment grade bonds asset class, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The fund's investment adviser uses a disciplined process to select investment grade fixed-income securities and manage risk. The investment adviser chooses fixed-income securities based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Fixed-income securities selected must fit within the investment adviser's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The fund's investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund typically sells an individual fixed-income security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The underlying funds in which the portion of the fund's assets allocated to the investment grade bonds asset class may be invested currently include BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon Intermediate Bond Fund, and Dreyfus Inflation Adjusted Securities Fund.

BNY Mellon Short-Term U.S. Government Securities Fund normally invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. This underlying fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which this underlying fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Typically in choosing securities, this underlying fund's portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time. Generally, this underlying fund's average effective portfolio maturity and average effective portfolio duration will be less than three years. This underlying fund may invest in individual bonds of any maturity or duration.

BNY Mellon Intermediate Bond Fund actively manages bond market and maturity exposure. This underlying fund's investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration. Generally, this underlying fund's average effective portfolio maturity will be between 3 and 10 years and its average effective portfolio duration will be between 2.5 and 5.5 years. This underlying fund may invest in individual bonds of any maturity or duration.

Dreyfus Inflation Adjusted Securities Fund normally invests in inflation-indexed securities. These are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The inflation-indexed securities issued by the U.S. Treasury and some foreign government issuers, for example, accrue inflation into the principal value of the bond. Other issuers may pay out the Consumer Price Index accruals as part of a semi-annual coupon. This underlying fund primarily invests in high quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, this underlying fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. This underlying fund seeks to keep its average effective portfolio duration at two to ten years. This underlying fund may invest in securities with effective or final maturities of any length.

High Yield Bonds

The portion of the fund's assets allocated to the high yield bond asset class normally is invested in underlying funds that generally invest in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent at the time of purchase, and may hold fixed-income securities of varying duration or remaining maturity. Because the issuers of high yield securities may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

The underlying fund in which the portion of the fund's assets allocated to the high yield bonds asset class may be invested currently is Dreyfus High Yield Fund.

Dreyfus High Yield Fund normally invests in various types of high yield fixed-income securities, such as corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers. In choosing securities, this underlying fund seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. This underlying fund's investment process involves a "top down" approach to security selection, looking at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company's financial strength, and the company's management. This underlying fund also looks for companies that are underleveraged, have positive free cash flow, and are self-financing. There are no restrictions on the dollar-weighted average maturity of this underlying fund's portfolio or on the maturities of the individual fixed-income securities it may purchase.

Emerging Markets Debt

The portion of the fund's assets allocated to the emerging markets debt asset class normally is invested in underlying funds that generally invest in debt securities of emerging market companies or governments. Certain of these underlying funds invest in debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities and currencies.

The underlying funds in which the portion of the fund's assets allocated to the emerging markets debt asset class may be invested currently include Dreyfus Emerging Markets Debt Local Currency Fund and an unaffiliated investment company.

Dreyfus Emerging Markets Debt Local Currency Fund normally invests in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities. This underlying fund's emerging market bond investments may include bonds and other debt issued by governments, their agencies and instrumentalities, or by central banks, corporate debt securities and other fixed-income securities or instruments that provide investment exposure to emerging market debt. This underlying fund may enter into forward contracts, futures and options contracts and swap agreements with respect to emerging market currencies to provide economic exposure similar to investments in sovereign and corporate emerging market debt. This underlying fund is not restricted as to credit quality or maturity when making investments in debt securities. In choosing investments, this underlying fund's portfolio managers employ an investment process that uses in depth fundamental country and currency analysis disciplined by proprietary quantitative valuation models. A "top down" analysis of macroeconomic, financial and political variables guides country and currency allocation. The portfolio managers also consider other market technicals and the global risk environment. The portfolio managers seek to identify shifts in country fundamentals and consider the risk adjusted attractiveness of currency and duration returns for each emerging market country.

The unaffiliated underlying fund normally invests in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. This underlying fund generally will invest in at least four emerging market countries. This underlying fund may invest in securities rated below investment grade or the unrated equivalent, and may invest in defaulted corporate securities where its portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, this underlying fund may invest in defaulted sovereign investments where its portfolio managers believe the expected debt sustainability of the country exceeds current market valuations. In allocating investments among various emerging market countries, the portfolio managers for this underlying fund attempt to analyze internal political, market and economic factors.

Diversifying Strategies

The portion of the fund's assets allocated to the diversifying strategies asset class normally is invested in underlying funds that provide exposure to alternative or non-traditional asset categories or investment strategies. These underlying funds generally maintain a low or negative correlation over time with the returns of major equity indices.

The underlying funds in which the portion of the fund's assets allocated to the diversifying strategies asset class may be invested currently include two unaffiliated investment companies.

One of these unaffiliated underlying funds normally invests in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the Standard & Poor's Diversified Trends Indicator®, a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the Standard & Poor's Diversified Trends Indicator consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. These contracts are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). This underlying fund will seek to gain exposure to the Standard & Poor's Diversified Trends Indicator by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. This underlying fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary, which may invest without limitation in commodity-linked derivative instruments.

The other unaffiliated underlying fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, this underlying fund typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed-income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide this underlying fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds, without investing in hedge funds. This underlying fund seeks to generate absolute returns over time, rather than track the performance of any particular index of hedge fund returns, using quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. This underlying fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary, which may invest without limitation in commodity-related derivatives.

Money Market Instruments

The portion of the fund's assets allocated to the money market instruments asset class normally is invested directly in high quality, short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; repurchase agreements, including tri-party repurchase agreements; asset-

backed securities; and municipal securities. The fund will only buy individual securities with remaining maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase.

BNY Mellon Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including:

• securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

• certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

• repurchase agreements, including tri-party repurchase agreements

• asset-backed securities

• high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest

• taxable municipal obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days. The fund purchases securities with the highest credit rating only, or the unrated equivalent as determined by the investment adviser.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objectives.

BNY Mellon National Municipal Money Market Fund

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests at least 80% of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by the investment adviser, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less. The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objectives.

Investment Risks and Other Potential Risks

Investments in the funds are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. None of the funds should be relied upon as a complete investment program. The share prices of the equity, taxable bond and municipal bond funds fluctuate, sometimes dramatically, which means you could lose money. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. Additionally, while each money market fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00.

The funds also are subject to the investment risks and other potential risks listed in the tables below. For a description of the risks listed in the tables, please see “Glossary – Investment Risks” and “Glossary – Other Potential Risks” beginning on page 129 and page 134, respectively. See also the funds’ Statement of Additional Information for information on certain other investments in which the funds may invest and other investment techniques in which the funds may engage from time to time and related risks. To the extent that the Large Cap Market Opportunities Fund, Tax-Sensitive Large Cap Multi-Strategy Fund and Asset Allocation Fund invest in shares of an underlying BNY Mellon fund, it is subject to the same principal risks as the underlying fund, which are described below.

Investment Risks
	Large Cap Stock Fund	Large Cap Market Opportunities Fund	Tax-Sensitive Large Cap Multi-Strategy Fund	Income Stock Fund	Mid Cap Stock Fund	Small Cap Stock Fund	U.S. Core Equity 130/30 Fund	Focused Equity Opportunities Fund	Small/Mid Cap Fund
Conflicts of interest risk		✓	✓
Convertible securities risk				✓
Derivatives risk		✓	✓	✓			✓	✓	✓
Exchange-traded fund risk		✓	✓				✓
Foreign currency risk		✓	✓					✓	✓
Foreign investment risk		✓	✓					✓	✓
Growth and value stock risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
IPO risk					✓	✓			✓
Large cap stock risk	✓	✓	✓	✓				✓
Leverage risk		✓	✓	✓			✓	✓	✓
Liquidity risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Management risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Market risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Market sector risk		✓	✓					✓
Midsize company risk					✓
Non-diversification risk								✓
Preferred stock risk				✓
Risks of stock investing	✓	✓	✓	✓	✓	✓	✓	✓	✓
Short sale risk		✓	✓				✓
Small and midsize company risk		✓	✓			✓			✓
Stock selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Strategy allocation risk		✓	✓

Investment Risks (cont’d)
	International Fund	Emerging Markets Fund	International Appreciation Fund	Bond Fund	Intermediate Bond Fund	Intermediate U.S. Government Fund	Short-Term U.S. Government Securities Fund
Call risk				✓	✓	✓	✓
Country and sector allocation risk	✓	✓
Credit risk				✓	✓	✓	✓
Depositary receipts risk			✓
Derivatives risk	✓	✓	✓	✓	✓	✓	✓
Emerging market risk		✓
Exchange-traded fund risk	✓	✓
Foreign currency risk	✓	✓	✓	✓	✓
Foreign investment risk	✓	✓	✓	✓	✓
Government securities risk				✓	✓	✓	✓
Growth and value stock risk	✓	✓	✓
Inflation-indexed security risk						✓
Interest rate risk				✓	✓	✓	✓
Leverage risk	✓	✓	✓	✓		✓
Liquidity risk	✓	✓	✓	✓	✓	✓	✓
Management risk	✓	✓	✓	✓	✓	✓	✓
Market risk	✓	✓	✓	✓	✓
Market sector risk			✓	✓	✓
Mortgage-related securities risk				✓	✓	✓	✓
Risks of stock investing	✓	✓	✓
Small and midsize company risk	✓	✓	✓

Investment Risks (cont’d)

	National Intermediate Municipal Bond Fund	National Short-Term Municipal Bond Fund	Pennsylvania Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund	New York Intermediate Tax-Exempt Bond Fund	Municipal Opportunities Fund	Asset Allocation Fund

Call risk	✓	✓	✓	✓	✓	✓	✓
Conflicts of interest risk							✓

Correlation risk							✓

Credit risk	✓	✓	✓	✓	✓	✓	✓
Derivatives risk	✓	✓	✓	✓	✓	✓	✓
Emerging market risk						✓	✓
Foreign currency risk						✓	✓
Foreign investment risk						✓	✓
Government securities risk							✓
Growth and value stock risk							✓
Interest rate risk	✓	✓	✓	✓	✓	✓	✓
IPO risk							✓
Leverage risk	✓	✓	✓	✓	✓	✓
Liquidity risk	✓	✓	✓	✓	✓	✓	✓
Management risk	✓	✓	✓	✓	✓	✓	✓
Market risk							✓
Market sector risk	✓	✓	✓	✓	✓	✓	✓
Mortgage-related securities risk							✓
Municipal bond market risk	✓	✓	✓	✓	✓	✓
Non-diversification risk	✓	✓	✓	✓	✓	✓

Portfolio turnover risk							✓

Risks of stock investing							✓
Small and midsize company risk							✓
State-specific risk			✓	✓	✓
Strategy allocation risk							✓
Tax risk	✓	✓	✓	✓	✓	✓

Investment Risks (cont’d)
	Money Market Fund	National Municipal Money Market Fund
Banking industry risk	✓
Credit risk	✓	✓
Foreign investment risk	✓
Government securities risk	✓
Interest rate risk	✓	✓
Liquidity risk	✓	✓
Management risk	✓	✓
Repurchase agreement counterparty risk	✓
Tax risk		✓

Other Potential Risks
	Large Cap Stock Fund	Large Cap Market Opportunities Fund	Tax-Sensitive Large Cap Multi-Strategy Fund	Income Stock Fund	Mid Cap Stock Fund	Small Cap Stock Fund	U.S. Core Equity 130/30 Fund	Focused Equity Opportunities Fund	Small/Mid Cap Fund
ADR risk				✓			✓
IPO risk	✓	✓	✓	✓			✓
Interest rate and credit risks				✓
Order delay risk		✓	✓
Securities lending risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Short-term trading risk			✓			✓	✓	✓	✓
Temporary defensive position risk	✓	✓	✓	✓	✓	✓	✓	✓	✓

	International Fund	Emerging Markets Fund	International Appreciation Fund	Bond Fund	Intermediate Bond Fund	Intermediate U.S. Government Fund	Short-Term U.S. Government Securities Fund
ADR risk	✓	✓
IPO risk	✓	✓
Municipal bond market risk				✓	✓
Pooled investment vehicle risk			✓
Securities lending risk	✓	✓	✓	✓	✓	✓	✓
Short-term trading risk		✓	✓	✓	✓	✓	✓
Temporary defensive position risk	✓	✓	✓	✓	✓	✓	✓

	National Intermediate Municipal Bond Fund	National Short-Term Municipal Bond Fund	Pennsylvania Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund	New York Intermediate Tax-Exempt Bond Fund	Municipal Opportunities Fund	Asset Allocation Fund
Alternative asset categories and investment strategies risk							✓
Commodity sector risk							✓
Exchange-traded fund risk							✓
Foreign government obligations and securities of supranational entities risk							✓
Real estate sector risk							✓
RIC tax risk							✓

Securities lending risk	✓	✓	✓	✓	✓	✓	✓

Subsidiary risk							✓

Short-term trading risk							✓
Temporary defensive position risk	✓	✓	✓	✓	✓	✓	✓

	Money Market Fund	National Municipal Money Market Fund
Temporary defensive position risk	✓	✓

Glossary - Investment Risks

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund’s investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund’s board when it reviews the asset allocations for the fund.

• Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

• Correlation risk. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk.

• Country and sector allocation risk. While the portfolio managers use the country and sector weightings of the fund’s benchmark index as a guide in structuring the fund’s portfolio, they may overweight or underweight certain countries or sectors relative to the index. This may cause the fund’s performance to be more or less sensitive to developments affecting those countries or sectors.

• Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money. Similarly, a decline or perception of a decline in the credit quality of a bond can cause the bond's price to fall, potentially lowering the fund's share price. Bonds rated investment grade when purcahsed by a fund may subsequently be downgraded.

• Depositary receipts risk. The fund pursues its objective by investing primarily in DRs representing securities of non-U.S. issuers, and generally will not invest in non-U.S. issuers that do not have sponsored or unsponsored DR programs even though such issuers may otherwise be an attractive investment for the fund. DRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert DRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related DR. The fund may invest in DRs through an unsponsored facility where the depositary issues the DRs without an agreement with the company that issues the underlying securities. Holders of unsponsored DRs generally bear all the costs of such facility, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the company that issues the underlying securities or to pass through voting rights to the holders of the DRs with respect to the underlying securities.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Certain derivatives may cause taxable income.

• Emerging market risk. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government or regulatory action and even nationalization of businesses, restrictions on foreign ownership, on prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price. In particular, emerging markets may have relatively unstable governments, present the risk of sudden adverse government or regulatory action and even nationalization of businesses, restrictions on foreign ownership on prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of emerging market countries may be based predominantly on only a few industries and may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets.

• Exchange-traded fund (ETF) risk. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of instruments held by the ETF. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, investing in inverse floaters and engaging in forward commitment transactions, may magnify the fund's gains or losses.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

• Management risk. Management risk is the risk that the investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-

backed securities) the market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the performance of the underlying mortgage properties, and may be more volatile and less liquid than more traditional government-backed debt securities. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

• Portfolio turnover risk. The fund’s investment adviser anticipates that the changes to the fund’s investment strategy initially may result in more portfolio turnover than is typical for the fund which will produce transaction costs. The fund’s investment adviser intends to use its best efforts to dispose of portfolio securities in a manner designed to minimize these costs to the extent possible, consistent with best execution. However, such turnover could result in higher taxable distributions to shareholders and lower the fund’s after-tax performance.

• Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The fund may not always be able to close out a short position at a particular time or at an acceptable price. The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement an investment strategy that involves short selling due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

• State-specific risk. The fund is subject to the risk that relevant state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the relevant index, the fund is expected to hold fewer securities than the index. Owning fewer securities and having the ability to purchase companies not listed in the index can cause the fund to underperform the index.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective. Portfolio managers responsible for the investment strategies used by the fund make investment decisions independently and it is possible that the investment strategies may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be greater or smaller than it would have been if the fund had a single investment strategy.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Glossary - Other Potential Risks

• ADR risk. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. In addition, holders of unsponsored ADRs generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such ADRs in respect of the deposited securities.

• Alternative asset categories and investment strategies risk. Because certain underlying funds seek to provide exposure to alternative or non-traditional asset categories or investment strategies, the performance of these underlying funds will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the fund’s assets allocated to such asset class.

• Commodity sector risk. Exposure to the commodities markets through its investments in certain underlying funds may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. United States futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. These limits are generally referred to as “daily price fluctuation limits” and the maximum or minimum price of a contract on any given day as a result of these limits is referred to as a “limit price.” Once the limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the commodity-linked investments.

• Exchange-traded fund (ETF) risk. ETFs in which the fund and certain underlying funds may invest typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities (or commodities) or the number of securities (or commodities) held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. Certain underlying funds may invest in ETFs that are not registered under the Investment Company Act of 1940, as amended, including commodity pools registered under the Commodity Exchange Act. Brokerage costs are incurred when purchasing and selling shares of ETFs.

• Foreign government obligations and securities of supranational entities risk. Investing in the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which an underlying fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries also are characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

• IPO risk. The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

• Interest rate and credit risks. Any investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed-income investments will have its credit rating downgraded.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

• Order delay risk. Portfolio managers responsible for the investment strategies used by the fund also manage other mutual funds or accounts and may submit purchase and sale orders for portfolio securities concurrently for the fund and such other funds or accounts. Orders on behalf of the fund are submitted to the investment adviser's trading desk; whereas, orders for the other funds or accounts may be submitted to the trading desk of an affiliate of the investment adviser or the trading desk of Walter Scott. Because the investment adviser seeks to promote tax efficiency and avoid wash sale transactions for the fund, certain orders submitted on behalf of the fund may be delayed and not aggregated (or "bunched") with those of the other funds or accounts managed by the fund's portfolio managers. In some cases, the delay may adversely affect the price paid or received by the fund for such portfolio securities or the amount of the commission paid to the broker or dealer.

• Pooled investment vehicle risk. The fund may invest in pooled investment vehicles which may involve duplication of advisory fees and certain other expenses.

• Real estate sector risk. Investments in the securities of companies principally engaged in the real estate sector will be affected by factors particular to the real estate sector. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. Moreover, certain real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest a majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940, as amended. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time.

• RIC tax risk. As a regulated investment company (RIC), an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Certain underlying funds intend to achieve exposure to currency markets primarily through entering into forward currency contracts. Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some foreign currency-denominated positions as not qualifying income.

Certain underlying funds may gain exposure to commodity markets through investments in commodity-linked derivative instruments, including commodity options and futures, and commodity index-linked structured notes and swap agreements. Certain underlying funds also may gain exposure indirectly to commodity markets by investing in a subsidiary of such underlying fund. The Internal Revenue Service (IRS) has issued private letter rulings to these underlying funds confirming that income from such underlying funds’ investment in their respective subsidiaries will constitute “qualifying income” for purposes of the 90% income test described above. The tax treatment of commodity-linked notes and other commodity-linked derivatives and the underlying funds’ investment in such subsidiaries may be adversely affected by future legislation, Treasury regulations or guidance issued by the IRS that could affect the character, timing or amount of an underlying fund’s taxable income or any gains and distributions made by such underlying fund.

• Securities lending risk. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

• Subsidiary risk. Certain underlying funds may gain exposure indirectly to commodity markets by investing in a subsidiary of such underlying fund. By investing in the subsidiary, the underlying fund will be indirectly exposed to the risks associated with the subsidiary’s investments in commodities. The subsidiary is not registered under the Investment Company Act of 1940, as amended, and generally is not subject to the investor protections of said Act. As an investor in the subsidiary, the underlying fund does not have all of the protections offered to investors by the Investment Company Act of 1940, as amended. Changes in the laws of the United States or the Cayman Islands could prevent such an underlying fund or its subsidiary from operating as described in the underlying fund’s prospectus and could negatively affect such underlying fund and its shareholders. In addition, the Cayman Islands currently does not impose any income, corporate, capital gain or withholding taxes on such subsidiaries. If this were to change and the subsidiary was required to pay Cayman Island taxes, the investment returns of the underlying fund would be adversely affected.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

• Temporary defensive position risk. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Management

Investment Adviser

The investment adviser for the funds is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $272 billion in 192 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, offering investment management and investment services through a worldwide client-focused team. It has $26.3 trillion in assets under custody and administration and $1.3 trillion in assets under management, services $11.8 trillion in outstanding debt and processes global payments averaging $1.7 trillion per day. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Asset Management is the umbrella organization for BNY Mellon’s affiliated investment management firms and global distribution companies. Additional information is available at www.bnymellon.com.

The investment adviser has engaged its affiliate, Walter Scott, located at One Charlotte Square, Edinburgh, Scotland, UK, to serve as the sub-investment adviser of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund responsible for the portion of the assets of BNY Mellon Large Cap Market Opportunity Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund allocated to the U.S. Large Cap Equity Strategy. Walter Scott is a wholly-owned subsidiary of BNY Mellon. As of November 30, 2011, Walter Scott had approximately $___ billion in assets under management. Walter Scott, subject to the investment adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy.

Distributor

MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of the investment adviser, serves as distributor of each fund. Shareholder services fees are paid to MBSC for providing shareholder account service and maintenance. The investment adviser or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the investment adviser's or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the investment adviser or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to a fund.

Code of Ethics

The funds, the investment adviser, Walter Scott and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by employees does not disadvantage any fund managed by the investment adviser or its affiliates.

Portfolio Managers
Name of Fund	Primary Portfolio Manager
BNY Mellon Large Cap Stock Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew

BNY Mellon Large Cap Market Opportunities Fund

Bernard Schoenfeld (investment allocation), Irene D. O'Neill (Focused Equity Strategy and Large Cap Growth Strategy), Ian Clark, Jane Henderson, Roy Leckie, Charlie Macquaker and Rodger Nisbet (U.S. Large Cap Equity Strategy), Brian C. Ferguson (Dynamic Large Cap Value Strategy) and Elizabeth Slover, David Sealy and Barry Mills (U.S. Large Cap Growth Strategy)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Bernard Schoenfeld (investment allocation), Irene D. O'Neill (Large Cap Core Strategy, Focused Equity Strategy and Large Cap Growth Strategy), Thomas Murphy (Large Cap Tax-Sensitive Strategy), Ian Clark, Jane Henderson, Roy Leckie, Charlie Macquaker and Rodger Nisbet (U.S. Large Cap Equity Strategy), Brian C. Ferguson (Dynamic Large Cap Value Strategy) and Elizabeth Slover, David Sealy and Barry Mills (U.S. Large Cap Growth Strategy)

BNY Mellon Income Stock Fund	Brian C. Ferguson
BNY Mellon Mid Cap Stock Fund	Stephen A. Mozur
BNY Mellon Small Cap Stock Fund	Stephan A. Mozur
BNY Mellon U.S. Core Equity 130/30 Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
BNY Mellon Focused Equity Opportunities Fund	Irene D. O'Neill
BNY Mellon Small/Mid Cap Fund	John M. Chambers
BNY Mellon International Fund	D. Kirk Henry (value investment style) and Sean P. Fitzgibbon and Mark A. Bogar (core investment style)
BNY Mellon International Appreciation Fund	Richard A. Brown, Thomas J. Durante and Karen Q. Wong
BNY Mellon Emerging Markets Fund	D. Kirk Henry (value investment style) and Sean P. Fitzgibbon and Jay Malikowski (core investment style)
BNY Mellon Bond Fund	John F. Flahive
BNY Mellon Intermediate Bond Fund	John F. Flahive
BNY Mellon Intermediate U.S. Government Fund	John F. Flahive
BNY Mellon Short-Term U.S. Government Securities Fund	Lawrence R. Dunn
BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon National Short-Term Municipal Bond Fund	Jeremy N. Baker and Timothy J. Sanville
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Jeremy N. Baker and Mary Collette O'Brien
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	John F. Flahive
BNY Mellon Municipal Opportunities Fund	John F. Flahive

BNY Mellon Asset Allocation Fund	Bernard Schoenfeld (investment allocation), Sean P. Fitzgibbon and Jeffrey D. McGrew (equity portion) and John F. Flahive (fixed-income portion)

Biographical Information

Jeremy N. Baker, CFA, has been a primary portfolio manager of BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and a portfolio manager at Dreyfus since March 2006. Mr. Baker is also a vice president of The Bank of New York Mellon, which he joined in September 2002.

Mark A. Bogar, CFA, has been a primary portfolio manager of BNY Mellon International Fund since January 2010. Mr. Bogar has been employed by Dreyfus since November 2008. He also is a director, portfolio manager, research analyst and member of the global core equity team at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since August 2007. Prior to that, Mr. Bogar was at Putnam Investments in various capacities from 1998 to 2007.

Richard A. Brown has been a primary portfolio manager of BNY Mellon International Appreciation Fund since July 2009. Mr. Brown has been a portfolio manager for Mellon Capital Management Corporation (Mellon Capital), an affiliate of Dreyfus, since 1995 and has been a dual employee of Dreyfus and Mellon Capital since April 2005.

John M. Chambers, CFA, has been a portfolio manager of BNY Mellon Small/Mid Cap Fund since its inception in September 2009, and a portfolio manager at Dreyfus since September 2009. He is also a vice president of The Bank of New York Mellon, which he joined in January 2004.

Ian Clark has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since December 2010. He is a director of Walter Scott, which he co-founded in 1983, and is a member of its Investment Management Group (IMG), which governs investment policy at Walter Scott and is comprised of all of the firm's investment directors and senior investment managers.

Lawrence R. Dunn, CFA, has been a portfolio manager of BNY Mellon Short-Term U.S. Government Securities Fund since its inception in October 2000 and a portfolio manager at Dreyfus since November 1995. Mr. Dunn is also an assistant vice president of The Bank of New York Mellon, which he joined in April 1990.

Thomas J. Durante has been a primary portfolio manager of BNY Mellon International Appreciation Fund since July 2009. Mr. Durante has been employed by Dreyfus since August 1982. He is also a portfolio manager with Mellon Capital, and has been employed by Mellon Capital since January 2000.

Brian C. Ferguson has been the primary portfolio manager of BNY Mellon Income Stock Fund since February 2007 and of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Dynamic Large Cap Value Strategy since each fund's inception in July 2010. Mr. Ferguson has been a portfolio manager at Dreyfus since October 2002. He is also a senior vice president and the director of the U.S. Large Cap Value Equity Team of TBCAM, where he has been employed since June 1997.

Sean P. Fitzgibbon, CFA, has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund and BNY Mellon Balanced Fund since February 2007, of BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007, and of BNY Mellon Emerging Markets Fund and BNY Mellon International Fund since January 2010. Mr. Fitzgibbon has also been a portfolio manager at Dreyfus since October 2004. He also is a senior managing director, portfolio manager, research analyst and head of the global core equity team at TBCAM, where he has been employed since August 1991.

John F. Flahive, CFA, has been a primary portfolio manager of BNY Mellon National Intermediate Municipal Bond Fund since its inception in October 2000, of BNY Mellon Massachusetts Intermediate Municipal Bond Fund since its inception in September 2002, of BNY Mellon Bond Fund since August 2005 and of BNY Mellon Municipal Opportunities Fund since its inception in October 2008. He also has been a primary portfolio manager of BNY Mellon Balanced Fund and BNY Mellon Intermediate Bond Fund since March 2006 and of BNY Mellon Intermediate U.S. Government Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund since September 2008. He has been a portfolio manager at Dreyfus since November 1994. Mr. Flahive is also first vice president of The Bank of New York Mellon, which he joined in October 1994.

Jane Henderson has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Ms. Henderson is the Managing Director of Walter Scott, which she joined in 1995, and is a member of its IMG.

D. Kirk Henry, CFA, has been a primary portfolio manager of BNY Mellon Emerging Markets Fund since its inception in October 2000 and of BNY Mellon International Fund since September 2002. Mr. Henry has been a portfolio manager at Dreyfus since May 1996. He is also executive vice president and international equity portfolio manager of TBCAM. He has held that position since May 1994.

Roy Leckie has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Mr. Leckie is a director of Walter Scott, which he joined in 1995, and co-leads its IMG.

Charlie Macquaker has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Mr. Macquaker is a director of Walter Scott, which he joined in 1991, and co-leads its IMG.

Jay Malikowski has been a primary portfolio manager of BNY Mellon Emerging Markets Fund since January 2010. Mr. Malikowski has been employed by Dreyfus since January 2010. He also is a vice president, portfolio manager, research analyst and member of the global core equity team at TBCAM, where he has been employed since August 2007. Prior thereto, Mr. Malikowski was a graduate student, receiving an MBA degree in 2007, and, from 2000 through August 2005 was a manager at Deloitte Consulting.

Jeffrey D. McGrew, CFA, has been a primary portfolio manager of BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007 and of BNY Mellon Large Cap Stock Fund and BNY Mellon Balanced Fund since January 2010. Mr. McGrew has been employed by Dreyfus since April 2006. He also is a managing director, portfolio manager, research analyst and member of the global core equity team at TBCAM, where he has been employed since 2002.

Barry Mills has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Growth Strategy since each fund's inception in July 2010. Mr. Mills is an analyst on the core research team at TBCAM, where he has been employed since June 2005. He also has been employed by Dreyfus since 1999.

Stephen A. Mozur, CFA, has been a portfolio manager of BNY Mellon Mid Cap Stock Fund since December 2004, and became the primary portfolio manager of BNY Mellon Mid Cap Stock Fund in March 2009. He also has been the primary portfolio manager of BNY Mellon Small Cap Stock Fund since March 2010. He has been a portfolio manager at Dreyfus since December 2004. Mr. Mozur is also a vice president of The Bank of New York Mellon, which he joined in 2002.

Thomas Murphy, CFA, has been the primary portfolio manager of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Tax-Sensitive Strategy since its inception in July 2010. Mr. Murphy has been Director, Tax-Managed Equity, at The Bank of New York Mellon since 2003 and an employee of Dreyfus since June 2010.

Rodger Nisbet has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Mr. Nisbet is the Deputy Chairman of Walter Scott, which he joined in 1993, and is a member of its IMG.

Mary Collette O'Brien, CFA, has been a primary portfolio manager of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund since its inception in October 2000, and of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006. Ms. O'Brien has been a portfolio manager at Dreyfus since July 1996. She is also a vice president of The Bank of New York Mellon, which she joined in April 1995.

Irene D. O'Neill, CFA, has been the primary portfolio manager of BNY Mellon Focused Equity Opportunities Fund since its inception in September 2009 and of BNY Mellon Large Cap Market Opportunities Fund with respect to the Focused Equity Strategy and the Large Cap Growth Strategy and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Core Strategy, the Focused Equity Strategy and the Large Cap Growth Strategy since each fund's inception in July 2010. She has been employed by Dreyfus since 2002. Ms. O'Neill is also a managing director and senior portfolio manager of The Bank of New York Mellon, which she joined in 2002.

Timothy J. Sanville, CFA, has been a primary portfolio manager of BNY Mellon National Short-Term Municipal Bond Fund since its inception in October 2000. Mr. Sanville has been a portfolio manager at Dreyfus since July 2000. He is also an assistant vice president of The Bank of New York Mellon, which he joined in 1992.

Bernard Schoenfeld has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Asset Allocation Fund responsible for investment allocation decisions since September 2011. Mr. Schoenfeld is a senior investment strategist and vice president of BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since 1970. He also has been employed by Dreyfus since September 2011.

David Sealy has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Camp Multi-Strategy Fund with respect to the U.S. Large Cap Growth Strategy since each fund's inception in July 2010. Mr. Sealy is an analyst on the core research team at TBCAM, where he has been employed since June 2005. He also has been employed by Dreyfus since 1997.

Elizabeth Slover has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Camp Multi-Strategy Fund with respect to the U.S. Large Cap Growth Strategy since each fund's inception in July 2010. Ms. Slover is a managing director and the director of core research at TBCAM, where she has been employed since June 2005. She also has been employed by Dreyfus since November 2001.

Karen Q. Wong has been a primary portfolio manager of BNY Mellon International Appreciation Fund since July 2009. Ms. Wong has been a portfolio manager for Mellon Capital since 2000. She has been a dual employee of Dreyfus and Mellon Capital since April 2005.

The funds' Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

Investment Advisory Fee

Each of the funds has agreed to pay the investment adviser an investment advisory fee at the annual rate set forth in the table below, and, for the fiscal year ended August 31, 2011, each of the funds paid the investment adviser an investment advisory fee at the effective annual rate set forth in the table below.

A discussion regarding the basis for the board's approving each fund's investment advisory agreement with the investment adviser is available in the fund's annual report for the fiscal year ended August 31, 2011.

Investment Advisory Fees
Name of Fund	Contractual Investment Advisory Fee (as a percentage of average daily net assets)	Effective Investment Advisory Fee (as a percentage of average daily net assets)
BNY Mellon Large Cap Stock Fund	0.65%	___%
BNY Mellon Large Cap Market Opportunities Fund	*	___%
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	*	___%
BNY Mellon Income Stock Fund	0.65%	___%
BNY Mellon Mid Cap Stock Fund	0.75%	___%
BNY Mellon Small Cap Stock Fund	0.85%	___%
BNY Mellon U.S. Core Equity 130/30 Fund	0.80%	___%
BNY Mellon Focused Equity Opportunities Fund	0.70%	___%
BNY Mellon Small/Mid Cap Fund	0.75%	___%
BNY Mellon International Fund	0.85%	___%
BNY Mellon Emerging Markets Fund	1.15%	___%
BNY Mellon International Appreciation Fund	0.50%	___%
BNY Mellon Bond Fund	0.40%	___%
BNY Mellon Intermediate Bond Fund	0.40%	___%
BNY Mellon Intermediate U.S. Government Fund	0.50%	___%
BNY Mellon Short-Term U.S. Government Securities Fund	0.35%	___%
BNY Mellon National Intermediate Municipal Bond Fund	0.35%	___%
BNY Mellon National Short-Term Municipal Bond Fund	0.35%	___%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	0.50%	___%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.35%	___%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	0.50%	___%
BNY Mellon Municipal Opportunities Fund	0.50%	___%
BNY Mellon Asset Allocation Fund	**	___%
BNY Mellon Money Market Fund	0.15%	___%
BNY Mellon National Municipal Money Market Fund	0.15%	___%

*BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Multi-Strategy Fund have each agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

**BNY Mellon Asset Allocation Fund has agreed to pay an investment advisory fee at the annual rate of 0.65% applied to that portion of the fund's average daily net assets allocated to direct investments in equity securities, at the annual rate of 0.40% applied to that portion of the fund's average daily net assets allocated to direct investments in debt securities, and at the annual rate of 0.15% applied to that portion of the fund's average daily net assets allocated to investments in money market instruments and any underlying BNY Mellon funds. Effective September 15, 2011, the fund also agreed to pay an investment advisory fee at the annual rate of 0.15% applied to that portion of the fund's average daily net assets allocated to investments in the Dreyfus Family of Funds and unaffiliated funds.

Shareholder Guide

Buying, Selling and Exchanging Shares

Each fund is offering its Class M shares and Investor shares in this prospectus. Class M shares are generally offered only to Wealth Management Clients. Class M shares of a fund also are offered to certain Investment Advisory Firms on behalf of their high net worth and related clients, provided that such Firms are approved by BNY Mellon Wealth Management and invest in the fund through an omnibus account. Investment Advisory Firms are subject to a minimum initial investment requirement of $1 million. Class M shares owned by clients of Investment Advisory Firms will be held in omnibus accounts in the name of the Investment Advisory Firms. Records relating to the client accounts of Investment Advisory Firms generally will not be maintained by Dreyfus, The Bank of New York Mellon or their affiliates. Class M shares of each fund, except for BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large-Cap Multi-Strategy Fund, BNY Mellon Asset Allocation Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, are offered to unaffiliated investment companies approved by BNY Mellon Wealth Management.  In addition, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as "sweep vehicles" for cash held in Qualified Accounts. Any such investments must be in the respective fund's Class M shares. Class M shares owned by Wealth Management Clients will be held in omnibus accounts, or separate accounts, with the funds' transfer agent (BNY Mellon Fund Accounts). Investor shares are generally offered only to Individual Clients, BNY Mellon Wealth Advisors Brokerage Clients and Qualified Employee Benefit Plans, except that Individual Clients of a fund on July 10, 2001 will continue to be eligible to purchase Class M shares of that fund for their then existing accounts. Fund shares owned by Individual Clients will be held in separate accounts (Individual Accounts). Fund shares owned by BNY Mellon Wealth Advisors Brokerage Clients also will be held in separate accounts (BNY Mellon Wealth Advisors Brokerage Accounts). Investor shares owned by participants in Qualified Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor (Qualified Employee Benefit Plan Accounts) and records relating to these accounts generally will not be maintained by Dreyfus, The Bank of New York Mellon or their affiliates.

Wealth Management Clients may transfer Class M shares from a BNY Mellon Fund Account to other existing Wealth Management Clients for their BNY Mellon Fund Accounts. Wealth Management Clients also may transfer shares from a BNY Mellon Fund Account to an Individual Account or a BNY Mellon Wealth Advisors Brokerage Account. Before any such transfer (other than a transfer to Individual Clients of a fund as of July 10, 2001 for their then-existing accounts), the Wealth Management Client's Class M shares will be converted into Investor shares of equivalent value (at the time of conversion) and, accordingly, the Individual Client or BNY Mellon Wealth Advisors Brokerage Client will receive Investor shares. Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold fund shares may do so only by establishing Individual Accounts or BNY Mellon Wealth Advisors Brokerage Accounts, and their Class M shares generally will be converted into Investor shares. The conversion of such shareholder's Class M shares into Investor shares will be at the equivalent net asset value of each class at the time of the conversion. Individual Clients and BNY Mellon Wealth Advisors Brokerage Clients in the Investor class of a fund who make subsequent investments in that fund will receive Investor shares of that fund. Holders of Investor shares of a fund at the time they become Wealth Management Clients ("Converting Investor Shareholders") generally may request to have their Investor shares converted into Class M shares of the fund. The conversion of such shareholder's Investor shares into Class M shares will be at the equivalent net asset value of each class at the time of the conversion. Converting Investor Shareholders in Class M shares of a fund who make subsequent investments in that fund will receive Class M shares of that fund. See the SAI for more information.

You pay no sales charges to invest in either share class of any fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time for BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, and as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) for each fund other than BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, on days the NYSE is open for regular business. Each of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Investments in debt securities generally are valued by one or more independent pricing services approved by the Trust's board or on the basis of market quotations. The pricing service's procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the Trust's board. Fair value of investments may be determined by the Trust's board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances.

Investments in money market securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, such securities are valued at their acquisition cost and adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for money market funds, such as BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, to be able to price their shares at $1.00 per share.

Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund. The effect on NAV may be more pronounced for BNY Mellon Emerging Markets Fund and BNY Mellon International Fund, which invest primarily in foreign securities.

Investments in foreign securities, small-capitalization equity securities, certain municipal bonds and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to a fund's shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of a fund's NAV by short-term traders. While the funds have a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see "Shareholder Guide — Buying, Selling and Exchanging Shares — General Policies" for further information about the funds' frequent trading policy.

Because BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Municipal Opportunities Fund and BNY Mellon National Municipal Money Market Fund seek tax-exempt income, they are not recommended for purchase by qualified retirement plans or other tax-advantaged accounts.

Selling Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds (or selling the shares in the case of the money market funds) for up to eight business days following the purchase of those shares

• the fund will not honor redemption checks or process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Purchases, Redemptions and Exchanges Through BNY Mellon Fund Accounts and BNY Mellon Wealth Advisors Brokerage Accounts

Persons who hold fund shares through BNY Mellon Fund Accounts or BNY Mellon Wealth Advisors Brokerage Accounts should contact their account officer or financial advisor, respectively, for information concerning purchasing, selling (redeeming), and exchanging fund shares. The policies and fees applicable to these accounts may differ from those described in this prospectus, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Purchases, Redemptions and Exchanges Through Qualified Employee Benefit Plan Accounts

Persons who hold fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator for information concerning purchasing, selling (redeeming), and exchanging fund shares. The policies and fees applicable to these accounts may differ from those described in this prospectus, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Purchases, Redemptions and Exchanges Through Investment Advisory Firms

Clients of Investment Advisory Firms that purchase fund shares on behalf of their high-net-worth and related clients may not maintain accounts directly with the fund and should contact their financial advisor directly for information concerning purchasing, selling (redeeming), and exchanging fund shares. Investment Advisory Firms may impose policies, limitations (including with respect to buying, selling and exchanging fund shares) and fees on their clients that are different from those described in this prospectus.

Purchases and Redemptions Through Individual Accounts

Purchasing shares

Individual Accounts generally may be opened only by the transfer of fund shares from a BNY Mellon Fund Account, by Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold fund shares, or by exchange from Individual Accounts holding other BNY Mellon funds as described below under "Individual Account Services and Policies – Exchange Privilege." The minimum initial investment in a fund through an Individual Account is $10,000, and the minimum for subsequent investments is $100. You may purchase additional shares for an Individual Account by mail, wire, electronic check or TeleTransfer, or automatically.

Mail. To purchase additional shares by mail, fill out an investment slip and send the slip and a check with your account number written on it to:

Name of Fund

BNY Mellon Funds

P.O. Box 9879, Providence, RI 02940-8079

Make checks payable to: BNY Mellon Funds.

Electronic Check or Wire. To purchase shares in a regular or IRA account, please call 1-800-DREYFUS (inside the U.S. only) for more information.

TeleTransfer. To purchase additional shares through TeleTransfer call 1-800-DREYFUS (inside the U.S. only) to request your transaction.

Automatically. Call us at 1-800-DREYFUS (inside the U.S. only) to request a form to add any automatic investing service. Complete and return the forms along with any other required materials. These services are available only for holders of Individual Accounts. See "Individual Account Services and Policies."

IRAs. For information on how to purchase additional shares for IRA accounts, call 1-800-DREYFUS (inside the U.S. only), consult your financial representative, or refer to the SAI.

Selling (redeeming) shares

You may sell (redeem) shares in writing, or by telephone, wire or TeleTransfer, or automatically.

Written sell orders. Some circumstances require written sell orders along with signature guarantees. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

In writing or by check. You may sell (redeem) shares by writing a letter of instruction and, for the funds specified below under "Individual Account Services and Policies — Checkwriting Privilege" only, by writing a redemption check. The letter of instruction and redemption check should include the following information:

•  your name(s) and signatures(s)

•  your account number

•  the fund name

•  the share class

•  the dollar amount you want to sell

•  how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required. Mail your request to:

BNY Mellon Funds

P.O. Box 55268

Boston, Massachusetts 02205-5268

Telephone. Unless you have declined telephone privileges on your account application, you may also redeem your shares by telephone (maximum $250,000 per day) by calling 1-800-DREYFUS (inside the U.S. only). A check will be mailed to your address of record.

Wire or TeleTransfer. To sell (redeem) shares by wire or TeleTransfer (minimum $1,000 and $500, respectively; maximum $500,000 for joint accounts every 30 days), call 1-800-DREYFUS (inside the U.S. only) to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by wire for wire redemptions and by electronic check for TeleTransfer redemptions.

IRAs. For information on how to sell (redeem) shares held in IRA accounts, call 1-800-DREYFUS (inside the U.S. only), consult your financial representative, or refer to the SAI.

Individual Account Services and Policies

The services and privileges described in this section are available only to holders of Individual Accounts.

Automatic services. Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-DREYFUS (inside the U.S. only).

Automatic Asset Builder permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Payroll Savings Plan permits you to purchase fund shares (minimum $100 per transaction) automatically through a payroll deduction.

Government Direct Deposit permits you to purchase shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dividend Sweep permits you to automatically reinvest dividends and distributions from one BNY Mellon fund into another (not available for IRAs).

Auto-Exchange Privilege permits you to exchange your shares from one BNY Mellon fund into another.

Automatic Withdrawal Plan permits you to make withdrawals (minimum $50) on a monthly or quarterly basis, provided your account balance is at least $5,000.

Checkwriting Privilege. (Fixed-Income Funds and Money Market Funds only). Holders of Individual Accounts in BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may sell (redeem) shares by check. You may write redemption checks against your fund account in amounts of $500 or more. These checks are free. However, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange Privilege. You generally can exchange shares of a class of a BNY Mellon fund worth $500 or more into shares of the same class of any other BNY Mellon fund. However, each fund account, including those established through exchanges, must meet the minimum account balance requirement of $10,000. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

General Policies

Unless you decline teleservice privileges on your application, the funds' transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the funds' transfer agent takes reasonable measures to confirm that instructions are genuine.

The funds (other than the money market funds) are designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the investment adviser and the Trust's board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. The investment adviser and the funds will not enter into arrangements with any person or group to permit frequent trading.

Each fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

• refuse any purchase or exchange request, including those from any individual or group who, in the investment adviser's view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

The investment adviser monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the investment adviser evaluates trading activity in the account for evidence of frequent trading. The investment adviser considers the investor's trading history in other accounts under common ownership or control, in other Dreyfus Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the investment adviser seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the investment adviser seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the investment adviser concludes the account is likely to engage in frequent trading, the investment adviser may cancel or revoke the purchase or exchange on the following business day. The investment adviser may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the investment adviser may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

The funds' shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The investment adviser's ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide the investment adviser, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If the investment adviser determines that any such investor has engaged in frequent trading of fund shares, the investment adviser may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund's policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent a fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the funds' frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although the investment adviser discourages excessive trading and other abusive trading practices, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund (collectively, Money Market Funds) have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of shares of the Money Market Funds. The investment adviser also believes that money market funds, such as the Money Market Funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a Money Market Fund's shares could increase the Money Market Fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the Money Market Fund's portfolio, which could detract from the Money Market Fund's performance. Accordingly, each Money Market Fund reserves the right to refuse any purchase or exchange request.

Each Money Market Fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund usually pays its shareholders dividend, if any, from its net investment income as follows:

Fund	Dividend Payment Frequency
BNY Mellon Large Cap Stock Fund	Monthly
BNY Mellon Large Cap Market Opportunities Fund	Annually
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	Annually
BNY Mellon Income Stock Fund	Monthly
BNY Mellon Mid Cap Stock Fund	Annually
BNY Mellon Small Cap Stock Fund	Annually
BNY Mellon U.S. Core Equity 130/30 Fund	Annually
BNY Mellon Focused Equity Opportunities Fund	Annually
BNY Mellon Small/Mid Cap Fund	Annually
BNY Mellon International Fund	Annually
BNY Mellon International Appreciation Fund	Annually
BNY Mellon Emerging Markets Fund	Annually
BNY Mellon Bond Fund	Monthly
BNY Mellon Intermediate Bond Fund	Monthly
BNY Mellon Intermediate U.S. Government Fund	Monthly
BNY Mellon Short-Term U.S. Government Securities Fund	Monthly
BNY Mellon National Intermediate Municipal Bond Fund	Monthly
BNY Mellon National Short-Term Municipal Bond Fund	Monthly
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Monthly
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Monthly
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Monthly
BNY Mellon Municipal Opportunities Fund	Monthly

BNY Mellon Asset Allocation Fund	Monthly

BNY Mellon Money Market Fund	Monthly
BNY Mellon National Municipal Money Market Fund	Monthly

Each fund generally distributes any net capital gains it has realized once a year.

Each share class will generate a different dividend because each has different expenses. For Individual Accounts, dividends and other distributions will be reinvested in fund shares unless you instruct the fund otherwise. For information on reinvestment of dividends and other distributions on BNY Mellon Fund Accounts, contact your account officer, and for such information on BNY Mellon Wealth Advisors Brokerage Accounts or client accounts of Investment Advisory Firms, contact your financial advisor. There are no fees or sales charges on reinvestments.

Distributions paid by a fund (except to the extent attributable to tax-exempt income) are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund anticipate that virtually all dividends paid to you will be exempt from federal and, as to the relevant fund, Pennsylvania, Massachusetts and New York, respectively, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short- term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Pennsylvania, Massachusetts and New York personal income tax purposes, distributions derived from interest on municipal securities of Pennsylvania, Massachusetts and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Pennsylvania, Massachusetts and New York state personal income taxes, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

Financial Highlights

These financial highlights describe the performance of each fund's Class M and Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. Except as noted below, these financial highlights have been audited by KPMG LLP, an independent registered public accounting firm, whose reports, along with the funds' financial statements, are included in the annual reports, which are available upon request. BNY Mellon International Appreciation Fund, BNY Mellon Intermediate U.S. Government Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund changed their fiscal year end to August 31 from December 31, and the financial highlights for the fiscal years ended August 31, 2010 and August 31, 2011, the eight-month period ended August 31, 2009 and the fiscal year ended December 31, 2008 were audited by KPMG LLP. The financial highlights of these funds for each of the other years were audited by another independent public accounting firm.

BNY Mellon Large Cap Stock Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		6.77	8.77	11.56	10.31
Investment Operations:
Investment income—net[a]		.06	.09	.11	.09
Net realized and unrealized
gain (loss) on investments		.39	(1.91)	(1.05)	1.49
Total from Investment Operations		.45	(1.82)	(.94)	1.58
Distributions:
Dividends from investment income--net		(.06)	(.09)	(.12)	(.08)
Dividends from net realized gain on investments		-	(.09)	(1.73)	(.25)
Total Distributions		(.06)	(.18)	(1.85)	(.33)
Net asset value, end of period		7.16	6.77	8.77	11.56
Total Return (%)		6.62	(20.39)	(9.95)	15.60
Ratios/Supplemental Data(%):
Ratio of total expenses to average net assets		.80	.81	.80	.80
Ratio of net expenses to average net assets		.80[b]	.81[b]	.80[b]	.79
Ratio of net investment income to average net assets		.81	1.51	1.15	.76
Portfolio Turnover Rate		71.61	109.39	56.13	77.46
Net Assets, end of period ($ x 1,000)		1,178,235	1,449,565	1,750,688	1,970,482
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Large Cap Stock Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		6.78	8.78	11.58	10.33
Investment Operations:
Investment income—net[a]		.04	.08	.09	.06
Net realized and unrealized
gain (loss) on investments		.38	(1.91)	(1.07)	1.50
Total from Investment Operations		.42	(1.83)	(.98)	1.56
Distributions:
Dividends from investment income—net		(.04)	(.08)	(.09)	(.06)
Dividends from net realized gain on investments		-	(.09)	(1.73)	(.25)
Total Distributions		(.04)	(.17)	(1.82)	(.31)
Net asset value, end of period		7.16	6.78	8.78	11.58
Total Return (%)		6.21	(20.56)	(10.26)	15.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.06	1.05	1.05
Ratio of net expenses to average net assets		1.05[b]	1.06[b]	1.05[b]	1.04
Ratio of net investment income to average net assets		.56	1.25	.89	.51
Portfolio Turnover Rate		71.61	109.39	56.13	77.46
Net Assets, end of period ($ x 1,000)		7,473	8,274	9,829	11,704
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Large Cap Market Opportunities Fund
	Class M Shares		Investor Shares
	Year Ended August 31,
	2011	2010[a]	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period		10.00		10.00
Investment Operations:
Investment income — net[b,c]		.00		.00
Net realized and unrealized
gain (loss) on investments		(.52)		(.52)
Total from Investment Operations		(.52)		(.52)
Net asset value, end of period		9.48		9.48
Total Return (%)[d]		(5.20)		(5.20)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]		15.54		9.38
Ratio of net expenses to average net assets[e,f]		.98		1.23
Ratio of net investment income to average net assets[e,f]		.48		.16
Portfolio Turnover Rate [d]		2.12		2.12
Net Assets, end of period ($ x 1,000)		5,074		9
[a]From July 30, 2010 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized. [e]Annualized. [f]Amount does not include the activity of the underlying funds.

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
	Class M Shares		Investor Shares
	Year Ended August 31,
	2011	2010[a]	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period		10.00		10.00
Investment Operations:
Investment income — net[b]		.01		.01
Net realized and unrealized
gain (loss) on investments		(.49)		(.49)
Total from Investment Operations		(.48)		(.48)
Net asset value, end of period		9.52		9.52
Total Return (%)[c]		(4.80)		(4.80)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]		8.12		5.88
Ratio of net expenses to average net assets[d,e]		.99		1.24
Ratio of net investment income to average net assets[d,e]		.91		.65
Portfolio Turnover Rate [c]		1.53		1.53
Net Assets, end of period ($ x 1,000)		10,377		10
[a]From July 30, 2010 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized. [e]Amount does not include the activity of the underlying funds.

Financial Highlights (cont’d)

BNY Mellon Income Stock Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		5.39	7.22	10.61	10.43
Investment Operations:
Investment income—net[a]		.09	.12	.16	.19
Net realized and unrealized
gain (loss) on investments		.10	(1.35)	(1.35)	1.04
Total from Investment Operations		.19	(1.23)	(1.19)	1.23
Distributions:
Dividends from investment income--net		(.09)	(.13)	(.16)	(.19)
Dividends from net realized gain on investments		-	(.47)	(2.04)	(.86)
Total Distributions		(.09)	(.60)	(2.20)	(1.05)
Net asset value, end of period		5.49	5.39	7.22	10.61
Total Return (%)		3.44	(15.73)	(13.79)	12.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.86	.87	.84	.81
Ratio of net expenses to average net assets		.86[b]	.87[b]	.84[b]	.81
Ratio of net investment income to average net assets		1.55	2.47	1.87	1.81
Portfolio Turnover Rate		66.78	65.88	33.02	62.06
Net Assets, end of period ($ x 1,000)		90,645	126,763	199,367	414,866
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Income Stock Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		5.44	7.27	10.67	10.49
Investment Operations:
Investment income—net[a]		.08	.11	.14	.17
Net realized and unrealized
gain (loss) on investments		.10	(1.35)	(1.36)	1.04
Total from Investment Operations		.18	(1.24)	(1.22)	1.21
Distributions:
Dividends from investment income--net		(.08)	(.12)	(.14)	(.17)
Dividends from net realized gain on investments		-	(.47)	(2.04)	(.86)
Total Distributions		(.08)	(.59)	(2.18)	(1.03)
Net asset value, end of period		5.54	5.44	7.27	10.67
Total Return (%)		3.19	(15.84)	(14.03)	11.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.11	1.12	1.09	1.06
Ratio of net expenses to average net assets		1.11[b]	1.12[b]	1.09[b]	1.06
Ratio of net investment income to average net assets		1.29	2.19	1.62	1.55
Portfolio Turnover Rate		66.78	65.88	33.02	62.06
Net Assets, end of period ($ x 1,000)		988	1,045	1,407	1,719
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Mid Cap Stock Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		8.64	11.11	14.19	14.26
Investment Operations:
Investment income—net[a]		.05	.07	.03	.06
Net realized and unrealized
gain (loss) on investments		.68	(2.46)	(.53)	2.17
Total from Investment Operations		.73	(2.39)	(.50)	2.23
Distributions:
Dividends from investment income--net		(.06)	(.06)	(.04)	(.08)
Dividends from net realized gain on investments		-	(.02)	(2.54)	(2.22)
Total Distributions		(.06)	(.08)	(2.58)	(2.30)
Net asset value, end of period		9.31	8.64	11.11	14.19
Total Return (%)		8.49	(21.33)	(5.67)	16.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.90	.92	.90	.90
Ratio of net expenses to average net assets		.90	.92[b]	.90[b]	.90[b]
Ratio of net investment income to average net assets		.53	.86	.28	.42
Portfolio Turnover Rate		123.41	147.50	121.12	112.31
Net Assets, end of period ($ x 1,000)		1,162,906	1,185,376	1,540,821	1,708,747
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Mid Cap Stock Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		8.57	11.00	14.07	14.16
Investment Operations:
Investment income—net[a]		.03	.05	.00[b]	.02
Net realized and unrealized
gain (loss) on investments		.68	(2.43)	(.53)	2.15
Total from Investment Operations		.71	(2.38)	(.53)	2.17
Distributions:
Dividends from investment income--net		(.04)	(.03)	-	(.04)
Dividends from net realized gain on investments		-	(.02)	(2.54)	(2.22)
Total Distributions		(.04)	(.05)	(2.54)	(2.26)
Net asset value, end of period		9.24	8.57	11.00	14.07
Total Return (%)		8.30	(21.51)	(5.94)	16.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.15	1.17	1.15	1.15
Ratio of net expenses to average net assets		1.15	1.17[c]	1.15[c]	1.15[c]
Ratio of net investment income to average net assets		.27	.63	.03	.16
Portfolio Turnover Rate		123.41	147.50	121.12	112.31
Net Assets, end of period ($ x 1,000)		20,733	19,785	28,520	35,139
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.
[c]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Small Cap Stock Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		8.57	11.44	14.82	15.39
Investment Operations:
Investment income (loss) — net[a]		.00[b]	.07	.03	.00[b]
Net realized and unrealized
gain (loss) on investments		.38	(2.85)	(1.15)	1.83
Total from Investment Operations		.38	(2.78)	(1.12)	1.83
Distributions:
Dividends from investment income - net		(.01)	(.08)	-	-
Dividends from net realized gain on investments		-	(.01)	(2.26)	(2.40)
Total Distributions		(.01)	(.09)	(2.26)	(2.40)
Net asset value, end of period		8.94	8.57	11.44	14.82
Total Return (%)		4.45	(24.11)	(9.07)	12.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.00	1.03	1.01	1.01
Ratio of net expenses to average net assets		.98	.99	1.01[c]	1.00
Ratio of net investment income (loss) to average net assets		.01	.88	.28	.02
Portfolio Turnover Rate		183.41	159.78	132.19	167.04
Net Assets, end of period ($ x 1,000)		412,824	610,567	633,118	670,238
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.
[c]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Small Cap Stock Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		8.36	11.11	14.50	15.13
Investment Operations:
Investment income (loss) — net[a]		(.02)	.05	00[b]	(.03)
Net realized and unrealized
gain (loss) on investments		.38	(2.72)	(1.13)	1.80
Total from Investment Operations		.36	(2.67)	(1.13)	1.77
Distributions:
Dividends from investment income – net		-	(.07)	-	-
Dividends from net realized gain on investments		-	(.01)	(2.26)	(2.40)
Total Distributions		-	(.08)	(2.26)	(2.40)
Net asset value, end of period		8.72	8.36	11.11	14.50
Total Return (%)		4.31	(23.92)	(9.36)	12.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.25	1.28	1.26	1.26
Ratio of net expenses to average net assets		1.23	1.23	1.26[c]	1.25
Ratio of net investment income (loss) to average net assets		(.24)	.61	.02	(.23)
Portfolio Turnover Rate		183.41	159.78	132.19	167.04
Net Assets, end of period ($ x 1,000)		6,022	6,277	3.795	5,341
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.
[c]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon U.S. Core Equity 130/30 Fund
	Year Ended August 31,

Class M Shares	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period		9.07	11.39	12.64	12.50
Investment Operations:
Investment income (loss) — net[b]		.03	.07	.07	(.00)[c]
Net realized and unrealized
gain (loss) on investments		.74	(2.28)	(1.32)	.14
Total from Investment Operations		.77	(2.21)	(1.25)	.14
Distributions:
Dividends from investment income - net		(.03)	(.11)	-	-
Net asset value, end of period		9.81	9.07	11.39	12.64
Total Return (%)		8.53	(19.19)	(9.89)	1.12[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.79	2.02	2.39[e]	.50[d]
Ratio of net expenses to average net assets		1.79	2.02[f]	2.28[e]	.28[d]
Ratio of net investment income (loss) to average net assets		.26	.87	.58	(.03)[d]
Portfolio Turnover Rate		117.53	138.97	163.66	11.94[d]
Net Assets, end of period ($ x 1,000)		186,137	80,952	180,803	26,064
[a]From August 1, 2007 (commencement of operations) to August 31, 2007.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Higher costs are due to borrowing costs associated with the 130/30 fund structure.
[f]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon U.S. Core Equity 130/30 Fund
	Year Ended August 31,

Investor Shares	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period		9.02	11.36	12.63	12.50
Investment Operations:
Investment income (loss) — net[b]		(.01)	.04	.02	(.00)[c]
Net realized and unrealized
gain (loss) on investments		.75	(2.27)	(1.29)	.13
Total from Investment Operations		.74	(2.23)	(1.27)	.13
Distributions:
Dividends from investment income - net		-	(.11)	-	-
Net asset value, end of period		9.76	9.02	11.36	12.63
Total Return (%)		8.20	(19.47)	(10.06)	1.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.09	2.25	2.81[e]	.50[d]
Ratio of net expenses to average net assets		2.09	2.25[f]	2.71[e]	.28[d]
Ratio of net investment income (loss) to average net assets		(.08)	.56	.16	(.03)[d]
Portfolio Turnover Rate		117.53	138.97	163.66	11.94[d]
Net Assets, end of period ($ x 1,000)		8	14	13	10
[a]From August 1, 2007 (commencement of operations) to August 31, 2007.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Higher costs are due to borrowing costs associated with the 130/30 fund structure.
[f]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Focused Equity Opportunities Fund
	Class M Shares		Investor Shares
	Year Ended August 31,
	2011	2010[a]	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period		10.00		10.00
Investment Operations:
Investment income (loss) — net[b]		.06		.02
Net realized and unrealized
gain (loss) on investments		.04		.06
Total from Investment Operations		.10		.08
Distributions:
Dividends from investment income-net		(.01)		(.01)
Dividends from net realized gain on investments[c]		(.00)		(.00)
Total Distributions		(.01)		(.01)
Net asset value, end of period		10.09		10.07
Total Return (%)[d]		1.01		.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]		.98		1.53
Ratio of net expenses to average net assets[e]		.89		1.14
Ratio of net investment income to average net assets[e]		.59		.23
Portfolio Turnover Rate[d]		64.75		64.75
Net Assets, end of period ($ x 1,000)		238,332		13
[a]From September 30, 2009 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

Financial Highlights (cont’d)

BNY Mellon Small/Mid Cap Fund
	Class M Shares		Investor Shares
	Year Ended August 31,
	2011	2010[a]	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period		10.00		10.00
Investment Operations:
Investment income — net[b]		.01		.01
Net realized and unrealized
gain (loss) on investments		.95		.92
Total from Investment Operations		.96		.93
Distributions:
Dividends from investment income-net		(.01)		(.01)
Dividends from net realized gain on investments		(.03)		(.03)
Total Distributions		(.04)		(.04)
Net asset value, end of period		10.92		10.89
Total Return (%)[c]		9.65		9.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]		1.07		2.35
Ratio of net expenses to average net assets[d]		.92		1.20
Ratio of net investment income to average net assets[d]		.06		.08
Portfolio Turnover Rate[c]		109.25		109.25
Net Assets, end of period ($ x 1,000)		222,034		16
[a]From September 30, 2009 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.

BNY Mellon International Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		10.12	12.11	17.56	17.77
Investment Operations:
Investment income—net[a]		.18	.22	.33	.28
Net realized and unrealized
gain (loss) on investments		(.67)	(1.54)	(3.14)	1.92
Total from Investment Operations		(.49)	(1.32)	(2.81)	2.20
Distributions:
Dividends from investment income--net		(.25)	(.41)	(.29)	(.30)
Dividends from net realized gain on investments		-	(.26)	(2.35)	(2.11)
Total Distributions		(.25)	(.67)	(2.64)	(2.41)
Net asset value, end of period		9.38	10.12	12.11	17.56
Total Return (%)		(5.07)	(9.95)	(18.61)	12.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.09	1.14	1.10	1.08
Ratio of net expenses to average net assets		1.09[b]	1.03	1.06	1.08[b]
Ratio of net investment income to average net assets		1.79	2.51	2.22	1.59
Portfolio Turnover Rate		67.16	102.83	78.35	72.83
Net Assets, end of period ($ x 1,000)		996,647	1,247,441	2,002,307	2,836,968
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon International Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		10.69	12.70	18.29	18.41
Investment Operations:
Investment income—net[a]		.16	.20	.28	.23
Net realized and unrealized
gain (loss) on investments		(.70)	(1.60)	(3.26)	2.03
Total from Investment Operations		(.54)	(1.40)	(2.98)	2.26
Distributions:
Dividends from investment income--net		(.23)	(.35)	(.26)	(.27)
Dividends from net realized gain on investments		-	(.26)	(2.35)	(2.11)
Total Distributions		(.23)	(.61)	(2.61)	(2.38)
Net asset value, end of period		9.92	10.69	12.70	18.29
Total Return (%)		(5.26)	(10.11)	(18.87)	12.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.34	1.38	1.35	1.33
Ratio of net expenses to average net assets		1.34[b]	1.28	1.32	1.32
Ratio of net investment income to average net assets		1.46	2.27	1.82	1.26
Portfolio Turnover Rate		67.16	102.83	78.35	72.83
Net Assets, end of period ($ x 1,000)		4,319	5,099	6,627	13,634
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Emerging Markets Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		8.71	16.89	24.42	24.53
Investment Operations:
Investment income—net[a]		.08	.14	.23	.25
Net realized and unrealized
gain (loss) on investments		1.31	(3.58)	(1.45)	7.18
Total from Investment Operations		1.39	(3.44)	(1.22)	7.43
Distributions:
Dividends from investment income--net		(.08)	(.42)	(.21)	(.22)
Dividends from net realized gain on investments		-	(4.32)	(6.10)	(7.32)
Total Distributions		(.08)	(4.74)	(6.31)	(7.54)
Net asset value, end of period		10.02	8.71)	16.89	24.42
Total Return (%)		15.92	(6.07)	(9.11)	35.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.54	1.64	1.53	1.50
Ratio of net expenses to average net assets		1.54[b]	1.64[b]	1.52	1.50[b]
Ratio of net investment income to average net assets		.85	1.76	1.11	1.05
Portfolio Turnover Rate		76.34	119.72	63.60	60.72
Net Assets, end of period ($ x 1,000)		1,796,274	1.097,296	1,141,146	1,521,024
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Emerging Markets Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		8.94	17.05	24.60	24.65
Investment Operations:
Investment income—net[a]		.06	.11	.20	.15
Net realized and unrealized
gain (loss) on investments		1.33	(3.55)	(1.50)	7.27
Total from Investment Operations		1.39	(3.44)	(1.30)	7.42
Distributions:
Dividends from investment income--net		(.06)	(.35)	(.15)	(.15)
Dividends from net realized gain on investments		-	(4.32)	(6.10)	(7.32)
Total Distributions		(.06)	(4.67)	(6.25)	(7.47)
Net asset value, end of period		10.27	8.94	17.05	24.60
Total Return (%)		15.56	(6.32)	(9.29)	35.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.77	1.91	1.78	1.75
Ratio of net expenses to average net assets		1.77[b]	1.91[b]	1.78[b]	1.74
Ratio of net investment income to average net assets		.54	1.32	.96	.65
Portfolio Turnover Rate		76.34	119.72	63.60	60.72
Net Assets, end of period ($ x 1,000)		7,091	4,476	7,187	10,846
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon International Appreciation Fund
	Year Ended December 31,
Class M Shares†	Year Ended August 31, 2011	Year Ended August 31, 2010	Eight Months Ended August 31, 2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		11.35	9.40	16.58	15.46	12.62
Investment Operations:
Investment income—net[b]		.26	.23	.45	.41	.30
Net realized and unrealized
gain (loss) on investments		(.73)	1.73	(7.17)	1.10	2.81
Total from Investment Operations		(.47)	1.96	(6.72)	1.51	3.11
Distributions:
Dividends from investment income--net		(.34)	(.01)	(.46)	(.39)	(.27)
Net asset value, end of period		10.54	11.35	9.40	16.58	15.46
Total Return (%)		(4.35)	20.93[c]	(41.12)	9.79	24.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.68	.70[d]	.70	.69	.68
Ratio of net expenses to average net assets		.66	.66[d]	.67	.69	.68
Ratio of net investment income to average net assets		2.29	3.80[d]	3.32	2.45	2.14
Portfolio Turnover Rate		2.71	2.63[c]	10.62	11	15
Net Assets, end of period ($ x 1,000)		218,067	256,140	267,393	545,392	456,316
†Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.

Financial Highlights (cont’d)

BNY Mellon International Appreciation Fund
	Year Ended December 31,
Investor Shares†	Year Ended August 31, 2011	Year Ended August 31, 2010	Eight Months Ended August 31, 2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		11.24	9.31	16.37	15.27	12.47
Investment Operations:
Investment income—net[b]		.23	.22	.40	.36	.27
Net realized and unrealized
gain (loss) on investments		(.72)	1.71	(7.06)	1.09	2.77
Total from Investment Operations		(.49)	1.93	(6.66)	1.45	3.04
Distributions:
Dividends from investment income--net		(.32)	-	(.40)	(.35)	(.24)
Net asset value, end of period		10.43	11.24	9.31	16.37	15.27
Total Return (%)		(4.60)	20.73[c]	(41.21)	9.50	24.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.93	.95[d]	.95	.94	.93
Ratio of net expenses to average net assets		.90	.91[d]	.92	.94	.93
Ratio of net investment income to average net assets		2.08	3.56[d]	3.02	2.20	1.92
Portfolio Turnover Rate		2.71	2.63[c]	10.62	11	15
Net Assets, end of period ($ x 1,000)		3,462	4,171	3,179	5,623	5,366
†Represents information for Class A shares of the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.

BNY Mellon Bond Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.90	12.38	12.24	12.23
Investment Operations:
Investment income—net[a]		.43	.52	.60	.57
Net realized and unrealized
gain (loss) on investments		.56	.56	.15	.04
Total from Investment Operations		.99	1.08	.75	.61
Distributions:
Dividends from investment income--net		(.53)	(.56)	(.61)	(.60)
Net asset value, end of period		13.36	12.90	12.38	12.24
Total Return (%)		7.84	8.95	6.17	5.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.56	.55	.56
Ratio of net expenses to average net assets		.55	.56[b]	.55[b]	.56[b]
Ratio of net investment income to average net assets		3.29	4.15	4.78	4.67
Portfolio Turnover Rate		99.66	62.19	60.76	134.49
Net Assets, end of period ($ x 1,000)		1,455,913	1,340,824	995,421	944,416
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Bond Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.88	12.36	12.21	12.21
Investment Operations:
Investment income—net[a]		.39	.50	.56	.53
Net realized and unrealized
gain (loss) on investments		.57	.54	.16	.04
Total from Investment Operations		.96	1.04	.72	.57
Distributions:
Dividends from investment income--net		(.50)	(.52)	(.57)	(.57)
Net asset value, end of period		13.34	12.88	12.36	12.21
Total Return (%)		7.60	8.74	5.81	4.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.81	.81	.80	.81
Ratio of net expenses to average net assets		.81	.81[b]	.80[b]	.81[b]
Ratio of net investment income to average net assets		3.03	3.88	4.52	4.42
Portfolio Turnover Rate		99.66	62.19	60.76	134.49
Net Assets, end of period ($ x 1,000)		12,971	6,696	3,472	4,621
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Intermediate Bond Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.81	12.37	12.19	12.14
Investment Operations:
Investment income—net[a]		.35	.46	.55	.53
Net realized and unrealized
gain (loss) on investments		.47	.50	.21	.09
Total from Investment Operations		.82	.96	.76	.62
Distributions:
Dividends from investment income--net		(.48)	(.52)	(.58)	(.57)
Net asset value, end of period		13.15	12.81	12.37	12.19
Total Return (%)		6.52	8.07	6.19	5.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.56	.55	.56
Ratio of net expenses to average net assets		.55[b]	.56[b]	.55[b]	.56
Ratio of net investment income to average net assets		2.72	3.75	4.43	4.36
Portfolio Turnover Rate		44.58	53.05	53.28	84.24
Net Assets, end of period ($ x 1,000)		988,555	856,808	785,841	725,064
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Intermediate Bond Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.81	12.36	12.19	12.14
Investment Operations:
Investment income—net[a]		.31	.43	.53	.48
Net realized and unrealized
gain (loss) on investments		.48	.51	.18	.11
Total from Investment Operations		.79	.94	.71	.59
Distributions:
Dividends from investment income--net		(.45)	(.49)	(.54)	(.54)
Net asset value, end of period		13.15	12.81	12.36	12.19
Total Return (%)		6.26	7.78	5.91	4.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.81	.81	.80	.81
Ratio of net expenses to average net assets		.81[b]	.81[b]	.80[b]	.81
Ratio of net investment income to average net assets		2.44	3.48	4.19	4.10
Portfolio Turnover Rate		44.58	53.05	53.28	84.24
Net Assets, end of period ($ x 1,000)		4,768	2,740	1,616	1,931
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Intermediate U.S. Government Fund
	Year Ended December 31,
Class M Shares†	Year Ended August 31, 2011	Year Ended August 31, 2010	Eight Months Ended August 31, 2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		10.27	10.43	9.99	9.81	9.94
Investment Operations:
Investment income—net[b]		.17	.14	.42	.42	.42
Net realized and unrealized
gain (loss) on investments		.33	(.10)	.39	.23	(.08)
Total from Investment Operations		.50	.04	.81	.65	.34
Distributions:
Dividends from investment income--net		(.32)	(.20)	(.37)	(.47)	(.47)
Dividends from net realized gain on investments		(.15)	(.00)[c]	-	-	-
Total Distributions		(.47)	(.20)	(.37)	(.47)	(.47)
Net asset value, end of period		10.30	10.27	10.43	9.99	9.81
Total Return (%)		5.03	.41[d]	8.31	6.80	3.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.74	.78[e]	.76	.77	.78
Ratio of net expenses to average net assets		.65	.65[e]	.65	.65	.65
Ratio of net investment income to average net assets		1.71	2.08[e]	4.12	4.31	4.27
Portfolio Turnover Rate		60.52	56.74[d]	85.47	57	21
Net Assets, end of period ($ x 1,000)		59,832	56,037	120.970	106,650	103,686
†Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

Financial Highlights (cont’d)

BNY Mellon Intermediate U.S. Government Fund
	Year Ended December 31,
Investor Shares†	Year Ended August 31, 2011	Year Ended August 31, 2010	Eight Months Ended August 31, 2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		10.25	10.42	9.98	9.80	9.93
Investment Operations:
Investment income—net[b]		.15	.13	.39	.40	.39
Net realized and unrealized
gain (loss) on investments		.34	(.12)	.40	.23	(.07)
Total from Investment Operations		.49	.01	.79	.63	.32
Distributions:
Dividends from investment income--net		(.30)	(.18)	(.35)	(.45)	(.45)
Dividends from net realized gain on investments		(.15)	(.00)[c]	-	-	-
Total Distributions		(.45)	(.18)	(.35)	(.45)	(.45)
Net asset value, end of period		10.29	10.25	10.42	9.98	9.80
Total Return (%)		4.87	.14[d]	8.06	6.53	3.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.99	1.04[e]	1.01	1.02	1.03
Ratio of net expenses to average net assets		.90	.90[e]	.90	.90	.90
Ratio of net investment income to average net assets		1.46	1.89[e]	3.87	4.06	4.02
Portfolio Turnover Rate		60.52	56.74[d]	85.47	57	21
Net Assets, end of period ($ x 1,000)		6,682	6,588	6,292	6.015	6,319
†Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

Financial Highlights (cont’d)

BNY Mellon Short-Term U.S. Government Securities Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.39	12.19	12.02	11.99
Investment Operations:
Investment income—net[a]		.13	.29	.46	.56
Net realized and unrealized
gain (loss) on investments		.11	.30	.23	.03
Total from Investment Operations		.24	.59	.69	.59
Distributions:
Dividends from investment income--net		(.23)	(.39)	(.52)	(.56)
Net asset value, end of period		12.40	12.39	12.19	12.02
Total Return (%)		1.96	4.90	5.83	5.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.53	.56	.55	.55
Ratio of net expenses to average net assets		.53[b]	.56[b]	.55[b]	.55
Ratio of net investment income to average net assets		1.07	2.32	3.79	4.65
Portfolio Turnover Rate		59.58	117.43	84.77	127.30
Net Assets, end of period ($ x 1,000)		304,707	177,005	133,857	128,628
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Short-Term U.S. Government Securities Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.39	12.20	12.02	12.00
Investment Operations:
Investment income—net[a]		.11	.23	.45	.49
Net realized and unrealized
gain (loss) on investments		.10	.32	.22	.06
Total from Investment Operations		.21	.55	.67	.55
Distributions:
Dividends from investment income--net		(.20)	(.36)	(.49)	(.53)
Net asset value, end of period		12.40	12.39	12.20	12.02
Total Return (%)		1.73	4.63	5.55	4.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.78	.82	.79	.80
Ratio of net expenses to average net assets		.78[b]	.82[b]	.79[b]	.80
Ratio of net investment income to average net assets		.84	1.93	3.61	4.51
Portfolio Turnover Rate		59.58	117.43	84.77	127.30
Net Assets, end of period ($ x 1,000)		987	837	94	140
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon National Intermediate Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		13.10	12.84	12.81	13.01
Investment Operations:
Investment income—net[a]		.50	.52	.52	.50
Net realized and unrealized
gain (loss) on investments		.65	.27	.02	(.20)
Total from Investment Operations		1.15	.79	.54	.30
Distributions:
Dividends from investment income--net		(.50)	(.52)	(.51)	(.50)
Dividends from net realized gain on investments		-	(.01)	-	-
Total Distributions		(.50)	(.53)	(.51)	(.50)
Net asset value, end of period		13.75	13.10	12.84	12.81
Total Return (%)		8.96	6.37	4.32	2.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.50	.51	.51	.51
Ratio of net expenses to average net assets		.50	.51[b]	.51[b]	.51[b]
Ratio of net investment income to average net assets		3.76	4.11	4.01	3.90
Portfolio Turnover Rate		42.75	42.82	49.50	27.18
Net Assets, end of period ($ x 1,000)		1,638,004	1,366,960	1,045,019	944,909
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon National Intermediate Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		13.09	12.83	12.80	13.00
Investment Operations:
Investment income—net[a]		.47	.49	.48	.47
Net realized and unrealized
gain (loss) on investments		.64	.27	.03	(.20)
Total from Investment Operations		1.11	.76	.51	.27
Distributions:
Dividends from investment income--net		(.47)	(.49)	(.48)	(.47)
Dividends from net realized gain on investments		-	(.01)	-	-
Total Distributions		(.47)	(.50)	(.48)	(.47)
Net asset value, end of period		13.73	13.09	12.83	12.80
Total Return (%)		8.61	6.11	4.06	2.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.75	.76	.76	.76
Ratio of net expenses to average net assets		.75	.76[b]	.76[b]	.76[b]
Ratio of net investment income to average net assets		3.51	3.88	3.77	3.65
Portfolio Turnover Rate		42.75	42.82	49.50	27.18
Net Assets, end of period ($ x 1,000)		33,931	26,368	21,668	25,262
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon National Short-Term Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.80	12.69	12.59	12.59
Investment Operations:
Investment income—net[a]		.21	.31	.41	.40
Net realized and unrealized
gain (loss) on investments		.21	.14	.10	-
Total from Investment Operations		.42	.45	.51	.40
Distributions:
Dividends from investment income--net		(.21)	(.34)	(.41)	(.40)
Net asset value, end of period		13.01	12.80	12.69	12.59
Total Return (%)		3.22	3.61	4.09	3.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.51	.54	.54	.55
Ratio of net expenses to average net assets		.51[b]	.54[b]	.54[b]	.54
Ratio of net investment income to average net assets		1.60	2.50	3.23	3.14
Portfolio Turnover Rate		16.46	12.61	22.93	33.74
Net Assets, end of period ($ x 1,000)		1,060,685	536,597	168,243	145,395
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon National Short-Term Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.78	12.68	12.58	12.58
Investment Operations:
Investment income—net[a]		.19	.31	.38	.37
Net realized and unrealized
gain (loss) on investments		.20	.10	.10	(.01)
Total from Investment Operations		.39	.41	.48	.36
Distributions:
Dividends from investment income--net		(.18)	(.31)	(.38)	(.36)
Net asset value, end of period		12.99	12.78	12.68	12.58
Total Return (%)		3.05	3.28	3.83	2.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.77	.80	.80	.80
Ratio of net expenses to average net assets		.77	.80[b]	.80[b]	.80[b]
Ratio of net investment income to average net assets		1.39	2.38	2.99	2.94
Portfolio Turnover Rate		16.46	12.61	22.93	33.74
Net Assets, end of period ($ x 1,000)		2,356	1,420	662	635
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.40	12.35	12.43	12.66
Investment Operations:
Investment income—net[a]		.46	.48	.48	.48
Net realized and unrealized
gain (loss) on investments		.56	.09	(.06)	(.20)
Total from Investment Operations		1.02	.57	.42	.28
Distributions:
Dividends from investment income--net		(.46)	(.48)	(.48)	(.48)
Dividends from net realized gain on investments		(.00)[b]	(.04)	(.02)	(.03)
Total Distributions		(.46)	(.52)	(.50)	(.51)
Net asset value, end of period		12.96	12.40	12.35	12.43
Total Return (%)		8.44	4.90	3.43	2.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.66	.67	.66	.66
Ratio of net expenses to average net assets[c]		.66	.67	.66	.66
Ratio of net investment income to average net assets		3.68	4.02	3.87	3.83
Portfolio Turnover Rate		7.11	12.75	10.14	20.18
Net Assets, end of period ($ x 1,000)		500,892	501,978	566,767	610,618
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.
[c]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.39	12.33	12.41	12.65
Investment Operations:
Investment income—net[a]		.44	.46	.46	.45
Net realized and unrealized
gain (loss) on investments		.54	.09	(.07)	(.21)
Total from Investment Operations		.98	.55	.39	.24
Distributions:
Dividends from investment income--net		(.43)	(.45)	(.45)	(.45)
Dividends from net realized gain on investments		(.00)[b]	(.04)	(.02)	(.03)
Total Distributions		(.43)	(.49)	(.47)	(.48)
Net asset value, end of period		12.94	12.39	12.33	12.41
Total Return (%)		8.08	4.72	3.17	1.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.92	.92	.91	.91
Ratio of net expenses to average net assets		.92	.92	.91	.91
Ratio of net investment income to average net assets		3.42	3.76	3.63	3.59
Portfolio Turnover Rate		7.11	12.75	10.14	20.18
Net Assets, end of period ($ x 1,000)		9,385	2,563	1,442	1,295

[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

Financial Highlights (cont’d)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.86	12.57	12.42	12.58
Investment Operations:
Investment income—net[a]		.45	.46	.47	.47
Net realized and unrealized
gain (loss) on investments		.53	.29	.14	(.16)
Total from Investment Operations		.98	.75	.61	.31
Distributions:
Dividends from investment income--net		(.45)	(.46)	(.46)	(.47)
Dividends from net realized gain on investments		-	-	-	-
Total Distributions		(.45)	(.46)	(.46)	(.47)
Net asset value, end of period		13.39	12.86	12.57	12.42
Total Return (%)		7.75	6.18	5.02	2.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.52	.54	.52	.53
Ratio of net expenses to average net assets		.52[b]	.54[b]	.52[b]	.50
Ratio of net investment income to average net assets		3.44	3.70	3.71	3.72
Portfolio Turnover Rate		21.44	16.78	8.75	18.85
Net Assets, end of period ($ x 1,000)		407,667	381,129	374,115	342,583
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.86	12.57	12.42	12.58
Investment Operations:
Investment income—net[a]		.42	.43	.44	.44
Net realized and unrealized
gain (loss) on investments		.53	.29	.14	(.16)
Total from Investment Operations		.95	.72	.58	.28
Distributions:
Dividends from investment income--net		(.42)	(.43)	(.43)	(.44)
Dividends from net realized gain on investments		-	-	-	-
Total Distributions		(.42)	(.43)	(.43)	(.44)
Net asset value, end of period		13.39	12.86	12.57	12.42
Total Return (%)		7.49	5.92	4.76	2.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.77	.79	.77	.78
Ratio of net expenses to average net assets		.77[b]	.79[b]	.77[b]	.75
Ratio of net investment income to average net assets		3.20	3.45	3.47	3.48
Portfolio Turnover Rate		21.44	16.78	8.75	18.85
Net Assets, end of period ($ x 1,000)		8,143	9,096	8,574	9,024
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
	Year Ended December 31,
Class M Shares†	Year Ended August 31, 2011	Year Ended August 31, 2010	Eight Months Ended August 31, 2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		11.16	10.71	10.81	10.75	10.74
Investment Operations:
Investment income—net[b]		.38	.25	.37	.38	.37
Net realized and unrealized
gain (loss) on investments		.44	.45	(.09)	.07	.01
Total from Investment Operations		.82	.70	.28	.45	.38
Distributions:
Dividends from investment income--net		(.38)	(.25)	(.37)	(.38)	(.37)
Dividends from net realized gain on investments		(.00)[c]	(.00)[c]	(.01)	(.01)	(.00)[c]
Total Distributions		(.38)	(.25)	(.38)	(.39)	(.37)
Net asset value, end of period		11.60	11.16	10.71	10.81	10.75
Total Return (%)		7.45	6.58[d]	2.64	4.33	3.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.72	.72[e]	.75	.75	.76
Ratio of net expenses to average net assets		.59	.59[e]	.59	.59	.59
Ratio of net investment income to average net assets		3.33	3.40[e]	3.49	3.56	3.46
Portfolio Turnover Rate		4.80	1.47[d]	6	17	13
Net Assets, end of period ($ x 1,000)		196,795	153,785	113,699	97,935	94,789
†Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton New York Tax-Exempt Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

Financial Highlights (cont’d)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
	Year Ended December 31,
Investor Shares†	Year Ended August 31, 2011	Year Ended August 31, 2010	Eight Months Ended August 31, 2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		11.17	10.72	10.82	10.76	10.75
Investment Operations:
Investment income—net[b]		.35	.23	.34	.35	.34
Net realized and unrealized
gain (loss) on investments		.44	.45	(.08)	.08	.01
Total from Investment Operations		.79	.68	.26	.43	.35
Distributions:
Dividends from investment income--net		(.35)	(.23)	(.35)	(.36)	(.34)
Dividends from net realized gain on investments		(.00)[c]	(.00)[c]	(.01)	(.01)	(.00)[c]
Total Distributions		(.35)	(.23)	(.36)	(.37)	(.34)
Net asset value, end of period		11.61	11.17	10.72	10.82	10.76
Total Return (%)		7.17	6.40[d]	2.39[e]	4.07[e]	3.38[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.97	.96[f]	1.00	1.00	1.01
Ratio of net expenses to average net assets		.84	.84[f]	.84	.84	.84
Ratio of net investment income to average net assets		3.08	3.15[f]	3.24	3.31	3.21
Portfolio Turnover Rate		4.80	1.47[d]	6	17	13
Net Assets, end of period ($ x 1,000)		17,352	16,810	16,198	17,153	18,131
†Represents information for Class A shares of the fund’s predecessor, BNY Hamilton New York Tax-Exempt Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Exclusive of sales charge.
[f]Annualized.

Financial Highlights (cont’d)

BNY Mellon Municipal Opportunities Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period		12.22	10.00
Investment Operations:
Investment income (loss) — net[b]		.50	.43
Net realized and unrealized
gain (loss) on investments		.95	2.19
Total from Investment Operations		1.45	2.62
Net asset value, end of period
Distributions:
Dividends from investment income--net		(.52)	(.39)
Dividends from net realized gain on investments		(.37)	(.01)
Total Distributions		(.89)	(.40)
Net asset value, end of period		12.78	12.22
Total Return (%)		12.38	26.58[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.71	.87[d]
Ratio of net expenses to average net assets		.71[e]	.75[d]
Ratio of interest and expense related to floating rate notes issued to average net assets		.01	-
Ratio of net investment income to average net assets		4.12	4.36[d]
Portfolio Turnover Rate		145.57	161.70[c]
Net Assets, end of period ($ x 1,000)		384,993	140,887
[a]From October 15, 2008 (commencement of operations) to August 31, 2009.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.
[e]Expense waiver and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Municipal Opportunities Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period		12.22	10.00
Investment Operations:
Investment income (loss) — net[b]		.50	.42
Net realized and unrealized
gain (loss) on investments		.93	2.18
Total from Investment Operations		1.43	2.60
Net asset value, end of period
Distributions:
Dividends from investment income--net		(.49)	(.37)
Dividends from net realized gain on investments		(.37)	(.01)
Total Distributions		(.86)	(.38)
Net asset value, end of period		12.79	12.22
Total Return (%)		12.19	26.29[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.96	1.11[d]
Ratio of net expenses to average net assets		.95	.99[d]
Ratio of interest and expense related to floating rate notes issued to average net assets		.00[e]	-
Ratio of net investment income to average net assets		4.00	4.48[d]
Portfolio Turnover Rate		145.57	161.70[c]
Net Assets, end of period ($ x 1,000)		1,157	1,208
[a]From October 15, 2008 (commencement of operations) to August 31, 2009.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.
[e]Expense waiver and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Asset Allocation Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		9.44	10.93	12.91	13.17
Investment Operations:
Investment income—net[a]		.19	.24	.30	.29
Net realized and unrealized
gain (loss) on investments		.46	(1.01)	(.73)	1.21
Total from Investment Operations		.65	(.77)	(.43)	1.50
Distributions:
Dividends from investment income--net		(.24)	(.27)	(.36)	(.32)
Dividends from net realized gain on investments		-	(.45)	(1.19)	(1.44)
Total Distributions		(.24)	(.72)	(1.55)	(1.76)
Net asset value, end of period		9.85	9.44	10.93	12.91
Total Return (%)		6.84	(6.08)	(3.99)	12.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]		.57	.60	.58	.58
Ratio of net expenses to average net assets[d]		.57[b]	.60[b]	.58[b]	.58[b]
Ratio of net investment income to average net assets[d]		1.78	2.81	2.51	2.26
Portfolio Turnover Rate		69.81	78.44[c]	51.92[c]	89.78[c]
Net Assets, end of period ($ x 1,000)		335,138	301,643	317,545	358,068
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.
[c]The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2009, 2008 and 2007 were 77.77%, 51.44% and 75.75%, respectively.
[d]Amount does not include the activity of the underlying funds.

Financial Highlights (cont’d)

BNY Mellon Asset Allocation Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		9.50	10.98	12.96	13.21
Investment Operations:
Investment income—net[a]		.17	.23	.27	.26
Net realized and unrealized
gain (loss) on investments		.44	(1.01)	(.74)	1.21
Total from Investment Operations		.61	(.78)	(.47)	1.47
Distributions:
Dividends from investment income--net		(.21)	(.25)	(.32)	(.28)
Dividends from net realized gain on investments		-	(.45)	(1.19)	(1.44)
Total Distributions		(.21)	(.70)	(1.51)	(1.72)
Net asset value, end of period		9.90	9.50	10.98	12.96
Total Return (%)		6.44	(6.11)	(4.29)	11.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]		.82	.85	.81	.86
Ratio of net expenses to average net assets[d]		.82[b]	.85[b]	.81[b]	.86[b]
Ratio of net investment income to average net assets[d]		1.54	2.57	2.28	1.98
Portfolio Turnover Rate		69.81	78.44[c]	51.92[c]	89.78[c]
Net Assets, end of period ($ x 1,000)		4,015	4,412	4,812	4,274
[a]Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.
[c]The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2009, 2008 and 2007 were 77.77%, 51.44% and 75.75%, respectively.
[d]Amount does not include the activity of the underlying funds.

BNY Mellon Money Market Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.001	.012	.037	.050
Distributions:
Dividends from investment income--net		(.001)	(.012)	(.037)	(.050)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.07	1.24	3.72	5.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.33	.30	.30
Ratio of net expenses to average net assets		.29	.33[a]	.30[a]	.30[a]
Ratio of net investment income to average net assets		.07	1.08	3.53	5.04
Net Assets, end of period ($ x 1,000)		1,092,771	1,934,739	1,175,866	843,242
[a]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon Money Market Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.000[a]	.010	.034	.048
Distributions:
Dividends from investment income--net		(.000)[a]	(.010)	(.034)	(.048)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.00[b]	.99	3.47	4.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.58	.55	.55
Ratio of net expenses to average net assets		.38	.58[c]	.55[c]	.55[c]
Ratio of net investment income to average net assets		.00[b]	.97	3.39	4.80
Net Assets, end of period ($ x 1,000)		312	1,701	1,588	1,354
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.
[c]Expense waivers and/or reimbursements amounted to less than .01%.

BNY Mellon National Municipal Money Market Fund
	Year Ended August 31,
Class M Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.000[a]	.008	.024	.033
Distributions:
Dividends from investment income--net		(.000)[a]	(.008)	(.024)	(.033)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.05	.79	2.39	3.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.35	.31	.30
Ratio of net expenses to average net assets		.28	.34	.28	.30[b]
Ratio of net investment income to average net assets		.04	.80	2.24	3.35
Net Assets, end of period ($ x 1,000)		1,551,274	1,770,608	1,629,931	940,257
[a]Amount represents less than $.001 per share.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

BNY Mellon National Municipal Money Market Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.000[a]	.006	.021	.031
Distributions:
Dividends from investment income--net		(.000)[a]	(.006)	(.021)	(.031)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.00	.60	2.13	3.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.60	.56	.56
Ratio of net expenses to average net assets		.33	.53	.53	.55
Ratio of net investment income to average net assets		.00[b]	.57	2.05	3.16
Net Assets, end of period ($ x 1,000)		1	1	1	1
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

NOTES

NOTES

NOTES

BNY Mellon Large Cap Stock Fund	BNY Mellon Asset Allocation Fund

BNY Mellon Large Cap Market Opportunities Fund	BNY Mellon Income Stock Fund
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Small Cap Stock Fund
BNY Mellon Mid Cap Stock Fund	BNY Mellon Focused Equity Opportunities Fund
BNY Mellon U.S. Core Equity 130/30 Fund	BNY Mellon International Fund
BNY Mellon Small/Mid Cap Fund	BNY Mellon Bond Fund
BNY Mellon Emerging Markets Fund	BNY Mellon Short-Term U.S. Government Securities Fund
BNY Mellon International Appreciation Fund	BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon Intermediate Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Intermediate U.S. Government Fund	BNY Mellon Municipal Opportunities Fund
BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon Money Market Fund
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon National Municipal Money Market Fund
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

Series of BNY Mellon Funds Trust

SEC file number: 811-09903

More information on any fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each equity and fixed-income fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, and each money market fund will disclose its complete schedule of portfolio holdings daily, at www.dreyfus.com, under Products and Performance. The information will be posted with a 30-day lag, except for the money market funds. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for the funds will remain on the website until the Trust files Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the Trust's policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the Trust's SAI.

To Obtain Information

By telephone. Wealth Management Clients, please contact your Account Officer or call 1-888-281-7350 (inside the U.S. only).

BNY Mellon Wealth Advisors Brokerage Clients, please contact your financial advisor or call 1-800-830-0549-Option 2 (inside the U.S. only).

Clients of Investment Advisory Firms, please contact your financial advisor or call 1-888-281-7350 (inside the U.S. only).

Individual Account holders, please call Dreyfus at 1-800-DREYFUS (inside the U.S. only). Participants in Qualified Employee Benefit Plans, please contact your plan sponsor or administrator or call 1-877-774-0327 (inside the U.S. only).

By mail. Wealth Management Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNY Mellon Wealth Advisors Brokerage Clients, write to your financial advisor, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account holders and participants in Qualified Employee Benefit Plans, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Clients of Investment Advisory Firms, please write to your financial advisor.

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC:  http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation MFTP1211

The BNY Mellon Funds

Funds	Dreyfus Premier shares

Ticker Symbols

BNY Mellon Mid Cap Stock Fund	MMSPX
BNY Mellon National Intermediate Municipal Bond Fund	MNMBX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MMBPX

P R O S P E C T U S December 30, 2011

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summaries

BNY Mellon Mid Cap Stock Fund	4
BNY Mellon National Intermediate Municipal Bond Fund	7
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	11
Fund Details

BNY Mellon Mid Cap Stock Fund	15
BNY Mellon National Intermediate Municipal Bond Fund	15
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	16
Investment Risks and Other Potential Risks	17
Management	20
Shareholder Guide

Account Policies and Services	22
General Policies	24
Distributions and Taxes	26
Financial Highlights	28
For More Information

See back cover.

The Funds

Each fund is offering its Dreyfus Premier shares in this prospectus. Each fund’s Dreyfus Premier shares are offered only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

An investment in a fund is not a bank deposit. It is not insured or guaranteed by The Bank of New York Mellon, any of its affiliates or any other bank, or the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. You could lose money in a fund, but you also have the potential to make money.

Fund Summary

BNY Mellon Mid Cap Stock Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus Premier shares*
Shareholder transaction fees (fees paid directly from your investment)
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	4.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment advisory fees	0.75%
Distribution (Rule 12b-1) fees	0.75%
Other expenses
Shareholder services fees	0.25%
Administration fees	___%
Other expenses of the fund	___%
Total annual fund operating expenses	___%
*Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dreyfus Premier shares

with redemption	$___	$___	$___	$___**
without redemption	$___	$___	$___	$___**

**Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The fund invests in growth and value stocks, which are chosen through a

4

disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor’s® MidCap 400 Index (S&P Mid Cap 400).

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a mid-cap company or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund’s Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower. The table compares the performance of the fund’s Dreyfus Premier shares over time to that of the S&P MidCap 400, an unmanaged index designed to measure the performance of the midcap segment of the U.S. stock market. The performance figures in the table reflect the CDSC applicable to Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Year-by-Year Total Returns as of 12/31 each year (%) Dreyfus Premier Shares

Best Quarter Q3, 2009: 17.58% Worst Quarter Q4, 2008: -24.99%
The year-to-date total return of the fund’s Dreyfus Premier shares as of 9/30/11 was ___%.

5

Average Annual Total Returns as of 12/31/10

	1 Year	5 Years	Since Inception (9/6/02)

Dreyfus Premier shares returns before taxes	___%	___%	___%
Dreyfus Premier shares returns after taxes on distributions	___%	___%	___%
Dreyfus Premier shares returns after taxes on distributions and sale of fund shares	___%	___%	___%
S&P MidCap 400 reflects no deduction for fees, expenses or taxes	___%	___%	___%*

*For comparative purposes, the value of the index on 8/31/02 is used as the beginning value on 9/6/02.
Portfolio Management

The fund’s investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Stephen A. Mozur has been a portfolio manager of the fund since December 2004 and the fund’s primary portfolio manager since March 2009. Mr. Mozur is a vice president of The Bank of New York Mellon and is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund’s Dreyfus Premier shares are offered only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares. You may sell your shares on any business day.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Summary

BNY Mellon National Intermediate Municipal Bond Fund
||A NAME||Investment Objective

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus Premier shares*
Shareholder transaction fees (fees paid directly from your investment)
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	3.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment advisory fees	0.35%
Distribution (Rule 12b-1) fees	0.50%
Other expenses
Shareholder services fees	0.25%
Administration fees	___%
Other expenses of the fund	___%
Total annual fund operating expenses	___%
*Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dreyfus Premier shares

with redemption	$___	$___	$___	$___**
without redemption	$___	$___	$___	$___**

**Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

7

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund’s Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was

8

reflected, the performance figures in the bar chart would be lower. The table compares the performance of the fund’s Dreyfus Premier shares over time to that of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range. The performance figures in the table reflect the CDSC applicable to Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Year-by-Year Total Returns as of 12/31 each year (%) Dreyfus Premier shares

Best Quarter Q3, 2009: 6.65% Worst Quarter Q3, 2008: -2.66%
The year-to-date total return of the fund’s Dreyfus Premier shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10

	1 Year	5 Years	Since Inception (10/11/02)

Dreyfus Premier shares returns before taxes	___%	___%	___%
Dreyfus Premier shares returns after taxes on distributions	___%	___%	___%
Dreyfus Premier shares returns after taxes on distributions and sale of fund shares	___%	___%	___%
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	___%	___%	___%*
BofA Merrill Lynch 2-17 Year Municipal Bond Index[t] reflects no deduction for fees, expenses or taxes	___%	___%	___%*

*For comparative purposes, the value of the index on 9/30/02 is used as the beginning value on 10/11/02.

[t] In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund’s investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive and Mary Collette O’Brien have been the fund's primary portfolio managers since October 2000 and March 2006, respectively. Mr. Flahive and Ms. O’Brien are first vice president and vice president, respectively, of The Bank of New York Mellon and each is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

Purchase and Sale of Fund Shares

In general, the fund’s Dreyfus Premier shares are offered only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while

9

long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

10

Fund Summary

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus Premier shares*
Shareholder transaction fees (fees paid directly from your investment)
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	3.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment advisory fees	0.35%
Distribution (Rule 12b-1) fees	0.50%
Other expenses
Shareholder services fees	0.25%
Administration fees	___%
Other expenses of the fund	___%
Total annual fund operating expenses	___%
*Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dreyfus Premier shares

with redemption	$___	$___	$___	$___**
without redemption	$___	$___	$___	$___**

**Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was ___% of the average value of its portfolio.

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Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts state income tax, and in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• State-specific risk. The fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

12

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund’s Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower. The table compares the performance of the fund’s Dreyfus Premier shares over time to that of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range. The performance figures in the table reflect the CDSC applicable to the fund’s Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Before the fund commenced operations (as of the close of business on September 6, 2002), substantially all of the assets of another investment company managed by the investment adviser, Dreyfus Premier Limited Term Massachusetts Municipal Fund (the Premier Massachusetts Fund), were transferred to the fund in a tax-free reorganization. The performance figures for the fund’s Dreyfus Premier shares represent the performance of Premier Massachusetts Fund’s Class B shares through September 6, 2002 and the performance of the fund’s Dreyfus Premier shares thereafter.

Year-by-Year Total Returns as of 12/31 each year (%)* Dreyfus Premier shares

Best Quarter Q3, 2009: 5.17% Worst Quarter Q2, 2004: -2.21%
The year-to-date total return of the fund’s Dreyfus Premier shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10*

	1 Year	5 Years	10 Years

Dreyfus Premier shares returns before taxes	___%	___%	___%**
Dreyfus Premier shares returns after taxes on distributions	___%	___%	___%**
Dreyfus Premier shares returns after taxes on distributions and sale of fund shares	___%	___%	___%**
S&P Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	___%	___%	___%
BofA Merrill Lynch 2-17 Year Municipal Bond Index***,† reflects no deduction for fees, expenses or taxes	___%	___%	___%

*Reflects the performance of the Class B shares of Premier Massachusetts Fund through September 6, 2002.

**Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.

***Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

†In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Portfolio Management

The fund’s investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive and Mary Collette O’Brien have been the fund's primary portfolio managers since September 2002 and March 2006, respectively. Mr. Flahive and Ms. O’Brien are first vice president and vice president, respectively, of The Bank of New York Mellon and each is a dual employee of The Dreyfus Corporation and The Bank of New York Mellon.

13

Purchase and Sale of Fund Shares

In general, the fund’s Dreyfus Premier shares are offered only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares. You may sell your shares on any business day.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Massachusetts state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund Details

BNY Mellon Mid Cap Stock Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index (S&P MidCap 400). The market capitalization range of companies that the fund considers to be mid-cap companies is generally that of companies included in the S&P MidCap 400 at the time of purchase. The S&P MidCap 400 is an unmanaged, market capitalization-weighted index that measures the performance of 400 medium-capitalization stocks representing all major industries in the mid-cap range of the U.S. stock market. The stocks comprising the S&P MidCap 400 have market capitalizations generally ranging between $500 million and $7 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

In selecting securities, the investment adviser uses proprietary computer models, along with fundamental analysis, to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Based on fundamental analysis, the investment adviser generally selects the most attractive securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P MidCap 400.

The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, the company has met its price objective, has become fully valued or is no longer considered a mid-cap company or a more attractive opportunity has been identified.

BNY Mellon National Intermediate Municipal Bond Fund

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term

15

risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

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Investment Risks and Other Potential Risks

Investments in the funds are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. None of the funds should be relied upon as a complete investment program. The share prices of the funds fluctuate, sometimes dramatically, which means you could lose money.

The funds also are subject to the investment risks and other potential risks listed in the tables below. For a description of the risks listed in the tables, please see “Glossary – Investment Risks” and “Glossary – Other Potential Risks” beginning on page 18 and page 19, respectively.

Investment Risks
	Mid Cap Stock Fund	National Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund
Call risk		✓	✓
Credit risk		✓	✓
Derivatives risk		✓	✓
Growth and value stock risk	✓
Interest rate risk		✓	✓
IPO risk	✓
Issuer and market risk		✓
Leverage risk		✓	✓
Liquidity risk	✓	✓	✓
Management risk	✓	✓	✓
Market risk	✓
Market sector risk		✓	✓
Midsize company risk	✓
Municipal bond market risk		✓	✓
Non-diversification risk		✓	✓
Risks of stock investing	✓
State-specific risk			✓
Stock selection risk	✓
Tax risk		✓	✓

Other Potential Risks
	Mid Cap Stock Fund	National Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund
Securities lending risk	✓	✓	✓
Temporary defensive position risk	✓	✓	✓

17

Glossary - Investment Risks

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.Although municipal and taxable bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Certain derivatives may cause taxable income.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

• Issuer and market risk. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, entering into futures contracts and engaging in forward commitment transactions, may cause taxable income and may magnify the fund's gains or losses.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

• Management risk. Management risk is the risk that the investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

18

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• State-specific risk. The fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the S&P MidCap 400, the fund is expected to hold fewer securities than the index. Owning fewer securities and having the ability to purchase companies not listed in the index can cause the fund to underperform the index.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Glossary - Other Potential Risks

• Securities lending risk. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

• Temporary defensive position risk. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

19

Management

Investment Adviser

The investment adviser for the funds is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $272 billion in 192 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, offering investment management and investment services through a worldwide client-focused team. It has $26.3 trillion in assets under custody and administration and $1.3 trillion in assets under management, services $11.8 trillion in outstanding debt and processes global payments averaging $1.7 trillion per day. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Asset Management is the umbrella organization for BNY Mellon’s affiliated investment management firms and global distribution companies. Additional information is available at www.bnymellon.com.

Distributor

MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of the investment adviser, serves as distributor of each fund. Shareholder services fees are paid to MBSC for providing shareholder account service and maintenance. The investment adviser or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the investment adviser's or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the investment adviser or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to a fund.

Code of Ethics

The funds, the investment adviser and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by employees does not disadvantage any fund managed by the investment adviser or its affiliates.

Portfolio Managers
Name of Fund	Primary Portfolio Manager
BNY Mellon Mid Cap Stock Fund	Stephen A. Mozur

BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien

Biographical Information

John F. Flahive, CFA, has been a primary portfolio manager of BNY Mellon National Intermediate Municipal Bond Fund since its inception in October 2000 and of BNY Mellon Massachusetts Intermediate Municipal Bond Fund since its inception in September 2002, and a portfolio manager at Dreyfus since November 1994. Mr. Flahive is also first vice president of The Bank of New York Mellon, which he joined in October 1994.

Stephen A. Mozur, CFA, has been a portfolio manager of BNY Mellon Mid Cap Stock Fund since December 2004, and became the primary portfolio manager of BNY Mellon Mid Cap Stock Fund in March 2009. He has been a

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portfolio manager at Dreyfus since December 2004. Mr. Mozur is also a vice president of The Bank of New York Mellon, which he joined in 2002.

Mary Collette O'Brien, CFA, has been a primary portfolio manager of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006. Ms. O'Brien has been a portfolio manager at Dreyfus since July 1996. She is also a vice president of The Bank of New York Mellon, which she joined in April 1995.

The funds' Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed, and ownership of fund shares.

Investment Advisory Fee

Each of the funds has agreed to pay the investment adviser an investment advisory fee at the annual rate set forth in the table below, and, for the fiscal year ended August 31, 2011, each of the funds paid the investment adviser an investment advisory fee at the effective annual rate set forth in the table below.

A discussion regarding the basis for the board's approving each fund's investment advisory agreement with the investment adviser is available in the fund's annual report for the fiscal year ended August 31, 2011.

Investment Advisory Fees
Name of Fund	Contractual Investment Advisory Fee (as a percentage of average daily net assets)	Effective Investment Advisory Fee (as a percentage of average daily net assets)
BNY Mellon Mid Cap Stock Fund	0.75%	___%
BNY Mellon National Intermediate Municipal Bond Fund	0.35%	___%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.35%	___%

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Shareholder Guide

Account Policies and Services

Each fund is offering its Dreyfus Premier shares in this prospectus. Each fund's Dreyfus Premier shares are offered only in connection with dividend reinvestment and exchanges of a fund's Dreyfus Premier shares for Dreyfus Premier shares of another fund or Class B shares of certain other funds advised by Dreyfus and of General Money Market Fund, Inc.

It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as a front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Contingent Deferred Sales Charge (CDSC)

The CDSC schedule applicable to the indicated fund's Dreyfus Premier shares is set forth below.

BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares – CDSC Imposed When You Sell Shares
Years Since Purchase Was Made	CDSC as a % of your initial investment or your redemption proceeds (whichever is less)
Up to 2 years	4.00%
2 – 4 years	3.00%
4 – 5 years	2.00%
5 – 6 years	1.00%
More than 6 years	Shares will automatically convert to Investor shares (which are offered in a separate prospectus)

Dreyfus Premier shares of the fund are subject to an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

BNY Mellon National Intermediate Municipal Bond Fund BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares – CDSC Imposed When You Sell Shares
Years since purchase was made	CDSC as a % of your initial investment or your redemption proceeds (whichever is less)
Up to 2 years	3.00%
2 – 4 years	2.00%
4 – 5 years	1.00%
5 – 6 years	none
More than 6 years	Shares will automatically convert to Investor shares (which are offered in a separate prospectus)

Dreyfus Premier shares of the fund are subject to an annual Rule 12b-1 fee of 0.50% of the class's average daily net assets.

Buying Shares Through an Exchange

Your price for Dreyfus Premier shares of a fund is the net asset value per share (NAV) of that class, which is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time), on days the NYSE is open for regular business. BNY Mellon Mid Cap Stock Fund's investments are generally valued on the basis of market quotations or official closing prices. BNY Mellon National Intermediate Municipal Bond Fund's and BNY Mellon Massachusetts Intermediate Municipal Bond Fund's investments are generally valued by one or more independent pricing services approved by the fund's board or on the basis of market quotations. The pricing service's

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procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those instruments at fair value as determined in accordance with procedures approved by the fund's board. Fair value of investments may be determined by the fund's board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances.

Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by BNY Mellon Mid Cap Stock Fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Investments in foreign securities, small-capitalization equity securities, certain municipal bonds and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to a fund's shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of a fund's NAV by short-term traders. While the funds have a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see "Shareholder Guide — Buying, Selling and Exchanging Shares — General Policies" for further information about the funds' frequent trading policy.

No new or subsequent investments, including through automatic investment plans, are allowed in Dreyfus Premier shares of any fund, except through dividend reinvestment or permitted exchanges. If you hold Dreyfus Premier shares and make a subsequent investment in a fund, such subsequent investment will be made in the fund's Investor shares. Investor shares are offered in a separate prospectus.

Orders to sell shares received by dealers by the close of trading on the New York Stock Exchange and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the New York Stock Exchange that day.

Because BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund seek tax exempt income, they are not recommended for purchase by qualified retirement plans or other tax-advantaged accounts.

Selling Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. The time period that you held Class B shares of another fund managed by the fund's investment adviser that participated in a tax-free reorganization with the corresponding fund will be applied to the calculation of the CDSC to be imposed on your sale of such corresponding fund's Dreyfus Premier shares. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

By Mail. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

BNY Mellon Funds

P.O. Box 55268

Boston, Massachusetts 02205-5268

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IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian

P.O. Box 55552

Boston, MA 02205-5552

Telephone. To sell shares in a regular account, call Dreyfus at 1-800-DREYFUS (inside the U.S. only) to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (TeleTransfer) to be sent to the account information on file with the fund. For wires or TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

Limitations on Selling Shares by Phone
Proceeds Sent By	Minimum Phone	Maximum Phone
Check	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint accounts every 30 days/$20,000 per day
TeleTransfer	$100	$500,000 for joint accounts every 30 days/ $20,000 per day

Automatically. You may sell shares in a regular account by calling 1-800-DREYFUS (inside the U.S. only) for instructions to establish the Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Systematic Withdrawal Plan.

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General Policies

Unless you decline teleservice privileges on your application, the funds' transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the funds' transfer agent takes reasonable measures to confirm that instructions are genuine.

The funds are designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the investment adviser and the Trust's board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. The investment adviser and the funds will not enter into arrangements with any person or group to permit frequent trading.

Each fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

• refuse any purchase or exchange request, including those from any individual or group who, in the investment adviser's view, is likely to engage in frequent trading

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More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Withdrawal Plans, Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

The investment adviser monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the investment adviser evaluates trading activity in the account for evidence of frequent trading. The investment adviser considers the investor's trading history in other accounts under common ownership or control, in Dreyfus Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the investment adviser seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the investment adviser seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the investment adviser concludes the account is likely to engage in frequent trading, the investment adviser may cancel or revoke the purchase or exchange on the following business day. The investment adviser may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the investment adviser may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

The funds' shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The investment adviser's ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide the investment adviser, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If the investment adviser determines that any such investor has engaged in frequent trading of fund shares, the investment adviser may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund's policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent a fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the funds' frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

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Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund usually pays its shareholders dividends, if any, from its net investment income as follows:

Fund	Dividend Payment Frequency

BNY Mellon Mid Cap Stock Fund	Annually
BNY Mellon National Intermediate Municipal Bond Fund	Monthly
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Monthly

Each fund generally distributes any net capital gains it has realized once a year. Dividends and other distributions will be reinvested in fund shares unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by a fund (except to the extent attributable to tax-exempt income) are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund anticipates that virtually all dividends paid to you will be exempt from federal and Massachusetts personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers and from qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Massachusetts state personal income tax.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

Services for Fund Investors

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic Services

Buying (through an exchange) or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services by calling your financial representative or 1-800-DREYFUS (inside the U.S. only).

For Exchanging Shares

Auto-Exchange Privilege	For making regular exchanges from a fund into the same class of another fund or into Class B shares of another fund managed by the fund's investment adviser.

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For Selling Shares
Automatic Withdrawal Plan

For making regular withdrawals from a fund. There will be no CDSC on Dreyfus Premier shares, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange Privilege

You can exchange Dreyfus Premier shares of a fund worth $500 or more (no minimum for retirement accounts) into the same class of another fund or into Class B shares of Dreyfus Funds and Class B shares of General Money Market Fund, Inc. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Account Statements

Every fund investor automatically receives regular account statements. You also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Financial Highlights

These financial highlights describe the performance of each fund's Dreyfus Premier shares for the fiscal periods indicated. "Total return" shows how much your investment in a fund's Dreyfus Premier shares would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, an independent registered public accounting firm. KPMG's report, along with the fund's financial statements, is included in the annual report, which is available upon request.

BNY Mellon Mid Cap Stock Fund
	Year Ended August 31,
Dreyfus Premier Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		8.08	10.40	13.52	13.74
Investment Operations:
Investment (loss)--net[a]		(.04)	(.01)	(.09)	(.07)
Net realized and unrealized
gain (loss) on investments		.64	(2.29)	(.49)	2.07
Total from Investment Operations		.60	(2.30)	(.58)	2.00
Distributions:
Dividends from net realized gain on investments		-	(.02)	(2.54)	(2.22)
Net asset value, end of period		8.68	8.08	10.40	13.52
Total Return (%)		7.43	(22.09)	(6.63)	15.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.90	1.92	1.90	1.90
Ratio of net expenses to average net assets[b]		1.90	1.92	1.90	1.90
Ratio of net investment (loss)
to average net assets		(.45)	(.11)	(.73)	(.53)
Portfolio Turnover Rate		123.41	147.50	121.12	112.31
Net Assets, end of period ($ x 1,000)		526	709	1,669	3,635
[a] Based on average shares outstanding at each month end.
[b]Expense waivers and/or reimbursements amounted to less than .01%.

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Financial Highlights (cont’d)

BNY Mellon National Intermediate Municipal Bond Fund
	Year Ended August 31,
Dreyfus Premier Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		13.10	12.84	12.81	13.00
Investment Operations:
Investment income--net[a]		.40	.42	.41	.39
Net realized and unrealized
gain (loss) on investments		.64	.27	.04	(.17)
Total from Investment Operations		1.04	.69	.45	.22
Distributions:
Dividends from investment income--net		(.40)	(.42)	(.42)	(.41)
Dividends from net realized gain on investments		-	(.01)	-	-
Total Distributions		(.40)	(.43)	(.42)	(.41)
Net asset value, end of period		13.74	13.10	12.84	12.81
Total Return (%)[b]		8.06	5.66	3.46	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.25	1.26	1.26	1.26
Ratio of net expenses to average net assets[c]		1.25	1.26	1.26	1.26
Ratio of net investment income
to average net assets		3.02	3.37	3.27	3.13
Portfolio Turnover Rate		42.75	42.82	49.50	27.18
Net Assets, end of period ($ x 1,000)		120	166	177	327
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

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Financial Highlights (cont’d)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Year Ended August 31,
Dreyfus Premier Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		12.89	12.60	12.45	12.61
Investment Operations:
Investment income--net[a]		.35	.37	.38	.35
Net realized and unrealized gain (loss)
on investments		.53	.29	.14	(.14)
Total from Investment Operations		.88	.66	.52	.21
Distributions:
Dividends from investment income--net		(.35)	(.37)	(.37)	(.37)
Dividends from net realized gain on investments		-	-	-	-
Total Distributions		(.35)	(.37)	(.37)	(.37)
Net asset value, end of period		13.42	12.89	12.60	12.45
Total Return (%)[b]		6.94	5.38	4.25	1.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.28	1.29	1.27	1.28
Ratio of net expenses to average net assets		1.27	1.29[c]	1.27[c]	1.25
Ratio of net investment income
to average net assets		2.69	2.95	2.97	2.96
Portfolio Turnover Rate		21.44	16.78	8.75	18.85
Net Assets, end of period ($ x 1,000)		20	19	18	17
[a]Based on average shares outstanding at each month end.
[b]Exclusive of sales charge.
[c]Expense waivers and/or reimbursements amounted to less than .01%.

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NOTES

31

NOTES

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BNY Mellon Mid Cap Stock Fund
BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Series of BNY Mellon Funds Trust

SEC file number: 811-09903

More information on any fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Products and Performance. The information will be posted with a 30-day lag. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for the funds will remain on the website until the Trust files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the Trust's policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the Trust's SAI.

To Obtain Information

By telephone. Call 1-800-DREYFUS (inside the U.S. only)

By mail. The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation MFT3P1211

The BNY Mellon Funds

Funds	Investor shares
Ticker Symbols

BNY Mellon Money Market Fund	MLOXX
BNY Mellon National Municipal Money Market Fund	MNTXX

P R O S P E C T U S December 30, 2011

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summaries

BNY Mellon Money Market Fund	4
BNY Mellon National Municipal Money Market Fund	7
Fund Details

BNY Mellon Money Market Fund	10
BNY Mellon National Municipal Money Market Fund	10
Investment Risks	12
Management	14
Shareholder Guide

Buying, Selling and Exchanging Shares	15
General Policies	15
Distributions and Taxes	16
Financial Highlights	17
For More Information

See back cover.

The Funds

Each fund is offering its Investor shares in this prospectus to brokerage clients of BNY Mellon Wealth Advisors, a division of MBSC Securities Corporation (BNY Mellon Wealth Advisors Brokerage Clients), to be used as "sweep vehicles" for cash held in brokerage accounts of BNY Mellon Wealth Advisors Brokerage Clients.

An investment in a fund is not a bank deposit. It is not insured or guaranteed by The Bank of New York Mellon, any of its affiliates or any other bank, or the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. You could lose money in a fund, but you also have the potential to make money.

3

Fund Summary

BNY Mellon Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor shares
Investment advisory fees	0.15%
Other expenses
Shareholder services fees	0.25%
Administration fees	___%
Other expenses of the fund	___%
Total annual fund operating expenses	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$___	$___	$___	$___
Principal Investment Strategy

As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion,

4

enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.

Year-by-Year Total Returns as of 12/31 each year (%) Investor
Best Quarter Q3, 2007: 1.22% Worst Quarter Q4, 2009: 0.00%

The year-to-date total return of the fund’s Investor shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Investor	___%	___%	___%

For the fund’s current yield, BNY Mellon Wealth Advisors Brokerage Clients may call toll free 1-800-830-0549 — Option 2 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s shares are offered by this prospectus only to BNY Mellon Wealth Advisors Brokerage Clients. You should contact your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

5

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Summary

BNY Mellon National Municipal Money Market Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor shares
Investment advisory fees	0.15%
Other expenses
Shareholder services fees	0.25%
Administration fees	___%
Other expenses of the fund	___%
Total annual fund operating expenses	___%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$___	$___	$___	$___
Principal Investment Strategy

As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion,

7

enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.

Year-by-Year Total Returns as of 12/31 each year (%) Investor
Best Quarter Q2, 2007: 0.81% Worst Quarter Q4, 2009: 0.00%

The year-to-date total return of the fund’s Investor shares as of 9/30/11 was ___%.

Average Annual Total Returns as of 12/31/10
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Investor	___%	___%	___%

For the fund’s current yield, BNY Mellon Wealth Advisors Brokerage Clients may call toll free 1-800-830-0549 — Option 2 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s shares are offered by this prospectus only to BNY Mellon Wealth Advisors Brokerage Clients. You should contact your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell your shares on any business day.

8

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

9

Fund Details

BNY Mellon Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including:

• securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

• certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

• repurchase agreements, including tri-party repurchase agreements

• asset-backed securities

• high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest

• taxable municipal obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days. The fund purchases securities with the highest credit rating only, or the unrated equivalent as determined by the investment adviser.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objectives.

BNY Mellon National Municipal Money Market Fund

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests at least 80% of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by the investment adviser, it may invest up to 3% of its assets in securities with the second-highest credit rating that

10

mature in 45 days or less. The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objectives.

11

Investment Risks

Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Each fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while each fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the funds’ share prices from falling below $1.00.

Investment Risks
	Money Market Fund	National Municipal Money Market Fund
Banking industry risk	✓
Credit risk	✓	✓
Foreign investment risk	✓
Government securities risk	✓
Interest rate risk	✓	✓
Liquidity risk	✓	✓
Repurchase agreement counterparty risk	✓
Tax risk		✓
Glossary - Investment Risks

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. Although the fund invests only in high-quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during

12

such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

13

Management

Investment Adviser

The investment adviser for the funds is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $272 billion in 192 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, offering investment management and investment services through a worldwide client-focused team. It has $26.3 trillion in assets under custody and administration and $1.3 trillion in assets under management, services $11.8 trillion in outstanding debt and processes global payments averaging $1.7 trillion per day. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Asset Management is the umbrella organization for BNY Mellon’s affiliated investment management firms and global distribution companies. Additional information is available at www.bnymellon.com.

Distributor

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of the investment adviser, serves as distributor of each fund. Shareholder services fees are paid to MBSC for providing shareholder account service and maintenance. The investment adviser or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the investment adviser's or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the investment adviser or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker- dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to a fund.

Code of Ethics

The funds, the investment adviser and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by employees does not disadvantage any fund managed by the investment adviser or its affiliates.

Investment Advisory Fee

Each of the funds has agreed to pay the investment adviser an investment advisory fee at the annual rate set forth in the table below, and, for the fiscal year ended August 31, 2011, each of the funds paid the investment adviser an investment advisory fee at the effective annual rate set forth in the table below.

A discussion regarding the basis for the board's approving each fund's investment advisory agreement with the investment adviser is available in the fund's annual report for the fiscal year ended August 31, 2011.

Investment Advisory Fees
Name of Fund	Contractual Investment Advisory Fee (as a percentage of average daily net assets)	Effective Investment Advisory Fee (as a percentage of average daily net assets)
BNY Mellon Money Market Fund	0.15%	___%
BNY Mellon National Municipal Money Market Fund	0.15%	___%

14

Shareholder Guide

Buying, Selling and Exchanging Shares

Each fund is offering its Investor shares in this prospectus to BNY Mellon Wealth Advisors Brokerage Clients to be used as "sweep vehicles" for cash held in their brokerage accounts. Persons who hold fund shares through BNY Mellon Wealth Advisors Brokerage Accounts should contact their financial advisor for information concerning purchasing, selling (redeeming) and exchanging fund shares.

Each fund also offers Class M shares pursuant to another prospectus (the "Class M Prospectus"). Class M shares are generally offered only to Wealth Management clients of The Bank of New York Mellon Corporation (BNY Mellon) that maintain qualified fiduciary, custody, advisory or other accounts with various affiliates of BNY Mellon (Wealth Management Clients) and to certain other persons as more particularly described in the Class M Prospectus. Holders of Investor shares of a fund at the time they become Wealth Management Clients ("Converting Investor Shareholders") generally may request to have their Investor shares converted into Class M shares of the fund. The conversion of such shareholder's Investor shares into Class M shares will be at the equivalent net asset value of each class at the time of the conversion. Converting Investor Shareholders in Class M shares of a fund who make subsequent investments in that fund will receive Class M shares of that fund. See the Class M Prospectus and the funds' Statement of Additional Information for more information.

You pay no sales charges to invest in the Investor shares of either fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time for each fund on days when the New York Stock Exchange is open for regular business. Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.

Investments in money market securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, such securities are valued at their acquisition cost and adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for money market funds, such as the funds, to be able to price their shares at $1.00 per share.

General Policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although the investment adviser discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of shares of the funds. The investment adviser also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

• refuse any purchase or exchange request, including those from any individual or group who, in the investment adviser's view, is likely to engage in frequent trading

15

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund usually pays its shareholders dividends, if any, from its net investment income monthly and generally distributes any net capital gains it has realized once a year. For information on reinvestment of dividends and other distributions, contact your financial advisor. There are no fees or sales charges on reinvestments.

Distributions paid by a fund (except to the extent attributable to tax-exempt income) are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

16

Financial Highlights

These financial highlights describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

BNY Mellon Money Market Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.000[a]	.010	.034	.048
Distributions:
Dividends from investment income--net		(.000)[a]	(.010)	(.034)	(.048)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.00[b]	.99	3.47	4.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.58	.55	.55
Ratio of net expenses to average net assets		.38	.58[c]	.55[c]	.55[c]
Ratio of net investment income to average net assets		.00[b]	0.97	3.39	4.80
Net Assets, end of period ($ x 1,000)		312	1,701	1,588	1,354
aAmount represents less than $.001 per share. bAmount represents less than .01%. [c]Expense waivers and/or reimbursements amounted to less than .01%

BNY Mellon National Municipal Money Market Fund
	Year Ended August 31,
Investor Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.000[a]	.006	.021	.031
Distributions:
Dividends from investment income--net		(.000)[a]	(.006)	(.021)	(.031)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.00[b]	.60	2.13	3.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.60	.56	.56
Ratio of net expenses to average net assets		.33	.53	.53	.55
Ratio of net investment income to average net assets		.00[b]	.57	2.05	3.16
Net Assets, end of period ($ x 1,000)		1	1	1	1

aAmount represents less than $.001 per share.

bAmount represents less than .01%.

17

NOTES

18

BNY Mellon Money Market Fund
BNY Mellon National Municipal Money Market Fund

Series of BNY Mellon Funds Trust

SEC file number: 811-09903

More information on any fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily, at www.dreyfus.com, under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for the funds will remain on the website until the Trust files Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the Trust's policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the Trust's SAI.

To Obtain Information

By telephone. BNY Mellon Wealth Advisors Brokerage Clients, please contact your financial advisor or call 1-800-830-0549-Option 2 (inside the U.S. only).

By mail. BNY Mellon Wealth Advisors Brokerage Clients, write to your financial advisor, P.O. Box 9012, Hicksville, NY 11802-9012

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation MFTMM1211

BNY MELLON FUNDS TRUST
CLASS M SHARES, INVESTOR SHARES AND DREYFUS PREMIER SHARES

Funds                                                                                                  Ticker  Symbols by Share Class

	Class M	Investor	Dreyfus Premier
BNY Mellon Large Cap Stock Fund	MPLCX	MILCX	-
BNY Mellon Large Cap Market Opportunities Fund	MMOMX	MMOIX	-
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	MTSMX	MTSIX	-
BNY Mellon Income Stock Fund	MPISX	MIISX	-
BNY Mellon Mid Cap Stock Fund	MPMCX	MIMSX	MMSPX
BNY Mellon Small Cap Stock Fund	MPSSX	MISCX	-
BNY Mellon U.S. Core Equity 130/30 Fund	MUCMX	MUCIX	-
BNY Mellon Focused Equity Opportunities Fund	MFOMX	MFOIX	-
BNY Mellon Small/Mid Cap Fund	MMCMX	MMCIX	-
BNY Mellon International Fund	MPITX	MIINX	-
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX	-
BNY Mellon International Appreciation Fund	MPPMX	MARIX	-
BNY Mellon Bond Fund	MPBFX	MIBOX	-
BNY Mellon Intermediate Bond Fund	MPIBX	MIIDX	-
BNY Mellon Intermediate U.S. Government Fund	MGVMX	MOVIX	-
BNY Mellon Short-Term U.S. Government Securities Fund	MPSUX	MISTX	-
BNY Mellon National Intermediate Municipal Bond Fund	MPNIX	MINMX	MNMBX
BNY Mellon National Short-Term Municipal Bond Fund	MPSTX	MINSX	-
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	MPPIX	MIPAX	-
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MMBMX	MMBIX	MMBPX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	MNYMX	MNYIX	-
BNY Mellon Municipal Opportunities Fund	MOTMX	MOTIX	-
BNY Mellon Asset Allocation Fund	MPBLX	MIBLX	-
BNY Mellon Money Market Fund	MLMXX	MLOXX	-
BNY Mellon National Municipal Money Market Fund	MOMXX	MNTXX	-

STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 30, 2011

This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of the funds named above (each, a "Fund" and collectively, the "Funds"), with respect to the Funds' Class M shares and Investor shares (the "Class M and Investor Class Prospectus"), dated December 30, 2011, the current combined Prospectus of BNY Mellon Mid Cap Stock Fund, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund, with respect to the Dreyfus Premier shares that those Funds also offer (the "Dreyfus Premier Class Prospectus"), dated December 30, 2011, and the current combined Prospectus of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, dated December 30, 2011, pursuant to which each such money market fund is offering its Investor shares to BNY Mellon Wealth Advisors Brokerage Clients (as defined in "How to Buy Shares" below) to be used as "sweep vehicles" for cash held in brokerage accounts of BNY Mellon Wealth Advisors Brokerage Clients, as each Prospectus may be revised from time to time.

The Funds are separate portfolios of BNY Mellon Funds Trust (the "Trust"), an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC").  To obtain a copy of the relevant Prospectus, please write to the Trust at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers: Wealth Management Clients and Investment Advisory Firm Clients (as defined in "How to Buy Shares" below) - call toll free 1-888-281-7350 and outside the U.S. call collect 617-248-3014; Individual Account Holders of Class M shares and Investor shares (other than BNY Mellon Wealth Advisors Brokerage Clients) – call toll free 1-800-DREYFUS and outside the U.S. call collect 516-794-5452; holders of Dreyfus Premier shares – call toll free 1-800-554-4611 and outside the U.S. call collect 516-794-5452; BNY Mellon Wealth Advisors Brokerage Clients – call toll free 1-800-830-0549 – Option 2; and participants in Qualified Employee Benefit Plans (as defined under "How to Buy Shares" below) – call toll free 1-877-774-0327.

The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Reports are incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND FUNDS

The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated April 12, 2000.  The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share.  Effective March 20, 2008, the Trust changed its name from "Mellon Funds Trust" to its current name and each Fund that was at that time a series of the Trust added "BNY" to the beginning of its name.  Effective December 16, 2002, the Trust changed its name from "MPAM Funds Trust" to "Mellon Funds Trust" and each Fund that was at that time a series of the Trust deleted "MPAM" and substituted "Mellon" in its name and renamed its MPAM shares "Class M" shares.  Effective September 15, 2011, BNY Mellon Balanced Fund changed its name to BNY Mellon Asset Allocation Fund.

The investment objectives, policies, restrictions, practices and procedures of the Funds, unless otherwise specified, may be changed without shareholder approval.  As with other mutual funds, there is no assurance that a Fund will achieve its investment objective.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), serves as each Fund's investment manager (the "Investment Adviser")

MBSC Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of each Fund's shares.

THE FUNDS AND THEIR INVESTMENTS

The following information supplements and should be read in conjunction with the relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus.  The following summaries briefly describes the portfolio securities in which the Funds can invest and the investment techniques they can employ.  Additional information about these portfolio securities and investment techniques is provided under "The Funds' Investments, Related Risks and Limitations."

DOMESTIC EQUITY FUNDS

BNY Mellon Large Cap Stock Fund, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon Focused Equity Opportunities Fund and BNY Mellon Small/Mid Cap Fund are sometimes referred to herein as the "Domestic Equity Funds."

BNY Mellon Large Cap Stock Fund seeks capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies.  The Fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase.  The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  The Fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

The Fund may invest in the following portfolio securities: common stock, foreign securities including American Depositary Receipts ("ADRs") and New York Shares, government obligations, illiquid securities, securities issued in initial public offerings ("IPOs"), other investment companies, exchange-traded funds ("ETFs") and money market instruments.

The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, and derivative instruments (including options, futures contracts and options on futures contracts).

BNY Mellon Large Cap Market Opportunities Fund seeks long-term capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies.  The Fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase.  The Fund normally allocates its assets among multiple investment strategies employed by the Investment Adviser or its affiliates that invest primarily in equity securities issued by large cap companies.  The Fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles.  The Investment Adviser determines the investment strategies, which, as of the date of this SAI, were Focused Equity Strategy, U.S. Large Cap Equity Strategy, U.S. Core Equity 130/30 Strategy, Dynamic Large Cap Value Strategy, Large Cap Growth Strategy, and U.S. Large Cap Growth Strategy.  The Fund invests directly in securities or in other mutual funds advised by the Investment Adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities.  The Investment Adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the Fund.  The Investment Adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund.  The description of the investment policies, techniques, specific investments and related risks for the Fund that follows also may apply to an underlying fund.  The Investment Adviser has engaged its affiliate, Walter Scott & Partners Limited ("Walter Scott" or the "Sub-Adviser"), to serve as the Fund's sub-investment adviser to provide day-to-day management of the portion of the Fund's assets allocated to the U.S. Large Cap Equity Strategy, subject to the supervision of the Investment Adviser.

The Fund may invest in the following portfolio securities:  common stock, preferred stock, convertible securities, foreign securities including ADRs, New York Shares and GDRs, corporate obligations, floating rate and variable rate obligations, zero coupon, pay-in-kind and step-up securities, U.S. government obligations, U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt securities, including Brady bonds and sovereign debt obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), real estate investment trusts ("REITs"), asset-backed securities, illiquid securities, securities issued in IPOs, other investment companies, ETFs, warrants, and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, securities lending, when-issued securities and delayed delivery transactions, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, and swaps), participation notes, short-selling, foreign currency transactions and forward contracts.

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund seeks long-term capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies.  The Fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase.  The Fund normally allocates its assets among multiple investment strategies employed by the Investment Adviser or its affiliates that invest primarily in equity securities issued by large cap companies.  The Fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the Fund's after tax returns.  The Investment Adviser determines the investment strategies, which, as of the date of this SAI, were Large Cap Core Strategy, Large Cap Tax-Sensitive Strategy, Focused Equity Strategy, U.S. Large Cap Equity Strategy, U.S. Core Equity 130/30 Strategy, Dynamic Large Cap Value Strategy, Large Cap Growth Strategy, and U.S. Large Cap Growth Strategy.  The Fund invests directly in securities or in other mutual funds advised by the Investment Adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities.  The Investment Adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the Fund.  The Investment Adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund.  The description of the investment policies, techniques, specific investments and related risks for the Fund that follows also may apply to an underlying fund.  The Investment Adviser has engaged its affiliate, Walter Scott, to serve as the Fund's sub-investment adviser to provide day-to-day management of the portion of the Fund's assets allocated to the U.S. Large Cap Equity Strategy, subject to the supervision of the Investment Adviser.

The Fund may invest in the following portfolio securities:  common stock, preferred stock, convertible securities, foreign securities including ADRs, New York Shares and GDRs, corporate obligations, floating rate and variable rate obligations, zero coupon, pay-in-kind and step-up securities, U.S. government obligations, U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt securities, including Brady bonds and sovereign debt obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), REITs, asset-backed securities, illiquid securities, securities issued in IPOs, other investment companies, ETFs, warrants, and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, securities lending, when-issued securities and delayed delivery transactions, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, and swaps), participation notes, short-selling, foreign currency transactions and forward contracts.

BNY Mellon Income Stock Fund seeks total return (consisting of capital appreciation and income).

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The Investment Adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The Fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The Fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (the "Dow Jones Index"), but allocations may differ from those of the Dow Jones Index.

The Fund may invest in the following portfolio securities: common stock, preferred stock, convertible securities, corporate obligations, foreign securities including ADRs and New York Shares, government obligations, illiquid securities, securities issued in IPOs, other investment companies, ETFs and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, and derivative instruments (including options, futures contracts and options on futures contracts).

BNY Mellon Mid Cap Stock Fund seeks capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap domestic companies.  The Fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  The Fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index.

The Fund may invest in the following portfolio securities:  common stock, foreign securities including ADRs and New York Shares, government obligations, illiquid securities, securities issued in IPOs, other investment companies, ETFs and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), foreign currency transactions and forward contracts.

BNY Mellon Small Cap Stock Fund seeks capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small-capitalization companies.  The Fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  The Fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of Standard & Poor's® SmallCap 600 Index.

The Fund may invest in the following portfolio securities:  common stock, foreign securities including ADRs and New York Shares, government obligations, illiquid securities, securities issued in IPOs, other investment companies, ETFs and money market instruments.

The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), foreign currency transactions and forward contracts.

BNY Mellon U.S. Core Equity 130/30 Fund seeks capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund focuses on growth and value stocks of large cap companies. The Fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  Based on fundamental analysis, the Fund's portfolio managers generally select to buy "long" the most attractive of the higher computer model ranked securities.  The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform.  Normally, up to 130% of the Fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the Fund's assets will be in short positions.  The Fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P 500.

The Fund may invest in the following portfolio securities:  common stock, preferred stock, convertible securities, warrants, securities issued by real estate investment trusts ("REITs"), other investment companies, ETFs, government obligations, illiquid securities, securities issued in IPOs, foreign securities including ADRs and New York Shares and money market instruments.

The Fund may utilize the following investment techniques:  short-selling, borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), foreign currency transactions and forward contracts.

BNY Mellon Focused Equity Opportunities Fund seeks capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the Investment Adviser to be positioned for long-term earnings growth. The Fund may invest in the stocks of companies of any size, although it focuses on large-cap companies.  The Fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase.  The Fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The Fund may invest in the following portfolio securities:  common stock, preferred stock, convertible securities, foreign securities including ADRs, New York Shares and Global Depositary Receipts ("GDRs"), corporate obligations, floating rate and variable rate obligations, zero coupon, pay-in-kind and step-up securities, U.S. government obligations, U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt securities, including Brady bonds and sovereign debt obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), REITs, asset-backed securities, illiquid securities, securities issued in IPOs, other investment companies, ETFs, warrants and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, securities lending, when-issued securities and delayed delivery transactions, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, and swaps), participation notes, short-selling, foreign currency transactions and forward contracts.

BNY Mellon Small/Mid Cap Fund seeks capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap companies.  The Fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations of between $200 million and $7 billion at the time of purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the company's securities.  The Fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries.  The Fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  The Fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500 Index.

The Fund may invest in the following portfolio securities:  common stock, preferred stock, convertible securities, foreign securities including ADRs, New York Shares and GDRs, corporate obligations, floating rate and variable rate obligations, zero coupon, pay-in-kind and step-up securities, U.S. government obligations, U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt securities, including Brady bonds and sovereign debt obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), REITs, asset-backed securities, illiquid securities, securities issued in IPOs, other investment companies, ETFs, warrants and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, securities lending, when-issued securities and delayed delivery transactions, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, and swaps), participation notes, short-selling, foreign currency transactions and forward contracts.

INTERNATIONAL EQUITY FUNDS

BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Appreciation Fund are sometimes referred to herein as the "International Equity Funds."

BNY Mellon International Fund seeks long-term capital growth.

To pursue its goal, the Fund normally invests at least 65% of its total assets in equity securities of foreign issuers.

The Fund allocates its assets between a core investment style and a value investment style at the discretion of the Investment Adviser. The Fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the Fund's assets are invested in each of the core and value investment styles.  Though not specifically limited, the Fund ordinarily invests the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and invests the portion of its assets allocated to the value investment style in at least ten foreign countries.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection.  The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index, has a below-average price/earnings ratio and an above-average earnings growth trend. The Fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

The Fund may invest in the following portfolio securities:  common stock, preferred stock, convertible securities, foreign securities including ADRs, GDRs and New York Shares, illiquid securities, other investment companies, ETFs, warrants, foreign bank deposit obligations and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts), securities lending, short-selling, foreign currency transactions and forward contracts

BNY Mellon Emerging Markets Fund seeks long-term capital growth.

To pursue its goal, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets.  The Fund may invest in companies of any size.

The Fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The Fund is not managed to a specific target allocation between these investment styles.  However, under normal market conditions, at least 30% of the Fund's assets are invested in each of the core and value investment styles.  Normally, the Fund invests the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and does not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection.  The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend. The Fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

The Fund may invest in the following portfolio securities: common stock, preferred stock, convertible securities, foreign securities including ADRs, GDRs and New York Shares, foreign government obligations, securities of supranational entities, illiquid securities, other investment companies, ETFs, foreign bank deposit obligations and money market instruments.

The Fund may utilize the following investment techniques:  borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts), participatory notes, securities lending, short-selling, foreign currency transactions and forward contracts.

BNY Mellon International Appreciation Fund seeks long-term capital appreciation.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The Fund invests primarily in equity securities of non-U.S. issuers.  The Fund invests primarily in Depositary Receipts (DRs) representing the local shares of non-U.S. companies, in particular, ADRs.  In selecting securities, the Investment Adviser screens the MSCI EAFE Index universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility.  The Investment Adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets.  As a result of this process, the Fund is expected to hold ADRs representing 200-300 foreign issuers. The Fund's country allocation is expected to be within 5% of that of the MSCI EAFE Index, and, under normal circumstances, the fund will invest in at least 10 different countries.

The Fund may invest in the following portfolio securities: foreign securities, including ADRs, GDRs and New York Shares, common stock, preferred stock, convertible securities, corporate debt obligations, illiquid securities, other investment companies, ETFs, warrants, foreign bank deposit obligations and money market instruments.

The Fund may utilize the following investment techniques: borrowing, securities lending, when-issued securities and delayed delivery transactions, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, and swaps), participatory notes, short-selling, foreign currency transactions and forward contracts.

TAXABLE BOND FUNDS

BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund and BNY Mellon Short-Term U.S. Government Securities Fund are sometimes referred to herein as the "Taxable Bond Funds."

BNY Mellon Bond Fund and BNY Mellon Intermediate Bond Fund each seek total return (consisting of capital appreciation and current income).

To pursue its goal, each Fund actively manages bond market and maturity exposure and invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.  The Investment Adviser uses a disciplined process to select bonds and manage risk.  The process includes computer modeling and scenario testing of possible changes in market conditions. The Investment Adviser uses other techniques in an attempt to manage each Fund's market risk and duration.  Each Fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the Investment Adviser.

Each Fund may invest in the following portfolio securities:  corporate obligations, government obligations, variable and floating rate securities, mortgage-related securities (including commercial mortgage-backed securities), asset-backed securities, convertible securities, zero coupon, pay-in-kind and step-up securities, preferred stock, illiquid securities, foreign securities, other investment companies and money market instruments.  Each Fund may also invest in municipal bonds, municipal notes and municipal commercial paper.

Each Fund may utilize the following investment techniques:  borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), securities lending, foreign currency transactions, forward contracts and mortgage dollar rolls.

BNY Mellon Intermediate U.S. Government Fund and BNY Mellon Short-Term U.S. Government Securities Fund each seek to provide as high a level of current income as is consistent with the preservation of capital.

To pursue its goal, BNY Mellon Intermediate U.S. Government Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and BNY Mellon Short-Term U.S. Government Securities Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and in repurchase agreements in respect of such securities.

BNY Mellon Intermediate U.S. Government Fund may invest in the following portfolio securities: government obligations, variable and floating rate securities, mortgage-related securities (including collateralized mortgage obligations, multi-class pass through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), asset-backed securities, convertible securities, zero coupon, pay-in-kind and step-up securities, illiquid securities, other investment companies and money market instruments. The Fund may also invest in municipal bonds, municipal notes and municipal commercial paper.

BNY Mellon Intermediate U.S. Government Fund may utilize the following investment techniques: borrowing, securities lending, when-issued securities and delayed delivery transactions, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, interest rate locks, caps, collars and floors), forward roll transactions and mortgage dollar rolls.

BNY Mellon Short-Term U.S. Government Securities Fund may invest in the following portfolio securities: government obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), illiquid securities, other investment companies and money market instruments.  The Fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, including those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to a change in interest rates, as well as stripped mortgage-backed securities which do not bear interest.

BNY Mellon Short-Term U.S. Government Securities Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts), securities lending, short-selling, and mortgage dollar rolls.

MUNICIPAL BOND FUNDS

BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund are sometimes referred to herein as the "Municipal Bond Funds."

BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund each seek to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital.  Each Fund seeks to achieve its objective by investing primarily in debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, including cities, counties, municipalities, municipal agencies and regional districts, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal income tax ("Municipal Obligations").  Each Fund may invest in Municipal Obligations that are rated investment grade at the time of purchase.  However, for additional yield, BNY Mellon Municipal Opportunities Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the Investment Adviser.

As a fundamental policy, each such Municipal Bond Fund invests, under normal market conditions, a minimum of 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations.  However, each Fund, except BNY Mellon Municipal Opportunities Fund, may invest without limit, and BNY Mellon Municipal Opportunities Fund may invest up to 50% of the value of its net assets, in obligations the interest on which is an item of tax preference for purposes of the alternative minimum tax (a "Tax Preference Item").  Each Fund may invest under normal market conditions up to 20% of its net assets in taxable obligations, including, with respect to BNY Mellon Municipal Opportunities Fund, non-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.  In addition, each Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in taxable obligations.  In managing each Fund, the Investment Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.  BNY Mellon Municipal Opportunities Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration.  The dollar-weighted average maturity of BNY Mellon Municipal Opportunities Fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund may each invest in the following portfolio securities:  Municipal Obligations, including municipal bonds, municipal notes, municipal commercial paper and municipal lease obligations, tender option bonds (up to 10% of the value of its assets), floating rate and variable rate obligations, stand-by commitments, tax-exempt participation interests, illiquid securities, zero coupon, pay-in-kind and step-up securities, taxable investments, other investment companies and money market instruments.

BNY Mellon Municipal Opportunities Fund may invest in the following portfolio securities:  Municipal Obligations, including municipal bonds, municipal notes, municipal commercial paper and municipal lease obligations, tender option bonds, floating rate and variable rate obligations, custodial receipts, stand-by commitments, tax-exempt participation interests, illiquid securities, zero coupon, pay-in-kind and step-up securities, taxable investments, including taxable municipal bonds, corporate debt securities, variable and floating rate securities, U.S. government obligations, U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt securities, including Brady bonds and sovereign debt obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), asset-backed securities, convertible securities, other investment companies and money market instruments.

BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund may each utilize the following investment techniques: borrowing, securities lending, when-issued securities and delayed delivery transactions and derivative instruments (including municipal bond index and interest rate futures contracts, options on municipal bond index and interest rate futures contracts, swaps, interest rate locks, caps, collars and floors).  A Fund's use of certain of these investment techniques may give rise to taxable income.

BNY Mellon Municipal Opportunities Fund may utilize the following investment techniques:  borrowing, securities lending, when-issued securities and delayed delivery transactions, short-selling, foreign currency transactions and forward contracts, and derivative instruments (including municipal bond index and interest rate futures contracts, options on municipal bond index and interest rate futures contracts, swaps, interest rate locks, caps, collars and floors).  The Fund's use of certain of these investment techniques may give rise to taxable income.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital.  BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.  BNY Mellon New York Intermediate Tax-Exempt Bond Fund seeks to provide as high a level of income exempt from Federal, New York state and New York city income taxes as is consistent with the preservation of capital.

As a fundamental policy, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal and Pennsylvania personal income taxes (collectively, "Pennsylvania Municipal Obligations").  However, the Fund may invest without limit in obligations the interest from which is a Tax Preference Item, and may invest under normal market conditions up to 20% of its net assets in taxable obligations and in Municipal Obligations the interest from which is exempt from Federal, but not Pennsylvania, income taxes.  In addition, the Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in securities the interest from which is subject to Federal or Pennsylvania income taxes or both.

As a fundamental policy, BNY Mellon Massachusetts Intermediate Municipal Bond Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of the Commonwealth of Massachusetts, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal and Massachusetts personal income taxes (collectively, "Massachusetts Municipal Obligations").  However, the Fund may invest without limit in obligations the interest from which is a Tax Preference Item, and may invest under normal market conditions up to 20% of its net assets in taxable obligations and in Municipal Obligations the interest from which is exempt from Federal, but not Massachusetts, income taxes.  In addition, the Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in securities the interest from which is subject to Federal or Massachusetts income taxes or both.

As a fundamental policy, BNY Mellon New York Intermediate Tax-Exempt Bond Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of the state of New York, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers (or on the basis of other authority believed by the Investment Adviser to be reliable), exempt from Federal, New York state and New York city personal income taxes (collectively, "New York Municipal Obligations").  The Fund may invest up to 20% of the value of its net assets in obligations the interest from which is a Tax Preference Item and, under normal market conditions, in taxable obligations and Municipal Obligations the interest from which is exempt from Federal, but not New York state and New York city, income taxes.  In addition, the Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of the value of its net assets in securities the interest from which is subject to Federal or New York state and New York city income taxes or both.

In managing each Fund, the Investment Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund may each invest in the following portfolio securities:  Municipal Obligations, including municipal bonds, municipal notes, municipal commercial paper and municipal lease obligations, tender option bonds (up to 10% of the value of its assets), floating rate and variable rate obligations, custodial receipts, stand-by commitments, tax-exempt participation interests, illiquid securities, zero coupon, pay-in-kind and step-up securities, taxable investments, other investment companies and money market instruments.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund may each utilize the following investment techniques:  borrowing, securities lending, when-issued securities and delayed delivery transactions and derivative instruments (including municipal bond index and interest rate futures contracts, options on municipal bond index and interest rate futures contracts, swaps, interest rate locks, caps, collars and floors).  A Fund's use of certain of these investment techniques may give rise to taxable income.

ASSET ALLOCATION FUND

BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.  The Fund may invest in both individual securities and other investment companies, including other Funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. The Investment Adviser determines the Fund's investment allocations, which, as of the date of this SAI, may include allocations, directly and/or through investment in the underlying funds, to the following asset classes:  Large Cap Equities, Small Cap and Mid Cap Equities, Developed International and Global Equities, Emerging Markets Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies, and Money Market Instruments.

The Fund is not required to maintain exposure to any particular asset class and the Investment Adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations.  The Fund may invest directly in the equity securities of companies with total market capitalizations of $5 billion or more and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the Investment Adviser, at the time of purchase.

The Fund, and certain of the underlying funds in which the Fund may invest, may utilize the following investment techniques:  borrowing, securities lending, when-issued securities and delayed delivery transactions, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), participation notes, foreign currency transactions and forward contracts and mortgage dollar rolls.

MONEY MARKET FUNDS

BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund are sometimes referred to herein as the "Money Market Funds."

Each Money Market Fund expects to maintain, but does not guarantee, a net asset value of $1.00 per share.  To do so, each Money Market Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Rule includes various maturity, quality, liquidity and diversification requirements, certain of which are summarized as follows.  In accordance with Rule 2a-7, each Money Market Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, must maintain a dollar-weighted average portfolio life to maturity of 120 days or less and must invest only in U.S. dollar-denominated securities with remaining maturities of 397 days or less and which are determined to be of high quality with minimal credit risk in accordance with procedures adopted by the Trust's Board of Trustees (the "Board").  In determining whether a security is of high quality with minimal credit risk, the Investment Adviser must consider factors pertaining to credit quality in addition to any rating assigned to such security by nationally recognized statistical rating organizations or determined to be of comparable quality by the Investment Adviser in accordance with requirements of these procedures.  These procedures are reasonably designed to assure that the prices determined by the amortized cost valuation will approximate the current market value of each Money Market Fund's securities.  In accordance with Rule 2a-7, each Money Market Fund generally will not invest more than 5% of its assets in the securities of any one issuer.

BNY Mellon Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

The Fund may invest in the following portfolio securities:  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including Treasury Bills, Treasury Notes and Treasury Bonds), bank obligations (including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic or foreign banks or their subsidiaries or branches), repurchase agreements and tri-party repurchase agreements, asset-backed securities, high-grade commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, taxable municipal obligations, including those with floating or variable rates of interest, illiquid securities and other investment companies.  Such securities at the time of purchase must be: (i) backed by the full faith and credit of the United States, or (ii) rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security), or if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated or are of comparable quality, as determined by the Investment Adviser under procedures established by the Board.

The Fund may use the following investment techniques:  borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements and derivatives instruments (including participation interests, tender option bonds and custodial receipts) that are consistent with the Fund's investment objective and policies and comply with the diversification standards of Rule 2a-7.

BNY Mellon National Municipal Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.  The Fund seeks to achieve its objective by investing primarily in short-term debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal income tax and which obligations at the time of purchase: (i) are backed by the full faith and credit of the United States, or (ii) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security) or if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated or are of comparable quality, as determined by the Investment Adviser under procedures established by the Board.  Such short-term debt obligations are referred to herein collectively as "Municipal Securities."

As a fundamental policy, the Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Securities.  However, the Fund may invest without limit in obligations the interest on which is a Tax Preference Item, and may invest under normal market conditions up to 20% of its net assets in taxable obligations.  In addition, the Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in taxable money market obligations.

The Fund may invest in the following portfolio securities:  Municipal Securities, including municipal notes, short-term municipal bonds and municipal leases, floating and variable rate obligations, including variable amount master demand notes, stand-by commitments, bank obligations, Eurodollar certificates of deposit and time deposits, Yankee-Dollar certificates of deposit, corporate obligations, government obligations, repurchase agreements, tax-exempt commercial paper, foreign securities, illiquid securities and other investment companies.

The Fund may utilize the following investment techniques:  borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements and derivatives instruments (including tax-exempt participation interests, tender option bonds and custodial receipts) that are consistent with the Fund's investment objective and policies and comply with the diversification standards of Rule 2a-7.  The Fund's use of certain of these investment techniques may give rise to taxable income.

CLASSIFICATION OF THE FUNDS

BNY Mellon Large Cap Stock Fund, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon Small/Mid Cap Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon International Appreciation Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon Asset Allocation Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund are "diversified," as defined in the 1940 Act, which means that, with respect to 75% of its total assets, each Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

BNY Mellon Focused Equity Opportunities Fund and the Municipal Bond Funds are classified as "non-diversified," as defined under the 1940 Act, and therefore, each Fund could invest all of its assets in the obligations of a single issuer or relatively few issuers.  Because it is non-diversified, a Municipal Bond Fund's share price may fluctuate to a greater degree in response to changes in the financial condition or in the market's assessment of an individual issuer in which the Fund invests than if the Fund were diversified.  However, each Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a "regulated investment company."  To qualify, among other requirements, a Fund will be required to limit its investments so that at the close of each quarter of its taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer.  In addition, not more than 25% of the value of each Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the Fund's taxable year.

THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

The following information supplements and should be read in conjunction with the relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus and the section entitled "The Funds and Their Investments" above, concerning the Funds' investments, related risks and limitations.  Except as otherwise indicated in the relevant Prospectus or this SAI, the Funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

Certain Portfolio Securities

ADRs, GDRs and New York Shares.  ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.  New York Shares are securities of foreign companies that are issued for trading in the United States.

These securities may be purchased through "sponsored" or "unsponsored" facilities and may not necessarily be denominated in the same currency as their underlying securities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

ADRs, GDRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market.  Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the Investment Adviser, by brokers executing the purchases or sales.  Investment in securities of foreign issuers presents certain risks, including those resulting from adverse political and economic developments and the imposition of foreign governmental laws or restrictions.  See "Foreign Securities."

Asset-Backed Securities.  Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements.  Such assets are securitized through the use of trusts and special purpose corporations.  The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy.  Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit.  As discussed at greater length below under "Mortgage-Related Securities," asset-backed securities are subject to the risk of prepayment.  The risk that recovery or repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than is the case for mortgage-backed securities.

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.  A Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company.  Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Convertible Securities.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.  Convertible securities have characteristics similar to both fixed-income and equity securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.  There can be no assurance of capital appreciation, however, because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non- convertible securities of similar quality because of the potential for capital appreciation.

(BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Municipal Opportunities Fund only)  Each Fund may invest in so-called "synthetic convertible securities," which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities.  For example, the Fund may purchase a non-convertible debt security and a warrant or option.  The "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Corporate Obligations.  Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities.  Debt securities may be acquired with warrants attached.  Corporate income-producing securities also may include forms of preferred or preference stock.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The relevant Funds, other than the Money Market Funds, may purchase corporate obligations rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or by Fitch Ratings ("Fitch" and, together with Moody's and S&P, the "Rating Agencies"), or if unrated, of comparable quality as determined by the Investment Adviser.  Securities rated Baa by Moody's or BBB by S&P or Fitch, or higher, are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics.  Further, while bonds rated BBB by S&P exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories.

Each Money Market Fund may invest in corporate obligations that have received a short-term rating from Moody's or S&P in one of the two highest short-term rating categories, or that have been issued by an issuer that has received a short-term rating from Moody's or S&P in one of the two highest short-term ratings categories with respect to a class of debt obligations that is comparable in priority and security with the obligation in which the Fund invests.  Each Money Market Fund may also invest in unrated corporate obligations that are of comparable quality to the foregoing obligations, as determined by the Investment Adviser.  A Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

ECDs, ETDs and Yankee CDs.  Each Money Market Fund may purchase Eurodollar certificates of deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks, Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a domestic bank or a foreign bank, and Yankee-Dollar certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a domestic branch of a foreign bank denominated in U.S. dollars and held in the United States.  ECDs, ETDs, and Yankee CDs are subject to somewhat different risks than domestic obligations of domestic banks.  See "Foreign Bank Deposit Obligations and Foreign Securities" and "Money Market Instruments - Bank Obligations."

Foreign Bank Deposit Obligations and Foreign Securities.  The relevant Funds may invest in deposit obligations of foreign banks and in foreign securities.  "Foreign securities" include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities or supranational entities that the Investment Adviser determines to be of comparable quality to the other obligations in which a Fund may invest.  They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the United States or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development  Bank.

Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not subject to many of the special considerations and risks, discussed in the Funds' Prospectus and this SAI, that apply to foreign securities traded and held abroad.  A U.S. dollar investment in ADRs or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

(BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Municipal Opportunities Fund only)  Each Fund may purchase securities issued or guaranteed by foreign governments, including participation interests in loans between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments.  These include sovereign debt obligations, Brady Bonds and participation interests described below.  The Funds also may invest in the currencies of such countries and may engage in strategic transactions in the markets of such countries.  See "Investment Techniques."  BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund may each invest up to 25% of their respective assets in equity securities of foreign companies, including those located in emerging market countries.

BNY Mellon Emerging Markets Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stocks of companies organized, or with a majority of assets or business in, emerging market countries.  Emerging market countries generally include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Index.  As of the date of this SAI, the MSCI Emerging Markets Index consisted of the following emerging market countries:  Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

Sovereign Debt Obligations. (BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Municipal Opportunities Fund only)  Each Fund may invest in sovereign debt obligations.  Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations.  The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the net asset value of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers.  In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints.  Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Brady Bonds. (BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Municipal Opportunities Fund only)  The Funds may invest in Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.  In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative.  Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets.  Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payments in accordance with the terms of such Brady Bonds.  U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.  The Fund also may invest in one or more classes of securities ("Structured Securities") backed by, or representing interests in, Brady Bonds.  The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

Participation Interests and Assignments. (BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Municipal Opportunities Fund only)  Each Fund may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank").  Co-Lenders may sell such securities to third parties called "Participants."  A Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests").  Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."

Each Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower.  A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security.  These instruments may have fixed, floating or variable rates of interest.  The Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security.  Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund would enforce its rights directly against the Borrower.  Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent.  Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors.  In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

Each Fund also may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan ("Assignments") from a third party.  When a Fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan.  Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender.  The Fund may have difficulty disposing of Assignments because to do so it will have to assign such securities to a third party.  Because there is no established secondary market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors.  The lack of an established secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower.  The lack of an established secondary market for Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Government Obligations.  U.S. Treasury obligations can differ in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

Government obligations also include obligations issued or guaranteed by U.S. government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such government agency or instrumentality, or (d) the credit of the instrumentality.  No assurance can be given that the U.S. government will provide financial support to the agencies or instrumentalities described in (b), (c), and (d) in the future, other than as set forth above, since it is not obligated to do so by law.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  Neither the market value of such securities nor a Fund's share price is guaranteed.

Illiquid Securities.  No Fund will knowingly invest more than 15% and, in the case of each of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, 10%, of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days.  Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale).  A Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper").  A Fund also may purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities").  Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Investment Adviser pursuant to guidelines established by the Board.  The Investment Adviser will consider availability of reliable price information and other relevant information in making such determinations.  Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution.  Any resale by the purchaser must be pursuant to registration or an exemption therefrom.  Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity.  Rule 144A securities generally must be sold to other qualified institutional buyers.  If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Funds or other holder.  As described in "Municipal Obligations," liquidity determinations for municipal lease obligations and certificates of participation in municipal lease obligations may also be made by the Investment Adviser.

IPOs.  An IPO is a corporation's first offering of stock to the public.  The prices of securities issued in IPOs can be very volatile.  Shares are given a market value reflecting expectations for the corporation's future growth.  Special rules of the Financial Industry Regulatory Authority, Inc. apply to the distribution of IPOs.  Corporations offering IPOs generally have limited operating histories and may involve greater investment risk.  The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

Money Market Instruments.  Each Fund may purchase money market instruments, including when the Fund has cash reserves or in anticipation of taking a market position.  Money market instruments consist of high quality, short-term debt obligations, including U.S. government securities, repurchase agreements, bank obligations and commercial paper.  When the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments.

Bank Obligations.  Certificates of deposit are short-term negotiable obligations of commercial banks; time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.  Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation.  Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join.  As a result of governmental regulations, domestic branches of foreign banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulations designed to promote financial soundness.

Obligations of foreign banks or foreign branches of domestic banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulations.  Payment of interest and principal upon obligations of foreign banks and foreign branches of domestic banks may be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  Examples of such action would be the imposition of currency controls, interest limitations, seizure of assets, or the declaration of a moratorium.  In addition, there may be less publicly available information about a branch of a foreign bank than about a domestic bank.

Commercial Paper.  Commercial paper instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days.  Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.  Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.  The commercial paper purchased by a Fund, other than BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, will consist only of obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P or F1 by Fitch;  (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's, or AA- by S&P or by Fitch; or (c) if unrated, determined by the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) to be of comparable quality to those rated obligations which may be purchased by the Fund.

(BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund only)  The commercial paper purchased by a Fund will consist only of direct obligations issued by domestic and foreign entities which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P or F1 by Fitch; or (b) if unrated, determined by the Investment Adviser to be of comparable quality to those rated obligations which may be purchased by the Fund. The other corporate obligations in which a Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes).

Repurchase Agreements.  The relevant Funds may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers.   Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price.  A custodian employed in connection with a tri-party repurchase transaction will have custody of, and will segregate securities acquired by the Fund under a repurchase agreement.  If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument.  In addition, should the defaulting bank or non-bank dealer file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.

Mortgage-Related Securities.

Adjustable-Rate Mortgage Loans ("ARMs").  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments.  Thereafter, the interest rates are subject to periodic adjustments based on changes in an index.  ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans.  Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Collateralized Mortgage Pools.  Collateralized mortgage pool securities are a form of derivative composed of interests in pools of commercial or residential mortgages.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  These securities may include complex instruments such as collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interest in real estate mortgage investment conduits ("REMICs"), and ARMs.

Residential Mortgage-Related Securities.  Residential mortgage-related securities represent participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities.  Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes. The U.S. Treasury has historically had the authority to purchase obligations of FNMA and FHLMC.  In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend FNMA and FHLMC emergency funds and to purchase the companies' stock, as described below.  In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that FNMA and FHLMC had been placed in conservatorship.

Since 2009, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities.  While the Federal Reserve's purchases have terminated, the U.S. Treasury announced in December 2009 that it would continue its support for the entities' capital as necessary to prevent a negative net worth through at least 2012.  While the U.S. Treasury is committed to offset negative equity at FNMA and FHLMC through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury or FHFA initiatives discussed above will ensure that FNMA and FHLMC will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.  In addition, FNMA and FHLMC also are the subject of several continuing class action lawsuits and investigations by Federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities.  Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation, or abolishment of the entities.  Future legislative and regulatory action could alter the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by a Fund.

Mortgage Pass-Through Certificates.  Mortgage pass-through certificates are issued by governmental, government-related and private entities and are backed by pools of mortgages (including those on residential properties and commercial real estate).  The mortgage loans are made by savings and loan institutions, mortgage bankers, commercial banks and other lenders.  The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor of the pass-through certificates.  The principal issuers of such securities are GNMA, which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development, FHLMC and FNMA.  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential and commercial mortgage loans.  Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

(1)   GNMA Mortgage Pass-Through Certificates ("Ginnie Maes").  Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration.  Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment.  Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type.  The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgages.  The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee.  This is not a guarantee against market decline of the value of these securities or the shares of the Fund.  It is possible that the availability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. government to tighten the availability of its credit.  The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of securities dealers and a variety of investors.

(2)   FHLMC Mortgage Participation Certificates ("Freddie Macs").  Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by FHLMC.  Freddie Macs entitle the holder to timely payments of interest.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.  The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of FHLMC, securities dealers and a variety of investors.

(3)   FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes").  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family, or two to four family, residential properties.  FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages.

(4)   Private issue mortgage certificates are pass-through securities structured in a similar fashion to Ginnie Maes, Fannie Maes, and Freddie Macs.  Private issuer mortgage certificates are generally backed by conventional single family, multi-family and commercial mortgages.  Private issuer mortgage certificates typically are not guaranteed by the U.S. government, its agencies or instrumentalities, but generally have some form of credit support in the form of over-collateralization, pool insurance or other form of credit enhancement.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the mortgagors of the underlying mortgages.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities.  Collateralized mortgage obligations or "CMOs" are multi-class bonds backed by pools of mortgage pass-through certificates or mortgage loans.  CMOs in which a Fund may invest may be collateralized by (a) pass-through certificates issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs or (c) any combination thereof.

Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.  Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.  The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways.  One or more tranches of a CMO may have coupon rates, which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index).  These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon.  A Fund also may invest in inverse floating rate CMOs.  Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction of an applicable index such as the LIBOR.  Accordingly, the coupon rate thereon will increase as interest rates decrease.  Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.  Many inverse floating rate CMOs have coupons that move inversely to a multiple of an applicable index such as LIBOR.  The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor.  The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin.  A Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities.  It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.  It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under varying prepayment scenarios.  Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

Stripped Mortgage-Backed Securities.  Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments.  Mortgage securities may be partially stripped so that each investor class receives some interest and some principal.  When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO.  Strips can be created in a pass-through structure or as tranches of a CMO.  The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.  Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Commercial Mortgage-Backed Securities.  Commercial mortgage-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including but not limited to retail, office or industrial properties, hotels, health-care facilities and multi-family residential properties.  Such assets are securitized through the use of trusts and special purpose corporations.  The value of such securities partly depends on loan repayments by individual commercial borrowers, which can depend in turn on rent payments from tenants in secured properties, either of which may be adversely affected during general downturns in the economy.  Payments or distributions of principal and interest on commercial mortgage-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit.  Like mortgage-backed securities, commercial mortgage-backed securities are subject to the risks of prepayment.  The risks that recovery or repossessed collateral might be unavailable or inadequate to support payments on commercial mortgage-backed securities, however, is greater than is the case for non-multifamily residential mortgage-backed securities.

Types of Credit Enhancement.  To lessen the effect of failures by obligors on mortgage-related securities to make payments, such securities may contain elements of credit enhancement.  Such credit enhancement falls into two categories:  (1) loss protection and (2) liquidity protection.  Loss protection relates to losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Loss protection ensures ultimate payment of the obligations on at least a portion of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches.  A Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security.  Credit enhancements do not provide protection against changes in the market value of the security.  Examples of credit enhancement arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees).  The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated could adversely affect the return on investment in such a security.

Municipal Obligations.

General.  Unless otherwise specified, "Municipal Obligations," when referred to below, include Pennsylvania Municipal Obligations, with respect to BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, Massachusetts Municipal Obligations, with respect to BNY Mellon Massachusetts Intermediate Municipal Bond Fund, New York Municipal Obligations, with respect to BNY Mellon New York Intermediate Tax-Exempt Bond Fund, and Municipal Securities, with respect to BNY Mellon National Municipal Money Market Fund.  Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain private activity bonds issued by or on behalf of public authorities.  Municipal Obligations include general obligation bonds, revenue bonds and notes.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.  Notes are short-term instruments that are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.  Municipal Obligations also include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest, which for each Fund (other than BNY Mellon National Municipal Money Market Fund) may be determined in some instances by formulas under which the Municipal Obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum.  Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.  The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Municipal Obligations may be repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in the same state.  The latter is likely to be the case with respect to investments of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund.  Sizable investments in these obligations could increase risk to the Funds should any of the related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes.  There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Other types of tax-exempt instruments that may become available in the future may be purchased by a Fund as long as the Investment Adviser believes the quality of these instruments meets the Fund's quality standards.  In addition, BNY Mellon Municipal Opportunities Fund may invest, to a limited extent, in certain municipal bonds that are taxable obligations, which offer yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments.  Dividends received by shareholders on shares of BNY Mellon Municipal Opportunities Fund which are attributable to interest income received by the Fund from taxable municipal bonds generally will be subject to Federal income tax.

Municipal Bonds.  Municipal bonds, which generally have a maturity of more than one year when issued, have two principal classifications:  general obligation bonds and revenue bonds.  A private activity bond is a particular kind of revenue bond.  The classifications of general obligation bonds, revenue bonds and private activity bonds are discussed below.

1.      General Obligation Bonds.  The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest.

2.      Revenue Bonds.  Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source.  Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3.      Private Activity Bonds.  Private activity bonds, which are considered Municipal Obligations if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control.  These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.  As discussed below under "Dividends, Distributions and Taxes," interest income on these bonds may be a Tax Preference Item.

Municipal Notes.  Municipal notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less.  Municipal notes include:

1.      Tax Anticipation Notes.  Tax anticipation notes are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

2.      Revenue Anticipation Notes.  Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as Federal revenues available under Federal Revenue Sharing programs.

3.      Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  In most cases, the long-term bonds then provide the money for the repayment of the notes.

Municipal Commercial Paper.  Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes.  These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt.  In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks or other institutions.

Municipal Lease Obligations.  Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities, such as fire and sanitation vehicles, computer equipment and other capital assets.  A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments due under the lease obligation.  Municipal leases have special risks not normally associated with municipal bonds.  These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis.  A Money Market Fund will only purchase municipal lease obligations subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank.  The quality of the issuer of such letter of credit or guarantee, as the case may be, as determined by the Investment Adviser, must be equivalent to the quality standard prescribed for the Fund.  In addition, the Investment Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal and accrued interest of such obligations under the credit enhancement feature.  In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult.  For purposes of the 15% limitation and, in the case of a Money Market Fund, 10% limitation, on the purchase of illiquid securities, a Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless the Investment Adviser shall determine, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that a security shall be treated as liquid for purposes of such limitation.

In evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed the Investment Adviser to consider (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Investment Adviser may deem relevant.

BNY Mellon National Municipal Money Market Fund may purchase municipal lease obligations principally from banks, equipment vendors or other parties that have entered into an agreement with the Fund providing that such party will remarket the municipal lease obligations on certain conditions (described below) within seven days after demand by the Fund.  Such agreements are referred to as "remarketing agreements" and the party that agrees to remarket or repurchase a municipal lease obligation is referred to as a "remarketing party."  The agreement will provide for a remarketing price equal to the principal balance on the obligation as determined pursuant to the terms of the remarketing agreement as of the repurchase date (plus accrued interest).  The Investment Adviser anticipates that, in most cases, the remarketing agreement will also provide for the seller of the municipal lease obligation or the remarketing party to service it for a servicing fee.  The conditions to the Fund's right to require the remarketing party to purchase or remarket the obligation are that the Fund must certify at the time of remarketing that (1) payments of principal and interest under the municipal lease obligation are current and the Fund has no knowledge of any default thereunder by the governmental issuer, (2) such remarketing is necessary in the sole opinion of a designated officer of the Fund to meet the Fund's liquidity needs, and (3) the governmental issuer has not notified the Fund of a termination of the underlying lease.

The remarketing agreement described above requires the remarketing party to purchase (or market to a third party) municipal lease obligations of BNY Mellon National Municipal Money Market Fund under certain conditions to provide liquidity if share redemptions of the Fund exceed purchases of the Fund's shares.  The Fund will only enter into remarketing agreements with banks, equipment vendors or other responsible parties (such as insurance companies, broker-dealers and other financial institutions) that in the Investment Adviser's opinion are capable of meeting their obligations to the Fund.  The Investment Adviser will regularly monitor the ability of remarketing parties to meet their obligations to the Fund.  The Fund will enter into remarketing agreements covering at least 75% of the principal amount of the municipal lease obligations in its portfolio.  The Fund will not enter into remarketing agreements with any one remarketing party in excess of 5% of its total assets.  Remarketing agreements with broker-dealers may require an exemptive order under the 1940 Act.  The Fund will not enter into such agreements with broker-dealers prior to the issuance of such an order or interpretation of the SEC that such an order is not required.  There can be no assurance that such an order or interpretation will be granted.

The "remarketing" feature of the agreement entitles the remarketing party to attempt to resell the municipal lease obligation within seven days after demand from BNY Mellon National Municipal Money Market Fund; however, the remarketing party will be obligated to repurchase the obligation for its own account at the end of the seven-day period if such obligation has not been resold.  The remarketing agreement will often be entered into with the party who has sold a municipal lease obligation to the Fund, but remarketing agreements may also be entered into with a separate remarketing party of the same type that meets the credit and other criteria listed above.  Up to 25% of the Fund's municipal lease obligations may not be covered by remarketing agreements.  The Fund, however, will not invest in municipal lease obligations that are not subject to remarketing agreements if, as a result of such investment, more than 10% of its total assets would be invested in illiquid securities such as (1) municipal lease obligations not subject to remarketing agreements and not deemed by the Investment Adviser at the time of purchase to be at least of comparable quality to rated municipal debt obligations, or (2) other illiquid assets such as securities restricted as to resale under federal or state securities laws.  For purposes of the preceding sentence, a municipal lease obligation that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or issuer deemed by the Investment Adviser to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease obligation is unrated, if the Investment Adviser determines that such municipal lease obligation is readily marketable because it is backed by such letter of credit or insurance policy.

As used within this section, high quality means that the municipal lease obligation meets all of the following criteria:  (1) the underlying equipment is for an essential governmental function; (2) the municipality has a documented history of stable financial operations and timely payments of principal and interest on its municipal debt or lease obligation; (3) the lease/purchase agreement contains proper terms and conditions to protect against non-appropriation, substitution of equipment and other more general risks associated with the purchase of securities; (4) the  equipment underlying the lease was leased in a proper and legal manner; and (5) the equipment underlying the lease was leased from a reputable equipment vendor.  A letter of credit or insurance policy would generally provide that the issuer of the letter of credit or insurance policy would pay the outstanding principal balance of the municipal lease obligations plus any accrued but unpaid interest upon non-appropriation or default by the governmental lessee.  However, the terms of each letter of credit or insurance policy may vary significantly and would affect the degree to which such protections increase the liquidity of a particular municipal lease obligation.  Changes in the credit quality of the issuer of the letter of credit or insurance policy or other party to a remarketing agreement could cause losses to the Fund and adversely affect its share price.

Tax-Exempt Participation Interests.  The relevant Funds may purchase from financial institutions tax-exempt participation interests in Municipal Obligations (such as private activity bonds and municipal lease obligations).  A participation interest gives a Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation.  These instruments may have fixed, floating or variable rates of interest.  If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. government securities.  For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest.  As to these instruments, a Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

Tender Option Bonds.  A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.  The Investment Adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third-party provider of the tender option.  In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.  No Fund will invest more than 15% and, in the case of a Money Market Fund, 10%, of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.  The quality of the underlying creditor or of the third-party provider of the tender option, as the case may be, as determined by the Investment Adviser, must be equivalent to the quality standard prescribed for the Fund.  In addition, the Investment Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations.

A Fund will purchase tender option bonds only when the Investment Adviser is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax-exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund.  Based on the tender option bond agreement, a Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Variable and Floating Rate Demand Notes.  Variable and floating rate demand notes and bonds are tax-exempt obligations that ordinarily have stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals.  Variable rate demand notes include master demand notes, which are obligations that permit the Funds to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Funds, as lender, and the borrower.  These obligations permit daily changes in the amount borrowed.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and generally there is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.  Each obligation purchased by the Funds will meet the quality criteria established for the purchase of Municipal Obligations.

Custodial Receipts.  (Municipal Bond Funds and Money Market Funds only)  The Funds may purchase securities, frequently referred to as "custodial receipts," representing the right to receive future principal and interest payments on Municipal Obligations underlying such receipts.  A number of different arrangements are possible.  In a typical custodial receipt arrangement, an issuer or a third party owner of a Municipal Obligation deposits such obligation with a custodian in exchange for two or more classes of receipts.  The two classes have different characteristics, but in each case, payments on the two classes are based on payments received on the underlying Municipal Obligations.  One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism.  The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Obligations and generally is at a level comparable to that of a Municipal Obligation of similar quality and having a maturity equal to the period between interest rate adjustments.  The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate is also adjusted, but in this case inversely to changes in the rate of interest of the first class.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Obligations.  The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Obligation of comparable quality and maturity and their purchase by a Fund should increase the volatility of its net asset value and, thus, its price per share.  These custodial receipts are sold in private placements.  The Funds also may purchase directly from issuers, and not in a private placement, Municipal Obligations having characteristics similar to custodial receipts.  These securities may be part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.  The custodial receipts and the underlying Municipal Obligations are often subject to credit or liquidity enhancement provided by third-party banks, broker-dealers or other financial institutions.  The quality of the underlying creditor or of such bank, broker-dealer or other financial institution, as the case may be, as determined by the Investment Adviser, must be equivalent to the quality standard prescribed for the Fund.  In addition, the Investment Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of such banks, broker-dealers or other financial institutions responsible for paying the amounts due on those obligations and under such credit or liquidity enhancement.

Inverse Floaters.  (Municipal Bond Funds only)  The Funds may invest in residual interest Municipal Obligations whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters").  An investment in inverse floaters may involve greater risk than an investment in a fixed-rate Municipal Obligation.  Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate Municipal Obligation.  Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall.  Investing in inverse floaters involves leveraging which may magnify a Fund's gains or losses.  Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate Municipal Obligations with comparable credit quality, coupon, call provisions and maturity.  These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against the rising rates if exercised at an opportune time.

Inverse floaters typically are derivative instruments created by depositing Municipal Obligations in a special purpose trust which divides the Municipal Obligation's income stream into two parts:  a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the special purpose trust after payment of interest on the note and various expenses of the special purpose trust.  Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.  A Fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market.  When structuring an inverse floater, the Fund will transfer to a special purpose trust fixed rate Municipal Obligations held in the Fund's portfolio.  The special purpose trust then typically issues the inverse floaters and the variable rate demand notes that are collateralized by the cash flows of the fixed rate Municipal Obligations.  In return for the transfer of the Municipal Obligations to the special purpose trust, the Fund receives the inverse floaters and cash associated with the sale of the notes from the special purpose trust.  As a result of recent changes in the accounting treatment of these transactions, the Funds will treat these transfers as part of a secured borrowing or financing transaction (not a sale), and the interest payments and related expenses due on the notes issued by the special purpose trusts and sold to third parties as liabilities of the relevant Fund.  Inverse floaters purchased in the secondary market are treated as the purchase of a security and not as a secured borrowing or financing transaction.

Investment Companies.  Each Fund may invest in securities issued by registered and unregistered investment companies, including, with respect to the Domestic Equity Funds, International Equity Funds and BNY Mellon Asset Allocation Fund, ETFs described below, to the extent such investments are consistent with the Fund's investment objective and policies.  Under the 1940 Act, a Fund's investment in securities of other investment companies, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.  These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations.  Each Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by Dreyfus.  Such investments will not be subject to the limitations described above.  See "Securities Lending."

ETFs.  (Domestic Equity Funds, International Equity Funds and BNY Mellon Asset Allocation Fund only)  The Funds may invest in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares"), World Equity Benchmark Series ("WEBS") and iShares exchange-traded funds ("iShares"), such as iShares MSCI EAFE Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund.  Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

REITs.  (Domestic Equity Funds, International Equity Funds and BNY Mellon Asset Allocation Fund only)  The Funds may invest in REITs.  A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code.  The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Taxable Investments.  (BNY Mellon Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund only)  Each Fund anticipates being as fully invested as practicable in Municipal Obligations.  Although each Fund's goal is to provide income exempt from Federal income taxes, it may invest up to 20% of its net assets in obligations that pay income subject to Federal income taxes.

(BNY Mellon Pennsylvania Intermediate Municipal Bond Fund only)  The Fund anticipates being as fully invested as practicable in Pennsylvania Municipal Obligations.  Although the Fund's goal is to provide income exempt from Federal and Pennsylvania personal income taxes, it may invest up to 20% of its net assets in obligations that pay income subject to Federal and Pennsylvania personal income taxes.

(BNY Mellon Massachusetts Intermediate Municipal Bond Fund only)  The Fund anticipates being as fully invested as practicable in Massachusetts Municipal Obligations.  Although the Fund's goal is to provide income exempt from Federal and Massachusetts personal income taxes, it may invest up to 20% of its net assets in obligations that pay income subject to Federal and Massachusetts personal income taxes.

(BNY Mellon New York Intermediate Tax-Exempt Bond Fund only)  The Fund anticipates being as fully invested as practicable in New York Municipal Obligations. Although the Fund's goal is to provide income exempt from Federal and New York state and New York city personal income taxes, it may invest up to 20% of the value of its net assets in obligations that pay income subject to Federal and New York state and New York city personal income taxes.

(BNY Mellon National Municipal Money Market Fund only)  The Fund anticipates being as fully invested as practicable in Municipal Securities.  Although the Fund's goal is to provide income exempt from Federal income taxes, it may invest up to 20% of its net assets in money market obligations that pay income subject to Federal income taxes.

Because each Municipal Bond Fund's goal is to provide income exempt from Federal (and any applicable state) income tax, it will invest in taxable obligations only if and when the Investment Adviser believes it would be in the best interests of the Fund's shareholders to do so.  Situations in which a Fund may invest in taxable obligations include: (a) pending investment of proceeds of sales of shares of the Funds or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions.  A Fund may temporarily invest more than 20% of its net assets in Federally taxable obligations to maintain a "defensive" posture when, in the opinion of the Investment Adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations.  Under such circumstances, a Fund may invest in the kinds of taxable obligations described above under "Money Market Instruments."

Dividends paid by a Fund that are attributable to income earned by the Fund from taxable obligations will be taxable to investors.  See "Dividends, Distributions and Taxes."

Variable and Floating Rate Securities.  The relevant Funds may purchase floating rate and variable rate obligations, including participation interests therein.  Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that a Fund can demand payment of the obligation at par plus accrued interest.  Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate, which changes whenever there is a change in the external interest rate.  Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks.  The quality of the underlying creditor or of the bank, as the case may be, as determined by the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy), must be equivalent to the quality standard prescribed for the Fund.  In addition, the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

Warrants.  A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time.

Zero Coupon, Pay-In-Kind and Step-Up Securities.  Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date).  Pay-in-kind securities are bonds that generally pay interest through the issuance of additional bonds.  Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.  In addition, unlike bonds which pay cash interest throughout the period to maturity, a Fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.  The Code requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for Federal income tax, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy this distribution requirement.  See "Dividends, Distributions and Taxes."

Investment Techniques

In addition to the principal investment strategies discussed in the relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus, to the extent indicated above under "The Funds and Their Investments," a Fund may utilize the investment techniques described below.  A Fund might not use any of these strategies and there can be no assurance that any strategy that is used will succeed.  A Fund's use of certain of these investment techniques may give rise to taxable income.

Borrowing Money.  The Funds are  permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets.  Such borrowings may be for temporary or emergency purposes or for leveraging.  Each Fund, except BNY Mellon Municipal Opportunities Fund, currently intends to borrow only for temporary or emergency (not leveraging) purposes.  While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.  BNY Mellon Municipal Opportunities Fund may borrow for temporary or emergency purposes or for leveraging as described below.  Certain  Funds also may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below.

Interfund Borrowing and Lending Program.  (BNY Mellon Money Market Fund only) Pursuant to an exemptive order issued by the SEC, the Fund may lend money to, and/or borrow money from, certain other funds advised by Dreyfus or its affiliates. All interfund loans and borrowings must comply with the conditions set forth in the exemptive order, which are designed to ensure fair and equitable treatment of all participating funds. The Fund's participation in the Interfund Borrowing and Lending Program must be consistent with its investment policies and limitations. The Fund will borrow through the Interfund Borrowing and Lending Program only when the costs are equal to or lower than the costs of bank loans, and will lend through the Program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings are normally expected to extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Leverage.  (BNY Mellon Municipal Opportunities Fund only)  The Fund is permitted to buy securities using borrowed money, known as leveraging.  Leveraging exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio.  These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.  For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.  If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements.  The relevant Funds may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions.  This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security.  The Fund retains the right to receive interest and principal payments on the security.  At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest.  To the extent a Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.  The SEC views reverse repurchase transactions as collateralized borrowings by the Fund.  Except for reverse repurchase agreement transactions, the relevant Funds' borrowings generally will be unsecured.

Foreign Currency Transactions.  (BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, International Equity Funds, BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Municipal Opportunities Fund and BNY Mellon Asset Allocation Fund only)  The Funds may engage in currency exchange transactions on a spot or forward basis.  The Fund may exchange foreign currency on a spot basis at the spot rate then prevailing for purchasing or selling foreign currencies in the foreign exchange market.

A Fund may also enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or portfolio positions in order to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.  For example, when a Fund anticipates purchasing or selling a security denominated in a foreign currency, a Fund may enter into a forward contract in order to set the exchange rate at which the transaction will be made.  A Fund may also enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities positions denominated in that currency.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses if currencies do not perform as the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy)  anticipates.  There is no assurance that the Fund's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

Foreign Currency Strategies – Special Considerations.  The relevant Funds may enter into various financial contracts (such as interest rate, index and foreign currency futures contracts) and options (such as options on U.S. and foreign securities or indices of such securities, foreign currencies and futures contracts), forward currency contracts and interest rate and currency swaps, collars and floors, to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated.  Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.  Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund may seek to hedge against changes in the value of particular currency by using various techniques.  In some such cases, a Fund may hedge against price movements in that currency by entering into transactions using futures contracts, options, forward currency contracts and currency swaps, collars and floors.  Such transaction may involve another currency or a basket of currencies, the values of which the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy)  believes will have a high degree of positive correlation to the value of the currency being hedged.  The risk that movements in the costs associated with such transactions, including the prices of the underlying currencies, will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of such transactions involving foreign currencies depends on the value of the underlying currency relative to the U.S. dollar.  A Fund's success in these transactions may depend on the ability of the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.  Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency transactions, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable.  The interbank market in foreign currencies is a global, round-the-clock market.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.  Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Contracts.  A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date.  The two parties to the contract set the number of days and the price.  Forward contracts are used as a hedge against future movements in foreign exchange rates.  A Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

Forward contracts may serve as long hedges – for example, a Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire.  Forward contracts may also serve as short hedges –  for example, a Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from anticipated dividend or interest payments denominated in a foreign currency.  The Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) believes will bear a positive correlation to the value of the currency being hedged.

The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward contract at a favorable price prior to maturity.  In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward contract at any time prior to maturity.  In either event, a Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities measured in the foreign currency will change after the forward contract has been established.  Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward Roll Transactions.  (Taxable Bond Funds and BNY Mellon Municipal Opportunities Fund only)  To enhance current income, the Taxable Bond Funds may enter into forward roll transactions with respect to mortgage-related securities.  In a forward roll transaction, a Fund sells mortgage-related securities to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price.  The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools or mortgages with different pre-payment histories than those sold.  During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in short-term instruments, typically repurchase agreements, and the income from these investments, together with any additional fee income received on the sale is expected to generate income for a Fund exceeding the yield on the securities sold.  Forward roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the purchase price of those securities.  A Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

The Taxable Bond Funds and BNY Mellon Municipal Opportunities Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-related securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.  The mortgage-related securities that are purchased will be of the same type and will have the same interest rate as those securities sold, but generally will be supported by different pools of mortgages with different prepayment histories than those sold.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower prices of the future purchase, as well as by any interest earned on the proceeds of the securities sold.  The Fund could be compensated also through the receipt of fee income equivalent to a lower forward price.  The dollar rolls entered into by the Fund normally will be "covered."  A covered roll is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the related dollar roll transaction.  Covered rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of a Fund's borrowings and other senior securities.

Futures, Options and Other Derivative Instruments.

General.  The relevant Funds may invest in, or enter into, derivatives ("Derivative Instruments") for a variety of reasons, including as a substitute for investing directly in an underlying asset, to increase returns, to manage duration, interest rate or foreign currency risk, or as part of a hedging strategy.  Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivative Instruments may provide a cheaper, quicker or more specifically focused way for the Funds to invest than "traditional" securities would.  The Funds (as indicated) may invest in options contracts, futures contracts, options on futures contracts and swap transactions.  A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Hedging strategies can be broadly categorized as "short hedges" and "long hedges."  A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio.  Thus, in a short hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire.  Thus, in a long hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.  A long hedge is sometimes referred to as an anticipatory hedge.  In an anticipatory hedge transaction, a Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns.  Rather, it relates to a security that the Fund intends to acquire.  If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire.  Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest.  Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities.  In addition, a Fund's ability to use Derivative Instruments may be limited by tax considerations.  See "Dividends, Distributions and Taxes."

Neither the Trust nor a Fund will be a commodity pool.  The Trust has filed notice with the CFTC and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither the Trust nor a Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Special Risks.  The use of Derivative Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Derivative Instruments are described in the sections that follow.

(1)   Successful use of most Derivative Instruments may depend on the ability of the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular strategy will succeed.

(2)   There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged.  For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.  Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded.  The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly.  A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.  A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.  If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)   If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements.  However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements.  For example, if a Fund entered into a short hedge because the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument.  Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.  In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

(4)   As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options).  If a Fund was unable to close out its position in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5)   The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected, and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs and may result in certain tax consequences.

Cover for Derivative Instruments.  Some Derivative Instruments the Funds may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index).  This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable.  Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to "cover" the Fund's obligations relating to its transactions in Derivative Instruments.  For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open.  With respect to futures contracts or forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligation (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value.  By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund's assets to segregated accounts or as cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Futures Contracts and Options on Futures Contracts.  When a Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the security underlying the futures contract at a specified time in the future for a specified price.  When a Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the security underlying the futures contract at a specified time in the future for an agreed upon price.  With respect to index futures, no physical transfer of the securities underlying the index is made.  Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If a Fund writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge.  Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices.  Similarly, writing put options on futures contracts can serve as a limited long hedge.

Futures strategies also can be used to manage the average duration of a Fund's fixed income portfolio.  If the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy)  wishes to shorten the average duration of a Fund's fixed income portfolio, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract.  If the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) wishes to lengthen the average duration of a Fund's fixed income portfolio, the Fund may buy an interest rate futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" consisting of cash or U.S. government securities in an amount generally equal to 10% or less of the contract value.  Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market."  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker.  When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market.  Although a Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Options.  A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period.  A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period.  A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

Options on indices are similar to options on securities or currencies except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or currencies.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge.  Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options.  However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the investment at less than its market value unless the option is closed out in an offsetting transaction.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the investment at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions.  Options that expire unexercised have no value and a Fund would experience losses to the extent of premiums paid for them.

Each Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

The Funds may purchase and sell both exchange-traded and over-the-counter ("OTC") options.  Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.  The Funds will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market.  A Fund, except BNY Mellon Income Stock Fund, will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

A Fund, except BNY Mellon Income Stock Fund, will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the Fund's net assets, taken at market value.  However, if an OTC option is sold by a Fund to a primary U.S. government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the price at which the option can be exercised).  The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Generally, the OTC debt and foreign currency options used by the Funds are European style options.  This means that the option is only exercisable immediately prior to its expiration.  This is in contrast to American style options, which are exercisable at any time prior to the expiration date of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  Although a Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.  A Fund may write only covered call options on securities.  A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price, or otherwise covers the transaction by segregating permissible liquid assets.

The relevant Funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the OTC market.  An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option.  Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

Municipal Bond Index and Interest Rate Futures Contracts and Options on Municipal Bond Index and Interest Rate Futures Contracts.  The relevant Funds may invest in municipal bond index futures contracts and interest rate futures contracts and purchase and sell options on these futures contracts that are traded on a domestic exchange or board of trade.  Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation.  Further, such investments will be made only in unusual circumstances, such as when the Investment Adviser anticipates an extreme change in interest rates or market conditions.

An interest rate futures contract provides for the future purchase or sale of specified interest rate sensitive debt securities such as United States Treasury bills, bonds and notes, obligations of the GNMA and bank certificates of deposit.  Although most interest rate futures contracts require the delivery of the underlying securities, some settle in cash.  Each contract designates the price, date, time and place of delivery.  Entering into a futures contract to deliver the index or instrument underlying the contract is referred to as entering into a "short" position in the futures contract, whereas entering into a futures contract to take delivery of the index or instrument is referred to as entering into a "long" position in the futures contract.  A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specific dollar amount times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  No physical delivery of the underlying municipal bonds in the index is made.

The purpose of the acquisition or sale of a municipal bond index futures contract by a Fund, as the holder of long-term municipal securities, is to protect the Fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

Unlike the purchase or sale of a Municipal Obligation, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract.  Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount).  This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied.  Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market.  At any time prior to the expiration of the contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

There are several risks in connection with the use of a municipal bond index or interest rate futures contract as a hedging device.  There can be no assurance that there will be a correlation between movements in the price of the underlying instruments of the municipal bond index and movements in the price of the Municipal Obligations which are the subject of the hedge.  The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the municipal bond index or interest rate futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers.  A decision of whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the Funds intend to purchase or sell municipal bond index and interest rate futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time.  Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.  In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin.  In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.  As described above, however, there is no guarantee that the price of Municipal Obligations will, in fact, correlate with the price movements in the municipal bond index or interest rate futures contract and thus provide an offset to losses on a futures contract.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Obligations held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the Municipal Obligations it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet variation margin requirements.  Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

The ability of a Fund to trade in municipal bond index or interest rate futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Code applicable to regulated investment companies.  See "Dividends, Distributions and Taxes" below.

The relevant Funds may purchase put and call options on municipal bond index or interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions.  The Funds will sell put and call options on interest rate futures contracts only as part of closing sale transactions to terminate its options positions.  There is no guarantee that such closing transactions can be effected.

A put or call on a municipal bond index or interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a short or long position, respectively, in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  The Funds may purchase put and call options on both municipal bond index and interest rate futures contracts.  The Funds will sell options on these futures contracts only as part of closing purchase transactions to terminate its options position, although no assurance can be given that closing transactions can be effected.

A Fund may purchase options when the Investment Adviser believes that interest rates will increase and consequently the value of the Fund's portfolio securities will decrease.  A Fund may enter into futures contracts to buy an index or debt security or may purchase call options when the Investment Adviser anticipates purchasing portfolio securities at a time of declining interest rates.

Options on municipal bond index or interest rate futures contracts, as contrasted with the direct investment in such contracts, gives the purchaser the right, in return for the premium paid, to assume a position in such contracts at a specified exercise price at any time prior to the expiration date of the options.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.  The potential loss related to the purchase of an option is limited to the premium paid for the option (plus transaction costs).  Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

There are several risks relating to options on futures contracts.  The ability to establish and close out positions on such options will be subject to the existence of a liquid market.  In addition, a Fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by the Investment Adviser, which could prove to be inaccurate.  Even if the Investment Adviser's expectations are correct there may be an imperfect correlation between the change in the value of the options and of a Fund's portfolio securities.

The Funds may not enter into futures contracts or purchase options on futures contracts if, immediately thereafter, the sum of the amount of margin deposits on the Funds' existing futures contracts and premiums paid for options would exceed 5% of the value of a Fund's total assets, after taking into account unrealized profits and losses on any existing contracts.

Any income earned by the Funds from transactions in futures contracts and options on futures contracts will be taxable.  Accordingly, it is anticipated that such investments will be made by the Municipal Bond Funds only in certain circumstances, such as when the Investment Adviser believes there is an investment opportunity or anticipates an extreme change in interest rates or market conditions.

Swaps, Interest Rate Locks, Caps, Collars and Floors.  The relevant Funds may enter into swaps for both hedging purposes and to seek to increase total return.

Swap agreements, including interest rate, equity index and currency swaps, caps, collars and floors, may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Swaps involve two parties exchanging a series of cash flows at specified intervals.  In the case of an interest rate swap, the parties exchange interest payments based on an agreed upon principal amount (referred to as the "notional principal amount").  Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A.  Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors.  Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

The Municipal Bond Funds also may enter into interest rate lock transactions.  In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Treasury or municipal bond.  At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index.  A rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Treasury or municipal bond.  At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index.  A rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

A Fund will set aside cash or appropriate liquid assets to cover its current obligations under swap transactions.  If a Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, enters into an interest rate lock agreement, or writes a cap, collar or floor, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

The most important factor in the performance of swap agreements is the change in the specific interest rate, currency or other factor(s) that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

A Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) to present minimal credit risks.  If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  If the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not used.  Moreover, even if the Investment Adviser (or the Sub-Adviser with respect to the portion of the relevant Funds' assets allocated to the U.S. Large Cap Equity Strategy) is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the position being hedged.

A Fund will enter into swap transactions only when the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) believes it would be in the best interests of the Fund's shareholders to do so.  Depending on the circumstances, gains from a swap transaction can be treated either as taxable ordinary income or as short- or long-term capital gains.

Each Fund understands that it is the position of the SEC staff that assets involved in swap transactions are illiquid and, therefore, are subject to the limitations on illiquid investments.

Participatory Notes. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the stocks underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to a Fund's percentage limitation for investments in illiquid securities.

Future Developments.  A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts, swaps and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

Securities Lending.  Each Fund may lend securities from its portfolio to brokers, dealers and other financial organizations needing to borrow securities to complete certain transactions.  In connection with such loans, a Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  Each Fund also has the right to terminate a loan at any time.  A Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon.  Loans of portfolio securities may not exceed 33-1/3% of the value of a Fund's total assets (including the value of all assets received as collateral for the loan). Each Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.  If the collateral consists of a letter of credit or securities, the borrower will pay a Fund a loan premium fee.  If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment.  Each Fund may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the "Lending Agent").  The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities.  Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing.  In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral.  Each Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

Short-Selling.  (BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon U.S. Core Equity 130/30 Fund, International Equity Funds, BNY Mellon Short-Term Government Securities Fund and BNY Mellon Municipal Opportunities Fund only)  In these transactions, a Fund sells securities it does not own in anticipation of a decline in the market value of the security.  Each Fund may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns.  To complete a short-sale transaction, a Fund must borrow the security to make delivery to the buyer.  A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by a Fund, which would result in a loss or gain, respectively.  In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss, especially in an environment where others are taking the same actions.

The portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund.  Normally, BNY Mellon U.S. Core Equity 130/30 Fund will hold short positions equal in value to approximately 30% of its assets; however, BNY Mellon U.S. Core Equity 130/30 Fund's short positions may range in value from approximately 25% to 35% of such underlying fund's assets.  Except through its investment in BNY Mellon U.S. Core Equity 130/30 Fund, a Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.  A Fund also may make short sales "against the box," in which a Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale.

Until a Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Forward Commitment and When-Issued Securities and Delayed Delivery Transactions.  New issues of U.S. Treasury, other government securities and Municipal Obligations are often offered on a forward commitment or when-issued basis.  This means that delivery and payment for the securities normally will take place in the future after the date the buyer commits to purchase them.  The payment obligation and the interest rate that will be received on securities purchased on a forward commitment or when-issued basis are each fixed at the time the buyer enters into the commitment.  Each  Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  Permissible liquid assets having a market value equal to the amount of the above commitments will be segregated on a Fund's records.  For the purpose of determining the adequacy of these securities the segregated securities will be valued at market.  If the market value of such securities declines, additional cash or securities will be segregated on a Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

When payment for forward commitment or when-issued securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of such forward commitment or when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).  The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

To secure advantageous prices or yields, each Fund may purchase or sell securities for delayed delivery.  In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction.  The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date.  The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.  Each Fund will segregate permissible liquid assets in an amount at least equal at all times to the amounts of its delayed delivery commitments.

Municipal Obligations or other securities purchased on a forward commitment, when-issued or delayed-delivery basis and the securities held by a Fund are subject to changes in market value based upon the public's perception of changes in the creditworthiness of the issuer and the level of interest rates.  Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.  Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a forward commitment, when-issued or delayed-delivery basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

Stand-by Commitments.  Each Municipal Bond Fund and Money Market Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio.  Under a stand-by commitment, a Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options.  The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand.  A Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.  A Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors.  Gains realized in connection with stand-by commitments will be taxable.  A Fund (other than a Money Market Fund) also may acquire call options on specific Municipal Obligations.  A Fund generally would purchase these call options to protect a Fund from the issuer of the related Municipal Obligation redeeming, or other holder of the call option from calling away, the Municipal Obligation before maturity.  The sale by a Fund of a call option that it owns on a specific Municipal Obligation could result in its receipt of taxable income.

Special Factors Affecting the Funds

Certain Investments.  From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which an affiliate of The Bank of New York Mellon Corporation ("BNY Mellon"), Dreyfus' parent company, has a lending relationship.

Credit Enhancements.  Certain instruments in which the relevant Funds may invest, including floating rate securities, tender option bonds, custodial receipts, variable amount master demand notes, municipal lease obligations or certificates of participation in municipal lease obligations and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks or insurance companies, whose credit quality ratings are judged by the Investment Adviser to be comparable in quality to the two highest quality ratings of the Rating Agencies.  Changes in the credit quality of banks, broker-dealers and other financial institutions that provide such credit or liquidity enhancements to a Fund's portfolio securities could cause losses to the Fund, affect its liquidity and affect its share price.

Equity Securities.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.  Changes in the value of a Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

The prices of securities of small- and mid-capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

Fixed-Income Securities.  The relevant Funds may invest, to a limited extent, in fixed-income securities, including those rated at the time of purchase below investment grade by Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Investment Adviser (or the Sub-Adviser with respect to the portion of the Fund's assets allocated to the U.S. Large Cap Equity Strategy).  Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer.  Fixed-income securities rated below investment grade by the Rating Agencies may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities.  Once the rating of a portfolio security has been changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.  See "Appendix C" for a summary of the Rating Agencies' ratings.

Foreign Securities.  Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers.  Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage).  A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.  A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income a Fund has available for distribution.  Because a portion of a Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations.  After a Fund has distributed income, subsequent foreign currency losses may result in the Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.  In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends.  Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic markets and foreign custodial costs are higher than domestic custodial costs.  In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers.  Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of foreign securities usually are held outside the United States, by investing in foreign securities a Fund will be subject to additional risks which include: possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.  Foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

The risks associated with investing in foreign securities are often heightened for investments in emerging market countries.  These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.  A Fund's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of a Fund or the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) and its affiliates and clients and other service providers.  A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  These limitations may have a negative impact on a Fund's performance and may adversely affect the liquidity of the Fund's investment to the extent that it invests in certain emerging market countries.  In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar.  Further, certain emerging market countries' currencies may not be internationally traded.  Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar.  If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected.  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rate have had, and may continue to have, negative effects on the economies and securities markets of certain emerging markets countries.

Foreign Government Obligations and Securities of Supranational Entities.  Investing in foreign sovereign debt securities creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located.  The ability and willingness of sovereign obligors or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain emerging market countries in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries also are characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.  The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.  A governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.  Sovereign obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings.  Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payment in accordance with the terms of such Brady Bonds.  Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries.  There is no assurance that these commitments will be undertaken or complied with in the future.

Lower-Rated Bonds.  See "Appendix D" for a general description of the Rating Agencies' ratings of debt obligations.  Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds.  The Funds will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

After being purchased by a Fund, the rating of an obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the obligation may default on its obligations, and neither event will require the sale of such obligation by a Fund.  In addition, BNY Mellon Municipal Opportunities Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade.  You should be aware that the market values of bonds below investment grade tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time.  These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

Because there may be no established retail secondary market for some of these securities, it is possible that such securities could be sold only to a limited number of dealers or institutional investors.  To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities.  The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities.  In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

Lower-rated bonds may be particularly susceptible to economic downturns.  It is likely that any economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.  In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues.  None of the Funds has any arrangement with any person concerning the acquisition of such securities, and the Investment Adviser will review carefully the credit and other characteristics pertinent to such new issues.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds.  Zero coupon, or delayed interest bonds, carry an additional risk in that unlike an investment in bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of the bonds are sold, and if the issuer defaults, the Fund may obtain no return at all on its investment.

Mortgage-Related Securities.  Mortgage-related securities can be complex Derivative Instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities.  Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties.  Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties.  In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features.  Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.

In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support.  Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security.  Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced.  If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.  Certain mortgage-related securities that may be purchased by a Fund, such as inverse floating rate collateral mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage.  As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.  However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.  For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to a Fund.  Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.  During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates.  Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates.  Were the prepayments of a Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

Municipal Obligations.  The relevant Funds may invest more than 25% of the value of their total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects.  As a result, a Fund may be subject to greater risk as compared to a fund that does not follow this practice.

Certain municipal lease obligations in which a Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.  Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult.  In evaluating the credit quality of a municipal lease obligation that is unrated, the Investment Adviser will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property. A Money Market Fund will only purchase municipal lease obligations subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank.

Certain Code provisions relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption.  One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by a Fund and thus reduce available yield.  Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in a Fund.  Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future.  If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by a Fund so as to adversely affect its shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in its structure to shareholders for their consideration.  If legislation were enacted that would treat a type of Municipal Obligation as taxable, a Fund would treat that security as a permissible Taxable Investment within the applicable limits set forth herein.

Pennsylvania Municipal Obligations, Massachusetts Municipal Obligations and New York Municipal Obligations.  An investor in BNY Mellon Pennsylvania Intermediate Municipal Bond Fund should consider carefully the special risks inherent in its investment in Pennsylvania Municipal Obligations, as described in "Appendix A," an investor in BNY Mellon Massachusetts Intermediate Municipal Bond Fund should consider carefully the special risks inherent in its investment in Massachusetts Municipal Obligations, as described in "Appendix B," and an investor in BNY Mellon New York Intermediate Tax-Exempt Bond Fund should consider carefully the special risks inherent in its investment in New York Municipal Obligations, as described in "Appendix C."

Portfolio Maturity and Duration.  (Taxable Bond Funds, other than BNY Mellon Bond Fund, and Municipal Bond Funds only)  Under normal market conditions, the average effective portfolio maturity is generally expected to be between three and ten years, with respect to BNY Mellon Intermediate Bond Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund, and less than three years, with respect to Mellon Short-Term U.S. Government Securities Fund and BNY Mellon National Short-Term Municipal Bond Fund.  BNY Mellon Municipal Opportunities Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration.  The dollar-weighted average maturity of BNY Mellon Municipal Opportunities Fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.  For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date.  The call date of a security will be used to calculate average effective portfolio maturity when the Investment Adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security.  The Investment Adviser may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

Portfolio Securities.  The average distribution of investments in corporate bonds (excluding preferred stock, convertible preferred stock and convertible bonds) by ratings for BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Intermediate U.S. Government Fund for the fiscal year ended August 31, 2011, computed monthly on a dollar-weighted basis, was as follows:

BNY Mellon Bond Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
BB		Bb		BB	___%
Total________					___%[1]

1 The Fund's net cash position on August 31, 2011 was ___%.

BNY Mellon Intermediate Bond Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
BB		Ba		BB	___%
Total________					___%[2]

2 The Fund's net cash position on August 31, 2011 was ___%.

BNY Mellon Intermediate U.S. Government Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
Not Rated		Not Rated		Not Rated	___%3a
Total					___ %3b

3a Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to      securities in the following rating category: AAA/Aaa.

3b The Fund's net cash position on August 31, 2011 was ___%.

The average distribution of investments (at value) in Municipal Obligations or Municipal Securities by ratings for each of the Municipal Bond Funds indicated below and for BNY Mellon National Municipal Money Market Fund for the fiscal year ended August 31, 2011, computed on a monthly basis, was as follows:

BNY Mellon National Intermediate Municipal Bond Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
BB		Ba		BB	___%
F-1		MIG 1, P-1		SP-1, A-1	___%
Not Rated		Not Rated		Not Rated	___%[4]
Total					100.00%

4     Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to securities in the following rating categories:  AAA/Aaa (0.10%), A (0.10%), BBB/Baa (0.10%) and F-1/MIG 1, P-1/SP-1 (0.10%).

BNY Mellon National Short-Term Municipal Bond Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
F-1		MIG 1, P-1		SP-2, A-2	___%
Not Rated		Not Rated		Not Rated	___%[5]
Total					100.0%

_________________________
5     Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to    securities in the following rating categories:  AAA/Aaa (0.10%) and BBB/Baa (0.10%).

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
F-1		MIG 1, P-1		SP-1, A-1	___%
Not Rated		Not Rated		Not Rated	___%[6]
Total					100.0%

_________________________
6     Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to    securities in the following rating category: AAA/Aaa (2.10%).

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
BB		Ba		BB	___%
F-1		MIG 1, P-1		SP-1, A-1	___%
F-2		MIG 2, P-2		SP-2, A-2	___%
Not Rated		Not Rated		Not Rated	___%[7]
Total					100.0%

_________________________
7     Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to    securities in the following rating category: AAA/Aaa (0.50%).

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
F-1		MIG 1, P-1		SP-1, A-1	___%
Not Rated		Not Rated		Not Rated	___%[8]
Total					100.0%

_________________________
8     Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to    securities in the following rating category: AA/Aa (0.20%).

BNY Mellon Municipal Opportunities Fund

Fitch	or	Moody's	or	S&P	Percentage
AAA		Aaa		AAA	___%
AA		Aa		AA	___%
A		A		A	___%
BBB		Baa		BBB	___%
B		B		B	___%
F-1		MIG 1, P-1		AP-1, A-1	___%
Not Rated		Not Rated		Not Rated	___%[9]
Total					100.0%

_________________________
9     Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to    securities in the following rating categories: BBB/Baa (0.10%) and F-1/MIG 1, P-1 (0.50%).

BNY Mellon National Municipal Money Market Fund

Fitch	or	Moody's	or	S&P	Percentage
F-1+/F-1		P-1		A-1+/A-1	___%
F-2+/F-2 AAA/AA		P-2 Aaa/Aa		A-2+/A-2 AAA/AA	___% ___%
Total					100.0%

The actual distribution of a Fund's investment in such securities by ratings on any given date will vary.  In addition, the distribution of a Fund's investments by rating as set forth above should not be considered as representative of that Fund's future portfolio composition.

Ratings as Investment Criteria.  The ratings of the Rating Agencies and other nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of obligations that they rate.  It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality.  These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but a Fund will also rely upon the independent advice of the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) to evaluate potential investments.  Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends.  Further information concerning the ratings of the Rating Agencies and their significance is contained in "Appendix D" to this SAI.

After being purchased by a Fund (other than a Money Market Fund), the rating of an obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the obligation may default on its obligations.  Although neither event will require the sale of such obligation by a Fund, the Investment Adviser (or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy) will consider such event in determining whether the Fund should continue to hold the obligation.  In addition, if a Rating Agency changes its rating system, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.  For a discussion of special risks that are associated with bonds not rated investment grade, see "Lower Rated Bonds."

If, subsequent to being purchased by a Money Market Fund, (a) an issue of rated Municipal Obligations or Municipal Securities ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one rating organization), or the Board determines that it is no longer of comparable quality; or (b) the Investment Adviser becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Trust's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders, provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Investment Adviser becoming aware of the new rating and the Trust's Board is subsequently notified of the Investment Adviser's action.

Master/Feeder Option

The Trust may in the future seek to achieve a Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund.  Shareholders of a Fund will be given at least 30 days' prior notice of any such investment.  Such investment would be made only if the Trust's Board determines it to be in the best interest of a Fund and its shareholders.  In making that determination, the Trust's Board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency.  Although the Funds believe that the Trust's Board will not approve an arrangement that is likely to result in higher costs, no assurance is given that risks will be materially reduced if this option is implemented.

Investment Restrictions

Fundamental.  The policy of each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations (or other instruments with similar economic characteristics), of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Pennsylvania Municipal Obligations (or other instruments with similar economic characteristics), of BNY Mellon Massachusetts Intermediate Municipal Bond Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Massachusetts Municipal Obligations (or other instruments with similar economic characteristics), of BNY Mellon New York Intermediate Tax-Exempt Bond Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in New York Municipal Obligations (or other instruments with similar economic characteristics) and of BNY Mellon National Municipal Money Market Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Securities (or other instruments with similar economic characteristics) is a fundamental policy of each of the respective Funds (as to each Municipal Bond Fund and BNY Mellon National Municipal Money Market Fund, the "Fundamental Policy").  In addition, the following limitations have been adopted by each Fund.  Each Fund may not change any of these fundamental investment limitations, and each Municipal Bond Fund and BNY Mellon National Municipal Money Market Fund may not change its Fundamental Policy, without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less.  Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, each Fund may not:

1.      Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.  (For purposes of this limitation, U.S. government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)  This fundamental Investment Restriction No. 1 does not apply to BNY Mellon Money Market Fund.

2.      Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares.  The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

3.      Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans.  For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.  Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board.

4.      Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

5.      Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

6.      Purchase or sell commodities, except that the Fund may enter into options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

7.      Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.  This fundamental Investment Restriction No. 7 does not apply to BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund.

The following fundamental Investment Restriction No. 8 applies only to BNY Mellon Money Market Fund:

8.      Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  Notwithstanding the foregoing, for temporary defensive purposes, the Fund may invest less than 25% of its assets in bank obligations.

Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment company with substantially the same investment objective, policies, and limitations as the Fund.

Non-fundamental.  With respect to each of the Domestic Equity Funds, BNY Mellon Emerging Markets Fund and each of the Taxable Bond Funds, the relevant Fund's policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, as described in the Class M and Investor Class Prospectus and the Dreyfus Premier Class Prospectus for the relevant Fund (or in other investments with similar economic characteristics as applicable to the relevant Fund) is a non-fundamental policy of such Fund, which may be changed without shareholder approval.  However, a Fund will provide its shareholders with at least 60 days' notice of any change in its policy to so invest 80% of its net assets.  Each Fund's investment objective also is a non-fundamental policy, which may be changed without shareholder approval.  Each Fund, except BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Asset Allocation Fund, also has adopted a policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Each Fund has adopted the following additional non-fundamental investment restrictions.  These non-fundamental restrictions also may be changed without shareholder approval, in compliance with applicable law and regulatory policy.  Each Fund may not:

1.      Invest more than 15%, and each Money Market Fund will not invest more than 10%, of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable.  For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, securities which may be resold under Rule 144A under the Act and municipal lease obligations and participations therein, provided that the Board, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.  This non-fundamental Investment Restriction No. 1 does not apply to the Money Market Funds.

2.      Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

3.      Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.  This non-fundamental Investment Restriction No. 3 does not apply to BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Small/Mid Cap Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Short-Term U.S. Government Securities Fund and BNY Mellon Municipal Opportunities Fund.

4.      Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

5.      Purchase any security while borrowings representing more than 5% of such Fund's total assets are outstanding.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.  With respect to fundamental Investment Restriction No. 2 for each Fund, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings within three business days at least to the extent of such excess.

If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

MANAGEMENT OF THE TRUST AND FUNDS

Board of the Trust

Board's Oversight Role in Management.  The Board's role in management of the Trust is oversight.  As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Investment Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk).  As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, regularly interacts with and receives reports from senior personnel of the Investment Adviser and BNY Mellon Wealth Management and other service providers, the Trust's and the Investment Adviser's Chief Compliance Officer and portfolio management personnel.  The Board's audit committee (which consists of all Board members who are not "interested persons" of the Trust, as defined in the 1940 Act, and as such are not affiliated with the Investment Adviser ("Independent Board members")) meets during its scheduled meetings, and between meetings the audit committee chair maintains contact, with the Trust's independent registered public accounting firm and the Trust's Chief Financial Officer.  The Board also receives periodic presentations from senior personnel of the Investment Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending.  The Board also receives reports from counsel to the Trust or counsel to the Investment Adviser and the Board's own independent legal counsel regarding regulatory compliance and governance matters.  The Board has adopted policies and procedures designed to address certain risks to the Funds.  In addition, the Investment Adviser and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.  However, it is not possible to eliminate all of the risks applicable to the Funds, and the Board's risk management oversight is subject to inherent limitations.

Board Composition and Leadership Structure.  The 1940 Act requires that at least 40% of the Trust's Board members be Independent Board members.  To rely on certain exemptive rules under the 1940 Act, a majority of the Trust's Board members must be Independent Board members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board members.  Currently, eight of the Trust's nine Board members are Independent Board members.  The Chairman of the Board, Patrick J. O'Connor, is an interested person of the Trust solely as a consequence of his affiliation with Cozen O'Connor, P.C., which has represented BNY Mellon and its affiliates in certain matters.  Mr. O'Connor is not affiliated with BNY Mellon, Dreyfus or their affiliates.  The Trust's eight Independent Board members interact directly with the Chairman and other senior management of the Investment Adviser and BNY Mellon Wealth Management at scheduled meetings and between meetings as appropriate.  Independent Board members have been designated to chair the audit, nominating and compensation committees, and from time to time one or more Independent Board members may be designated, formally or informally, to take the lead in addressing with management or its independent legal counsel matters or issues of concern to the Board.  As a result, the Board has determined that its leadership structure, in which no individual Independent Board member has been designated to lead all the Independent Board members, is appropriate in light of the Board's size and the cooperative working relationship among the Independent Board members.  The Board has determined that its leadership structure is appropriate in light of the services that the Investment Adviser and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships.

Information About Each Board Member's Experience, Qualifications, Attributes or Skills.  Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, are shown below.

Name (Age) Position with Trust (Since)	Principal Occupation During Past 5 Years	Other Public Company Board Memberships During Past 5 Years
Patrick J. O'Connor [1] (68) Chairman of the Board (2000)	Attorney, Cozen O'Connor, P.C. since 1973, including Vice Chairman since 1980 and Chief Executive Officer and President from 2002 to 2007	N/A

John R. Alchin (63) Trustee (2008)	Retired since 2007 Executive of Comcast Corporation, a cable services provider, from 1990 to 2007, including Executive Vice-President, Co-Chief Financial Officer and Treasurer, from 2002 to 2007	Polo Ralph Lauren Corporation, a retail clothing and home furnishings company, Director (2007 - present)

Ronald R. Davenport (75) Trustee (2000)	Chairman of Sheridan Broadcasting Corporation since July 1972	N/A

Jack Diederich (74) Trustee (2000)	Chairman of Digital Site Systems, Inc., a privately held software company providing internet service to the construction materials industry, since July 1998	N/A

Kim D. Kelly (54) Trustee (2008)

Consultant since 2005

President, Chief Executive Officer and a Director of Arroyo Video Solutions, Inc., a video-on-demand technology company, from 2004 to 2005

Executive of Insight Communications Company, Inc., a cable services provider, from 1990 to 2003, including President from 2002 to 2003, Chief Operating Officer from 1998 to 2002 and Chief Financial Officer from 1990 to 2002

MCG Capital Corp., Director (2005 - present)

Kevin C. Phelan (67) Trustee (2000)	Mortgage Banker, Colliers Meredith & Grew, Inc. since March 1978, including President since 2007 and Executive Vice President and Director from March 1998 to September 2007	Boston Capital Real Estate Investment Trust, Director (2005 - 2008)

Patrick J. Purcell (64) Trustee (2000)

Owner, President and Publisher of the Boston Herald since February 1994

President and Founder, jobfind.com, an employment search site on the world wide web, since July 1996

President and Chief Executive Officer, Herald Media since 2001

N/A

Thomas F. Ryan, Jr. (70) Trustee (2000)	Retired since April 1999 President and Chief Operating Officer of the American Stock Exchange from October 1995 to April 1999	RepliGen Corporation, a biopharmaceutical company, Director (2002 - present)

Maureen M. Young (66) Trustee (2000)	Director of the Office of Government Relations at Carnegie Mellon University from January 2000 to December 2007	N/A

[1]       Mr. O'Connor is considered an "interested person" of the Trust because the law firm of which he is a member, Cozen O'Connor, P.C., has represented BNY Mellon and its affiliates in certain matters.

Additional information about each Board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Board member possesses which the Board believes has prepared them to be effective Board members.  The Board believes that the significance of each Board member's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single Board member, or particular factor, being indicative of board effectiveness.  However, the Board believes that Board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard.  Experience relevant to having this ability may be achieved through a Board member's educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.  The charter for the Board's nominating committee contains certain other factors considered by the committee in identifying and evaluating potential Board member nominees.  To assist them in evaluating matters under federal and state law, the Board members are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Investment Adviser, and also may benefit from information provided by the Trust's or the Investment Adviser's counsel; both Board and Trust counsel have significant experience advising fund board members and funds.  The Board and its committees have the ability to engage other experts as appropriate.  The Board evaluates its performance on an annual basis.

•         Patrick J. O'Connor – Mr. O'Connor is Vice Chairman of the law firm Cozen O'Connor, P.C., where his practice involves litigation arising out of contracts, banking matters, estates, professional liability, healthcare and aviation-related claims.  Mr. O'Connor has served as a fellow or board member of a number of legal, professional, civic and educational organizations.  In addition, Mr. O'Connor is Chairman of Franklin Security Bank, a member of the Board of Directors of Crowley Chemical Company, Inc., and Chairman of the Board of Trustees of Temple University.

•         John R. Alchin – From 1990 to 2007, Mr. Alchin served in various roles, including Executive Vice President, Co-Chief Financial Officer and Treasurer, as an executive of the Comcast Corporation.  Prior to joining Comcast in 1990, Mr. Alchin was a Managing Director of Toronto Dominion Bank from May 1980 to January 1990.  Mr. Alchin is a member of the Board of Directors of Big Brothers Big Sisters of Southeastern Pennsylvania, an Advisory Board Member of MANNA (Metropolitan AIDS Neighborhood Nutrition Alliance), and a Trustee of the Philadelphia Museum of Art and Chairman of the Museum's Finance Committee.

•         Ronald R. Davenport – Mr. Davenport is Chairman, and one of the original founders, of Sheridan Broadcasting Corporation, and Co-Chairman of American Urban Radio Networks.  Mr. Davenport was Dean of the Duquesne University School of Law from 1970 to 1982, and served as a member of the President's Commission on White House Fellowships and on the National Board of the United States Chamber of Commerce.  Mr. Davenport was a Director of Blaylock & Partners, L.P., an investment banking firm, from 2005 to 2006.  He is a former member of the National Urban League Board of Directors and former President of the Urban League of Pittsburgh.

•         Jack Diederich – Prior to joining Digital Site Systems, Inc., Mr. Diederich served as Executive Vice President—Chairman's Counsel of Aluminum Company of America (Alcoa) from August 1991 to January 1997.  Mr. Diederich serves on the Boards of Directors of Continental Mills, Inc. and Pittsburgh Parks Conservancy.

•         Kim D. Kelly – Ms. Kelly currently serves as a consultant, primarily to private equity firms, in the media and restructuring fields.  Most recently, from December 2008 to June 2010, Ms. Kelly served as Chief Restructuring Officer of Equity Media Holdings Corporation, an owner of broadcast stations.  Previously, Ms. Kelly held executive positions with a number of large media companies, such as Arroyo Video Solutions, Inc., where she also served on the Board of Directors, Insight Communications Company, Inc. and Insight Midwest, L.P.

•         Kevin C. Phelan – Mr. Phelan is President of Colliers Meredith & Grew, Inc., a commercial real estate firm.  Mr. Phelan joined Colliers Meredith & Grew, Inc. in 1978 and founded its Capital Markets group, which represents insurance companies and conduits, and maintains a servicing portfolio valued at $1 billion.  In addition, Mr. Phelan has served on correspondent advisory councils for both AEGON U.S.A. Realty Advisors, Inc. and Nationwide Life Insurance Company, as well as numerous non-profit boards and committees.

•         Patrick J. Purcell – Mr. Purcell has more than 40 years experience in the publishing industry.  From 1970 to 1980, Mr. Purcell worked for the New York Daily News, and in 1980 he joined News Corporation, where he served in numerous capacities, including Associate Publisher of the Village Voice, Vice President of Advertising Sales for the New York Post, President of News America/Newspapers, President and Chief Executive Officer of News America Publishing, Inc., Publisher of the New York Post and President and Publisher of the Boston Herald.  In 1993, Mr. Purcell purchased the Boston Herald from News Corporation.  Mr. Purcell also is the Executive Chairman of Ottaway Newspapers, Inc.  In addition, Mr. Purcell serves on the Boards of Directors of a number of non-profit organizations.

•         Thomas F. Ryan, Jr. – Mr. Ryan is the former President and Chief Operating Officer of the American Stock Exchange (now known as the NYSE Amex Equities), from which he retired in 1999.  Prior to that, Mr. Ryan held a variety of positions at the investment banking firm of Kidder, Peabody & Co., Inc., including serving as its Chairman in 1995.  In addition, Mr. Ryan served as a member of the New York Stock Exchange (NYSE) Market Performance Committee and Chairman of the Traders Advisory Committee to the Chairman of NYSE.

•         Maureen M. Young – Ms. Young served as the Director of the Office of Government Relations at Carnegie Mellon University from January 2000 to December 2007.  Ms. Young also served as a member of the Board of Directors of Maglev, Inc., a company seeking a partnership between industry and government in Pennsylvania to create a magnetically levitated high-speed transportation system, from January 2001 to January 2008.  Ms. Young serves on the Boards of Directors of a number of non-profit organizations.

Additional Information About the Board and its Committees.  Board members are elected to serve for an indefinite term.  The Trust has standing audit, nominating and compensation committees, each comprised the Independent Board members.  The function of the audit committee is (i) to oversee the Trust's accounting and financial reporting processes and the audit of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Trust's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance.  The Trust's nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders.  In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their respective shareholders.  The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Nominating Committee Charter.  The function of the compensation committee is to establish the appropriate compensation for serving on the Board.  The Trust also has, with respect to each Fund, except the Money Market Funds, a standing pricing committee comprised of any one Board member and, with respect to the Money Market Funds, a standing evaluation committee comprised of any one Board member.  The function of the pricing committee is to assist in valuing the investments of each Fund, except the Money Market Funds, and the function of the evaluation committee is to assist in valuing the investments of the Money Market Funds.  The Trust's audit committee met two times during the fiscal year ended August 31, 2011.  The evaluation, compensation, nominating and pricing committees did not meet during the last fiscal year.

The table below indicates the dollar range of each Trustee's ownership of Fund shares as of December 31, 2010.

Name of Board Member	BNY Mellon Large Cap Stock Fund	BNY Mellon Large Cap Market Opportunities Fund	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund
John R. Alchin	None	None	None	None
Ronald R. Davenport	None	None	None	None
John L. Diederich	None	None	None	None
Kim D. Kelly	None	None	None	Over $100,000
Patrick J. O'Connor	None	None	None	None
Patrick J. Purcell	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Kevin C. Phelan	Over $100,000	None	$50,001-$100,000	None
Thomas F. Ryan, Jr.	None	Over $100,000	None	None
Maureen M. Young	None	None	None	None

Name of Board Member	BNY Mellon Mid Cap Stock Fund	BNY Mellon Small Cap Stock Fund	BNY Focused Equity Opportunities Fund	BNY Mellon Small/Mid Cap Fund
John R. Alchin	None	None	None	None
Ronald R. Davenport	None	None	None	$50,001-$100,000
John L. Diederich	None	None	None	None
Kim D. Kelly	None	None	None	None
Patrick J. O'Connor	None	None	None	None
Patrick J. Purcell	None	None	None	$10,001-$50,000
Kevin C. Phelan	None	None	None	$10,001-$50,000
Thomas F. Ryan, Jr.	None	None	None	None
Maureen M. Young	None	None	None	None

Name of Board Member	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon International Appreciation Fund	BNY Mellon Bond Fund
John R. Alchin	None	None	None	$50,001-$100,000
Ronald R. Davenport	None	None	$10,001-$50,000	None
John L. Diederich	None	None	None	None
Kim D. Kelly	Over $100,000	None	None	None
Patrick J. O'Connor	None	None	None	None
Patrick J. Purcell	$50,001-$100,000	None	None	None
Kevin C. Phelan	$50,001-$100,000	None	$50,001-$100,000	None
Thomas F. Ryan, Jr.	None	None	None	None
Maureen M. Young	None	None	None	None

Name of Board Member	BNY Mellon Intermediate Bond Fund	BNY Mellon Intermediate U.S. Government Fund	BNY Mellon Short-Term U.S. Government Securities Fund	BNY Mellon National Intermediate Municipal Bond Fund
John R. Alchin	None	None	Over $100,000	None
Ronald R. Davenport	None	$10,001-$50,000	None	None
John L. Diederich	None	None	None	None
Kim D. Kelly	None	None	None	None
Patrick J. O'Connor	None	None	None	None
Patrick J. Purcell	None	None	None	None
Kevin C. Phelan	None	None	None	None
Thomas F. Ryan, Jr.	None	None	None	None
Maureen M. Young	None	None	None	None

Name of Board Member	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
John R. Alchin	Under $10,000	None	None	Over $100,000
Ronald R. Davenport	None	None	None	None
John L. Diederich	Over $100,000	None	None	None
Kim D. Kelly	None	None	None	None
Patrick J. O'Connor	$50,001-$100,000	None	None	None
Patrick J. Purcell	None	None	None	None
Kevin C. Phelan	None	None	None	None
Thomas F. Ryan, Jr.	None	None	None	None
Maureen M. Young	None	None	None	None

Name of Board Member	BNY Mellon Municipal Opportunities Fund	BNY Mellon U.S. Core Equity 130/30 Fund	BNY Mellon Asset Allocation Fund	BNY Mellon Money Market Fund
John R. Alchin	None	None	None	Over $100,000
Ronald R. Davenport	None	None	None	Over $100,000
John L. Diederich	None	None	None	Over $100,000
Kim D. Kelly	None	None	None	Over $100,000
Patrick J. O'Connor	None	None	Over $100,000	Over $100,000
Patrick J. Purcell	None	None	None	Over $100,000
Kevin C. Phelan	None	None	None	Over $100,000
Thomas F. Ryan, Jr.	None	None	None	Over $100,000
Maureen M. Young	None	None	None	None

Name of Board Member	BNY Mellon National Municipal Money Market Fund	Aggregate Holdings of Funds in the BNY Mellon Funds
John R. Alchin	None	Over $100,000
Ronald R. Davenport	None	Over $100,000
John L. Diederich	None	Over $100,000
Kim D. Kelly	None	Over $100,000
Patrick J. O'Connor	None	Over $100,000
Patrick J. Purcell	None	Over $100,000
Kevin C. Phelan	None	Over $100,000
Thomas F. Ryan, Jr.	None	Over $100,000
Maureen M. Young	None	None

As of December 31, 2010, none of the Independent Board members or their immediate family members owned securities of Dreyfus, Walter Scott, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, Walter Scott or the Distributor.

Currently, the Trust pays its Board members an annual retainer of $68,000 and a fee of $7,500 per meeting attended and $500 per telephone meeting participated in and reimburses them for their expenses.  The Chairman of the Board receives an additional annual retainer of $15,000 and the Chairman of the Trust's Audit Committee receives an additional annual retainer of $10,000.  The aggregate amount of compensation paid to each Board member by the Trust for the fiscal year ended August 31, 2011 for all Funds comprising the Trust was as follows:

Name of Trustee	Aggregate Compensation From the Trust#
John R. Alchin	$
Ronald R. Davenport	$
John L. Diederich	$
Kim D. Kelly	$
Patrick J. O'Connor	$
Kevin C. Phelan	$
Patrick J. Purcell	$
Thomas F. Ryan Jr.	$
Maureen M. Young	$

_________________________

#  Amount does not include expenses reimbursed by the Trust to Board members for attending Board meetings, which in the aggregate amounted to $_____ for the Trust.

Officers of the Trust

David k. mossman, President since November 2011.  As Director of Investment Administration for BNY Mellon Wealth Management's Investments Group (the "Investments Group") since January 2006, Mr. Mossman's responsibilities include oversight of securities trading and portfolio management systems administration and mutual fund product management.  He also serves as chief administrative officer of the Investments Group.  He is 58 years old and has served in various capacities with BNY Mellon since 1980, including positions in the management of investment, mutual fund and brokerage businesses that encompassed financial, systems, product management, internal distribution and marketing responsibilities.

JAMES WINDELS, Treasurer since November 2001.  Director-Mutual Fund Accounting of Dreyfus, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 53 years old and has been an employee of Dreyfus since April 1985.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.  Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  She is 38 years old and has been an employee of Dreyfus since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon and Secretary of Dreyfus, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 45 years old and has been an employee of Dreyfus since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  She is 56 years old and has been an employee of Dreyfus since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 50 years old and has been an employee of Dreyfus since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  She is 37 years old and has been an employee of Dreyfus since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.  Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  She is 49 years old and has been an employee of Dreyfus since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 48 years old and has been an employee of Dreyfus since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  She is 41 years old and has been an employee of Dreyfus since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 59 years old and has been an employee of Dreyfus since May 1986.

Jeff Prusnofsky, vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He was previously Secretary of the Trust.  He is 46 years old and has been an employee of Dreyfus since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008.  Senior Accounting Manager – Money Market and Municipal Bond Funds of Dreyfus, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 52 years old and has been an employee of Dreyfus since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.  Tax Manager - Investment Accounting and Support Department of Dreyfus, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 43 years old and has been an employee of Dreyfus since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.  Senior Accounting Manager –Fixed Income Funds of Dreyfus, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 47 years old and has been an employee of Dreyfus since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.  Senior Accounting Manager –Equity Funds of Dreyfus, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 44 years old and has been an employee of Dreyfus since June 1989.

ROBERT J. SVAGNA, Assistant Treasurer since December 2002.  Senior Accounting Manager –Equity Funds of Dreyfus, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus.  He is 44 years old and has been an employee of Dreyfus since November 1990.

MATTHEW CONNOLLY, Anti-Money Laundering Compliance Officer since _____ 2011.  Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by Dreyfus.  He is __ years old and has been an employee of the Distributor since September 2011.  Previously, he was employed as ______

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.  Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios).  From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.  In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.  He is 54 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

The address of each Trustee and officer of the Trust is 200 Park Avenue, New York, New York 10166.

The Trust's Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on December __, 2011.  See "Information About the Trust and Funds" for a list of shareholders known by the Trust to own of record 5% or more of a Fund's outstanding voting securities as of December __, 2011.

MANAGEMENT ARRANGEMENTS

Investment Adviser.  BNY Mellon Fund Advisers is a division of Dreyfus, a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets.  BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, offering investment management and investment services through a worldwide client-focused team.

Pursuant to an Investment Advisory Agreement with the Trust (the "Investment Advisory Agreement"), the Investment Adviser provides investment management services to each Fund, including the day-to-day management of the Fund's investments.  The Investment Advisory Agreement will continue from year to year as to each Fund, and is subject to annual approval by (i) the Trust's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval.  The Trust may terminate the Investment Advisory Agreement with respect to each Fund upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to the Investment Adviser.  The Investment Adviser may terminate the Investment Advisory Agreement upon 60 days' written notice to the Trust.  The Investment Advisory Agreement will terminate immediately and automatically upon its assignment.

The following persons are officers and/or directors of Dreyfus:  Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Jeffrey D. Landau, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Gary E. Abbs, Vice President-Tax; Jill Gill, Vice President-Human Resources; Joanne S. Huber, Vice President-Tax; Anthony Mayo, Vice President-Information Systems; Kathleen Geis, Vice President; John E. Lane, Vice President; Dean M. Steigauf, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Robert G. Capone, Mitchell E. Harris, Cyrus Taraporevala and Scott E. Wennerholm, directors.

The Investment Adviser may pay the Distributor for shareholder services from the Investment Adviser's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents") in respect of these services.  The Investment Adviser may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Each of the Funds has agreed to pay the Investment Adviser an investment advisory fee at the annual rate set forth in the table below.

Funds	Investment advisory fee (as a percentage of average daily net assets)
BNY Mellon Large Cap Stock Fund	0.65%
BNY Mellon Large Cap Market Opportunities Fund	*
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	*
BNY Mellon Income Stock Fund	0.65%
BNY Mellon Mid Cap Stock Fund	0.75%
BNY Mellon Small Cap Stock Fund	0.85%
BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	0.80% 0.70% 0.75%
BNY Mellon International Fund	0.85%
BNY Mellon Emerging Markets Fund	1.15%
BNY Mellon International Appreciation Fund	0.50%
BNY Mellon Bond Fund	0.40%
BNY Mellon Intermediate Bond Fund	0.40%
BNY Mellon Intermediate U.S. Government Fund	0.50%
BNY Mellon Short-Term U.S. Government Securities Fund	0.35%
BNY Mellon National Intermediate Municipal Bond Fund	0.35%
BNY Mellon National Short-Term Municipal Bond Fund	0.35%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	0.50%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.35%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	0.50%
BNY Mellon Municipal Opportunities Fund	0.50%
BNY Mellon Asset Allocation Fund	**
BNY Mellon Money Market Fund	0.15%
BNY Mellon National Municipal Money Market Fund	0.15%

_______________

*  BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund have each agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of the Fund's average daily net assets allocated to direct investments in securities, and 0.15% applied to that portion of the Fund's average daily net assets allocated to any underlying funds.

**            BNY Mellon Asset Allocation Fund has agreed to pay an investment advisory fee at the annual rate of 0.65% applied to that portion of the Fund's average daily net assets allocated to direct investments in equity securities, 0.40% applied to that portion of the Fund's average daily net assets allocated to direct investments in debt securities and 0.15% applied to that portion of the Fund's average daily net assets allocated to investments in money market instruments and the underlying funds that it invests in.  Effective September 15, 2011, the Fund also agreed to pay an investment advisory fee at the annual rate of 0.15% applied to that portion of the Fund's average daily net assets allocated to investments in the Dreyfus Family of Funds and unaffiliated funds.

For the fiscal years ended August 31, 2009, 2010 and 2011 (except as indicated), the investment advisory fees payable by each Fund to the Investment Adviser, the amounts waived by the Investment Adviser and the net investment advisory fees paid by the Funds were as follows:

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	Investment Advisory Fees Payable
Funds	2009	2010	2011

BNY Mellon Large Cap Stock Fund	$8,132,748	$9,193,411	$
BNY Mellon Large Cap Market Opportunities Fund	-	$ 1,273[3]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	-	$ 2,572[3]	$
BNY Mellon Income Stock Fund	$ 817,323	$ 739,274	$
BNY Mellon Mid Cap Stock Fund	$7,430,187	$9,702,660	$
BNY Mellon Small Cap Stock Fund	$4,708,933	$4,736,575	$
BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	$ 720,696 - -	$1,142,688 $ 764,980[4] $831,283[4]	$
BNY Mellon International Fund	$9,807,053	$9,937,216	$
BNY Mellon Emerging Markets Fund	$8,283,055	$18,038,975	$
BNY Mellon International Appreciation Fund	$ 774,749[1]	$1,242,108	$
BNY Mellon Bond Fund	$5,212,662	$5,685,901	$
BNY Mellon Intermediate Bond Fund	$3,123,666	$3,704,487	$
BNY Mellon Intermediate U.S. Government Fund	$ 295,695[1]	$ 319,488	$
BNY Mellon Short-Term U.S. Government Securities Fund	$ 531,489	$ 874,508	$
BNY Mellon National Intermediate Municipal Bond Fund	$4,380,004	$5,434,044	$
BNY Mellon National Short-Term Municipal Bond Fund	$ 951,859	$3,094,067	$
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	$2,553,937	$2,565,074	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$1,303,939	$1,421,688	$
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	$ 501,172[1]	$962,494	$
BNY Mellon Municipal Opportunities Fund	$ 359,924[2]	$928,002	$
BNY Mellon Asset Allocation Fund	$1,149,379	$1,427,805	$
BNY Mellon Money Market Fund	$2,494,836	$2,166,666	$
BNY Mellon National Municipal Money Market Fund	$3,182,426	$2,435,297	$

________________________

1 From January 1, 2009 through August 31, 2009.  The Fund changed its fiscal year end to August 31 from December 31.

2 From October 15, 2008 (commencement of operations) through August 31, 2009.

3 From July 30, 2010 (commencement of operations) through August 31, 2010.

4 From September 30, 2009 (commencement of operations) through August 31, 2010.

Reduction In Investment Advisory Fees
Funds	2009	2010	2011

BNY Mellon Large Cap Stock Fund	$ - 0 -	$ -0-	$
BNY Mellon Large Cap Market Opportunities Fund	-	$1,273[3]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	-	$2,572[3]	$
BNY Mellon Income Stock Fund	$ - 0 -	$ -0-	$
BNY Mellon Mid Cap Stock Fund	$ - 0 -	$ -0-	$
BNY Mellon Small Cap Stock Fund	$209,587	$110,307	$
BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	$ - 0 - - -	$ -0- $93,564[4] $161,535[4]	$
BNY Mellon International Fund	$1,291,783	$ -0-	$
BNY Mellon Emerging Markets Fund	$ - 0 -	$ -0-	$
BNY Mellon International Appreciation Fund	$55,271[1]	$52,217	$
BNY Mellon Bond Fund	$ - 0 -	$ -0-	$
BNY Mellon Intermediate Bond Fund	$ - 0 -	$ -0-	$
BNY Mellon Intermediate U.S. Government Fund	$73,001[1]	$57,783	$
BNY Mellon Short-Term U.S. Government Securities Fund	$ - 0 -	$ -0-	$
BNY Mellon National Intermediate Municipal Bond Fund	$ - 0 -	$ -0-	$
BNY Mellon National Short-Term Municipal Bond Fund	$ - 0 -	$ -0-	$
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	$ - 0 -	$ -0-	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$ - 0 -	$ -0-	$
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	$125,318[1]	$240,614-	$
BNY Mellon Municipal Opportunities Fund	$ 82,769[2]	$ 1,423	$
BNY Mellon Asset Allocation Fund	$ - 0 -	$ -0-	$
BNY Mellon Money Market Fund	$ - 0 -	$ -0-	$
BNY Mellon National Municipal Money Market Fund ___________________	$ - 0 -	$ -0-	$

1 From January 1, 2009 through August 31, 2009.  The Fund changed its fiscal year end to August 31 from December 31.

2 From October 15, 2008 (commencement of operations) through August 31, 2009.

3 From July 30, 2010 (commencement of operations) through August 31, 2010.

4 From September 30, 2009 (commencement of operations) through August 31, 2010.

	Net Investment Advisory Fees Paid
Funds	2009	2010	2011

BNY Mellon Large Cap Stock Fund	$8,132,748	$9,193,411	$
BNY Mellon Large Cap Market Opportunities Fund	-	$ -0-[3]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	-	$ -0-[3]	$
BNY Mellon Income Stock Fund	$ 817,323	$ 739,274	$
BNY Mellon Mid Cap Stock Fund	$7,430,187	$9,702,660	$
BNY Mellon Small Cap Stock Fund	$4,499,346	$4,626,268	$
BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	$ 720,696 - -	$1, 142,688 $671,416[4] $669,748[4]	$
BNY Mellon International Fund	$8,515,270	$9,937,216	$
BNY Mellon Emerging Markets Fund	$8,283,055	$18,038,975	$
BNY Mellon International Appreciation Fund	$ 719,478[1]	$1,189,891	$
BNY Mellon Bond Fund	$5,212,662	$5,685,901	$
BNY Mellon Intermediate Bond Fund	$3,123,666	$3,704,487	$
BNY Mellon Intermediate U.S. Government Fund	$ 222,694[1]	$261,705	$
BNY Mellon Short-Term U.S. Government Securities Fund	$ 531,489	$874,508	$
BNY Mellon National Intermediate Municipal Bond Fund	$4,380,004	$5,434,044	$
BNY Mellon National Short-Term Municipal Bond Fund	$ 951,859	$3,094,067	$
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	$2,553,937	$2,565,074	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$1,303,939	$1,421,688	$
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	$ 375,854[1]	$721,880	$
BNY Mellon Municipal Opportunities Fund	$ 277,155[2]	$926,579	$
BNY Mellon Asset Allocation Fund	$1,149,379	$1,427,805	$
BNY Mellon Money Market Fund	$2,494,836	$2,166,666	$
BNY Mellon National Municipal Money Market Fund ___________________	$3,182,426	$2,435,297	$

1 From January 1, 2009 through August 31, 2009.  The Fund changed its fiscal year end to August 31 from December 31.

2 From October 15, 2008 (commencement of operations) through August 31, 2009.

3 From July 30, 2010 (commencement of operations) through August 31, 2010.

4 From September 30, 2009 (commencement of operations) through August 31, 2010.

The aggregate of the fees paid to the Investment Adviser for each Fund is not subject to reduction as the value of the Fund's net assets increases.

Sub-Investment Adviser.  The Sub-Adviser provides investment advisory assistance and day-to-day management of the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between the Investment Adviser and the Sub-Adviser.  As to each Fund, the Sub-Advisory Agreement is subject to annual approval by (i) the Trust's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Independent Board members, by vote cast in person at a meeting called for the purpose of voting on such approval.  As to each Fund, the Sub-Advisory Agreement is terminable without penalty (i) by the Investment Adviser on 60 days' notice, (ii) by the Trust's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) by the Sub-Adviser on not less than 90 days' notice.  The Sub-Advisory Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Investment Advisory Agreement for any reason.

The Sub-Adviser is a wholly-owned subsidiary of BNY Mellon.  The following individuals are directors and/or senior officers of the Sub-Adviser:  Dr. Kenneth J. Lyall, Chairman; Rodger Nisbet, Deputy Chairman; Jane Henderson, Managing Director; John (Ian) Clark, Director; James Smith, Director; Pamela White, Director; Roy Leckie, Director; Elizabeth Pearston, Director; Alistair Lyon-Dean, Director; Charles Macquaker, Director; and Colin Wood, Company Secretary.

Under the Sub-Advisory Agreement, as to each Fund, the Investment Adviser has agreed to pay the Sub-Adviser, out of the fee the Investment Adviser receives from the Fund, a monthly fee at the annual rate of 0.41% of the value of the Fund's average daily net assets allocated to the Sub-Adviser.

For the fiscal years ended August 31, 2010 and 2011 (except as indicated), the sub-investment advisory fees paid by the Investment Adviser to the Sub-Adviser for its services to the Funds, the amounts waived by the Sub-Adviser and the net sub-investment advisory fees paid by the Investment Adviser were as follows:

	Sub-Investment Advisory Fees Payable
Funds	2010	2011

BNY Mellon Large Cap Market Opportunities Fund	$ 710.07[1]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund ___________________	$ 704.52[1]	$

1 From July 30, 2010 (commencement of operations) through August 31, 2010.

	Reduction in Sub-Investment Advisory Fees
Funds	2010	2011

BNY Mellon Large Cap Market Opportunities Fund	$ 710.07[1]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund ___________________	$ 704.52[1]	$

1 From July 30, 2010 (commencement of operations) through August 31, 2010.

	Net Sub-Investment Advisory Fees Paid
Funds	2010	2011

BNY Mellon Large Cap Market Opportunities Fund	$ -0-[1]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund ___________________	$ -0-[1]	$

1 From July 30, 2010 (commencement of operations) through August 31, 2010.

The aggregate of the fees paid to the Sub-Investment Adviser by each Fund is not subject to reduction as the value of the Fund's net assets increases.

Administration Agreement.  The Bank of New York Mellon serves as administrator for the Funds pursuant to an Administration Agreement with the Trust.  Pursuant to the Administration Agreement, The Bank of New York Mellon: supplies office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, internal executive and administrative services, stationery and office supplies; prepares reports to shareholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; pays for transfer agency services; calculates the net asset value of Fund shares; and generally assists in all aspects of Fund operations.  The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain of these administrative services.

The Funds' administration fee is calculated from the following administration fee schedule based on the level of assets of the funds in the Trust, in the aggregate:

Total Assets	Annual Fee
$0 to $6 billion	0.15%
Greater than $6 billion to $12 billion	0.12%
Greater than $12 billion	0.10%

For the fiscal years ended August 31, 2009, 2010 and 2011 (except as indicated), the administration fees paid by each Fund to The Bank of New York Mellon were as follows:

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	Administration Fees Paid
Funds	2009	2010	2011

BNY Mellon Large Cap Stock Fund	$1,623,422	$1,800,476	$
BNY Mellon Large Cap Market Opportunities Fund	-	$ 212[3]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	-	$ 408[3]	$
BNY Mellon Income Stock Fund	$ 163,220	$142,810	$
BNY Mellon Mid Cap Stock Fund	$1,284,448	$1,624,230	$
BNY Mellon Small Cap Stock Fund	$ 718,833	$669,522	$
BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	$ 116,895 - -	$179,308 $137,168[4] $139,103[4]	$
BNY Mellon International Fund	$1,496,698	$1,467,830	$
BNY Mellon Emerging Markets Fund	$ 931,993	$1,969,083	$
BNY Mellon International Appreciation Fund	$ 201,018[1]	$311,897	$
BNY Mellon Bond Fund	$1,693,723	$1,789,492	$
BNY Mellon Intermediate Bond Fund	$1,014,434	$1,162,796	$
BNY Mellon Intermediate U.S. Government Fund	$ 77,058[1]	$80,229	$
BNY Mellon Short-Term U.S. Government Securities Fund	$ 197,238	$313,666	$
BNY Mellon National Intermediate Municipal Bond Fund	$1,625,826	$1,949,324	$
BNY Mellon National Short-Term Municipal Bond Fund	$ 352,300	$1,109,648	$
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	$ 663,793	$644,137	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$ 488,501	$510,010	$
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	$ 129,963[1]	$241,688	$
BNY Mellon Municipal Opportunities Fund	$ 93,143[2]	$232,951	$
BNY Mellon Asset Allocation Fund[5]	$ 266,732	$309,175	$
BNY Mellon Money Market Fund	$2,160,290	$1,813,893	$
BNY Mellon National Municipal Money Market Fund ___________________	$2,759,643	$2,038,296	$

1 From January 1, 2009 through August 31, 2009.  The Fund changed its fiscal year end to August 31 from December 31.

2 From October 15, 2008 (commencement of operations) through August 31, 2009.

3 From July 30, 2010 (commencement of operations) through August 31, 2010.

4 From September 30, 2009 (commencement of operations) through August 31, 2010.

5 No administration fee is applied to assets held by the Fund which are invested in (i) cash or money market instruments or (ii) shares of the underlying funds.

Portfolio Management.  The Investment Adviser, or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy, manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trust's Board.  The Investment Adviser, or the Sub-Adviser with respect to the portion of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets allocated to the U.S. Large Cap Equity Strategy, is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Trust's Board to execute purchases and sales of securities.  The Investment Adviser and the Sub-Adviser also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Investment Adviser and the Sub-Adviser.

In managing the Money Market Funds, the Investment Adviser draws upon BNY Mellon Cash Investment Strategies ("CIS").  CIS is a division of Dreyfus that provides investment and credit risk management services and approves all money market fund eligible securities for the Money Market Funds and for other investment companies and accounts managed by Dreyfus or its affiliates that invest primarily in money market instruments.  CIS, through a team of professionals who contribute a combination of industry analysis and fund-specific expertise, monitors all issuers approved for investment by such investment companies and other accounts by analyzing third party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as internal research.  CIS investment and credit professionals also utilize inputs and guidance from BNY Mellon's central Risk Management Department (the "Risk Department") as part of the investment process.  These inputs and guidance focus primarily on concentration levels and market and credit risks and are based upon independent analysis done by the Risk Department relating to fundamental characteristics such as the sector, sovereign, tenor and rating of investments or potential investment.  The Risk Department also may perform stress and scenario testing on various money market type portfolios advised by CIS or BNY Mellon and its other affiliates, and provides various periodic and ad-hoc reporting to the investment and credit professionals at CIS.  In the event a security is removed from the "approved" credit list after being purchased by a Money Market Fund, the Fund is not required to sell that security.

Certain of the Funds' portfolio managers are employed by affiliates of BNY Mellon, including The Boston Company Asset Management, LLC ("TBCAM"), Mellon Capital Management Corporation ("Mellon Capital") and Walter Scott, each an affiliate of the Investment Adviser, as well as Dreyfus.  The portfolio managers are compensated by The Bank of New York Mellon or its affiliates and not by the Investment Adviser, the Sub-Adviser or the Funds.  The primary portfolio managers of the Funds, except the Money Market Funds, are as follows, and additional portfolio managers, if any, are indicated in parenthesis:

Fund	Portfolio Manager(s)
BNY Mellon Large Cap Stock Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew (Robert J. Eastman and James A. Lydotes)
BNY Mellon Large Cap Market Opportunities Fund

Bernard Schoenfeld (Irene D. O'Neill, Luis P. Rhi, Ian Clark, Jane Henderson, Roy Leckie, Charlie Macquaker, Rodger Nisbet, Brian C. Ferguson, John Bailer, Elizabeth Slover, David Sealy, Barry Mills, Martin Stephan, Alex Marshall, Bill Costello, Chuck Silberstein, Connie DeBoever, Daphne Karydas, Kent Forkner, Leigh Todd, Michael Friedman, Rick Rosania, Roger Threlfall, Tim Kierstead, Tim McCormick and Erik Swords)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Bernard Schoenfeld (Irene D. O'Neill, Thomas Murphy, Luis P. Rhi, Ian Clark, Jane Henderson, Roy Leckie, Charlie Macquaker, Rodger Nisbet, Brian C. Ferguson, John Bailer, Elizabeth Slover, David Sealy, Barry Mills, Martin Stephan, Alex Marshall, Bill Costello, Chuck Silberstein, Connie DeBoever, Daphne Karydas, Kent Forkner, Leigh Todd, Michael Friedman, Rick Rosania, Roger Threlfall, Tim Kierstead, Tim McCormick and Erik Swords)

BNY Mellon Income Stock Fund	Brian C. Ferguson
BNY Mellon Mid Cap Stock Fund	Stephen A. Mozur (John M. Chambers)
BNY Mellon Small Cap Stock Fund	Stephen A. Mozur (John M. Chambers)
BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew (Robert J. Eastman and James A. Lydotes) Irene D. O'Neill (Luis P. Rhi) John M. Chambers (Steven A. Mozur)
BNY Mellon International Fund	D. Kirk Henry, Sean P. Fitzgibbon and Mark A. Bogar (Clifford A. Smith and Justin R. Sumner)
BNY Mellon Emerging Markets Fund	D. Kirk Henry, Sean P. Fitzgibbon and Jay A. Malikowski (Carolyn M. Kedersha and C. Warren Skillman)
BNY Mellon International Appreciation Fund	Richard A. Brown, Thomas J. Durante and Karen Q. Wong (Danny Lai)
BNY Mellon Bond Fund	John F. Flahive (Timothy J. Sanville)
BNY Mellon Intermediate Bond Fund	John F. Flahive (Timothy J. Sanville)
BNY Mellon Intermediate U.S. Government Fund	John F. Flahive
BNY Mellon Short-Term U.S. Government Securities Fund	Lawrence R. Dunn (John F. Flahive)
BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon National Short-Term Municipal Bond Fund	Jeremy N. Baker and Timothy J. Sanville
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Jeremy N. Baker and Mary Collette O'Brien
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	John F. Flahive
BNY Mellon Municipal Opportunities Fund	John F. Flahive
BNY Mellon Asset Allocation Fund	Bernard Schoenfeld, Sean P. Fitzgibbon, Jeffrey D. McGrew and John F. Flahive (Robert J. Eastman and James A. Lydotes)

The Trust, the Investment Adviser, the Sub-Adviser and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund.  The Code of Ethics of the Investment Adviser and the Sub-Adviser subjects the personal securities transactions of their employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Investment Adviser or the Sub-Adviser, respectively.  In that regard, portfolio managers and other investment personnel of the Investment Adviser or the Sub-Adviser must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee").  Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Portfolio Manager Compensation.  (BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, International Equity Funds, the equity portion of BNY Mellon Asset Allocation Fund and BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Dynamic Large Cap Value Strategy and U.S. Large Cap Growth Strategy only).

            Investment Professionals. With the exception of the most senior portfolio managers of TBCAM, investment professionals' cash compensation is comprised primarily of a market-based salary and incentive compensation, including both annual and long-term incentive awards. Annual cash and long-term incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. Incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide financial performance. Further allocations are made to individual team members by the product portfolio manager based upon individual contribution, individual investment performance, and other qualitative factors.

            Select Senior Portfolio Managers. Select senior portfolio managers participate in a more formal structured compensation plan. This plan is designed to compensate TBCAM's investment professionals for superior investment performance and business results. It is a two stage model: an opportunity range is determined based on the level of current business (assets under management, revenue) and an assessment of long-term business value (growth, retention, development). A significant portion of the opportunity awarded is structured and based upon the one-year, three-year and five-year (three-year and five-year weighted more heavily) pre-tax performance of a portfolio manager's accounts relative to the performance of the appropriate peer groups. Other factors considered in determining the award are individual qualitative performance based on discretionary factors (e.g., leadership, teamwork, etc.) and the asset size and revenue growth or retention of the products managed. In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee.  Incentive compensation awards are generally subject to management discretion and pool funding availability.  Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a predetermined fixed percentage of overall TBCAM profitability. Awards are generally paid in cash on an annual basis, however many investment professionals receive a portion of their annual incentive award in deferred vehicles.

Portfolio Manager Compensation.  (BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Small/Mid Cap Fund, the Taxable Bond Funds, the Municipal Bond Funds, the bond portion of BNY Mellon Asset Allocation Fund and BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Core Strategy, Large Cap Tax-Sensitive Strategy, Focused Equity Strategy and Large Cap Growth Strategy only)  The portfolio managers' compensation is comprised of four components: (i) a market-based salary, (ii) an annual incentive compensation plan, (iii) a long term incentive plan and (iv) benefits that are offered to similarly situated employees of BNY Mellon affiliated firms.

The incentive compensation plan is comprised of three components: (1) portfolio performance (approximately 70%), (2) individual qualitative performance (approximately 25%) and (3) the overall performance of BNY Mellon Wealth Management (approximately 5%).  Portfolio performance is measured by one- and three-year fund and composite performance compared to the appropriate index and peer universe.  The one- and three-year performance in each category is weighted at 35% and 65%, respectively.  Assets are weighted according to a matrix based on the participant's job function.  Individual qualitative performance measures contributions the participant makes to either the Equity Management or Fixed Income Management group, account manager/client communications and BNY Mellon Wealth Management.  Senior management may consider additional factors at its discretion.

Senior portfolio managers may be eligible to participate in the Long Term Incentive Plan of BNY Mellon Wealth Management.  A long-term incentive pool is established at the beginning of the plan year.  Eighty percent of this pool is allocated to the individual participants as target awards and the remaining 20% is held in reserve until the end of the performance period (3 years).  At the end of the performance period, the 20% of the award pool that has been held in reserve may be awarded to participants at management's discretion.  Interest is applied to both the target awards (80%) and the reserve (20%) at the T-note rate used for BNY Mellon's Elective Deferred Compensation Plan.  Individuals participating in the Long Term Incentive Plan of BNY Mellon Wealth Management are not eligible to receive stock options.

Investment professionals, including portfolio managers, may be selected to participate in BNY Mellon's Long Term Profit Incentive Plan under which they may be eligible to receive options to purchase shares of stock of BNY Mellon.  The options permit the investment professional to purchase a specified amount of stock at a strike price equal to the fair market value of BNY Mellon stock on the date of grant.  Typically, such options vest over a set period and must be exercised within a ten-year period from the date of grant.  Investment professionals may also receive restricted stock as part of their compensation.  If granted, restricted stock normally vests and becomes free of restrictions after a period of three years, although the time period could vary.  Generally, in the case of either options or restricted stock, if an employee voluntarily terminates employment before vesting, the unvested options and/or restricted stock are forfeited.

Portfolio Manager Compensation.  (BNY Mellon International Appreciation Fund)  The primary objectives of the Mellon Capital compensation plans are to:

•         Motivate and reward continued growth and profitability

•         Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•         Motivate and reward superior business/investment performance

•         Create an ownership mentality for all plan participants

The investment professionals' cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred).  An investment professional's base salary is determined by the employee's experience and performance in the role, taking into account the ongoing compensation benchmark analyses.  A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.  Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability.  Therefore, all bonus awards are based initially on Mellon Capital's financial performance.  Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards").  These targets are derived based on a review of competitive market data for each position annually.  Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary.  Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors.  Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed.  Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility.  This plan provides for an annual award, payable in cash after a three-year cliff vesting period, as well as a grant of BNY Mellon Restricted Stock for senior level roles.

The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.  Mutual fund portfolio managers also are eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees.  Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to tax laws.  These plans are structured to provide the same retirement benefits as the standard retirement benefits.  In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the BNY Mellon Deferred Compensation Plan for Employees.

Portfolio Manager Compensation—Sub-Adviser. (BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy only)  Compensation generally consists of base salary plus incentive compensation.  The incentive compensation is based on the firm's annual bonus pool, which reflects 25% of the firm's pre-incentive operating profits.  This is the sole source of incentive compensation; investment, administration, compliance and support staff are all focused upon the same goal of providing superior performance and service to clients which in turn drives the firm's profits and, therefore, the bonus pool.  For senior staff, an element of the annual bonus is deferred via a long-term incentive plan.  Incentive compensation is paid through a combination of cash, units in the BNY Mellon Long-Term Global Equity Fund and BNY Mellon stock.

Additional Information about the Portfolio Managers.  The following table lists the number and types of other accounts advised by each Fund's primary portfolio manager and assets under management in those accounts as of August 31, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
Bernard Schoenfeld	0	N/A	0	N/A	0	N/A
Sean P. Fitzgibbon	14	$4.6 billion	3	$67.7 million	12	$396.8 million
Brian C. Ferguson	10	$1.76 billion	3	$137.3 million	51*	$2.02 billion
Stephen A. Mozur	2	$1.6 billion	0	$0	276	$120.18 million
Jeffrey D. McGrew	14	$4.6 billion	3	$67.7 million	11	$371 million
D. Kirk Henry	10	$3.86 billion	10	$3.52 billion	41**	$5.77 billion
John F. Flahive	5	$2.84 billion	0	$0	0	$0
Jeremy N. Baker	2	$1.58 billion	0	$0	276	$2.36 billion
Lawrence R. Dunn	1	$305.94 million	0	$0	32	$434.49 million
Mary Collette O'Brien	3	$2.62 billion	0	$0	287	$3.12 billion
Timothy J. Sanville	1	$1.07 billion	1	$11.41 million	223	$1.15 billion
Karen Q. Wong***	86	$28.25 billion	69	$51.79 billion	68[t]	$30.82 billion
Richard A. Brown***	86	$28.25 billion	69	$51.79 billion	68[t]	$30.82 billion
Thomas J. Durante***	86	$28.25 billion	69	$51.79 billion	68[t]	$30.82 billion
Jay A. Malikowski	14	$4.6 billion	3	$67.7 million	11	$371 million
Mark A. Bogar	14	$4.6 billion	3	$67.7 million	11	$371 million
Irene D. O'Neill	5	$451.58 million	1	$5.49 million	1,064	$901.14 million
John M. Chambers	1	$221.34 million	0	$0	33	$33.16 million
Thomas Murphy	1	$7.00 million	0	$0	109	$942.00 million
Jane Henderson****	5	$1.60 billion	61	$12.20 billion	108	$21.60 billion
Roy Leckie****	5	$1.60 billion	61	$12.20 billion	108	$21.60 billion
Ian Clark****	5	$1.60 billion	61	$12.20 billion	108	$21.60 billion
Charlie Macquaker****	5	$1.60 billion	61	$12.20 billion	108	$21.60 billion
Rodger Nisbet****	5	$1.60 billion	61	$12.20 billion	108	$21.60 billion
Elizabeth Slover	9	$1.60 billion	0	$0	4	$27.02 million
David Sealy	9	$2.46 billion	0	$0	3	$25.90 million
Barry Mills	9	$2.46 billion	0	$0	3	$25.90 million

________________________

    *   The advisory fee for 2 of these accounts, which have total assets of approximately $494.9 million, are based on  the performance of the accounts.

**     The advisory fees for 1 of these accounts, which has total assets of approximately $126.7 million, is based on the performance of the account.

***  The information set forth above reflects information about other accounts managed by a team that includes the portfolio manager. The portfolio manager does not individually manage any registered investment companies, pooled investment vehicles or other accounts.

**** Eight of the "Other Accounts" managed by the portfolio managers (approximately $2.6 billion in aggregate assets) are subject to a performance-based advisory fee.

    t  The advisory fee for one of these accounts, which as total assets of approximately $115 million, is based on the performance of the account.

The dollar range of Fund shares beneficially owned by each Fund's primary portfolio manager are as follows as of August 31, 2011:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
Bernard Schoenfeld	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund BNY Mellon Asset Allocation Fund	None None None
Sean P. Fitzgibbon	BNY Mellon Large Cap Stock Fund BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon International Fund BNY Mellon Emerging Markets Fund BNY Mellon Asset Allocation Fund	None None None None None
Brian C. Ferguson	BNY Mellon Income Stock Fund BNY Mellon Large Cap Market Opportunities Fund BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	None None None
Stephen A. Mozur	BNY Mellon Mid Cap Stock Fund BNY Mellon Small Cap Stock Fund	None None
Jeffrey D. McGrew	BNY Mellon Large Cap Stock Fund BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Asset Allocation Fund	None None None
D. Kirk Henry	BNY Mellon International Fund BNY Mellon Emerging Markets Fund	None None
John F. Flahive

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Intermediate U.S. Government Fund

BNY Mellon National Intermediate Municipal Bond Fund

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

BNY Mellon Municipal Opportunities Fund

BNY Mellon Asset Allocation Fund

None None None None None None None None
Lawrence R. Dunn	BNY Mellon Short-Term U.S. Government Securities Fund	None
Jeremy N. Baker	BNY Mellon National Short-Term Municipal Bond Fund BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	None None
Mary Collette O'Brien	BNY Mellon National Intermediate Municipal Bond Fund BNY Mellon Pennsylvania Intermediate Municipal Bond Fund BNY Mellon Massachusetts Intermediate Municipal Bond Fund	None None None
Timothy J. Sanville	BNY Mellon National Short-Term Municipal Bond Fund	None
Karen Q. Wong	BNY Mellon International Appreciation Fund	None
Richard A. Brown	BNY Mellon International Appreciation Fund	None
Thomas J. Durante	BNY Mellon International Appreciation Fund	None
Jay A. Malikowski	BNY Mellon Emerging Markets Fund	None
Mark A. Bogar	BNY Mellon International Fund	None

Irene D. O'Neill	BNY Mellon Focused Equity Opportunities Fund BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None None
John M. Chambers	BNY Mellon Small/Mid Cap Fund	None
Thomas Murphy	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	None
Jane Henderson	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None
Roy Leckie	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None
Ian Clark	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None
Charlie Macquaker	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None
Rodger Nisbet	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None
Elizabeth Slover	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None
David Sealy	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None
Barry Mills	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund BNY Mellon Large Cap Market Opportunities Fund	None None

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

Potential conflicts of interest may arise because of the Investment Adviser's management of the Funds and Other Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as the Investment Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Investment Adviser's overall allocation of securities in that offering, or to increase the Investment Adviser's ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Investment Adviser may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  IPOs, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to a Fund, that they are managing on behalf of the Investment Adviser.  The Investment Adviser periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund.  In addition, the Investment Adviser could be viewed as having a conflict of interest to the extent that the Investment Adviser or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in a Fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the Funds.  For these or other reasons, the portfolio manager may purchase different securities for a Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts.  The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for a Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Conflicts of interest similar to those described above arise when portfolio managers are employed by the Sub-Adviser or are dual employees of the Investment Adviser and an affiliate entity and such portfolio managers also manage Other Accounts.

The goal of the Investment Adviser is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly.  The Investment Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Investment Adviser monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics.  Furthermore, senior investment and business personnel at the Investment Adviser periodically review the performance of the portfolio managers for Dreyfus-managed funds.

BNY Mellon and its affiliates, including the Investment Adviser and others involved in the management, sales, investment activities, business operations or distribution of the Funds, are engaged in businesses and have interests other than that of managing the Funds.  These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the Funds and the Funds' service providers, which may cause conflicts that could disadvantage the Funds.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund.  BNY Mellon has no obligation to provide to the Investment Adviser or the Funds, or effect transactions on behalf of a Fund in accordance with, any market or other information, analysis, or research in its possession.  Consequently, BNY Mellon (including, but not limited to, BNY Mellon's central Risk Management Department) may have information that could be material to the management of the Funds and may not share that information with relevant personnel of the Investment Adviser.  Accordingly, the Investment Adviser has informed management of the Funds that in making investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

The Investment Adviser will make investment decisions for the Funds as it believes is in the best interests of the respective Fund.  Investment decisions made for a Fund may differ from, and may conflict with, investment decisions made for other investment companies and accounts advised by the Investment Adviser or BNY Mellon and its other affiliates.  Actions taken with respect to such other investment companies or accounts may adversely impact a Fund, and actions taken by a Fund may benefit BNY Mellon or other investment companies or accounts (including the Fund) advised by the Investment Adviser or BNY Mellon and its other affiliates.  Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among other investment companies and accounts) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including the Investment Adviser) and the aggregate exposure of such accounts) may restrict investment activities of the Funds.  While the allocation of investment opportunities among the Funds and other investment companies and accounts advised by the Investment Adviser or BNY Mellon and its other affiliates may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel, the Investment Adviser will make allocation decisions consistent with the interests of the Funds and the other investment companies and accounts and not solely based on such other interests.

Distributor.  The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually.  The Distributor also serves as distributor for the funds in the Dreyfus Family of Funds.

(Dreyfus Premier shares only)  The Distributor compensated Service Agents for selling Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund (collectively, the "Dreyfus Premier Class Funds") subject to a contingent deferred sales charge ("CDSC") at the time of purchase from its own assets; the Dreyfus Premier Class Funds no longer offer Dreyfus Premier shares except in connection with dividend reinvestment and permitted exchanges.  The proceeds of the CDSC and fees pursuant to the Trust's Distribution Plan (described below) with respect to Dreyfus Premier shares, in part, are used to defray the expenses incurred by the Distributor in connection with the sale of Dreyfus Premier shares.  The Distributor also may act as a Service Agent and retain CDSCs and Distribution Plan fees.  The Distributor generally paid Service Agents on new investments of Dreyfus Premier shares made through such Service Agents 4% and 3% of the net asset value of Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund and BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund, respectively, purchased by their clients.

For the fiscal years ended August 31, 2009, 2010 and 2011, the amounts retained by the Distributor from CDSCs, with respect to Dreyfus Premier shares of the Dreyfus Premier Class Funds, are set forth below:

Funds	2009	2010	2011
BNY Mellon Mid Cap Stock Fund	$ 718	$ 837	$
BNY Mellon National Intermediate Municipal Bond Fund	$ -0-	$ -0-	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$ -0-	$ -0-	$

The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in shares of Dreyfus Premier Class Funds by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions or state and local governments ("Retirement Plans"), or other programs.  The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans ("SEP-IRAs").  Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents.  The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time.  The Distributor will pay such fees from its own funds, other than amounts received from a Dreyfus Premier Class Fund, including past profits or any other source available to it.  Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

The Investment Adviser or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services.  Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees and other expenses paid by a Fund to those intermediaries.  Because those payments are not made by you or the Fund, the Fund's total expense ratio will not be affected by any such payments.  These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent.  Cash compensation also may be paid from the Investment Adviser's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as "revenue sharing."  From time to time, the Investment Adviser or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations.  In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of a Fund to you.  Please contact your Service Agent for details about any payments it may receive in connection with the sale of shares of the Funds or the provision of services to the Funds.

Custodian.  The Bank of New York Mellon, an affiliate of Dreyfus, located at One Wall Street, New York, New York 10286, acts as custodian for the investments of each Fund.  Under a custody agreement with the Trust, the custodian holds the Funds' portfolio securities and keep all necessary accounts and records.  For its custody services, the custodian receives a monthly fee based on the market value of a Fund's assets held in custody and receives certain securities transaction charges.

The Bank of New York Mellon, directly and through its affiliates, maintains all accounts of Fund shareholders that maintain a qualified fiduciary, advisory, custody or other accounts with various affiliates of BNY Mellon ("BNY Mellon Affiliates").  The Bank of New York Mellon is also responsible for providing ongoing information and communication to Wealth Management Clients (as defined in "How to Buy Shares – General" below) regarding the Funds and their investment in the Funds.

Transfer and Dividend Disbursing Agent.  Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent.  Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Trust, the handling of certain communications between shareholders and the Funds and the payment of dividends and distributions payable by the Funds.  For these services, the Transfer Agent receives from The Bank of New York Mellon a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed by The Bank of New York Mellon for certain out-of-pocket expenses.

Expenses.  The Trust has adopted a Shareholder Services Plan with respect to the Investor class of each Fund.  Under the Shareholder Services Plan, each Fund pays the Distributor for the provision of certain shareholder services to holders of Investor shares of such Fund a fee at the annual rate of 0.25% of the value of the average daily net assets attributable to Investor shares.

The Trust has adopted the Shareholder Services Plan and a Distribution Plan under Rule 12b-1 of the 1940 Act with respect to Dreyfus Premier shares of each Dreyfus Premier Class Fund.  Under the Shareholder Services Plan, each Dreyfus Premier Class Fund pays the Distributor for the provision of certain shareholder services to holders of Dreyfus Premier shares a fee at the annual rate of 0.25% of the value of the average daily net assets attributable to such Dreyfus Premier shares.  BNY Mellon Mid Cap Stock Fund also pays the Distributor a fee at the annual rate of 0.75% of the value of the average daily net assets of its Dreyfus Premier shares, and each of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund also pays the Distributor a fee at an annual rate of 0.50% of the value of the Fund's average daily net assets attributable to such Dreyfus Premier shares, for distributing Dreyfus Premier shares under the Distribution Plan.  See "Distribution and Shareholder Services Plan" below.

The Investment Adviser, the Sub-Adviser and The Bank of New York Mellon bear all expenses in connection with the performance of their services under the Investment Advisory Agreement, the Sub-Advisory Agreement and Administration Agreement, respectively.  All other expenses to be incurred in the operation of the Funds are borne by the Funds, except to the extent specifically assumed by the Investment Adviser, the Sub-Adviser or The Bank of New York Mellon.

HOW TO BUY SHARES

General.  The Funds, other than the Dreyfus Premier Class Funds, consist of two classes of shares - Class M shares and Investor shares.  Dreyfus Premier Class Funds consist of three classes of shares - Class M shares, Investor shares and Dreyfus Premier shares.  Class M shares, Investor shares and Dreyfus Premier shares differ as to the shareholder services offered to and the expenses borne by each class.

The Trust reserves the right to reject any purchase order.  The Funds will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001.  Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter.  The Trust will not accept cash, travelers' checks, or money orders as payment for shares.

Class M shares are generally offered only to:  (1) Wealth Management clients of BNY Mellon that maintain qualified fiduciary, custody, advisory or other accounts with BNY Mellon Affiliates ("Wealth Management Clients"), with such qualified fiduciary, custody, advisory or other accounts sometimes being referred to herein as "Qualified Accounts"; (2) BNY Mellon Asset Allocation Fund, BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund for investments by those series of the Trust; (3) Trustees of the Trust; (4) former shareholders of each other fund advised by the Investment Adviser or its affiliates that was reorganized into a Fund (each such other fund is hereinafter referred to as a "Reorganized Fund") who received MPAM shares (now designated Class M shares) of a Fund pursuant to the reorganization and who, therefore, are permitted to continue to purchase and hold Class M shares of such Fund, to exchange into Class M shares of other Funds, and to purchase additional Class M shares of the Funds into which they exchange; (5) former shareholders of a series of The BNY Hamilton Funds, Inc. that was reorganized into a Fund (a "Predecessor Fund") who received Class M shares of a Fund pursuant to the reorganization of such Predecessor Fund and who, therefore, are permitted to exchange into Class M shares of a Fund, and to purchase additional Class M shares of a Fund; (6) certain investment advisory firms that make an initial investment of at least $1 million on behalf of their high net worth and related clients ("Investment Advisory Firm Clients"), provided that such firms are approved by BNY Mellon Wealth Management and invest in a Fund through an omnibus account ("Investment Advisory Firms"); and (7) unaffiliated investment companies approved by BNY Mellon Wealth Management.  In addition, holders of shares of a Fund who were not Wealth Management Clients on July 10, 2001 ("Existing Individual Clients") are eligible to continue to purchase Class M shares of that Fund, for their then-existing accounts in that Fund ("Existing Accounts") to exchange into Class M shares of other Funds, and to purchase additional Class M shares of Funds into which they exchange.

Investor shares are generally offered only to:  (1) Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, and who wish to continue to hold Fund shares; (2) individuals or entities who are not Wealth Management Clients, who receive a transfer of Fund shares from a Wealth Management Client (except that Existing Individual Clients would receive Class M shares if the transfer was to their Existing Accounts, as noted above); and (3) former shareholders of a Reorganized Fund or a Predecessor Fund who received Investor shares of a Fund pursuant to the reorganization of such Reorganized Fund or Predecessor Fund and who, therefore, are permitted to continue to purchase and hold Investor shares of such Fund, to exchange into Investor shares of other Funds, and to purchase additional Investor shares of Funds into which they exchange.  Such persons and entities described in the preceding provisions (1), (2) and (3) are sometimes referred to collectively herein as "Individual Clients."  Investor shares also may be offered to brokerage clients of BNY Mellon Wealth Advisors, a division of MBSC Securities Corporation, an indirect subsidiary of BNY Mellon ("BNY Mellon Wealth Advisors Brokerage Clients"), and to certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by BNY Mellon Wealth Management to invest in one or more Funds, that are not Wealth Management Clients and that are serviced by an administrator or recordkeeper with which the Investment Adviser and/or certain of its affiliates have entered into an agreement ("Qualified Employee Benefit Plans").  As of June 1, 2006 (the "Effective Date"), Investor shares of a Dreyfus Premier Class Fund also are offered to holders of Dreyfus Premier shares of that Fund.

As of the Effective Date, Dreyfus Premier shares of each Dreyfus Premier Class Fund are offered only in connection with dividend reinvestment and exchanges of Dreyfus Premier shares of the Dreyfus Premier Class Fund for Dreyfus Premier shares of another Dreyfus Premier Class Fund or Class B shares of certain other funds advised by Dreyfus or Class B shares of General Money Market Fund, Inc. held in an Exchange Account (as defined under "Shareholder Services – Fund Exchanges") as a result of a previous exchange of Dreyfus Premier shares.  No new or subsequent investments, including through automatic investment plans, are allowed in Dreyfus Premier shares of any Dreyfus Premier Class Fund, except through dividend reinvestment or permitted exchanges.  If you hold Dreyfus Premier shares and make a subsequent investment in Dreyfus Premier Class Fund shares, such subsequent investment will be made in Investor shares.  For Dreyfus Premier shares outstanding on the Effective Date and Dreyfus Premier shares acquired upon reinvestment of dividends, all Dreyfus Premier share attributes, including associated CDSC schedules, conversion to Investor shares features and Distribution Plan and Shareholder Services Plan fees, will continue in effect.  Dreyfus Premier shares are not available to new investors.

Class M shares owned by Wealth Management Clients will be held in omnibus accounts, or separate accounts, with the Funds' Transfer Agent ("BNY Mellon Accounts").  Class M shares owned by  Investment Advisory Firm Clients will be held in omnibus accounts in the name of their Investment Advisory Firm.  Class M shares held by persons other than Wealth Management Clients, Investor shares owned by Individual Clients and Dreyfus Premier shares will be held in separate accounts ("Individual Accounts").  Fund shares owned by BNY Mellon Wealth Advisors Brokerage Clients also will be held in separate accounts ("BNY Mellon Wealth Advisors Brokerage Accounts").  Investor shares owned by participants in Qualified Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor ("Qualified Employee Benefit Plan Accounts") and records relating to these accounts generally will not be maintained by Dreyfus, The Bank of New York Mellon or their affiliates.  Unless otherwise instructed, new purchases by existing shareholders are in the same class of Fund shares that the shareholder then holds.  Shares are sold without an initial sales charge.  A CDSC is imposed, however, on certain redemptions of Dreyfus Premier shares as described in the Dreyfus Premier Class Prospectus and under "How to Redeem Shares - Contingent Deferred Sales Charge - Dreyfus Premier Shares" below.  Shares are issued in book entry form only.  You will be charged a fee if an investment check is returned unpayable.  The Funds reserve the right to reject any purchase order.

BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as "sweep vehicles" for cash held in Qualified Accounts.  Any such investments in BNY Mellon Money Market Fund and BNY Mellon National Intermediate Municipal Money Market Fund Account must be in the respective Fund's Class M shares.

There is no minimum initial or subsequent investment requirement for holders of BNY Mellon Accounts.  The minimum initial investment for Investment Advisory Firms is $1 million.  Wealth Management Clients may transfer Class M shares to other existing Wealth Management Clients for their BNY Mellon Accounts. Wealth Management Clients also may transfer shares from a BNY Mellon Account to persons or entities that are not Wealth Management Clients to be held in Individual Accounts or BNY Mellon Wealth Advisors Brokerage Accounts.  At the time of any such transfer by a Wealth Management Client, the Class M shares transferred will be automatically converted into Investor shares of equivalent value (at the time of the conversion) and, accordingly, the recipient will receive Investor shares. Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold Fund shares may only do so by requesting the establishment of Individual Accounts or BNY Mellon Wealth Advisors Brokerage Accounts, and their Class M shares generally will be converted into Investor shares.  The conversion of such shareholders' Class M shares into Investor shares will be at the equivalent net asset value per share ("NAV") of each class at the time of the conversion.  Any subsequent investments by such transferees or former Wealth Management Clients who received Investor shares from the conversion of Class M shares must be in Investor shares.  Holders of Investor shares of a Fund at the time they become Wealth Management Clients ("Converting Investor Shareholders") generally may request to have their Investor shares converted into Class M shares of the Fund.  The conversion of such shareholder's Investor shares into Class M shares will be at the equivalent NAV of each class at the time of the conversion.  Converting Investor Shareholders in Class M shares of a Fund who make subsequent investments in that Fund will receive Class M shares of that Fund.  An investor whose shares are converted from one class to another class of the same Fund will not realize taxable gain or loss as a result of the conversion.

Initial investments in Individual Accounts must be accompanied by an Account Application.  For Individual Accounts, the minimum initial investment, with respect to Class M shares and Investor shares, is $10,000, and subsequent investments must be at least $100.  Persons who hold Fund shares through BNY Mellon Accounts or BNY Mellon Wealth Advisors Brokerage Accounts should contact their account officer or financial advisor, respectively, to purchase Fund shares.

To make subsequent investments to an IRA or other retirement account, investors must fill out an investment slip and include their account number on the check, indicating the year the contribution is for.  Subsequent investments to an IRA or other retirement account may also be made by wire by your bank and by electronic check.  Your bank must send your investment to The Bank of New York Mellon with the following information: ABA #, DDA #, the fund name, the share class, the account number, name of investor, the contribution year and dealer number, if applicable.  For a subsequent investment by wire or electronic check, please call 1-800-DREYFUS (outside the U.S. 516-794-5452) for more information.

The entity acting as custodian for Keogh Plans, IRAs and other retirement plans, including Qualified Employee Benefit Plans, may charge a fee, the payment of which could result in the liquidation of shares.  All fees charged are described in the appropriate form.  You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.

Management understands that BNY Mellon Affiliates may impose certain conditions on Wealth Management Clients, Investment Advisory Firms may impose certain conditions on Investment Advisory Firm Clients, BNY Mellon Wealth Advisors may impose certain conditions on BNY Mellon Wealth Advisors Brokerage Clients and the plan sponsor may impose certain conditions on Qualified Employee Benefit Plan Accounts, respectively, that are different from those described in the Class M and Investor Class Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees.  Holders of BNY Mellon Accounts, BNY Mellon Wealth Advisors Brokerage Accounts or Qualified Employee Benefit Plan Accounts should consult their account officer, financial advisor or plan sponsor (employer or employer organization or both), respectively, and Investment Advisory Firm Clients should consult their financial advisor, in this regard.

Investment Advisory Firm Clients may not maintain accounts directly with a Fund and should contact their financial advisor directly for information concerning purchasing, selling (redeeming), and exchanging Fund shares.  The policies and fees applicable to Investment Advisory Firm Clients may differ from those described in this SAI, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Persons who hold Fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator to purchase, sell (redeem) and exchange Fund shares and to determine the shareholder services available to them with respect to their Fund shares.  The policies, fees and shareholder services applicable to these accounts may differ from those described in this SAI, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Dreyfus Premier Class Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Trust's Distribution and Shareholder Services Plans.  Each Service Agent has agreed to transmit to its clients a schedule of such fees.  You should consult a representative of your financial institution for further information.

Approximately six years after the date of purchase, Dreyfus Premier shares of a Dreyfus Premier Class Fund automatically will convert to Investor shares of the same Dreyfus Premier Class Fund, based on the relative NAV for shares of each such class.  For purposes of calculating such six-year period with respect to a Dreyfus Premier Class Fund, any Dreyfus Premier shares of such a Fund issued to a former shareholder of a Reorganized Fund pursuant to a reorganization will be deemed to have been purchased by such shareholder at the time of purchase of the shares of the Reorganized Fund.  Dreyfus Premier shares of a Dreyfus Premier Class Fund that have been acquired through reinvestment of the Fund's dividends and distributions, including any shares of a Reorganized Fund acquired through reinvestment of dividends and distributions, will be converted on a pro rata basis together with other Dreyfus Premier shares, in the proportion that a shareholder's Dreyfus Premier shares converting to Investor shares bears to the total Dreyfus Premier shares of the Fund not acquired through the reinvestment of the Fund's dividends and distributions.

Class M shares, Investor shares and Dreyfus Premier shares are sold on a continuous basis at NAV next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of a Fund.

NAV is determined as of the close of trading on the floor of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time), on each day the NYSE is open for regular business.  For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE.  NAV per share of each class is computed by dividing the value of a Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding.  The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board.  Certain securities may be valued by an independent pricing service approved by the Trust's Board and are valued at fair value as determined by the pricing service.  For information regarding the methods employed in valuing each Fund's investments, see "Determination of Net Asset Value."

If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of regular trading on the floor of the NYSE (usually 4:00 p.m., Eastern time) on a business day, shares of a Fund will be purchased at the NAV determined as of the close of regular trading on the floor of the NYSE on that day.  Otherwise, Fund shares will be purchased at the NAV determined as of the close of regular trading on the floor of the NYSE on the next business day.

TeleTransfer Privilege.  Holders of Individual Accounts may purchase Fund shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund or by telephone through the TeleTransfer  Privilege if they have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent.  The proceeds will be transferred between the bank account designated in one of these documents and the holder's Fund account.  Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.

TeleTransfer purchase orders may be made at any time.  If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, Fund shares will be purchased at the share price determined on that day.  If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order.  To qualify to use the TeleTransfer  Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file.  If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed.  See "How To Redeem Shares - TeleTransfer  Privilege."

In-Kind Purchases.  If the following conditions are satisfied, a Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities.  Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale.  The market value of any securities exchanged, plus any cash, must be at least equal to $25,000.  These securities are valued by the same method used to value the Fund's existing portfolio holdings.  The contribution of securities to a Fund may be a taxable transaction to the shareholder.  Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged.  Securities accepted by a Fund will be valued in the same manner as the Fund values its assets.  Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities.  All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.  For further information about "in-kind" purchases, Wealth Management Clients may call 1-888-281-7350, holders of Class M shares and Investor shares in Individual Accounts (other than BNY Mellon Wealth Advisors Brokerage Clients) may call 1-800-645-6561, holders of Dreyfus Premier shares may call 1-800-554-4611, BNY Mellon Wealth Advisors Brokerage Clients may call 1-800-830-0549 - Option 2 and participants in Qualified Employee Benefit Plans may call 1-877-774-0327.  Investment Advisory Firm Clients may not make in-kind purchases directly in a Fund.

SHAREHOLDER SERVICES PLAN AND DISTRIBUTION PLAN

Investor shares of each Fund are subject to annual fees for shareholder services, and Dreyfus Premier shares of Dreyfus Premier Class Funds are subject to annual fees for distribution and shareholder services.

The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Trust may, directly or indirectly, bear the expenses of distributing their shares.  The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares."  The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

Shareholder Services Plan - Investor Shares and Dreyfus Premier Shares.  Each Fund has adopted a Shareholder Services Plan with respect to its Investor shares, and each Dreyfus Premier Class Fund has adopted the Shareholder Services Plan with respect to its Dreyfus Premier shares.  Under the Shareholder Services Plan, each Fund pays the Distributor for the provision of certain services to holders of Investor shares a fee at an annual rate of 0.25% of the value of the average daily net assets attributable to Investor shares, and each Dreyfus Premier Class Fund pays the Distributor for the provision of certain services to holders of Dreyfus Premier shares a fee at an annual rate of 0.25% of the value of the average daily net assets attributable to Dreyfus Premier shares.  The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund, and providing reports and other information, and services related to the maintenance of such shareholder accounts.  The Shareholder Services Plan allows the Distributor to make payments from the shareholder service fees it collects from each Fund to compensate Service Agents in respect of these services.  The Distributor determines the amounts, if any, to be paid to Service Agents under the Shareholder Services Plan and the basis on which such payments are made.  With regard to such services, each Service Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Investor shares or Dreyfus Premier shares.

The Shareholder Services Plan is not adopted pursuant to the Rule, and the fee under the Shareholder Services Plan is intended to be a "service fee" as defined under the Conduct Rules of the Financial Industry Regulatory Authority.

For the fiscal year ended August 31, 2011, the fees paid by each Fund, with respect to its Investor shares, to the Distributor pursuant to the Shareholder Services Plan were as follows:

Funds	Shareholder Services Plan Fees Paid

BNY Mellon Large Cap Stock Fund	$
BNY Mellon Large Cap Market Opportunities Fund	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	$
BNY Mellon Income Stock Fund	$
BNY Mellon Mid Cap Stock Fund	$
BNY Mellon Small Cap Stock Fund	$
BNY Mellon U.S. Core Equity 130/30 Fund	$
BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	$ $
BNY Mellon International Fund	$
BNY Mellon Emerging Markets Fund	$
BNY Mellon International Appreciation Fund	$
BNY Mellon Bond Fund	$
BNY Mellon Intermediate Bond Fund	$
BNY Mellon Intermediate U.S. Government Fund	$
BNY Mellon Short-Term U.S. Government Securities Fund	$
BNY Mellon National Intermediate Municipal Bond Fund	$
BNY Mellon National Short-Term Municipal Bond Fund	$
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	$
BNY Mellon Municipal Opportunities Fund	$
BNY Mellon Asset Allocation Fund	$
BNY Mellon Money Market Fund	$
BNY Mellon National Municipal Money Market Fund	$

For the fiscal year ended August 31, 2011, the fees paid by each indicated Fund, with respect to its Dreyfus Premier shares, to the Distributor pursuant to the Shareholder Services Plan were as follows:

Funds	Shareholder Services Plan Fees Paid

BNY Mellon Mid Cap Stock Fund	$
BNY Mellon National Intermediate Municipal Bond Fund	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$

Distribution Plan - Dreyfus Premier Shares.  The Trust has adopted a Distribution Plan under the Rule for Dreyfus Premier shares, pursuant to which BNY Mellon Mid Cap Stock Fund pays the Distributor a fee at an annual rate of 0.75% of the value of the Fund's average daily net assets attributable to Dreyfus Premier shares, and each of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund pays the Distributor a fee at an annual rate of 0.50% of the value of the Fund's average daily net assets attributable to Dreyfus Premier shares, for distributing Dreyfus Premier shares.  The Distributor may pay one or more Service Agents for distributing Dreyfus Premier shares, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made.

For the fiscal year ended August 31, 2011, the fees paid by each indicated Fund, with respect to its Dreyfus Premier shares, to the Distributor pursuant to the Distribution Plan were as follows:

Funds	Distribution Plan Fees Paid

BNY Mellon Mid Cap Stock Fund	$
BNY Mellon National Intermediate Municipal Bond Fund	$
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	$

Shareholder Services Plan and Distribution Plan - General.  The Trustees of the Trust believe that there is a reasonable likelihood that the Shareholder Services Plan will benefit each Fund and the holders of its Investor shares and each Dreyfus Premier Class Fund and the holders of its Dreyfus Premier shares and that the Distribution Plan will benefit each Dreyfus Premier Class Fund and the holders of its Dreyfus Premier shares.

A quarterly report of the amounts expended under the Shareholder Services Plan and the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  The Shareholder Services Plan provides that material amendments must be approved by the Board and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments.  The Distribution Plan provides that it may not be amended to increase materially the cost that Dreyfus Premier shares of a Dreyfus Premier Class Fund may bear pursuant to the Distribution Plan without the approval of the holders of a majority of the Fund's outstanding voting shares of Dreyfus Premier shares.  Under the Distribution Plan, other material amendments of the Plan must be approved by the Board and by the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments.  The Shareholder Services Plan and the Distribution Plan are subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on each Plan.  The Shareholder Services Plan and the Distribution Plan may be terminated at any time by vote of a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the relevant Plan or in any agreements entered into in connection with the relevant Plan or by vote of the holders of a majority of Investor shares or Dreyfus Premier shares, with respect to the Shareholder Services Plan, or of Dreyfus Premier shares, with respect to the Distribution Plan.

A Service Agent entitled to receive compensation for selling and servicing a Fund's shares may receive different compensation with respect to one class of shares over another.  Potential investors should read this SAI in light of the terms governing Selling Agreements ("Agreements") with their Service Agents.  The fees payable under each Plan described above are payable without regard to actual expenses incurred.  The Funds and the Distributor may suspend or reduce payments under either Plan at any time, and payments are subject to the continuation of the Plans and the Agreements described above.  From time to time, the Service Agents, the Distributor and the Funds may voluntarily agree to reduce the maximum fees payable under the Plans.

HOW TO REDEEM SHARES

General.  If you hold more than one class of shares of a Fund, any request for redemption must specify the class of shares being redeemed.  If you fail to specify the class of shares to be redeemed or if you own fewer shares of the class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions.

The Funds impose no charges (other than any applicable CDSC for Dreyfus Premier shares) when shares are redeemed.  Service Agents may charge their clients a fee for effecting redemptions of Fund shares.  The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current NAV per share.

A Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.  However, if you have purchased a Fund's shares by check, by TeleTransfer or through Automatic Asset Builder and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares.  In addition, a Fund will not honor redemption checks ("Checks") under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, or pursuant to the TeleTransfer  Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the TeleTransfer  purchase or the Automatic Asset Builder order against which such redemption is requested.  These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request.  Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

Procedures.  Persons who hold Fund shares through BNY Mellon Accounts or BNY Mellon Wealth Advisors Brokerage Accounts should contact their account officer or financial advisor, respectively, and persons who hold Fund shares through Investment Advisory Firms or Qualified Employee Benefit Plan Accounts should contact their financial advisor or plan sponsor or administrator, respectively, to redeem Fund shares.

Holders of Individual Accounts may redeem a Fund's shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege (for those share classes of the relevant Funds for which the Checkwriting Privilege applies), which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application.  The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing Individual Account by a separate signed Shareholder Services Form or, with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-DREYFUS (inside the U.S. only) for holders of Class M shares and Investor shares or 1-800-554-4611 (inside the U.S. only) for holders of Dreyfus Premier shares.  Holders of Individual Accounts also may redeem shares through the Wire Redemption Privilege or the TeleTransfer  Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent.  Holders of IRA and other retirement accounts may redeem a Fund's shares by writing a letter of instruction, which must include the shareholder's account number and fund name, the dollar amount to sell, how and where to send the proceeds, whether the distribution is qualified or premature, and whether the 10% TEFRA should be withheld.  A signature-guarantee is required.  To obtain information with respect to signature-guarantees, holders of Class M shares and Investor shares should call 1-800-DREYFUS (inside the U.S. only), and holders of Dreyfus Premier shares should call 1-800-554-4611 (inside the U.S. only).  To request instructions to establish the Automatic Withdrawal Plan for a Keogh, IRA or other retirement account, holders of Class M shares and Investor shares should call 1-800-DREYFUS (inside the U.S. only), and holders of Dreyfus Premier shares should call 1-800-554-4611 (inside the U.S. only).  If you are a client of certain Service Agents ("Selected Dealers"), you may redeem shares through the Selected Dealer.  Other redemption procedures may be in effect for clients of certain Service Agents and institutions.  Each Dreyfus Premier Class Fund makes available to certain large institutions the ability to issue redemption instructions with respect to its Dreyfus Premier shares through compatible computer facilities.  The Funds reserve the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests.  The Trust may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders.  No such fee currently is contemplated.  Shares held under Keogh Plans, IRAs, or other retirement plans are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or TeleTransfer  Privileges.

The Telephone Redemption Privilege, TeleTransfer  Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine.  The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither a Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of a Fund's shares.  In such cases, you should consider using the other redemption procedures described herein.  Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.  During the delay, a Fund's NAV may fluctuate.

Redemption Through a Selected Dealer. (Dreyfus Premier Shares only)  Customers of Selected Dealers may make redemption requests with respect to Dreyfus Premier shares of a Dreyfus Premier Class Fund to their Selected Dealer.  If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of regular trading on the floor of the NYSE (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day.  If a redemption request is received by the Transfer Agent after the close of regular trading on the floor of the NYSE, the redemption request will be effective on the next business day.  It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner.  The proceeds of the redemption are credited to your account with the Selected Dealer.

In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Dreyfus Premier shares held by shareholders.  Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day on which the NYSE is open for regular business and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day.  Otherwise, the Fund shares will be redeemed at the next determined NAV.  It is the responsibility of the Selected Dealer to transmit orders on a timely basis.  The Selected Dealer may charge the shareholder a fee for executing the order.  This repurchase arrangement is discretionary and may be withdrawn at any time.

Contingent Deferred Sales Charge - Dreyfus Premier Shares.  A CDSC payable to the Distributor is imposed on any redemption of Dreyfus Premier shares which reduces the current NAV of your Dreyfus Premier shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Dreyfus Premier shares of a Dreyfus Premier Class Fund held by you at the time of redemption.  No CDSC will be imposed to the extent that the NAV of the Dreyfus Premier shares of a Dreyfus Premier Class Fund redeemed does not exceed (i) the current NAV of Dreyfus Premier shares of the Fund acquired through reinvestment of Fund dividends or other distributions, plus (ii) increases in the NAV of Dreyfus Premier shares above the dollar amount of all your payments for the purchase of Dreyfus Premier shares of the Fund held by you at the time of redemption.  For purposes of calculating the CDSC with respect to a Dreyfus Premier Class Fund, any Dreyfus Premier shares of a Reorganized Fund will be deemed to have been purchased by such shareholder at the time of purchase of the shares of the Reorganized Fund and payments for the purchase of Dreyfus Premier shares will be deemed to include purchase payments made by such shareholder for the shares of that fund.  To the extent a portion of the shares of that Reorganized Fund held by such shareholder were acquired through the reinvestment of dividends or capital gain distributions, the same proportion of Dreyfus Premier shares issued to such shareholder pursuant to the reorganization will be deemed to have been acquired through the reinvestment of dividends or capital gain distributions.

If the aggregate value of the Dreyfus Premier shares redeemed has declined below their original cost as a result of the relevant Dreyfus Premier Class Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Dreyfus Premier shares, including any time they were held in a Reorganized Fund, until the time of redemption of such shares.  Solely for purposes of determining the number of years from the time of any payment for the purchase of Dreyfus Premier shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

The following table sets forth the rates of the CDSC and the conversion to Investor shares schedule for Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund:

Year Since Purchase Payment Was Made	CDSC as a % of Amount Invested or Redemption Proceeds (whichever is less)

Up to 2 years	4.00%
2 - 4 years	3.00%
4 - 5 years	2.00%
5 - 6 years	1.00%*

*These Dreyfus Premier shares will automatically convert into Investor shares approximately six years after the date of purchase.

The following table sets forth the rates of the CDSC and the conversion to Investor shares schedule for Dreyfus Premier shares of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

Year Since Purchase Payment Was Made	CDSC as a % of Amount Invested or Redemption Proceeds (whichever is less)

Up to 2 years	3.00%
2 - 4 years	2.00%
4 - 5 years	1.00%
5 - 6 years	0.00%*

*These Dreyfus Premier shares will automatically convert into Investor shares approximately six years after the date of purchase.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate.  It will be assumed that the redemption is made first of amounts representing Dreyfus Premier shares of a Dreyfus Premier Class Fund acquired pursuant to the reinvestment of Fund dividends and distributions; then of amounts representing the increase in NAV of Dreyfus Premier shares above the total amount of payments for the purchase of Dreyfus Premier shares made during the preceding six years; then of amounts representing the cost of such shares purchased six years prior to the redemption; and finally, of amounts representing the cost of such shares held for the longest period of time within the applicable six-year period.  The time period that you held Class B shares of a Reorganized Fund will be applied to the calculation of the CDSC to be imposed on your sale of the Dreyfus Premier shares of the corresponding Dreyfus Premier Class Fund.

For example, assume an investor purchased 100 shares of BNY Mellon Mid Cap Stock Fund at $10 per share for a cost of $1,000 and that the Fund's CDSC rate is 4% in the second year after purchase.  Subsequently, the shareholder acquired five additional shares of the Fund through the reinvestment of Fund dividends.  During the second year after the purchase the investor decided to redeem $500 of his or her investment.  Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share).  The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260).  Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

In another example, assume an investor purchased 100 shares of BNY Mellon National Intermediate Bond Fund or BNY Mellon Massachusetts Intermediate Municipal Bond Fund at $10 per share for a cost of $1,000 and that the Fund's CDSC rate is 3% in the second year after purchase.  Subsequently, the shareholder acquired five additional shares of the same Fund through the reinvestment of Fund dividends.  During the second year after the purchase the investor decided to redeem $500 of his or her investment.  Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share).  The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260).  Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 3% (the applicable rate in the second year after purchase) for a total CDSC of $7.20.

For purposes of determining the applicable CDSC payable with respect to redemption of Dreyfus Premier shares of a Dreyfus Premier Class Fund where such shares were acquired through exchange of Dreyfus Premier shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Dreyfus Premier shares of the fund exchanged.

Waiver of CDSC.  The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with a Dreyfus Premier Class Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below.  If the Trust's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately.  Any Dreyfus Premier Class Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Dreyfus Premier Class Prospectus or this SAI at the time of the purchase of such shares.

To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor.  Any such qualification is subject to confirmation of your entitlement.

Checkwriting Privilege.  (Taxable Bond Funds, Municipal Bond Funds and Money Market Funds only)  Holders of Individual Accounts, with respect to Class M shares and Investor shares only, of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may write Checks drawn on their Fund accounts.  The Funds provide Checks automatically upon opening an account, unless the investor specifically refuses the Checkwriting Privilege by checking the applicable "No" box on the Account Application.  Checks will be sent only to the registered owner(s) of the account and only to the address of record.  The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form.  The Account Application or Shareholder Services Form must be manually signed by the registered owner(s).  Checks are drawn on the investor's Fund account and may be made payable to the order of any person in an amount of $500 or more.  When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause a Fund to redeem a sufficient number of full and fractional shares in the investor's account to cover the amount of the Check.  Potential fluctuations in the NAV of a Taxable Bond Fund or Municipal Bond Fund should be considered in determining the amount of a Check.  Dividends are earned until the Check clears.  After clearance, a copy of the Check will be returned to the investor.  Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

If the amount of the Check is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds.  Checks should not be used to close an account.  Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason.  Investors should date Checks with the current date when writing them.  Please do not postdate Checks.  If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

The Checkwriting Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions.  Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

Wire Redemption Privilege.  Holders of Individual Accounts may redeem Fund shares by wire.  By using this Privilege, you authorize the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine.  Ordinarily, a Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form.  Redemption proceeds (minimum $1,000 and maximum $150,000 per day; $500,000 for joint accounts every 30 days) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System.  Fees ordinarily are imposed by such bank and borne by the investor.  Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent.  This request must be signed by each shareholder, with each signature guaranteed as described below under "Signatures."

TeleTransfer Privilege.  Holders of Individual Accounts may request by telephone that redemption proceeds be transferred between their Fund account and their bank account.  Only a bank account maintained in a domestic financial institution which is an ACH member may be designated.  Holders of jointly registered Individual Accounts or bank accounts may redeem through the TeleTransfer  Privilege for transfer to their bank account not more than $500,000 within any 30-day period.  You should be aware that if you have selected the TeleTransfer Privilege, any request for a TeleTransfer  transaction will be affected through the ACH system unless more prompt transmittal specifically is requested.  Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request.  Shares held in an IRA may not be redeemed through the TeleTransfer Privilege.  See "How to Buy Shares –  TeleTransfer  Privilege."

Signatures.  Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed.  The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program.  Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.  For more information with respect to signature-guarantees, Individual Account Holders of Class M shares and Investor shares should call 1-800-DREYFUS (inside the U.S. only) and holders of Dreyfus Premier shares should call 1-800-554-4611 (inside the U.S. only).

Redemption Commitment.  The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period.  Such commitment is irrevocable without the prior approval of the SEC.  In the case of requests for redemption from a Fund in excess of such amount, the Trust's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders.  In such event, the securities would be valued in the same manner as the Fund's portfolio is valued.  If the recipient sold such securities, brokerage charges might be incurred.

Suspension of Redemptions.  The right to redeem Fund shares may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings); (b) when trading in the markets the Fund ordinarily utilizes is restricted or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (c) for such other periods as the SEC, by order, may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

General.  The following shareholder services are available only to holders of Investor shares in Individual Accounts, holders of Dreyfus Premier shares and certain Individual Account holders of Class M shares.

Fund Exchanges.  Holders of Class M shares or Investor shares can generally exchange such shares of a Fund worth $500 or more into shares of the same Class of any other Fund, to the extent such shares are offered for sale in their state of residence.

As of the Effective Date, investors also may exchange their Dreyfus Premier shares of a Dreyfus Premier Class Fund for Class B shares of General Money Market Fund, Inc. (the "General Fund"), a money market fund advised by Dreyfus.  The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account").  Exchanges of shares from an Exchange Account only can be made into Dreyfus Premier shares of another Dreyfus Premier Class Fund or Class B shares of funds in the Dreyfus Family of Funds.  No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account.  Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund's Exchange Account.  In addition, the time Dreyfus Premier shares are held in the General Fund's Exchange Account will be taken into account for purposes of calculating when such shares convert to Investor shares.  If an investor's Dreyfus Premier shares are held in the General Fund's Exchange Account at the time such shares are scheduled to convert to Investor shares, the investor will receive Class A shares of the General Fund.  Prior to the Effective Date, investors were permitted to exchange their Dreyfus Premier shares for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. ("Worldwide Dollar Fund"), and such shares were held in an Exchange Account.  Investors who held shares of Worldwide Dollar Fund in an Exchange Account on the Effective Date may continue to hold those shares and upon redemption from the Exchange Account or other applicable fund account, the applicable CDSC and conversion to Investor shares schedule will be calculated without regard to the time such shares were held in Worldwide Dollar Fund's Exchange Account.  Exchanges of shares from an Exchange Account in Worldwide Dollar Fund only can be made into Dreyfus Premier shares of a Dreyfus Premier Class Fund or Class B shares of funds in the Dreyfus Family of Funds and the General Fund.  See "How to Redeem Shares."  Redemption proceeds for Exchange Account shares are paid by Federal wire or check only.  Exchange Account shares also are eligible for the Auto-Exchange Privilege and the Automatic Withdrawal Plan, as described below.

Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.  Shares of the same Class of such funds purchased will be purchased on the basis of relative NAV per share.

To request an exchange, holders of BNY Mellon Accounts must contact their account officer, Investment Advisory Firm Clients must contact their financial advisor and holders of Individual Accounts, or their Service Agent acting on their behalf, must give exchange instructions to the Transfer Agent in writing or by telephone.  Before any exchange, you must obtain and should review a copy of the current prospectus of the Fund into which the exchange is being made.  Prospectuses may be obtained by calling 1-800-DREYFUS (inside the U.S. only) for holders of Class M shares and Investor shares or 1-800-554-4611 (inside the U.S. only) for holders of Dreyfus Premier shares.  For Individual Accounts, shares being exchanged must have a current value of at least $500, and each fund account, including those established through exchanges, must continue to meet the minimum account balance requirement of $10,000, with respect to Class M shares and Investor shares, and $1000, with respect to Dreyfus Premier shares.  Subsequent exchanges of Dreyfus Premier shares of a Dreyfus Premier Class Fund must be at least $500.  The ability to issue exchange instructions by telephone is given to all holders of Individual Accounts automatically, unless the account holder checks the relevant "No" box on the Account Application, indicating that this privilege is specifically refused.  The Telephone Exchange Privilege may be established for an existing Individual Account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-DREYFUS (inside the U.S. only) for holders of Class M shares and Investor shares or 1-800-554-4611 (inside the U.S. only) for holders of Dreyfus Premier shares, or by oral request from any of the authorized signatories on the account, also by calling 1-800-DREYFUS (inside the U.S. only) for holders of Class M shares and Investor shares or 1-800-554-4611 (inside the U.S. only) for holders of Dreyfus Premier shares. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine.  Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted.  No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.  In addition, you may be subject to a higher CDSC if you exchange into any fund that has a higher CDSC than does a Dreyfus Premier Class Fund.

Exchanges of a Fund's shares held by a tax-exempt retirement plan may be made only between the investor's retirement plan account in one Fund and such investor's retirement plan account in another Fund.

During times of drastic economic or market conditions, a Fund may suspend Fund exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase shares of the other Fund.  In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the Fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Auto-Exchange Privilege (Individual Accounts only).  The Auto-Exchange Privilege permits an investor to regularly purchase on a semi-monthly, monthly, quarterly or annual basis, in exchange for Class M shares or Investor shares of a Fund, shares of the same Class of another Fund of which the investor is a shareholder and, in exchange for Dreyfus Premier shares of a Dreyfus Premier Class Fund, shares of the same Class of another Dreyfus Premier Class Fund or Class B shares of certain funds in the Dreyfus Premier Family of Funds (including, for Dreyfus Premier shares of a Dreyfus Premier Class Fund, Class B shares of the General Fund held in an Exchange Account).  The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected.  This Privilege is available only for existing accounts.  With respect to a Fund's shares held by a tax-exempt retirement plan, exchanges may be made only between the investor's retirement plan account in one Fund and such investor's retirement plan account in another Fund.  Shares will be exchanged on the basis of relative NAV per share as described above under "Fund Exchanges."  Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor.  An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege.  In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction.  Shares held under IRAs and other retirement plans are eligible for this Privilege.  Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts.  With respect to all other retirement accounts, exchanges may be made only among those accounts.

The right to exercise this Privilege may be modified or canceled by a Fund or the Transfer Agent.  Holders of Class M shares and Investor shares may modify or cancel their exercise of this Privilege at any time by mailing written notification to BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-5268, and holders of Dreyfus Premier shares may modify or cancel their exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268.  A Fund may charge a service fee for the use of this Privilege.  No such fee currently is contemplated.  For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain an Exchange Authorization Form, holders of Class M shares and Investor shares, please call toll free 1-800-DREYFUS (inside the U.S. only) and holders of Dreyfus Premier shares, please call toll free 1-800-554-4611 (inside the U.S. only).

Fund exchanges and the Auto-Exchange Privilege are available to holders of Individual Accounts resident in any state in which shares of a Fund being acquired may legally be sold.  Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one Fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt retirement plan) may realize a taxable gain or loss.

The Trust reserve the right to reject any exchange request in whole or in part.  The Trust's exchange service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Automatic Asset Builder (Individual Accounts only).  Automatic Asset Builder permits the holder of an Individual Account to purchase (minimum of $100 and maximum of $150,000 per transaction) a Fund's shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund, at regular intervals selected by you.  A Fund's shares are purchased by transferring funds from the bank account designated by you.  Only an account maintained at a domestic financial institution which is an ACH member may be so designated.  To establish an Automatic Asset Builder account, you must file an authorization form with the Transfer Agent.  Holders of Class M shares and Investor shares may obtain the necessary authorization form by calling 1-800-DREYFUS (inside the U.S. only), and the notification will be effective three business days following receipt.  The Trust may modify or terminate this Privilege at any time or charge a service fee.  No such fee currently is contemplated.

Automatic Withdrawal Plan (Individual Accounts only).  The Automatic Withdrawal Plan permits the holder of an Individual Account with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis.  Withdrawal payments are the proceeds from sales of a Fund's shares, not the yield on the shares.  If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted.  An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-DREYFUS (inside the U.S. only) for holders of Class M shares and Investor shares or 1-800-554-4611 (inside the U.S. only) for holders of Dreyfus Premier shares.  Automatic Withdrawal may be terminated at any time by the investor, the Trust or the Transfer Agent.

No CDSC with respect to Dreyfus Premier shares and Class B shares held in an Exchange Account will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal.  Withdrawals with respect to Dreyfus Premier shares or Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC.

Particular tax-exempt retirement plans may permit certain participants to establish an automatic withdrawal plan from such retirement plans.  Participants should consult their retirement plan sponsor and tax adviser for details.  Such a withdrawal plan is different from the Automatic Withdrawal Plan.

Dividend Options (Individual Accounts only).  Dividend Sweep allows holders of Individual Accounts to invest automatically their dividends or dividends and other distributions, if any, from Class M shares and Investor shares of a Fund in shares of the same Class of another Fund of which the investor is a shareholder.  Shares of the same Class of other Funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share.

Dividend ACH permits holders of Individual Accounts to transfer electronically dividends or dividends and other distributions, if any, from a Fund to a designated bank account.  Only an account maintained at a domestic financial institution which is an ACH member may be so designated.  Banks may charge a fee for this service.

For more information concerning these Privileges, or to request a Dividend Options Form, holders of Class M shares and Investor shares should call toll free 1-800-DREYFUS (inside the U.S. only).  Holders of Class M shares and Investor shares may cancel these Privileges by mailing written notification to the BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-5268.  To select a new Fund after cancellation, you must submit a new Dividend Options Form.  Enrollment in or cancellation of these Privileges is effective three business days following receipt.  These Privileges are available only for Individual Accounts and may not be used to open new accounts.  Minimum subsequent investments do not apply for Dividend Sweep.  The Trust may modify or terminate these Privileges at any time or charge a service fee.  No such fee currently is contemplated.

Government Direct Deposit Privilege (Individual Accounts only).  Government Direct Deposit Privilege enables holders of Individual Accounts to purchase (minimum of $100 and maximum of $50,000 per transaction) a Fund's shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund, by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account.  You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as a Fund, may be appropriate for you.  To enroll in Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege.  Holders of Class M shares and Investor shares may obtain the appropriate form by calling 1-800-DREYFUS (inside the U.S. only).  Death or legal incapacity will terminate your participation in this Privilege.  You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency.  Further, a Fund may terminate your participation upon 30 days' notice to you.

Payroll Savings Plan (Individual Accounts only).  Payroll Savings Plan permits holders of Individual Accounts to purchase (minimum $100 per transaction) a Fund's shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund, automatically on a regular basis.  Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Fund account electronically through the ACH system at each pay period.  To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department.  Your employer must complete the reverse side of the form and return it, for holders of Class M shares and Investor shares, to the BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-5268.  Holders of Class M shares and Investor shares may obtain the necessary authorization form by calling 1-800-DREYFUS (inside the U.S. only).  You may change the amount of purchase or cancel the authorization only by written notification to your employer.  It is the sole responsibility of your employer, not the Distributor, the Investment Adviser, Dreyfus, the Funds, the Transfer Agent or any other person, to arrange for transactions under the Payroll Savings Plan.  The Trust may modify or terminate this Privilege at any time or charge a service fee.  No such fee currently is contemplated.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities.  A Fund's equity investments are valued on the basis of market quotations or official closing prices.  A Fund's portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.  Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price.  Bid price is used when no asked price is available.  Investments in shares of underlying funds are valued at their respective NAVs as of the time of computation.

A Fund's debt securities are valued each business day by an independent pricing service (the "Service") approved by the Trust's Board.  Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).  The value of other debt securities is determined by the Service based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions.  The Service may employ electronic data processing techniques and/or a matrix system to determine valuations of a Fund's debt securities.  Debt securities that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange.  Bid price is used when no asked price is available.  The Service's procedures are reviewed under the general supervision of the Trust's Board.

Short-term investments of each Fund (other than BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund) may be carried at amortized cost, which approximates value.  The valuation of each Money Market Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses.  This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The Board has established, as a particular responsibility within the overall duty of care owed to each Money Market Fund's investors, procedures reasonably designed to stabilize each Money Market Fund's price per share as computed for the purpose of purchases and redemptions at $1.00.  Such procedures include review of each Money Market Fund's portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.  In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued.  Other investments and assets, to the extent a Money Market Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board.  The extent of any deviation between a Money Market Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board.  If such deviation exceeds 1/2%, the Board will consider promptly what action, if any, will be initiated.  In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

Expenses and fees, including the investment advisory fee and administration fee, are accrued daily and taken into account for the purpose of determining NAV.

Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Investment Adviser (or the Sub-Adviser with respect to the portion of a Fund's assets allocated to the U.S. Large Cap Equity Strategy).  Forward currency contracts will be valued at the current cost of offsetting the contract.  If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's portfolio securities.

Restricted securities, as well as other securities or assets for which recent market quotations or, as to equity securities, official closing prices are not readily available or are determined by the Trust not to reflect accurately fair value (such as when the value of an equity security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market but before the Trust calculates a Fund's NAV) and that is determined by the Trust to have changed the value of the security), or are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust's Board.  Fair value of a Fund's investments may be determined by the Trust's Board, its pricing committee or its valuation committee using such information as it deems appropriate under the circumstances.  The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers.  Fair value of a Fund's foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.  The valuation of a security based on fair value procedures may differ from the security's most recent price (or official closing price with respect to an equity security), and from the prices used by other mutual funds to calculate their net asset values.  Foreign equity and taxable debt securities held by a Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund.  Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased.  This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities.  Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost.  Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

New York Stock Exchange Closings.  The holidays (as observed) on which the NYSE is currently scheduled to be closed are:  New Year's Day, Dr.  Martin Luther King Jr.  Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions

Each Fund ordinarily declares and pays dividends from its net investment income as follows:

Fund	Dividend Frequency
BNY Mellon Large Cap Stock Fund	Monthly*
BNY Mellon Large Cap Market Opportunities Fund	Annually
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	Annually
BNY Mellon Income Stock Fund	Monthly*
BNY Mellon Mid Cap Stock Fund	Annually
BNY Mellon Small Cap Stock Fund	Annually
BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon Focused Equity Opportunities Fund BNY Mellon Small/Mid Cap Fund	Annually Annually Annually
BNY Mellon International Fund	Annually
BNY Mellon Emerging Markets Fund	Annually
BNY Mellon International Appreciation Fund	Annually
BNY Mellon Bond Fund	Monthly*
BNY Mellon Intermediate Bond Fund	Monthly*
BNY Mellon Intermediate U.S. Government Fund	Monthly*
BNY Mellon Short-Term U.S. Government Securities Fund	Monthly*
BNY Mellon National Intermediate Municipal Bond Fund	Monthly**
BNY Mellon National Short-Term Municipal Bond Fund	Monthly**
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Monthly**
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Monthly**
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Monthly**
BNY Mellon Municipal Opportunities Fund	Monthly**
BNY Mellon Asset Allocation Fund	Monthly*
BNY Mellon Money Market Fund	Monthly**
BNY Mellon National Municipal Money Market Fund	Monthly**

__________________

*    Each Fund usually declares dividends on the second-to-last business day of each month and pays dividends on the last business day of each month.

**  Each Fund usually declares dividends daily and pays dividends on the last business day of each month.

Each Fund distributes net realized capital gains, if any, once a year.  A Fund, however, may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.  A Fund may not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired.  Each share class will generate a different dividend because each has different expenses.

All expenses are accrued daily and deducted before the declaration of dividends to investors.  Generally, shares purchased on a day on which a Fund calculates its NAV will begin to accrue dividends on that day, and redemption orders effected on any particular day will receive dividends declared only through the business day prior to the day of redemption.

Holders of Individual Accounts may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV or to reinvest both dividends and other distributions in additional Fund shares at NAV.  For Individual Accounts, dividends and other distributions will be reinvested in Fund shares unless the shareholder instructs the Fund otherwise.  Persons who hold Fund shares through BNY Mellon Accounts or BNY Mellon Wealth Advisors Brokerage Accounts or Qualified Employee Benefit Plan Accounts should contact their account officer, financial advisor or plan sponsor (employer or employer organization or both), respectively, and Investment Advisory Firm Clients should consult their financial advisor, for information on reinvestment of dividends and other distributions.

If you elect to receive dividends and other distributions in cash, and your distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that distribution and all future distributions payable to you in additional Fund shares at NAV.  No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Any dividend or distribution paid shortly after an investor's purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment.  Such a dividend or distribution would be a return of capital taxable (to the extent not tax-exempt) as stated under "Dividends, Distributions and Taxes" in the relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus.  In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has (or is deemed to have) received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received or deemed to have been received.

Taxes

General.  Each Fund is treated as a separate corporation for Federal income tax purposes.  Dreyfus believes that each Fund has qualified for treatment as a "regulated investment company" ("RIC") under the Code for the fiscal year ended August 31, 2011.  Each Fund intends to continue to so qualify, if such qualification is in the best interests of its shareholders.  To qualify as a RIC, each Fund must, among other things: (a) derive in each taxable year (the "gross income test") at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (ii) net income from interests in "qualified publicly traded partnerships" ("QPTPs") (as defined in the Code); (b) diversify its holdings (the "asset diversification test") so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more QPTPs; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year.  If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.  The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

Pursuant to the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Modernization Act"), a RIC that fails the gross income test for a taxable year shall nevertheless be considered to have satisfied the test for such year if (i) the RIC satisfies certain procedural requirements, and (ii) the RIC's failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (x) the RIC's non-qualifying gross income exceeds (y) one-ninth of the RIC's qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter shall nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the RIC's failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the RIC's assets at the end of such quarter and (ii) $10,000,000 (a "de minimis failure"), the RIC shall be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC shall nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the RIC satisfies certain procedural requirements; (ii) the RIC's failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.  However, in such case, a tax is imposed on the RIC, at the current rate of 35%, on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met.  In all events, however, such tax will not be less than $50,000.

As a RIC, each Fund will pay no federal income tax on its net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code.  If a Fund were to fail to qualify as a RIC in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and, for taxable years beginning before January 1, 2013 (unless such date is extended by future legislation), may be eligible for a 15% preferential maximum tax rate in the case of shareholders taxed as individuals, provided in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund's shares (as described below).  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year.  Generally, the required distribution is 98% of each Fund's ordinary income for the calendar year plus 98% (98.2% for calendar years after 2010) of its capital gain net income, determined under prescribed rules for this purpose, recognized during the one-year period ending on October 31st of such year (or December 31st of that year if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years.  Each Fund generally intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.  A Fund's investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of Fund Distributions (Funds other than the Municipal Bond Funds and BNY Mellon National Municipal Money Market Fund).  For federal income tax purposes, distributions of investment income generally are taxable as ordinary income to the extent of each Fund's earnings and profits.  Taxes on distributions of capital gains are determined by how long each Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares.  In general, each Fund will recognize long-term capital gain or loss on assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less.  Distributions of "net capital gains," that is, the excess of net long-term capital gains over net short-term capital losses, that are properly characterized by a Fund as capital gain dividends ("capital gain dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013.  Distributions of net short-term capital gains that exceed net long-term capital losses will generally be taxable as ordinary income.  The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any.  Under the Modernization Act, if a RIC has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of the RIC's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC's next taxable year, and the excess (if any) of the RIC's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC's next taxable year.  Any such capital losses of a RIC may be carried forward to succeeding taxable years of the RIC without limitation.  Net capital loss carryforwards of a RIC arising in taxable years of the RIC beginning on or before December 22, 2010 (the date of enactment of the Modernization Act) may be applied against any net realized capital gains of the RIC in each succeeding year, or until their respective expiration dates, whichever is first.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid for his or her shares).  Distributions are taxable regardless of whether shareholders receive them in cash or in additional shares.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which the distributions are declared rather than the calendar year in which they are received.

Each Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained.  In such case, the Fund may designate its retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder in the Fund will (i) be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, (ii) receive a refundable tax credit for his or her pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his or her shares in the Fund by an amount equal to the deemed distribution less the tax credit.

In general, dividends (other than capital gain dividends) paid by a Fund to U.S. individual shareholders may be eligible for the 15% preferential maximum tax rate to the extent that the Fund's income consists of dividends paid by U.S. corporations and certain "qualified foreign corporations" on shares that have been held by the Fund for at least 61 days during the 121-day period commencing 60 days before the shares become ex-dividend.  Dividends paid on shares held by the Fund will not be taken into account in determining the applicability of the preferential maximum tax rate to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Dividends paid by REITs are not generally eligible for the preferential maximum tax rate.  Further, a "qualified foreign corporation" does not include any foreign corporation, which for its taxable year in which its dividend was paid, or the preceding taxable year, is a passive foreign investment company.  Unless extended, this favorable provision will expire on December 31, 2012, and ordinary dividends will again be taxed at tax rates applicable to ordinary income.  In order to be eligible for the preferential rate, the shareholder in the Fund must have held his or her shares in the Fund for at least 61 days during the 121-day period commencing 60 days before the Fund shares become ex-dividend.  Additional restrictions on a shareholder's qualification for the preferential rate may apply.

In general, dividends (other than capital gain dividends) paid by a Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations (other than REITs) on shares that have been held by the Fund for at least 46 days during the 91-day period commencing 45 days before the shares become ex-dividend.  Dividends paid on shares held by the Fund will not be taken into account for this purpose if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), or to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividend received deduction may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing holding period and other requirements with respect to its shares of the Fund or by application of the Code.

If a Fund makes a distribution that is or is considered to be in excess of its current and accumulated "earnings and profits" for the relevant period, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares.  A sale, exchange or redemption of Fund shares will give rise to a gain or loss.  Any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.

However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to the shares.  Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased (including by means of a dividend reinvestment plan) within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Passive Foreign Investment Companies.  A Fund may own shares in certain foreign entities that are treated as "passive foreign investment companies" ("PFICs"), which could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or gains from a disposition of shares in the PFIC.  To avoid this treatment, to the extent a Fund owns PFIC shares, the Fund intends to make an election to mark the gains (and to a limited extent losses) in a PFIC "to the market" as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund's taxable year.  Such gains and losses are treated as ordinary income and loss.  Alternatively, a Fund may in certain cases elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include in its income annually its share of the PFIC's income and net capital gains, regardless of whether the Fund receives any distribution from the PFIC.

The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.  Making either of these elections therefore may require the Fund to liquidate investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund's total return.  Dividends paid by PFICs generally will not be eligible to be treated as qualified dividend income.

Non-U.S. Taxes.  Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes.  Tax treaties between the United States and certain countries may reduce or eliminate such taxes.  If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, or, as provided in the Modernization Act, if at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid or deemed paid by the Fund.  If the Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid or deemed paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both).  For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources.  No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions.  In certain circumstances, a shareholder that (i) has held shares of the Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares.  Additionally, the Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for "creditable" taxes to flow-through.  Each shareholder should consult his or her own tax advisor regarding the potential application of foreign tax credits.

Foreign Currency Transactions.  Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss.  Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, also are treated as ordinary income or loss.

Financial Products.  A Fund's investments in options, futures contracts, forward contracts, swaps and derivatives, as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (including notional principal contract, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund (including, potentially, without a corresponding receipt of cash with which to make required distributions), defer fund losses, cause adjustments in the holding periods of Fund securities, convert capital gains into ordinary income, render dividends that would otherwise be eligible for the dividends received deduction or a preferential rate of taxation ineligible for such treatment, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to shareholders of the Fund.  In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the applicable requirements, to maintain its qualification as a RIC and avoid fund-level taxation.

Securities Issued or Purchased at a Discount and Payment-in-Kind Securities.  A Fund's investments, if any, in securities issued or purchased at a discount, as well as certain other securities (including zero coupon obligations and certain redeemable preferred stock), may require the Fund to accrue and distribute income not yet received.  Similarly, a Fund's investment in payment-in-kind securities will give rise to income which is required to be distributed even though the Fund receives no payment in cash on the security during the year.  In order to generate sufficient cash to make its requisite distributions, the Fund may be required to borrow money or sell securities in its portfolio that it otherwise would have continued to hold.

Certain Higher-Risk and High Yield Securities.  Certain Funds may invest in lower-quality fixed income securities, including debt obligations of issuers not currently paying interest or that are in default.  Investments in debt obligations that are at risk of or are in default present special tax issues for those Funds.  Tax rules are not entirely clear on the treatment of such debt obligations, including as to whether and to what extent the Fund should recognize market discount on such a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund shall allocate payments received on obligations in default between principal and interest.  These and other related issues will be addressed by a Fund if it invests in such securities as part of the Fund's efforts to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Funds Investing in Municipal Obligations and Municipal Securities (Municipal Bond Funds and BNY Mellon National Municipal Money Market Fund).  It is anticipated that substantially all of the income dividends to be paid by the Municipal Bond Funds and BNY Mellon National Municipal Money Market Fund that invest substantially all of their assets in Municipal Obligations and Municipal Securities, respectively, will be exempt from federal income taxes.  It is possible, however, that a portion of the income dividends from such Funds will not be exempt from federal income taxes.  Municipal or other tax-exempt funds may realize capital gains from the sale or other disposition of municipal securities or other securities.  Distributions by such Funds of capital gains will be treated in the same manner as described under "Taxation of Fund Distributions."  Recipients of social security and/or certain railroad retirement benefits who receive income dividends from municipal bond or other tax-exempt funds may have to pay taxes on a portion of their benefits.  Shareholders will receive a Form 1099-DIV, Form 1099-INT or other IRS forms, as required, reporting the taxability of all dividends.  The Municipal Bond Funds and BNY Mellon National Municipal Money Market Fund may invest in municipal securities the income from which is subject to AMT.  Such Funds will advise shareholders of the percentage of dividends, if any, which should be included in the computation of AMT.

Because the income dividends of the Municipal Bond Funds and BNY Mellon National Municipal Money Market Fund are expected to be derived from tax-exempt interest on municipal securities, any interest on money a shareholder of such a Fund borrows that is directly or indirectly used to purchase shares in the Fund is not deductible.  Further, entities or persons that are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisors before purchasing shares of these Funds.  The income from such bonds may not be tax-exempt for such substantial users.  There also may be collateral federal income tax consequences regarding the receipt of dividends exempt from federal income tax by shareholders such as S corporations, financial institutions and property and casualty insurance companies.  A shareholder falling into any such category should consult its tax adviser concerning its investment in such Funds that is intended to generate dividends exempt from federal income tax.

Any loss realized upon a taxable disposition of shares in a Municipal Bond Fund or BNY Mellon National Municipal Money Market Fund that have been held for six months or less will be disallowed to the extent of any exempt-interest dividends received (or deemed received) by the shareholder with respect to the shares.  Under the Modernization Act, this loss disallowance rule, however, does not apply with respect to a regular dividend paid by a RIC which declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis.

Under the Modernization Act, if at least 50% of the value of a Municipal Bond Fund's or BNY Mellon National Municipal Money Market Fund's total assets at the close of each quarter of its taxable year is represented by interests in other RICs (such as a Fund of Funds), the Fund may pass through to its shareholders its exempt interest income in the form of dividends that are exempt from federal income tax.

Proposals have been and may be introduced before Congress that would restrict or eliminate the federal income tax exemption of interest on municipal securities.  If such a proposal were enacted, the availability of such securities for investment by a Municipal Bond Fund or BNY Mellon National Municipal Money Market Fund that would otherwise invest in tax-exempt securities and the value of such a Fund's portfolio would be affected.  In that event, such a Fund would reevaluate its investment objective and policies.

The treatment under state and local tax law of dividends from a Fund that invests in municipal securities may differ from the federal income tax treatment of such dividends under the Code.

Investing in Mortgage Entities.  Special tax rules may apply to the investments by a Fund in entities which invest in or finance mortgage debt.  Such investments include residual interests in "real estate mortgage investment conduits" ("REMICs") and interests in a REIT which qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code.  Although it is the practice of the Fund not to make such investments, there is no guarantee that the Fund will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in a Fund receiving excess inclusion income ("EII") in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII.  This can result in the Fund being required to pay tax on the portion of its EII that is allocated to disqualified organizations, including certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income ("UBTI").  In addition, such amounts generally cannot be offset by net operating losses, will be treated as UBTI to tax-exempt organizations that are not disqualified organizations, and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any otherwise applicable exemptions or rate reductions in any relevant tax treaties.

Special tax consequences also apply where charitable remainder trusts invest in RICs that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools.  Furthermore, any investment in residual interests of a REMIC can create complex tax consequences to both a Fund and its shareholders, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

Tax-Exempt Shareholders.  Under current law, each Fund serves to "block" (that is, prevent the attribution to shareholders of) UBTI from being realized by its tax-exempt shareholders (including, among others, individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities).  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.  As noted above, a tax-exempt shareholder may also recognize UBTI if a Fund recognizes EII derived from direct or indirect investments in residual interests in REMICs or taxable mortgage pools.  If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Backup Withholding.  Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to a shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.  Corporate shareholders, certain foreign persons and other shareholders specified in the Code and applicable regulations are generally exempt from backup withholding, but may need to provide documentation to a Fund to establish such exemption.

Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign (Non-U.S.) Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty, if any, to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or other applicable tax form certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or, if applicable, a lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.  All non-U.S. shareholders should consult their tax advisors to determine the appropriate tax forms to provide to a Fund to claim a reduced rate or exemption from U.S. federal withholding taxes, and the proper completion of those forms.

In general, and subject to the exceptions described below, U.S. withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends or upon the sale or other disposition of Fund shares.

For non-U.S. shareholders of a Fund, a distribution by the Fund that is attributable to the Fund's receipt of certain capital gain distributions from a REIT and, for calendar years before 2012, gains from sales or exchanges of "United States real property interests" ("USRPIs") generally will be treated as "effectively connected" real property gain that is subject to tax in the hands of the non-U.S. shareholder at the graduated rates applicable to U.S. shareholders (subject to a special alternative minimum tax in the case of nonresident alien individuals), a potential 30% branch profits tax in the hands of a non-U.S. shareholder that is a corporation and a 35% withholding tax (which can be credited against the non-U.S. shareholder's direct U.S. tax liabilities) if the Fund is a "United States real property holding corporation" (as such term is defined in the Code, and referred to herein as a "USRPHC") or would be but for the operation of certain exclusions.  An exception to such treatment is provided if the non-U.S. shareholder has not owned more than 5% of the class of stock of a Fund in respect of which the distribution was made at any time during the one-year period ending on the date of the distribution.  In that case, the distribution generally is treated as an ordinary dividend subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).  In addition, non-U.S. shareholders may be subject to certain tax filing requirements if a Fund is a USRPHC.

Gains from the disposition of Fund shares by a non-U.S. shareholder will be subject to withholding tax and treated as income effectively connected to a U.S. trade or business if at any time during the five-year period ending on the date of disposition (or if shorter, the non-U.S. shareholder's holding period for the shares), a Fund was a USRPHC and the foreign shareholder actually or constructively held more than 5% of the outstanding shares of the Fund.  Notwithstanding the foregoing, gains recognized upon a disposition of Fund shares in calendar years before 2012 will not be subject to U.S. income or withholding taxes if the Fund is "domestically controlled" (as such term is defined in the Code).

Non-U.S. shareholders that engage in certain "wash sale" and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from a Fund that would be treated as gain effectively connected with a U.S. trade or business generally will be treated as having received such distributions.  All shareholders of a Fund should consult their tax advisors regarding the application of the foregoing rule.

For calendar years before 2012, a distribution of a USRPI in redemption of a non-U.S. shareholder's Fund shares generally will cause a Fund to recognize gain if the Fund is considered "domestically controlled."  If a Fund is required to recognize gain, the amount of gain recognized will equal a percentage of the excess of the fair market value of the distributed USRPI over the Fund's adjusted basis in the distributed USRPI, with such percentage based on the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of the redemption.

For taxable years of RICs beginning before January 1, 2012, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund's "qualified net interest income" (generally, the fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year).  However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form).  In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

The Hiring Incentives to Restore Employment Act.  Under provisions of The Hiring Incentives to Restore Employment Act, P.L. 111-147 (the "HIRE Act"), certain payments of U.S. source interest, dividends, and other fixed or determinable annual or periodical gains, profits and dividends or interest (all such payments, "withholdable payments"), which are made to a "foreign financial institution," which term may include certain foreign shareholders, may be subject to a 30% withholding tax, if the foreign financial institution does not, among other things, comply, under an agreement with the Secretary of the U.S. Treasury or his/her delegate, with prescribed due diligence requirements necessary to determine which of its accounts (including equity interests in the foreign financial institution) are held by specified United States persons or United States owned foreign entities (such accounts, "United States accounts"), and prescribed reporting requirements in respect of its United States accounts.  Further, a 30% withholding tax may apply in respect of "passthru payments" made by a foreign financial institution to certain account holders that do not comply with reasonable information requests aimed at enabling the foreign financial institution to identify its United States accounts and meet applicable reporting obligations.  The HIRE Act will further impose a 30% withholding tax on certain payments to non-financial foreign entities.  The scope of the applicable HIRE Act provisions is not entirely clear and no assurance can be given that some or all of the income of a Fund, and/or certain of the Fund's shareholders will not be subject to any of the above described withholding taxes or that information will not be required to be reported to the IRS in respect of a shareholder's interest in the fund.  To comply with the requirements of the HIRE Act, a Fund may, in appropriate circumstances, require shareholders to provide information and tax documentation regarding their direct and indirect owners.  While the withholding tax provisions of the HIRE Act were to have been effective beginning in 2013, the U.S. Treasury Department and the IRS have indicated that future regulatory guidance will provide for a phased-in implementation of these provision, with withholding on withholdable payments, other than gross proceeds, to begin on January 1, 2014, withholding on withholdable payments in the form of gross proceeds to begin on January 1, 2015, and withholding on certain "passthru payments" to begin on a date to be provided in future guidance, but no earlier than January 1, 2015.

The HIRE Act also imposes information reporting requirements on individuals (and, to the extent provided in future regulations, certain domestic entities) that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect of understatements of tax attributable to undisclosed foreign financial assets.  This information reporting requirement is generally applicable for taxable years beginning after March 18, 2010.  The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in certain investments of a Fund.

All non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Possible Legislative Changes.  The tax consequences described herein may be affected (possibly with retroactive effect) by various legislative bills and proposals that may be initiated in Congress. Several provisions of the Code relating to the taxation of RICs and their foreign shareholders will expire at the end of 2011, and it is possible that those provisions could be legislatively extended.  Similarly, several preferential tax provisions discussed herein (including the taxation to individuals of qualified dividend income at capital gains rates, as well as certain preferential tax rates) are set to expire at the end of 2012, but may, through legislative action, be extended or otherwise modified.  Prospective investors should consult their own tax advisers regarding the status of any proposed legislation and the effect, if any, on their investment in a Fund.

Other Tax Matters.  Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situation.

Dividends, distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes.  Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

PORTFOLIO TRANSACTIONS

General.  The Investment Adviser assumes general supervision over the placement of securities purchase and sale orders on behalf of the Funds, which are executed through the Investment Adviser's trading desk (the "Trading Desk").  The Investment Adviser monitors the portfolio trading activity within the investment strategies of each Fund to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of a Fund.

The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid.  Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable.  In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a Fund are selected on the basis of their professional capability and the value and quality of their services.  The Trading Desk attempts to obtain best execution for the Funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security).  In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use.  Seeking to obtain best execution for all trades takes precedence over all other considerations.

Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers.  Under the Trading Desk's procedures, portfolio managers and their corresponding Trading Desks may, but are not required to, aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account.  In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated.  As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met.  Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission.  However, random allocations of aggregate transactions may be made to minimize custodial transaction costs.  In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts and other relevant factors).

The Investment Adviser, the Sub-Adviser and the portfolio managers responsible for allocated portions of BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's assets also manage Other Accounts and may submit purchase and sale orders for portfolio securities concurrently for one or both Funds and/or Other Accounts.  Orders on behalf of the Funds are submitted to the Trading Desk; whereas, orders for the Other Accounts may be submitted to the trading desk of an affiliate of the Investment Adviser or the trading desk of the Sub-Adviser.  Because the Investment Adviser seeks to promote tax efficiency and avoid wash sale transactions for the Funds, certain orders submitted on behalf of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund may be delayed and not aggregated (or "bunched") with those of the other Fund or Other Accounts.  In some cases, the delay may adversely affect the price paid or received by these Funds for such portfolio securities or the amount of the commission paid to the broker or dealer.

Although BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund use certain tax-sensitive strategies, none of the Funds have any limitations regarding portfolio turnover and portfolio turnover may vary from year to year as well as within a year.  In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses.  The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.  Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and lower the Fund's after-tax performance, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

To the extent that a Fund invests in foreign securities, certain of the Fund's transactions in those securities may not benefit from the negotiated commission rates available to the Funds for transactions in securities of domestic issuers.  Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

The portfolio managers may deem it appropriate for one Fund or Other Account they manage to sell a security while the other Fund or another Other Account they manage is purchasing the same security.  Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the Funds and/or Other Accounts ("cross transactions").  Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

The Funds and Other Accounts managed by the Investment Adviser, the Sub-Adviser or an affiliated entity may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

For the fiscal years ended August 31, 2009, 2010 and 2011 (except as indicated), the amounts paid by the indicated Funds for brokerage commissions and concessions on principal transactions, none of which were paid to the Distributor, were as follows:

	Brokerage Commissions Paid
	2009	2010	2011
BNY Mellon Large Cap Stock Fund	$3,282,106	$ 20,079	$
BNY Mellon Large Cap Market Opportunities Fund	-	$2,008[2]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	-	$5,140[2]	$
BNY Mellon Income Stock Fund	$ 209,758	$ 140,401	$
BNY Mellon Mid Cap Stock Fund	$3,752,081	$ 3,902,983	$
BNY Mellon Small Cap Stock Fund	$3,078,790	$ 3,810,934	$
BNY Mellon U.S. Core Equity 130/30 Fund	$ 654,270	$ 603,197	$
BNY Mellon Focused Equity Opportunities Fund	-	$ 330,312[3]	$
BNY Mellon Small/Mid Cap Fund	-	$ 669,428[3]	$
BNY Mellon International Fund	$3,199,259	$2,014758	$
BNY Mellon Emerging Markets Fund	$3,563,638	$5,308,949	$
BNY Mellon International Appreciation Fund	$ 71,764[1]	$ 33,255	$
BNY Mellon Asset Allocation Fund _______________	$262,585	$ 173,248	$

1 From January 1, 2009 through August 31, 2009.  The Fund changed its fiscal year end to August 31 from December 31.

2 From July 30, 2010 (commencement of operations) through August 31, 2010.

3 From September 30, 2009 (commencement of operations) through August 31, 2010.

Concessions on Principal Transactions
Funds	2009	2010	2011

BNY Mellon Large Cap Stock Fund	-	$640,750	$
BNY Mellon Large Cap Market Opportunities Fund	-	-0-[2]	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	-	-0-[2]	$
BNY Mellon Income Stock Fund	$120,485	$ 35,266	$
BNY Mellon Mid Cap Stock Fund	$ 7,796	$ 16,013	$
BNY Mellon Small Cap Stock Fund	-0-	$186,807	$
BNY Mellon U.S. Core Equity 130/30 Fund	-0-	$ 62,396	$
BNY Mellon Focused Equity Opportunities Fund	-	$ 330,312[3]	$
BNY Mellon Small/Mid Cap Fund	-	$ 669,428[3]	$
BNY Mellon International Fund	-0-	-0-	$
BNY Mellon Emerging Markets Fund	-0-	-0-	$
BNY Mellon International Appreciation Fund	-0-[1]	-0-	$
BNY Mellon Asset Allocation Fund ________________	-0-	$ 54,661	$

1 From January 1, 2009 through August 31, 2009.  The Fund changed its fiscal year end to August 31 from December 31.

2 From July 30, 2010 (commencement of operations) through August 31, 2010.

3 From September 30, 2009 (commencement of operations) through August 31, 2010.

The reason for the differences between the aggregate dollar amount of brokerage commissions paid in 2011 by each of the above-indicated Funds and the aggregate dollar amount of brokerage commissions paid in either or both of the prior fiscal years by such Funds primarily was due to differences in trading activity, with higher brokerage commissions the result of increased relative trading activity and lower brokerage commissions the result of decreased relative trading activity.  BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund will not pay brokerage commissions or sales loads to buy and sell shares of an underlying fund.

The Trust contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Investment Adviser.  The Trust's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Investment Adviser are reasonable and fair.  There were no commissions paid to affiliates of the Investment Adviser for the fiscal year ended August 31, 2011.

Soft Dollars.  The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser.  Section 28(e) of the Securities Exchange Act of 1934 provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided.  Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

Subject to the policy of seeking best execution, the Investment Adviser may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e).  Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity in its investment decision-making responsibilities, as contemplated under Section 28(e).  Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following:  fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies.  The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement).  Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a "mixed use").  If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly.  The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars.  The non-research portion is paid for by the Trading Desk in hard dollars.

The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration.  Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided.  The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful.  Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

There may be no correlation between the amount of brokerage commissions generated by a Fund and the indirect benefits received by that Fund.  An affiliated entity may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit.  Further, research services and products may be useful to the affiliated entity in providing investment advice to any of the funds or clients it advises.  Likewise, information made available to the affiliated entity from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client, including the Funds.  Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity and fees are not reduced as a consequence of the receipt of such supplemental information.  Although the receipt of such research services does not reduce the normal independent research activities of the Investment Adviser or an affiliated entity, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

The transactions conducted on an agency basis through a broker for the indicated Funds for, among other things, research services for the fiscal year ended August 31, 2011 were as follows:

Name of Fund	Transaction Amount	Commissions and Concessions

BNY Mellon Asset Allocation Fund	$	$
BNY Mellon Emerging Markets Fund	$	$
BNY Mellon Focused Equity Opportunities Fund[1]	$	$
BNY Mellon Income Stock Fund	$	$
BNY Mellon International Fund	$	$
BNY Mellon Large Cap Stock Fund	$	$
BNY Mellon Large Cap Market Opportunities Fund	$	$
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	$	$
BNY Mellon Mid Cap Stock Fund	$	$
BNY Mellon Small Cap Stock Fund	$	$
BNY Mellon Small/Mid Cap Fund[1]	$	$
BNY Mellon U.S. Core Equity 130/30 Fund	$	$

 (Municipal Bond Funds only)  Portfolio securities ordinarily are purchased from and sold to parties acting either as principal or agent.  Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained.  Usually no brokerage commissions, as such, are paid by the fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent.  The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

When transactions are executed in the over-the-counter market (i.e., with dealers), the Investment Adviser (and where applicable, a sub-adviser or Dreyfus affiliate) will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

(Money Market Funds only)  All portfolio transactions of each money market fund are placed on behalf of the fund by the Investment Adviser.  Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument.  This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a "spread."  Other portfolio transactions may be executed through brokers acting as agent.  A fund will pay a spread or commission in connection with such transactions.  The Investment Adviser uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received.  The Investment Adviser also places transactions for other accounts that it provides with investment advice.

When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Investment Adviser (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account.  In some cases this system could have a differential effect on the price or volume of the investment instrument as far as a fund or account is concerned.  In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

When transactions are executed in the over-the-counter market (i.e., with dealers), the Investment Adviser will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtained.

IPO Allocations.  (Domestic Equity Funds, International Equity Funds and BNY Mellon Asset Allocation Fund only)  The Funds and certain Other Accounts advised by the Investment Adviser (and the Sub-Adviser or Dreyfus affiliate) may participate in IPOs.  In deciding whether to purchase an IPO, the Investment Adviser (and the Sub-Adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies Other Accounts (including the Funds) with investment objectives and strategies consistent with such a purchase.  Generally, as more IPOs involve small- and mid-cap companies, the Other Accounts with a small- and mid-cap focus may participate in more IPOs than Other Accounts (including the Funds) with a large-cap focus.  The Investment Adviser (and the Sub-Adviser or Dreyfus affiliate), when consistent with a Fund's and/or Other Account's investment guidelines, generally will allocate shares of an IPO on a pro rata basis.  In the case of "hot" IPOs, where the Investment Adviser (and the Sub-Adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating Other Accounts (including the Funds) managed by the Investment Adviser (or the Sub-Adviser or Dreyfus affiliate).  "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed.  The distribution of the partial allocation among the Funds and/or Other Accounts will be based on relevant net asset values.  Shares will be allocated on a pro rata basis to all appropriate Other Accounts (including the Funds), subject to a minimum allocation based on trading, custody, and other associated costs.  International hot IPOs may not be allocated on a pro rata basis due transaction costs, market liquidity and other factors unique to international markets.

Regular Broker-Dealers.  A Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act.  Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities.  The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended August 31, 2011 (the issuer of the securities and the aggregate value per issuer is as of August 31, 2011):

______________________.

Disclosure of Portfolio Holdings It is the policy of the Trust to protect the confidentiality of the Fund's portfolio holdings and prevent the selective disclosure of non-public information about such holdings.  Each Fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.  Each Fund, except the Money Market Funds, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, and each Money Market Fund may publicly disclose its complete schedule of portfolio holdings daily, at www.dreyfus.com.  In addition, fifteen days following the end of each calendar quarter, each Fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.  The schedule of holdings will remain on the website until the date on which the Trust files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

If a Fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings.  A Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

A Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  These service providers include the Funds' custodian, independent registered public accounting firm, investment advisers, administrator, and each of their respective affiliates and advisers.

Disclosure of a Fund's portfolio holdings may be authorized only by the Trust's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Trust's Board.

SUMMARY OF PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

The Trust's Board has delegated to Dreyfus the authority to vote proxies of companies held in the Funds' portfolios.  Dreyfus, through its participation on The Bank of New York Mellon's Proxy Policy Committee (the "PPC") applies The Bank of New York Mellon's Proxy Voting Policy, related procedures and voting guidelines when voting proxies on behalf of the Funds.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts.  Dreyfus further recognizes that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset.  An investment adviser's duty of loyalty precludes an adviser from subrogating its clients' interests to its own.  Accordingly, in voting proxies, Dreyfus seeks to act solely in the best financial and economic interests of the Funds.

Dreyfus seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by  third party vendors, and without consideration of any client relationship factors.  Further, Dreyfus engages a third party as an independent fiduciary to vote all proxies for Fund securities.

Each proxy is reviewed, categorized and analyzed in accordance with the PPC's written guidelines in effect from time to time.  The guidelines are reviewed periodically and updated as necessary to reflect new issues and changes to the PPC's policies on specific issues.  Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require.  Proposals for which a guideline has not yet been established are referred to the PPC for discussion and vote.  Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The PPC will also consider specific interests and issues raised by a Fund, which interests and issues may require that a vote for a Fund be cast differently from the collective vote in order to act in the best interests of such Fund.

 Dreyfus believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote.  Dreyfus carefully reviews proposals that would limit shareholder control or could affect shareholder values.

Dreyfus generally opposes proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders.  Dreyfus generally supports proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

On questions of social responsibility where economic performance does not appear to be an issue, Dreyfus attempts to ensure that management reasonably responds to the social issues.  Responsiveness is measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. Dreyfus pays particular attention to repeat issues where management has failed in its commitment to take specific actions.  With respect to funds having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, Dreyfus votes such issues in accordance with those investment policies.

Information regarding how Dreyfus voted proxies for the Funds is available on the Dreyfus website at www.dreyfus.com  and on the SEC's website at www.SEC.gov  on the Trust's Form N-PX.

INFORMATION ABOUT THE TRUST AND FUNDS

Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable.  Fund shares have equal rights in liquidation.  Fund shares have a par value of $.001 per share, have no preemptive or subscription rights, and are freely transferable.

The Trust is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes.  A shareholder of one series is not deemed to be a shareholder of any other series.  For certain matters shareholders vote together as a group; as to others they vote separately by series, or, where matters affect different classes of a series differently, by class.  The Trustees have authority to create an unlimited number of shares of beneficial interest, par value $.001 per share, in separate series.  The Trustees have authority to create additional series at any time in the future without shareholder approval.

On each matter submitted to a vote of the shareholders, all shares of each Fund shall vote together, except as to any matter for which a separate vote of any Fund is required by the 1940 Act and except as to any matter which affects the interests of particular Funds or classes differently, in which case the holders of shares of the one or more affected Funds or classes shall be entitled to vote separately.

The assets received by the Trust for the issue or sale of shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund, and are attributed to the applicable class thereof, and constitute the underlying assets of such Fund.  The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the Funds and the relative difficulty in administering each Fund.  Each share of each Fund represents an equal proportionate interest in that Fund with each other share of the same class and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Trustees.  Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that Fund, attributable to their class, and available for distribution.

The Trust does not hold annual meetings of shareholders.  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.  Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by a vote cast in person or by proxy at a meeting called for that purpose.  The Trustees are required to call a meeting of shareholders for the purposes of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter.  Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.  Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of Trustees from the separate voting requirements of the Rule.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.  However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee.  The Agreement and Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which the Investment Adviser believes is remote.  Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust.  The Trustees intend to conduct the operations of each Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such Fund.

With respect to BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Bond Fund and BNY Mellon Intermediate Bond Fund, effective December 31, 2004, each Fund changed the manner in which its respective investment objective is articulated.

The following persons are known by the Trust to own of record 5% or more of the indicated Fund's outstanding voting securities on December __, 2011.  A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

____________________________________.

FINANCIAL STATEMENTS

Each Fund will send annual and semi-annual financial statements to all of its shareholders of record.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, has passed upon the legality of the shares offered by the Class M and Investor Class Prospectus, Dreyfus Premier Class Prospectus and this SAI.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the non-interested Trustees of the Trust.

KPMG LLP, 345 Park Avenue, New York, New York 10154, was appointed by the Trustees to serve as the Trust's Independent Registered Public Accounting Firm for the year ending August 31, 2012, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the Funds.

APPENDIX A

RISK FACTORS—INVESTING IN PENNSYLVANIA MUNICIPAL BONDS

The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Pennsylvania (the "Commonwealth") and various local agencies, available as of the date of this Statement of Additional Information.  While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

General

Pennsylvania is the sixth most populous state in the nation.  The Commonwealth had been historically identified as a heavy industrial state, although declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy over the last thirty years.  Current major sources of economic growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.  Pennsylvania's agricultural industries also are an important component of the Commonwealth's economic structure, accounting for more than $5.8 billion in crop and livestock products annually.  Pennsylvania ranks among the top ten states in the production of a variety of agricultural products.  In 2009, agribusiness and food related industries reached export sales surpassing $1.5 billion in economic activity.

Pennsylvania's extensive public and private forests provide a vast source of material for the lumber, furniture and paper products industries.  The forestry and related industries accounts for 1.5% of employment with economic activity of nearly $5 billion in domestic and international trade.  Additionally, the Commonwealth derives a good water supply from underground sources, abundant rainfall, and a large number of rivers, streams and lakes.  Other natural resources include major deposits of coal, petroleum and natural gas.  Annually, about 77 million tons of anthracite and bituminous coal, 168 billion cubic feet of natural gas, and about 3.6 million barrels of oil are extracted from Pennsylvania.

In 2009, the population of Pennsylvania was 12.6 million.  The Commonwealth is highly urbanized, with 79% of the 2009 mid-year population estimate residing in the 15 metropolitan statistical areas of the Commonwealth.  The cities of Philadelphia and Pittsburgh, the Commonwealth's largest metropolitan areas, together contain almost 44% of the Commonwealth's total population.

Pennsylvania's average annual unemployment rate was equivalent to the national average throughout the 2000's.  Slower economic growth caused the rate to rise to 8.1% in 2009, compared to 4.3% in 2007.  From 2002 through 2009, Pennsylvania's annual average unemployment rate was below the national average.  As of September 2010, Pennsylvania's unemployment rate was 9.0%.

Personal income in the Commonwealth for 2009 was $498.8 billion, a decrease of 0.1% over the previous year.  During the same period, national personal income decreased by 1.7%.  Based on the 2009 personal income estimates, per capita income for 2009 was at $39,578 in the Commonwealth, compared to per capita income in the United States of $39,138.

Description of Funds

The Commonwealth utilizes the fund method of accounting, and over 150 funds have been established and currently exist for the purpose of recording receipts and disbursements, of which the General Fund is the largest.  The General Fund receives all tax and non-tax revenues and Federal grants and entitlements that are not specified by law to be deposited elsewhere.  The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund, including debt service on most bond indebtedness of the Commonwealth.  The Motor License Fund receives all tax and fee revenues relating to motor fuels and vehicles, except the revenues from ½¢ per gallon of the liquid fuels tax, which are deposited in the Liquid Fuels Tax Fund for distribution to local municipalities.  All revenues relating to motor fuels and vehicles are constitutionally required to be used only for highway purposes.  Similarly, other special revenue funds have been established by law to receive specified revenues appropriated to departments, boards and/or commissions for payment of their operating and administrative costs.  Some of these special revenue funds are required to transfer excess revenues to the General Fund, and some receive funding, in addition to their specified revenues, through appropriations from the General Fund.

The Tobacco Settlement Fund is a special revenue fund established to receive tobacco litigation settlement payments paid to the Commonwealth.  The Commonwealth is one of 46 states that settled certain smoking-related litigation in a November 1998 master settlement agreement with participating tobacco product manufacturers (the "MSA").  Under the MSA, the Commonwealth is entitled to receive a portion of payments made pursuant to the MSA by participating tobacco product manufacturers.  Most revenues to the Tobacco Settlement Fund are subject to annual appropriation by the General Assembly and approval by the Governor.

The Budget Stabilization Reserve Fund (replacing the Tax Stabilization Reserve Fund in 2002, the "BSRF") is a special revenue fund that receives a portion of any budgetary basis fiscal year-end surplus of the General Fund.  The BSRF is to be used for emergencies threatening the health, safety or welfare of citizens or during downturns in the economy that result in significant unanticipated revenue shortfalls not able to be addressed through the normal budget process.  Assets of the BSRF may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly.  At the end of Fiscal Year 2007, $176.9 million was transferred to the BSRF, which represented the required statutory transfer of 25% of the $707.8 million unappropriated surplus balance.  In July 2008, the statutory transfer of 25% was suspended for one year.  The budgets for Fiscal Years 2009 and 2010 included no transfers into the BSRF of any unappropriated surplus as no such surpluses existed at the end of Fiscal Years 2009 and 2010.  The Fiscal Year 2010 budget included a transfer of the entire $755.0 million balance of the BSRF to the General Fund to assist with the enactment of a balanced budget for Fiscal Year.  At present, the Commonwealth has a virtually zero balance in the BSRF.

Balances in the BSRF are to be used only when emergencies involving the health, safety or welfare of the residents of the Commonwealth or downturns in the economy resulting in significant unanticipated revenue shortfalls cannot be dealt with through the normal budget process.  Funds in the BSRF may be appropriated only upon the recommendation of the Governor and the approval of a separate appropriation bill by a vote of two-thirds of the members of both houses of the General Assembly. Any funds appropriated from the BSRF that are unspent are returned to the BSRF.

The Commonwealth maintains trust and agency funds that are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals.  Enterprise funds are maintained for departments or programs operated like private enterprises.  Two of the largest of these funds are the State Stores Fund and the State Lottery Fund.  The State Stores Fund is used for the receipts and disbursements of the Commonwealth's liquor store system, as the sale and distribution of all liquor within Pennsylvania is a government enterprise.  The State Lottery Fund is a an enterprise fund for the receipt of lottery ticket sales and lottery licenses and fees.  Its revenues, after payment of prizes, are dedicated to paying the costs of programs benefiting the elderly and handicapped in the Commonwealth.  In addition, the Commonwealth maintains funds classified as working capital, bond and sinking funds for specified purposes.

Financial information for the principal operating funds is maintained on a budgetary basis of accounting, which ensures compliance with the enacted operating budget and is governed by applicable Commonwealth statutes and by administrative procedures.  The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP").  The GAAP statements are audited jointly by the Department of the Auditor General and an independent public accounting firm.  The Commonwealth maintains a June 30th fiscal year end.

Revenues

Tax revenues constitute approximately 89.8% of Commonwealth revenues in the General Fund.  The major tax sources for the General Fund of the Commonwealth are the personal income tax ($9.969 billion, 36.1% of Fiscal Year 2010 revenues), the sales tax ($8.029 billion, 29% of Fiscal Year 2010 revenues), the corporate net income tax ($1.791 billion, 6.5% of Fiscal Year 2010 revenues) and the utility gross receipts tax ($1.287 billion, 4.7% of Fiscal Year 2010 revenues).

The Commonwealth's personal income tax is levied at a flat rate on the taxable income of all residents and resident trusts and estates and taxable income attributable to Pennsylvania non-resident estates and trusts.  The current tax rate of 3.07% became effective on January 1, 2004.  Credit against the tax is allowed for gross or net income taxes paid to other states by Pennsylvania residents.

The sales tax is levied at a rate of 6% on the sale, use, storage, rental or consumption of tangible personal property, cigarettes and certain services, and upon the occupancy of hotel rooms.  Substantial exemptions from the tax include clothing, food purchased in grocery stores or supermarkets, medical supplies, drugs, residential use of certain utilities, motor fuels, and machinery, equipment and items used in manufacturing, processing, farming or dairying and utility service.  Beginning in Fiscal Year 1998, 1.22% of collections, up to an annual limit of $75 million, were transferred to a special fund for mass transit assistance, and in Fiscal Year 2008 the percentage was increased by an additional 4.4%.

The corporate net income tax is paid by all domestic and foreign corporations for the privilege of doing business, carrying on activities or employing capital or property in the Commonwealth.  The current tax rate of 9.99% became effective for fiscal years beginning on or after January 1, 1995.

The utility gross receipts tax is levied on the gross receipts from business transacted within Pennsylvania by specified public utilities owned, operated or leased by corporations, associations or individuals.  The tax rate is 50 mills for all utilities except electric utilities, which are taxed at the rate of 44 mills.  The tax rate for electric utilities is adjusted annually under provisions of a formula enacted with the deregulation of electric generation in Pennsylvania.  Beginning with Fiscal Year 1999, 0.18% of receipts are transferred to a special fund for mass transit purposes.  Revenue from 0.2 mills of the tax is deposited in the Alternative Fuels Incentive Grant Fund.

Other taxes, including the capital stock and franchise taxes ($761.2 million, 2.8% of Fiscal Year 2010 revenues), the cigarette tax ($976.1 million, 3.5% of Fiscal Year 2010 revenues) and inheritance and estate taxes ($753.8 million, 2.7% of Fiscal Year 2010 revenues), also contribute significant revenues to the Commonwealth's budget.

The major tax sources for the Motor License Fund are the liquid fuels taxes and the oil company franchise tax.  For Fiscal Year 2010, the liquid fuels tax accounted for $548.9 million (20.6%), and the oil company franchise tax accounted for $448.0 million (16.8%) of Motor License Fund revenues.  Portions of certain taxes whose receipts are deposited into the Motor License Fund are legislatively restricted to specific transportation programs.  These receipts are accounted for in restricted accounts in the Motor License Fund and are not included in the discussions of the tax revenues of the Motor License Fund.

License and fee receipts in the General Fund for Fiscal Year 2010 totaled $284.0 million representing 1.0% of Commonwealth revenues to the General Fund.  Revenues from motor vehicle licenses and fees in Fiscal Year 2010 were $857.7 million, representing 32.1% of total Fiscal Year 2010 Motor License Fund revenues.

Federal Revenues.  Anticipated receipts by the Commonwealth in its General Fund, Motor License Fund and Tobacco and State Lottery Fund from the Federal government during Fiscal Year 2010 total $26 billion, while such Federal receipts are projected at $27.4 billion in Fiscal Year 2011.  Approximately $15.5 billion, or 59.5% of total Federal revenue to the Commonwealth for Fiscal Year 2010, is attributable to public health and welfare programs.  In Fiscal Year 2011, $17.4 billion, or 63.5% of Federal revenues, is attributable to these types of programs.

Federal receipts have been influenced by the enactment of the Federal American Recovery and Reinvestment Act of 2009 ("ARRA"), with receipts of $1.2 billion in Fiscal Year 2009, $2.7 billion in Fiscal Year 2010 and $2.8 billion estimated for Fiscal Year 2011 for increased Medicaid reimbursement and flexible state stabilization funds.

Expenditures

Education.  In Fiscal Year 2010, expenditures from Commonwealth revenues for education purposes were over $11 billion.  The enacted budget for Fiscal Year 2011 includes $11.2 billion in education funding, an increase of 1.4% from Fiscal Year 2010.

Public Health and Human Services.  The Commonwealth provides temporary support for its residents who are seeking to achieve and sustain independence.  It also provides care, treatment and rehabilitation to persons with mental and physical disabilities and supports programs to prevent or reduce social, mental and physical diseases and disabilities.  Expenditures were $27.3 billion in Fiscal Year 2010 and are projected to be $29.9 billion for Fiscal Year 2011.  Of the Fiscal Year 2010  expenditures, $9.0 billion was funded from the General Fund, while $8.9 billion is estimated to be provided for Fiscal Year 2011.  These amounts reflect the impact of an expected enhanced Federal match of nearly $1.8 billion in Fiscal Year 2010 and $1.8 billion in Fiscal Year 2011.  Federal funds are expected to increase by $2 billion, and augmentations are expected to increase by $422.4 million for Fiscal Year 2011.  The Fiscal Year 2011 enacted budget includes $364.8 million of receipts from the Tobacco Settlement Fund that will be expended for health care.

Programs providing temporary financial assistance and medical assistance comprise the largest portion of public health and human services expenditures.  General Fund expenditures for these assistance programs amounted to $4.9 billion in Fiscal Year 2010, while $4.86 billion is budgeted from the General Fund for Fiscal Year 2011.  A nursing home assessment fee provided a General Fund offset of $237.8 million in Fiscal Year 2010, and is expected to provide a $240.5 million offset in Fiscal Year 2011.  In addition, a managed care organization assessment provided a General Fund offset of $404.6 million in Fiscal Year 2010, and is expected to provide a $357.2 million offset in Fiscal Year 2011.

Expenditures for medical assistance increased during the period from Fiscal Years 2000 through 2010 by an average annual rate of 5.9%.  Expenditures from Commonwealth funds and augmentations were $5.6 billion in Fiscal Year 2010 and are projected to be $5.9 billion in Fiscal Year 2011, an increase of 5.6% from the previous fiscal year.  Income maintenance cash assistance payments to families in transition to independence were $1.4 billion for Fiscal Year 2010, of which $466.7 million is from the General Fund.  The enacted budget for Fiscal Year 2011 budget includes a total of $1.5 billion, with $475.2 million provided from the General Fund.

Transportation.  The Commonwealth is responsible for the construction, restoration and maintenance of the highways and bridges in the 40,000-mile state highway system, including certain city streets that are a part of the state highway system.  Assistance for the maintenance and construction of local roads and bridges is provided to municipalities through grants of financial aid.  Highway maintenance costs, construction costs and assistance grants are paid from the Motor License Fund.  The General Fund, the State Lottery Fund and other special funds, including the Public Transportation Assistance Fund, the Liquid Fuels Tax Fund, the Highway Beautification Fund, the Motor Vehicle Transaction Recovery Fund and the Public Transportation Trust Fund (the "PTTF") provide the remainder of funding for transportation programs.

Act 44 of 2007, signed into law on July 18, 2007, provided the largest single-year increase in Commonwealth funding for transportation through a "public-public" partnership between the Pennsylvania Department of Transportation and the Pennsylvania Turnpike Commission which provided the Commonwealth with more funding for highways, bridges and transit.  In Fiscal Year 2009, $850 million in additional funding was invested in the Commonwealth's transportation system, with $500 million going to highway and bridge projects and $350 million to mass transit programs.  In Fiscal Year 2010, this increased to $900 million with $500 million for highway and bridge projects and $400 million for mass transit.  In Fiscal Year 2011, Act 44 provides $922.5 million, with $512.5 million for highway and bridge projects and $410 million for mass transit.  After Fiscal Year 2010, investments were planned to rise 2.5% annually.  Initially, the proposed funding for the additional investments would come from up to $5 billion in bonds to be issued by the Pennsylvania Turnpike Commission, to be repaid over time with revenue from a 25% toll increase on the Pennsylvania Turnpike beginning in 2009 and from new tolls to be collected on Interstate 80.

In October 2007, the Turnpike Commission and the Department of Transportation signed a 50 year lease agreement in which the Turnpike Commission agreed to provide the aforementioned payments to the Department of Transportation in exchange for authority to toll and operate Interstate 80.  Since October 2007 a total of three applications including amendments were made to the Federal Highway Administration seeking Federal authorization to toll and improve Interstate 80.  All three applications were rejected.  The Commonwealth is currently evaluating options available to it.  Lease payments from the Turnpike Commission to the Commonwealth will likely decline to $450 annually, beginning in Fiscal Year 2011, once the Commission's conversion period under the lease expires.  Such reduction in lease payments would lead to a decrease of $300 million in annual expenditures for highway and bridge projects and a $150 million decrease in expenditures for mass transit from Fiscal Year 2010 levels.

The Commonwealth also provides subsidies for mass transit systems including passenger rail and bus service.  In Fiscal Year 2008, the funding mechanisms for mass transit were changed with the enactment of Act 44.  Mass transit funding was shifted from the General Fund to a combination of sources of revenue going into the PTTF.  The PTTF, established by Act 44, was created to provide a long-term, predictable and growing source of revenues for public transportation systems.  A new, dedicated revenue stream consisting of 4.4% of the sales and use tax is earmarked for mass transit systems.  The PTTF also receives revenues from the Public Transportation Assistance Fund, the Lottery Fund, and lease payments from the Pennsylvania Turnpike Commission relating to the proposed lease of Interstate 80.  For Fiscal Year 2009, Commonwealth funding available for mass transit was $1.112 billion.  Funding for mass transit in Fiscal Year 2010 totaled $1.171 billion.  Fiscal Year 2011 funding for mass transit will decrease slightly to $1.155 billion.  The Fiscal Year 2011 total may increase if alternative funding to Interstate 80 tolling is found.

Total funding for the Commonwealth's highway and bridge program for Fiscal Year 2009 was $2.373 billion.  This level decreased slightly to $2.223 billion in Fiscal Year 2010 and is expected to decline to $1.925 billion in Fiscal Year 2011.  The Fiscal Year 2011 total may increase if alternative funding to Interstate 80 tolling is found.  Highway and bridge expenditures by local governments through grants paid from Motor License Fund and restricted revenues were $388.7 million in Fiscal Year 2009 and $379.9 million in Fiscal Year 2010.  In Fiscal Year 2011, grants to local government will total $379.4 million.

The Commonwealth's current aviation program funds the development of public airport facilities through grants providing for airport development, runway rehabilitation and real estate tax rebates for public use airports. Taxes levied on aviation and jet fuel provide revenues for a restricted account for aviation programs in the Motor License Fund.  In Fiscal Years 2009 and 2010, $7.25 million was expended from aviation restricted accounts each year for such purposes.  A total of $8.75 million is budgeted for Fiscal Year 2011.

Financial Performance

During the five-year period from Fiscal Year 2005 through Fiscal Year 2009, total revenues and other sources increased by an average of 3.2% annually.  Tax revenues during this same period increased by an annual average of 0.8% with a portion of the average annual growth rate adversely impacted by a significant decline in tax revenue from other sources in Fiscal Year 2009.  During the past several years, fees and license income and other financing sources have continued to become a larger portion of income to the General Fund.  Expenditures and other uses during the same five-year period rose at an average annual rate of 2.2%.  Expenditures for public education during this period increased at an average annual rate of 4.0%.

Recent Developments.  The Commonwealth's operating budget continues to be affected by the most recent national economic recession.  It is expected that the Commonwealth may likely experience minimally lower than estimated General Fund revenue collections and may likely need to appropriate supplemental funds to address increased caseloads and utilization within the Department of Public Welfare.  Neither revenue shortfalls nor additional supplemental appropriation needs are expected to be individually greater than approximately $200 to $250 million.

On July 6, 2010, the Commonwealth's Fiscal Year 2011 budget was signed into law by the Governor.  The Fiscal Year 2011 budget includes a projected decline in Commonwealth revenues, prior to reserves for tax refunds, of 3.4% over Fiscal Year 2010 receipts.  The rate of growth projected was based upon a projection that the national and state economies will avoid a double-dip recession and that economic growth will remain subdued.  The enacted Fiscal Year 2011 budget provides for a minimal increase in appropriations of 0.7% over the Fiscal Year 2010 enacted budget and supplemental appropriations.  The difference between the enacted appropriations and available revenues is funded through the utilization of ARRA offset appropriations.

General Fund Fiscal Year 2008 Financial Results (GAAP Basis).  At June 30, 2008, the General Fund reported a fund balance of $2.974 billion, a decrease of $396.8 million from the reported $3.370 billion fund balance at June 30, 2007.  On a net basis, total assets increased by $1.328 billion to $12.489 billion.  Liabilities increased by $1.724 billion to $9.515 billion largely because of an increase in accounts payable ($720 million) and an increase in securities lending obligations ($706.4 million).  The overall decrease in fund balance, $396.8 million during the fiscal year, was $797.8 million less than the prior fiscal year.

General Fund tax revenues increased overall by 2% during the fiscal year.  Although most of the overall increase is attributable to economic growth, increases/decreases within several specific tax types were larger or smaller than 2%. Personal income tax revenues rose by 6% – most of this growth occurred in non-employer-withheld taxes.  This growth can be attributed to strong capital gains reported for calendar year 2007 that caused tax payments to grow by 13%.

This revenue increase was offset by declines in sales/use and real estate tax revenues.  Sales/use tax revenues decreased by 3%. The decline in real estate taxes was attributable to an increase in the percentage rate for transfers from the realty transfer tax during the fiscal year. Overall, corporation tax revenues were flat year-over-year.  There was a substantial increase (37%) within the other tax revenues category.  This increase occurred as a result of a change in accounting treatment related to job creation tax credits.  The change in treatment allows utilization of credits to affect the General Fund consistent with accounting treatment for all other types of tax credits.  Cigarette tax revenues increased by 4% due to increased enforcement activities. Inter-governmental revenues increased by $258 million, resulting primarily from health and human services related Federal programs.  Total General Fund revenues increased by $630 million (1.45%) during the fiscal year ended June 30, 2008.

Total General Fund expenditures increased by $1.280 billion (3.04%) during the fiscal year ended June 30, 2008.  Reported expenditures for health and human services expenditures increased by $781 million, caused by a higher aggregate need for medical assistance services and grant assistance.  Public education expenditures increased by $623 million due primarily to increases in basic education ($166 million), school employee retirement ($77 million), pre-K programs ($60 million), higher education subsidies ($55 million) and several other subsidies to school districts ($265 million). Protection of person and property expenditures increase primarily for corrections related programs ($97 million), Children's Health Insurance Program ($48 million), Volunteer Fire Company grants ($48 million) and other programs ($18 million).  Transportation expenditures decreased while direction and supportive services expenditures increased by $188 million, due primarily to changes in reporting payroll expenditures related to retiree healthcare programs.  Expenditures for economic development decreased by $82 million due to reduced spending on community/local government opportunity and revitalization programs.

General Fund Fiscal Year 2008 Financial Results (Budgetary Basis).  The national economic slowdown and a recession in the housing sector adversely impacted growth in the Commonwealth during Fiscal Year 2008.  Declining home sales and home values, a contraction in available credit, slightly higher unemployment and lower personal consumption resulted in less growth in revenues than had been projected.  Lower than projected revenues from corporate and personal income taxes were responsible for the lower than projected growth.  Commonwealth revenues, however, still exceeded the certified estimate for Fiscal Year 2008 by $167.5 million (0.6%).  Fiscal Year 2008 revenues (all sources) totaled $27.50 billion, an increase of $309.2 million over Fiscal Year 2007.  Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $27.45 billion.  As a result of Commonwealth financial operations during Fiscal Year 2008, the preliminary unappropriated surplus balance, prior to the statutorily required transfer to the BSRF, totaled $582.9 million.  In response to lower-than-projected growth in Commonwealth revenues, the General Assembly approved and the Governor signed into law, a one-year suspension of the 25% transfer to the BSRF for Fiscal Year 2008.

General Fund revenues grew 1.3% during Fiscal Year 2008 when measured on a year-over-year basis.  Corporate tax receipts were $13.3 million (0.2%) over estimate for the fiscal year.  Year-over-year growth in corporate taxes also was 0.2% during Fiscal Year 2008 as corporate net income tax collections declined 3% while gross receipts tax collections grew 4.3% and receipts from the capital stock and franchise tax grew 2% on a year-over-year basis.  The growth in capital stock and franchise tax receipts occurred despite the continued phase-out of this tax.  Personal income taxes were $157.7 million over the estimate.  Sales and use tax revenues declined in Fiscal Year 2008 by $94.2 million (1.1%) on a year-over-year basis.  Sales tax receipts were below estimate by $19.6 million, a difference of 0.2% from the fiscal year estimate.  Non-tax revenues of the Commonwealth declined by 17%, led by decreased liquor store profits and lower-than-projected earnings on the investment of Commonwealth funds.  Reserves for tax refunds in Fiscal Year 2008 were $1.05 billion, an amount equal to the Fiscal Year 2007 reserves.  At the end of Fiscal Year 2008, approximately $100 million of reserves were available for making tax refunds in the following fiscal year.

Fiscal Year 2008 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $27.45 billion, an increase of 1.6% from Fiscal Year 2007 expenditures.  A total of $356 million in appropriations lapsed in Fiscal Year 2008, and the Fiscal Year 2008 budget contained a reduced level of intergovernmental transfers which was utilized to cover a portion of medical assistance costs.  Intergovernmental transfers replaced $482.2 million of General Fund medical assistance costs in Fiscal Year 2008, compared to $536.7 million in Fiscal Year 2007 (a decrease of 10.1%).  In addition, approximately $142.5 million in additional funds were appropriated in Fiscal Year 2008 to fund expenditures normally funded from Commonwealth revenues, a decrease from $257.7 million in Fiscal Year 2007.  The ending unappropriated balance was $582.8 million for Fiscal Year 2008, an increase of 9.8% from Fiscal Year 2007.

General Fund Fiscal Year 2009 Financial Results (GAAP Basis).  At June 30, 2009, the General Fund reported a fund balance of $515.2 million, a decrease of $2.46 billion from the reported $2.97 billion fund balance at June 30, 2008.  On a net basis, total assets decreased by $3.17 billion to $9.32 billion.  Liabilities decreased by $713 million to $8.8 billion largely because of a decrease in securities lending obligations ($1.31 billion).  The change in fund balance of -$2.46 billion for Fiscal Year 2009 compares with a change in the fund balance of -$397 million for Fiscal Year 2008.

General Fund tax revenues decreased overall by $2.2 billion (8.6%), during the fiscal year.  Decreases in the three largest tax types were directly attributable to declines in economic activity during Fiscal Year 2009.  Similarly, real estate tax revenues decreased by $129 million due to weaknesses in the housing market.

Inter-governmental revenues increased by $2.48 billion, resulting primarily from Federal participation in significantly higher expenditures for Medical assistance and other types of health and human services expenditures.  Nearly $1 billion of the higher Federal revenues were from ARRA funds.  Combined licenses/fees/investment and other revenues decreased by $331 million primarily because of a year-over-year decrease in investment income of nearly $260 million.  Charges for sales and services revenues decreased by $192 million as Public Welfare revenues decreased by nearly $318 million, primarily due to the end and subsequent decrease of the Intergovernmental Transfers program by $284 million  and the fiscal year revenue accrual being lower than the prior fiscal year by $135 million with offsetting increases in hospital/nursing home and other assessments.

Total General Fund expenditures increased by $1.8 billion (4.17%) during Fiscal Year 2009.  Reported expenditures for health and human services expenditures increased by $1.37 billion, caused by a higher aggregate need for medical assistance services and income or cash grant assistance.  Public education expenditures increased by $344 million due primarily to increases in basic education, charter school reimbursements, special education, pupil transportation, non-public transportation and school employee social security.  Protection of person and property expenditures increased by $350 million primarily because of an intra-fund expenditure elimination during the prior fiscal year that was not necessary during the fiscal year, higher expenditures for the Children's Health Insurance Program, higher expenditures for Corrections and State Police agencies and higher Military and Veterans Affairs agency facilities expansion expenditures.

General Fund Fiscal Year 2009 Financial Results (Budgetary Basis).  The dramatic and adverse effects of the national economic recession negatively impacted the Commonwealth's economy in 2009.  The Fiscal Year 2009 budget was based upon an economic assumption that economic growth would resume in the second half of the fiscal year, reaching nearly 2% annual growth by June 2009.  However, the economy did not rebound but rather the contraction in the national economy during each of the four quarters of Fiscal Year 2009, combined with rising unemployment rates and the turbulent financial markets, negatively impacted the Commonwealth's revenues and receipts.  General Fund revenues for the fiscal year totaled $25.530 billion.  Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $28.135 billion.

Revenues available to the Commonwealth, net of reserves for tax refunds and including intergovernmental transfers and additional sources, decreased by 10.1% from Fiscal Year 2008.  Total Fiscal Year 2009 revenues totaled $24.751 billion, a decrease of $2.782 billion over Fiscal Year 2008.   General Fund revenues declined $2.398 million (8.6%) during Fiscal Year 2009, when measured on a year-over-year basis.  Corporate tax receipts were $613.9 million, or 11.3% below estimate for the fiscal year.  Year-over-year growth in corporate taxes was down 11.4% during Fiscal Year 2009 as corporate net income tax collections declined 18.1% and capital stock and franchise tax receipts declined 22.8%.  Personal income taxes were $1.291 billion below estimate, a shortfall of 11.2%, while year-over-year growth in personal income tax receipts was -6.5%.  Sales and use taxes receipts also were below the Fiscal Year 2009 estimate by $595.3 million (-6.8%).  Sales tax collections declined 4.3% during Fiscal Year 2009, as motor vehicle sales tax collections declined 12.8% and non-motor vehicle sales tax receipts declined 3.0%.  Continued weakness in the housing market led to realty transfer tax revenues declining by 31.4% during Fiscal Year 2009.  Non-tax revenues of the Commonwealth were 68.3% below the Fiscal Year 2009 estimate, led by realized losses on the investment of Commonwealth funds.  Reserves for tax refunds in Fiscal Year 2009 were $1.225 billion, an increase of 16.7% from Fiscal Year 2008 reserves.

Fiscal Year 2009 appropriations from Commonwealth revenues, net of appropriation lapses, totaled $28.324 billion, an increase of 4.2% from Fiscal Year 2008 expenditures.  Intergovernmental transfers replaced $445.8 million of General Fund medical assistance costs in Fiscal Year 2009, compared to $508.6 million in Fiscal Year 2008.  The ending unappropriated balance was -$2.800 billion for Fiscal Year 2009, which was carried forward to Fiscal Year 2010.

In response to declining revenue collections, the Commonwealth implemented a number of steps to reduce expenditures during Fiscal Year 2009.  First, the Commonwealth implemented three rounds of budget cuts, totaling approximately $505 million, which reduced the ability of agencies to spending previously-appropriated funds.  Additionally, the Commonwealth implemented a general hiring freeze, restricted out-of-state travel, banned the purchase of new and replacement vehicles for state employees and reduced the overall size of the state fleet by 1,000 vehicles and froze salaries for management and non-union employees.  As a result, over $634 million in appropriations were lapsed in Fiscal Year 2009.  Finally, the Commonwealth has undertaken a number of management and productivity improvement efforts since 2003 that have resulted in a recurring annual savings of an estimated $1.75 billion in Fiscal Year 2009. Examples of these improvements includes saving $242 million annually from complement reductions, $643 million annually from contract renegotiations and $489 million from operational and process improvements.

Fiscal Year 2010 Financial Results (Budgetary Basis).  The continuing effects of the national economic recession again negatively impacted the Commonwealth's economy in 2010.  While avoiding the contraction in the national economy from the prior fiscal year, the Commonwealth experienced only minimal economic growth in Fiscal Year 2010.  High levels of unemployment and turbulent financial markets negatively impacted the Commonwealth's revenues and receipts.  General Fund revenues for the fiscal year totaled $27.65 billion.  Total expenditures, net of appropriation lapses and including public health and human series assessments and expenditures from additional sources (Federal ARRA funding), were $25.45 billion.

Revenues available to the Commonwealth, net of reserves for tax refunds and transfers from the BSRF but including public health and human service assessments, increased $2.45 billion or nearly 10% during Fiscal Year 2010.  Total Fiscal Year 2010 revenues totaled $27.202 billion, an increase from $24.751 billion during Fiscal Year 2009.   General Fund revenues increased $2.118 billion (8.3%) during Fiscal Year 2010, when measured on a year-over-year basis.  Corporate tax receipts were $510.2 million, or 10.0% below estimate for the fiscal year.  Year-over-year growth in corporate taxes was down 5.3% during Fiscal Year 2010 as corporate net income tax collections declined 9.5% and capital stock and franchise tax receipts declined 3.4%.  Personal income taxes were $308.3 million below estimate, a shortfall of 3.0%, while year-over-year growth in personal income tax receipts was -2.3%.  Sales and use taxes receipts also were below the Fiscal Year 2010 estimate by $362.1 million (-4.3%).  Sales tax collections declined 1.3% during Fiscal Year 2010, as motor vehicle sales tax collections grew 3.8% but non-motor vehicle sales tax receipts declined 2.0%.  Stabilization in the Pennsylvania housing market led to realty transfer tax revenues growing slightly by 0.5% during Fiscal Year 2010.  Non-tax revenues of the Commonwealth were 1.8% below the Fiscal Year 2010 estimate, led by realized losses on the investment of Commonwealth funds.  However, non-tax revenues of the Commonwealth grew from $235.2 million in Fiscal Year 2009 to $2.738 billion during Fiscal Year 2010, an increase of 1,064%.  This increase was attributable to the transfer of various fund balances such as the BSRF and other such balances to the General Fund.  Reserves for tax refunds in Fiscal Year 2010 were $1.225 billion, a decrease of 8.2% from Fiscal Year 2009 reserves.

The Fiscal Year 2010 budget was enacted incrementally over the first half of Fiscal Year 2010.  On August 5, 2009, the Governor signed into law $11 billion in appropriations towards the operation of critical public health and safety services and to fund general government operations and vetoed nearly $13 billion in appropriations for Fiscal Year 2010.  This "bridge budget" provided appropriations totaling $10.97 billion of Commonwealth funds against then-estimates revenues, prior to tax refunds, of $25.56 billion.

On October 9, 2009, the Governor signed into law the enacted budget for Fiscal Year 2010.  The Fiscal Year 2010 budget provided appropriations and executive authorizations of $24.29 billion, net of expenditures offset with Federal funds, and did not include appropriations for certain non-preferred institutions, which were approved on December 17, 2009.  On January 8, 2010, the Governor signed legislation expanding gaming in the Commonwealth.  This legislation authorizes certain table games at Pennsylvania casinos and is estimated to generate an additional $256 million in General Fund revenues during Fiscal Year 2010.  Additional Fiscal Year 2010 General Fund revenues from Act 1 would be derived mainly from upfront license fees.  Annual recurring revenue to the General Fund from table games is currently estimated to be between $80 and $90 million.

Given the condition of the national economy, the Fiscal Year 2010 base revenue estimate was premised on the assumption that the Commonwealth would experience zero growth (0.0%) during Fiscal Year 2010.  The Fiscal Year 2010 budget provided an estimated $808.2 million in recurring revenues and $2.356 billion in non-recurring revenues from various sources.  The Fiscal Year 2010 budget also utilized $3.063 billion in available Federal fiscal relief funds and lapses to offset state appropriations.

Education funding was expanded in the Fiscal Year 2010 budget by an additional $300 million provided through the Basic Education subsidy.

The Fiscal Year 2010 budget represented a $5.23.9 million (1.8%) decrease over the Fiscal Year 2009 budget.  The Fiscal Year 2010 budget reduced or eliminated funding for programs in nearly every Commonwealth agency.  The budget reduced funding for over 300 programs and eliminates funding for over 100 programs, lowering General Fund spending by nearly $1.9 billion.  Nearly 3,000 Commonwealth positions were to be eliminated in Fiscal Year 2010, bringing the total reduction in the Commonwealth's work force to 4,767 positions since 2003.

Fiscal Year 2011 Budget.  The enacted Fiscal Year 2011 budget provides appropriations and executive authorizations, net of lapses and other reductions, totaling $26.088 billion of Commonwealth funds against estimated revenues, net of tax refunds and including public health and human services assessments, of $26.385 billion.  The $297.1 million positive difference between estimated revenues and budgeted appropriations is to be utilized to eliminate the negative $294.2 million ending balance from Fiscal Year 2010.  The Fiscal Year 2011 ending unappropriated balance is estimated to be $2.9 million.

The Fiscal Year 2011 revenue estimate is based upon an economic assumption that economic growth will total nearly 3.3% annual growth by June 2011.  Tax revenues of the Commonwealth are estimated to increase 3.1% from Fiscal Year 2010 levels.  Total revenues of the Commonwealth, prior to reserves for refunds, are expected to decline $936.5 million (3.4%) from Fiscal Year 2010 levels.  This decline is due mainly to a reduction in one-time revenue sources utilized to balance the Fiscal Year 2010 budget.  However, the Fiscal Year 2011 enacted budget does include various one-time state revenue transfers totaling an estimated $664.4 million.  Fiscal Year 2011 receipts from corporate tax receipts are projected to increase 2.4% based on an anticipated recovery within the corporate net income tax area.  Personal income tax receipts in Fiscal Year 2011 are expected to grow 1.6% on a year-over-year basis. Sales and use tax receipts are projected to increase 3.8% during Fiscal Year 2011.  Non-tax revenues are projected to decline 62.6%, primarily from the reduction in one-time transfers utilized to balance the Fiscal Year 2010 budget.

Commonwealth funded appropriations for Fiscal Year 2011 total $26.088 billion, an increase of $636.5 million from Fiscal Year 2010 levels.  The enacted budget for Fiscal Year 2011 also assumes $2.754 billion in Federal fiscal relief to offset state appropriations.  Included within the estimated $2.754 billion in Federal fiscal relief is an estimated $848 million in enhanced Federal Medicaid Assistance Percentage funding ("FMAP") which had not been authorized by the U.S. Congress at the time that the Commonwealth's Fiscal Year 2011 budget was adopted.  During August 2010, FMAP Federal funding was enacted by Congress and signed into law by the President.  Pennsylvania will receive a reduced amount of FMAP funding totaling approximately $600 million rather than the $848 million estimated in the Fiscal Year 2011 budget.  As a result of the reduced level of FMAP funding, the Governor announced that he was ordering all agencies under his jurisdiction to reduce Fiscal Year spending by 1.9% to offset the shortfall.  These savings, estimated to be $212 million, together with a projected $70 million to be received in Fiscal Year 2011 from a still un-enacted tax on oil and gas extraction, if realized, would offset the reduced level of FMAP funding from the Federal government.

The Fiscal Year 2011 budget originally estimated layoffs of Commonwealth employees totaling between 700 and 1,000 persons.  Following enactment of the reduced level of FMAP funding, and in combination with a continued hiring freeze and higher than expected retirements, the Commonwealth expects estimated layoffs of Commonwealth employees to total less than 100 during Fiscal Year 2011.

Education funding is expanded in the enacted Fiscal Year 2011 budget to provide an additional $250 million for Pre-K-12 education.  The Commonwealth's main support for local school districts, the Basic Education appropriation, is budgeted to increase 4.5% over the prior year level, boosting the total subsidy to $5.8 billion, while funding for all of the state's education programs will increase 1.3%.  Funding for economic development initiatives is also enhanced; a $600 million increase to the Redevelopment Assistance Capital Program ("RACP"), a component of the Commonwealth's capital budget, is expected to cause investment of a total of over $1.2 billion into various economic development projects across the Commonwealth over the next 1-3 fiscal years.  The $1.2 billion investment would come from the RACP 's matching fund requirements as state grants totaling $600 million are planned to be combined with non-state matching investments of at least $600 million.  The enacted budget agreement also included a pledge by the General Assembly and the Governor to work to enact a new levy on the extraction of natural gas within the Commonwealth.

The achievement of budgeted results may be adversely affected by a number of trends or events, including developments in the national and state economy.  Deficits in the enacted budget can result from failures to timely receive projected revenues, inability to control or reduce expenses as projected, incurrence of unforeseen expenses, imposition of unforeseen obligations, whether of a legislative or litigation nature or resulting from a natural disaster, and a multitude of other causes.  Cost cutting and revenue producing measures are less efficacious if imposed later in a fiscal year because of the shorter time period over which they will operate.

Motor License Fund—Fiscal Years 2008-11.  Pennsylvania's Constitution requires all proceeds of motor fuels taxes, vehicle registration fees, license taxes and fees and other excise taxes imposed on products used in motor transportation to be used exclusively for construction, maintenance and repair of and safety on highways and bridges and for debt service on obligations incurred for those purposes.  The Motor License Fund in the fund through which most such revenues are account for and expended.

Fiscal Year 2008 Motor License Fund revenues totaled $2.67 billion, an increase of 16.5% over Fiscal Year 2007 receipts.  During Fiscal Year 2008, liquid fuels tax receipts declined 1.5%, as receipts were negatively impacted by rising oil prices reduced consumption.  License and fee revenue grew minimally in Fiscal Year 2008, up 0.2% from Fiscal Year 2007 levels, while other revenue receipts grew by 238.3%, driven largely by the additional revenues generated by Act 44.  Fiscal Year 2008 Motor License Fund appropriations and executive authorizations totaled $2.75 billion, an increase of 7.2% over Fiscal Year 2007 expenditures.  The Motor License Fund concluded Fiscal Year 2008 with an unappropriated surplus of $110.7 million, a net increase of 14.6%.

Fiscal Year 2009 Motor License Fund revenues totaled $2.56 billion, a decrease of 4.2% over Fiscal Year 2008 revenues.  Receipts from liquid fuels taxes decreased by 5.9% while license and fee revenue increased by 1.4%.  Other revenue receipts declined by 8.9% during Fiscal Year 2009 due primarily to the realization of losses associated with Motor License Fund investments.  Fiscal Year 2009 Motor License Fund appropriations totaled $2.73 billion, a decrease of 0.9% from Fiscal Year 2008.  The Motor License Fund concluded Fiscal Year 2009 with an unappropriated surplus of $57.7 million, a net decrease of 47.9%.

Fiscal Year 2010 Motor License Fund revenues totaled $2.64 billion, an increase of 3.3% from Fiscal Year 2009 levels.  Receipts from liquid fuels taxes increased by 1.8% while license and fee revenue decreased by 3.0%.  Other revenue receipts increased by 17.6% during Fiscal Year 2010 due primarily to the realization of gains associated with Motor License Fund investments.  Fiscal Year 2010 Motor License Fund appropriations and executive authorizations totaled $2.63 billion, a decrease of 3.6% from Fiscal Year 2009.  The Motor License Fund concluded Fiscal Year 2010 with an unappropriated surplus of $165.1 million, a net increase of 186%.

The Fiscal Year 2011 enacted budget includes an estimated $2.324 billion from the Commonwealth Motor License Fund and Motor License Fund appropriations totaling $2.426 billion.  The $102 million difference between the estimated Fiscal Year 2011 appropriations and revenues of the Motor License Fund is expected to be supported by the draw down of a portion of the Fiscal Year 2011 $165.1 million beginning balance.  The projected unappropriated Fiscal Year 2011 year-end balance is estimated to be $63.3 million, a decline of 62.7%.

State Lottery Fund—Fiscal Years 2008-11.  The Commonwealth operates a statewide lottery program that consists of various lottery games using computer sales terminals and instant games.  The net proceeds of all lottery game sales, less sales commissions and directly paid prizes are deposited in the State Lottery Fund.  Fiscal Year 2008 net revenues increased by $19.7 million (1.3%).  Total funds available were $2.14 billion.  Appropriations and executive authorizations totaled $1.69 billion, which represented a decrease of $6.5 million over Fiscal Year 2007.  The fiscal year-end balance and reserve totaled $451 million (including $100 million of reserves), a decrease of 5.4%.

Fiscal Year 2009 net revenues decreased by 12.8%.  Total funds available were $1.86 billion, while total appropriations, net of current year lapses were $1.75 billion.  Additionally, Fiscal Year 2009 expenditures included a transfer of approximately $248.8 million in long-term care costs from the Commonwealth's General Fund to the State Lottery Fund.  The fiscal year-end unappropriated balance and reserve was $113.2 million, a decrease of 75%.

Fiscal Year 2010 net revenues increased by 7%.  Total funds available were $1.66 billion, while total appropriations, net of current year lapses were $1.56 billion.  Additionally, Fiscal Year 2010 expenditures included a transfer of approximately $176 million in long-term care costs from the Commonwealth's General Fund to the State Lottery Fund.  The fiscal year-end unappropriated balance and reserve was $101.4 million, a decrease of 10.4%.

The enacted Fiscal Year 2011 budget anticipates a 4.8% increase in revenues from all lottery sources.  Revenues of the Lottery Fund are estimated to be $1.58 billion in Fiscal Year 2011, an increase of $71.8 million from revised Fiscal Year 2010 estimates.  Appropriations, less estimated lapses, totaling $1.59 billion are expected, which represents an increase of $32.1 million (2.1%) from Fiscal Year 2010.  The fiscal year-end balance is projected to total $89 million, a decrease of 12.2%.

Commonwealth Indebtedness

The Constitution permits the Commonwealth to incur the following types of debt:  (1) debt to suppress insurrection or rehabilitate areas affected by disaster; (2) electorate-approved debt; (3) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (4) tax anticipation notes payable in the fiscal year of issuance.  All debt except tax anticipation notes must be amortized in substantial and regular amounts.  Debt service on general obligation debt is paid from General Fund appropriations, except for debt issued for highway purposes, which is paid from Motor License Fund appropriations.

Net outstanding general obligation debt totaled $9.893 billion at June 30, 2010, a net increase of $1.239 billion from June 30, 2009.  Over the 10-year period ended June 30, 2010, total net outstanding general obligation debt increased at an annual rate of 7.0%.  Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 8.0%.

General obligation debt for non-highway purposes of $9.451 billion was outstanding on June 30, 2010.  Outstanding debt for these purposes increased by a net $1.063 billion since June 30, 2009.  For the period ended June 30, 2009, the 10-year and 5-year average annual compound growth rate for total outstanding debt for non-highway purposes has been 7.5% and 7.5%, respectively.  Current Commonwealth infrastructure investment projects include improvement and rehabilitation of existing capital facilities and construction of new facilities, such as public buildings, prisons and parks, transit facilities, economic development and community facilities, and environmental remediation projects.

Outstanding general obligation debt for highway purposes was $441.4 million on June 30, 2010, an increase of $176.4 million from June 30, 2009.  Highway outstanding debt grew over the most recent 10-year and 5-year periods ended June 30, 2009, by 0.2% and 21.8%, respectively.  A previous decline in outstanding highway debt was due to the policy begun in 1980 of funding highway capital projects with current revenues except for very limited exceptions.  However, beginning with the enacted Fiscal Year 2009 budget, the Commonwealth initiated a multi-year plan to issue an average of $200 million in general obligation bonds annually to accelerate the rehabilitation of a portion of the Commonwealth's 6,000 structurally deficient bridges.  Funding to support the proposed debt issuance is being initially provided from a existing restricted account rather than from general revenues of the Motor License Fund of the General Fund.  During the 2010 Fiscal Year, the Commonwealth issued $200 million in general obligation bonds in order to jumpstart its bridge rehabilitation program.  The Fiscal Year 2011 budget includes $200 million in general obligation debt authority for the bridge rehabilitation program.

When necessary, the Commonwealth engages in short-term borrowing to fund expenses within the fiscal year through the sale of tax anticipation notes.  The Commonwealth may issue tax anticipation notes only for the account of the General Fund or the Motor License Fund or both such funds.  The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund, or both funds, in the fiscal year.  Tax anticipation notes must mature within the fiscal year in which they were issued.  The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt, and any year-end deficit balances must be funded within the succeeding fiscal year's budget.  Currently, the Commonwealth has $1.0 billion in tax anticipation notes outstanding, which mature on June 30, 2011.  In Fiscal Year 2010, the Commonwealth issued $800 million in tax anticipation notes, which were paid in full on June 30, 2010.  In the preceding eleven years, the Commonwealth did not issue any tax anticipation notes.

Certain state-created organizations have statutory authorization to issue debt for which Commonwealth appropriations to pay debt service thereon are not required.  The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed, and the debt of such agencies is not an obligation of the Commonwealth, although some of the organizations are indirectly dependent on Commonwealth appropriations.  The following organizations had debt currently outstanding as of June 30, 2010:  Delaware River Joint Toll Bridge Commission ($438.5 million), Delaware River Port Authority ($1.076 billion), Pennsylvania Economic Development Financing Authority ($1.858 billion), Pennsylvania Energy Development Authority ($25.4 million), Pennsylvania Higher Education Assistance Agency ($8.435 billion), Pennsylvania Higher Educational Facilities Authority ($6.056 billion), Pennsylvania Industrial Development Authority ($363.4 million), Pennsylvania Infrastructure Investment Authority ($23.1 million), Pennsylvania Turnpike Commission ($6.309 billion), and the State Public School Building Authority ($2.372 billion).

The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies.  PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs.  Philadelphia currently is operating under a five-year fiscal plan approved by PICA on September 16, 2009.

No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired December 31, 1994.  PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995.  Its ability to refund existing outstanding debt is unrestricted.  PICA had $533.9 million in special tax revenue bonds outstanding as of June 30, 2010.  Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

Pensions and Retirement Systems.  On November 23, 2010, the Governor signed an act into law enacting employer contribution collars which will eliminate the previously anticipated very major increases in pension contribution which would have been required of the Commonwealth beginning in Fiscal Year 2013.  To the extent the pension funds have large unfunded liabilities, as is presently the case, such capping of required employer contributions to the pension funds is likely to materially extend the period over which such unfunded liability is funded.

The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations.  State employees and employees of certain state-related organizations are members of the State Employees' Retirement System ("SERS").  Public school employees are members of the Public School Employees' Retirement System ("PSERS").  With certain exceptions, membership in the applicable retirement system is mandatory for covered employees.

The Commonwealth's retirement programs are jointly contributory between the employer and employee.  The contribution rate for PSERS new members who enroll in the pension plan is 7.5% of compensation.  The contribution rates for PSERS members who enrolled prior to January 1, 2002 range from 5% to 7.5% of compensation depending upon their date of employment and elections made by the member.  SERS' contribution rate for most employees is 6.25%.  Interest on each employee's accumulated contributions is credited annually at a 4% rate mandated by state statute.  Accumulated contributions plus interest credited are refundable to covered employees upon termination of their employment.

During Fiscal Year 2008, Commonwealth contributions for SERS and PSERS were $237.5 million and $451.2 million, respectively, a 8.4% and 18% increase, respectively, in the year-over-year contribution to each system.  The Fiscal Year 2009 budget included contributions of $228.5 million for SERS and $360.6 million for PSERS, a 3.8% and 20.1% decrease, respectively, in the year-over-year contribution to each system.  During Fiscal Year 2010, Commonwealth contributions totaled $226.0 million for SERS and $342.6 million for PSERS, a 9.7% increase and 5.0% decrease, respectively, in the year-over-year contribution to each system.  For Fiscal Year 2011, the budgeted SERS contribution is $296.8 million and the budgeted PSERS contribution in $408.6 million.

In common with many other public pension systems in the United States, the recent global economic crisis and resulting recession have had a dramatic negative impact on PSERS' and SERS' investment performance.  For Fiscal Year 2009, PSERS generated a negative 26.54% annual return.  SERS' return on investments for calendar year 2008 was -28.7%.  Calendar year 2009 reflected an improvement in SERS' investment performance with a 9.1% return on investments.  Similarly, PSERS' Fiscal Year 2010 investment performance reflected an improvement from the prior year with a 14.59% return on investments.

Litigation

Following are brief descriptions of certain cases affecting the Commonwealth, as reviewed by the Commonwealth's Attorney General and Office of General Counsel.

In 1978, the General Assembly approved a limited waiver of sovereign immunity.  Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident.  The Supreme Court of Pennsylvania has held that this limitation is constitutional.  Approximately 3,150 suits against the Commonwealth remain open.  Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations.  Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund.  The Motor License Fund tort claim appropriation for Fiscal Year 2009 was $20 million.

The Commonwealth also represents and indemnifies employees who have been sued under Federal civil rights statutes for actions taken in good faith in carrying out their employment responsibilities. There are no caps on damages in civil rights actions. The Commonwealth's self insurance program covers damages in these cases up to $250,000 per incident. Damages in excess of $250,000 are paid from departmental and agency operating and program appropriations.

County of Allegheny v. Commonwealth of Pennsylvania.  In December 1987, the Supreme Court of Pennsylvania held that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution.  However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done.

The Court appointed retired Justice Frank J. Montemuro, Jr. as special master to devise and submit a plan for implementation.  His interim report recommended a four phase transition to Commonwealth funding of a unified judicial system, during each of which specified court employees would transfer into the Commonwealth's payroll system.  Phase I recommended that the General Assembly provide for an administrative structure of local court administrators to be employed by the Administrative Office of Pennsylvania Courts, a state agency.  On June 22, 1999, the Governor approved legislation under which approximately 165 county-level court administrators became employees of the Commonwealth.  The act also triggered the release of the appropriations that had been made for this purpose in 1998 and 1999.  The remainder of Justice Montemuro's recommendation for later phases remains pending before the Supreme Court of Pennsylvania.

Recently the counties have moved the Court to enforce the original order in the case. The Court has held an argument on the motion and a decision is pending.

Northbrook Life Insurance Co. v. Commonwealth of Pennsylvania.  This case is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania.  Currently, the Commonwealth has docketed in excess of 40 cases representing 20 or more insurance companies.  Dozens of additional cases are being held pending this litigation at the administrative boards.

The cases challenge the Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982, which established a funding mechanism to fulfill defaulted obligations of insurance companies under life and health insurance policies and annuities contracts to insured Pennsylvania residents.  In accordance with this funding mechanism, other insurance companies are assessed to provide the funds due to Pennsylvania residents insured by insurance companies that have become insolvent or are otherwise in default to their insureds.  The assessed insurance companies may claim a credit against their gross premiums tax liability based on such assessments.

The Department of Revenue allowed credits for assessments paid on taxable annuity considerations.  Credits were not allowed for assessments paid on non-taxed annuities.  There is no provision in the insurance law that restricts the credit to only the assessments paid on taxable annuities. Taxpayers want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward.

On January 26, 2006, the en banc court issued a conflicted decision in which the majority ruled for both parties.  Both parties filed exceptions.  The court denied all exceptions and upheld its earlier decision. Northbrook filed an appeal to the Pennsylvania Supreme Court, which ruled in Northbrook's favor but only on a technicality and did not address the substantive findings of the trial court.  The Supreme Court's decision resulted in an approximately $7,000 credit for Northbrook.

Counsel have now selected another case, Allstate, to relitigate the issues involved.  The principal focus of the new Allstate  litigation will be the proportional part fraction which is multiplied by the assessments to determine the credit as interpreted by the Court. Potential tax refund exposure to the Commonwealth is up to $150 million.

.

APPENDIX B

RISK FACTORS—INVESTING IN MASSACHUSETTS MUNICIPAL BONDS

The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Massachusetts (the "Commonwealth") available as of the date of this Statement of Additional Information.  While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material aspects.

General Information

Massachusetts is a relatively slow growing but densely populated state with a well-educated population, comparatively high-income levels, low rates of unemployment, and a relatively diversified economy.  While the total population of Massachusetts has remained fairly stable in the last twenty-five years, significant changes have occurred in the age distribution of the population.  Dramatic growth in residents between the ages of 20 and 44 since 1980 is expected to lead to a population distributed more heavily in the 65 and over age group in the next twenty-five years.  Massachusetts also has a comparatively large percentage of its residents living in metropolitan areas.  As of July 1, 2009, the population density of Massachusetts was 841 persons per square mile, as compared to 86.8 for the United States as a whole, and the State ranked third among the states in percentage of residents living in metropolitan areas (99.6%).  The State's population is concentrated in its eastern portion.  The city of Boston is the largest city in New England, with a 2008 population of 609,023.

From 1994 through 1997, real per capita income levels grew at a greater annual rate in Massachusetts than in the United States.  In 2000, Massachusetts had its highest per capita income growth in 16 years, exceeding the national growth rate by 2.4%.  From 2001 to 2003 real income in both Massachusetts and the United States declined, with a steeper decline in Massachusetts.  However, real income levels in Massachusetts remained well above the national average.  In 2004 and 2005, income growth was comparable in the Commonwealth and the nation.  In 2006 and 2007, income in the Commonwealth grew faster than in the nation.  In 2008, real income fell in both the Commonwealth and the nation.  Only the District of Columbia, Connecticut and New Jersey have had higher levels of per capita personal income.

The Massachusetts economy is diversified among several industrial and non-industrial sectors.  The four largest sectors of the economy (real estate and rental and leasing, professional and technical services, finance and insurance and manufacturing) contributed 47.3% of the Commonwealth's GDP in 2008.  Like many industrial states, Massachusetts has seen a steady decline of its manufacturing jobs base over the last two decades, not only as a share of total employment, but in absolute numbers of jobs as well.  Several service sectors have grown to take the place of manufacturing in driving the Massachusetts economy.  The combined service sectors now account for more than half of total payroll employment.

The unemployment rate in Massachusetts was consistently below the national average from 1995 to 2005, but exceeded the national average from December 2005 to April 2007.  Since that time, the Commonwealth's unemployment rate has been at or below the U.S. rate.  In October 2007, the Commonwealth's rate was 4.4%, the lowest it had been since October 2001.  By February 2010, the Commonwealth's rate had increased to 9.5%.

Commonwealth Finances

Cash Flow.  The State Treasurer is responsible for cash management and ensuring that all Commonwealth financial obligations are met on a timely basis.  Cash flow management incorporates the periodic use of short-term borrowing to meet cash flow needs for both capital and operating expenditures.  All short-term cash flow borrowings, including both commercial paper and revenue anticipation notes ("RANs"), must be repaid by the end of the fiscal year (June 30).  The Commonwealth currently has liquidity support for a $800 million tax-exempt commercial paper program for general obligation notes, through four $200 million credit lines.  The Commonwealth has relied upon the commercial paper program for additional liquidity since 2002.

The Commonwealth ended Fiscal Year 2009 with a cash balance of $805.3 million, compared to $1.198 billion at the end of Fiscal Year 2008.  Several factors contributed to the overall decline in the cash balance, including tax revenue declines, Fiscal Year 2008 appropriations carried forward and authorized to be expended in Fiscal Year 2009, and certain transfers made from the Fiscal Year 2008 consolidated net surplus calculation.

The Commonwealth ended Fiscal Year 2010 with an increase in its cash balance from $805.3 million to $844.2 million.  The Commonwealth expects to issue approximately $2.215 billion in bonds in Fiscal Year 2011, including $1.625 billion in general obligation bonds and $590 million for the accelerated bridge program.  On August 26, 2010 the Commonwealth issued $358 million in general obligation bonds under the bond cap and $1.2 billion in RANs to support the Commonwealth's cash flow. The RANs are scheduled to mature in late April, 2011, late May, 2011 and late June, 2011.  The Commonwealth also issued general obligation refunding bonds on July 29, 2010 (approximately $120.4 million) and September 15, 2010 (approximately $165.6 million) to refund certain Commonwealth bonds that matured on August 1, 2010, October 1, 2010 and November 1, 2010, pursuant to special legislation enacted in conjunction with the Fiscal Year 2011 budget. Both series of refunding bonds were sold on July 23, 2010, and mature in 2014 and 2015.

Fiscal Year 2009 Summary.  The Legislature approved the Fiscal Year 2009 budget on July 3, 2008, and the Governor approved it ten days later, vetoing or reducing line items totaling $122.5 million, of which the Legislature overrode $56.5 million.  The total amount of authorized spending in Fiscal Year 2009 was budgeted at $28.167 billion.  At the time of passage, the Fiscal Year 2009 budget assumed the use of $401 million transferred from the Stabilization Fund, the suspension of the statutorily required Stabilization Fund deposit equal to 0.5% of Fiscal Year 2009 tax revenues (approximately $107 million), $285 million in new tax revenues as a result of the recently passed corporate tax reform legislation, and $157 million in additional revenues generated through enhanced collection and enforcement measures.  The Fiscal Year 2009 budget also relied upon approximately $174 million in additional revenue from the $1-per-pack cigarette tax increase that the Governor signed into law on July 1, 2008.

On October 15, 2008, the Executive Office for Administration and Finance ("EOAF") advised the Governor of a probable revenue deficiency of approximately $1.421 billion with respect to Fiscal Year 2009 appropriations.  The Governor subsequently announced a plan to close this shortfall that consists of $1.053 billion in spending reductions and controls as well as $168 million of additional revenues and a $200 million transfer from the Stabilization Fund.  On the same day, the Governor filed emergency supplemental budget legislation to, among other items, extend the Commonwealth's pension funding schedule, authorize the withdrawal of an additional $200 million from the Stabilization Fund and authorize the Governor to transfer amounts among appropriation line items within certain limits.  This legislation, with certain modifications, was passed by the Legislature on October 30, 2008.

On January 13, 2009, EOAF advised the Governor of a further revenue deficiency of approximately $1.101 billion with respect to Fiscal Year 2009 appropriations and made a further downward revision to the Fiscal Year 2009 tax revenue estimate.  The Governor addressed the projected shortfall on January 28, 2009 through expenditure reductions, additional revenues from tax settlements, eliminating certain exemptions to the sales tax, anticipated revenues from changes in motor vehicle registration fees, additional Federal funds for Medicaid and an additional draw from the Stabilization Fund of $327 million.

On April 15, 2009, based on Fiscal Year 2009 tax collections through March that were $117 million below the revised Fiscal Year 2009 tax revenue estimates, the EOAF further revised the tax revenue forecast for Fiscal Year 2009 downward from $19.450 billion to $19.333 billion.  The tax revenue shortfall, combined with approximately $39 million in spending and non-tax revenue-related exposures, resulted in a $156 million budget gap.  The Governor's plan at that time to close the shortfall included the use of $128 million in American Recovery and Reinvestment Act ("ARRA") funds, including $90 million from the Stabilization Fund, $16 million from additional budget cuts and spending controls and $12 million in savings from furloughs and workforce reductions.

On May 4, 2009, after analysis of April 2009 tax revenue collections that fell by $953 million from collections in April 2008, and which were $456 million below the monthly benchmark based on revised revenue forecasts, the Fiscal Year 2009 revenue estimate was further revised to $18.436 billion.  On the same date, EOAF also advised the Governor of a probable revenue deficiency of approximately $953 million with respect to Fiscal Year 2009 appropriations and certain non-discretionary spending obligations that had not been budgeted.  Two weeks later, the Governor approved supplemental legislation that authorized a $461 million withdrawal from the Stabilization Fund to help close the projected shortfall.

On June 29, 2009 the Governor approved supplemental budget legislation that contained the remaining solutions to the projected $953 million shortfall, including: (i) accessing approximately $412 million in ARRA funds; (ii) eliminating a planned $100 million deposit to the Stabilization Fund that was authorized in Fiscal Year 2008 but had yet to be executed; (iii) a $65 million transfer from the State Convention Center Fund; and (iv) reducing the General Fund contribution to the Health Safety Net Trust Fund by $15 million.  The legislation also included supplemental appropriations totaling $59.8 million, including $21.4 million for the MassHealth program to meet increasing service utilization costs and $11.5 million for costs associated with providing legal representation to indigent persons in criminal and civil court cases.  On July 2, 2009, the Governor filed legislation requesting supplemental appropriations totaling $64 million, including $60 million to support costs related to increased claims and utilization in the MassHealth program and $3 million to aid in the transition of transportation entities as a result of the recently enacted transportation reform bill.

The Commonwealth ended Fiscal Year 2009 with an undesignated budgetary fund balance of $74.7 million, which includes the statutorily required 0.5% tax revenue carry-forward into Fiscal Year 2010 of $92.6 million.  The year-end balance in the Stabilization Fund was $841.3 million and additional reserve balances of $68.8 million.  The total fiscal year-end balance in the budgeted operating funds was approximately $1.02 billion.

Fiscal Year 2010.  On June 19, 2009, the Legislature enacted the Fiscal Year 2010 budget, which totaled $27.411 billion.  The Fiscal Year 2010 budget was approved by the Governor on June 29, 2009 with vetoes totaling approximately $360 million.  The Governor also filed a supplemental Fiscal Year 2010 appropriations bill on June 29, 2009 which provided for $269.4 million in spending that was not included in the enacted Fiscal Year 2010 budget.

The final Fiscal Year 2010 budget, as enacted, totaled $27.046 billion and was based on a Fiscal Year 2010 tax revenue estimate of $18.879 billion.  This estimate initially was initially downward to $18.279 billion on October 15, 2009 and was subsequently revised to $18.46 billion on January 7, 2010.  To cover the projected tax revenue shortfall, the Governor announced approximately $277 million in spending reductions in October 2009 across executive branch agencies.  Other solutions to the reduced estimate included the use of $80 million in Stabilization Fund reserves, $126 million in anticipated departmental and other revenues, as well as $62 million in available ARRA funds. Based on the updated guidance provided by the Federal government with respect to available Medicare "clawback" payments, $80 million was transferred back to the Stabilization Fund.

In March 2010, the EOAF announced that it had identified $195 million of additional non-tax revenue and cost exposures in Fiscal Year 2010 that were not previously anticipated.  A portion of the deficiency is being reimbursed by the Federal government, leaving a $118 million deficiency that needed to be closed using state resources.  The Governor proposed $38 million of line item spending reductions and a transfer of $50 million in surplus funds from the Commonwealth Transportation Fund.  These measures were signed into law as part of the supplemental budget legislation approved by the Governor on April 28, 2010.  In addition, $30 million of the $80 million of clawback payments discussed above were transferred back to the Stabilization Fund.

The Governor has signed Fiscal Year 2010 supplemental appropriations totaling $665.4 million. The majority of additional funding is necessary to support safety net programs and services affected by increased caseloads and utilization as a result of the economic downturn, such as the MassHealth program.  There have also been other unanticipated costs that have required supplemental funding.  On July 9, 2010, the Governor filed a final supplemental appropriations bill for Fiscal Year 2010 that provided for net new spending in the amount of $28.5 million.  This funding primarily addresses outstanding liabilities of the Commonwealth, and there are sufficient resources available to cover these expenditures.

While the Department of Revenue ("DOR") has not completed its tabulation of Fiscal Year 2010 tax revenues, on July 16, 2010 the DOR released its preliminary June tax revenue report, which indicated that collections for Fiscal Year 2010 totaled $18.539 billion, an increase of $280 million (1.5%) compared to Fiscal Year 2009.  This increase is attributable in large part to an increase of approximately $743 million (19.2%) in sales tax collections (due entirely to the increase in the sales tax rate from 5.0% to 6.25% and elimination of the sales tax exemption for alcoholic beverages, both of which were effective August 1, 2009), an increase of approximately $21 million (1.0%) in corporate and business tax collections and a decrease of approximately $473 million (4.5%) in personal income tax collections.

On October 31, 2010, the Commonwealth published the Fiscal Year 2010 statutory basis financial report, which shows a consolidated net surplus of approximately $21.3 million before a $10 million transfer for life sciences funding required by the Commonwealth's Fiscal Year 2011 budget.

Fiscal Year 2011.  On January 27, 2010, the Governor filed his proposed budget for Fiscal Year 2011 with the Legislature.  The Governor's recommendations were based on the then-consensus tax revenue estimate for Fiscal Year 2011 of $19.050 billion.  The Governor's recommendations called for total spending in Fiscal Year 2011 of $28.212 billion.  The projected Fiscal Year 2011 budget shortfall was $2.75 billion, which the Governor recommended addressing through budget reductions, use of Federal stimulus, use of monies from the Stabilization Fund and other revenue proposals.

The proposed Fiscal Year 2011 budget included a total of $1.297 billion in enhanced Federal Medical Assistance Percentage ("FMAP").  Under ARRA, the level of enhanced FMAP for each state is dependent on the state's unemployment rates. Massachusetts currently qualifies for the highest tier for FMAP percentages.  The enhanced FMAP through the ARRA legislation extends through December 2010.   This FMAP funding estimate also reflects the anticipated success in securing the expected enactment of a six-month extension of enhanced Federal matching relief to the period ending June 30, 2011.  The Governor's budget recommendations assume a tier 2 level of reimbursement of 60.2% or approximately $607 million for the six-month extension portion of enhanced FMAP.

On June 30, 2010 the Governor approved the Fiscal Year 2011 budget, which totaled $27.57 billion.  The Governor vetoed approximately $457 million from the budget that was enacted by the Legislature.  Such vetoes include $372 million of appropriations funded from additional FMAP that had been assumed in the budget, but which the U.S. Congress has not yet approved.  In addition, the budget enacted by the Legislature included $54 million in anticipated Federal assistance for needy families that has not yet been approved by Congress.  The budget enacted by the Legislature also included approximately $17 million in Lottery revenues in excess of revenue projections given by the State Lottery Commission.  The Governor has vetoed certain funding in the Fiscal Year 2011 budget to solve for these anticipated exposures.

The Fiscal Year 2011 budget includes a $100 million withdrawal from the Stabilization Fund, the use of Fiscal Year 2011 interest earnings on the Stabilization Fund and an additional $95 million in savings by suspending the statutory carryover of the General Fund balance into the next fiscal year.  Taking all that into account, the Stabilization Fund is projected to have a $556 million balance at the end of Fiscal Year 2011.  The Fiscal Year 2011 budget also relies on $809 million in remaining available ARRA funds.

On August 10, 2010, the President signed a $26 billion state-aid package that would provide additional Federal funding to the states for Medicaid and teachers' pay.  This measure extends the FMAP rate originally set to expire on December 31, 2010 to June 30, 2011, which is expected to provide approximately $449 million in additional Medicaid reimbursement to the Commonwealth.  The aid package also is expected to provide approximately $204 million to the Commonwealth to retain or hire teachers at local school districts.

On October 15, 2010 the Governor approved supplemental budget legislation that included approximately $419 million in appropriations to preserve program funding for safety net services and public safety functions.  This additional funding was supported with $399 million of the $449 million in estimated additional Federal revenues to be provided to the Commonwealth in Fiscal Year 2011 from the August 2010 extension of the FMAP rate.  The legislation also eliminated the planned Fiscal Year 2011 withdrawal of $100 million from the Stabilization Fund and authorized the EOAF to forego the use of approximately $95 million in additional reserves assumed from the suspension of the "statutory carry forward" in Fiscal Year 2011.  Of the $419 million in supplemental funding, approximately $327 million was provided for the MassHealth program.  The Commonwealth receives additional Federal Medicaid reimbursements for these expenditures, leaving the "net" total amount of supplemental funding at approximately $203 million.

            Taking into account all appropriations to date, all cost and revenue exposures, and all anticipated savings and unbudgeted revenue, the EOAF projects that the Commonwealth's Fiscal Year 2011 budget is in balance. The EOAF's current projection for Fiscal Year 2011 assumes that there could be up to $500 million in "gross" additional appropriations (up to $277 million of which would require state funding). These additional appropriations, to the extent necessary, will be funded from existing resources, and would possibly be needed as a result of increased utilization in certain case-load driven accounts, including the MassHealth program, the emergency assistance shelter program and the Commonwealth's public defender program. The EOAF is working with the relevant state agencies to manage and mitigate these cost pressures to the greatest extent possible.

Commonwealth Revenues

In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the Federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds, which are deposited in the Commonwealth's budgeted operating funds.

Commonwealth Taxes.  In Fiscal Year 2010, on a statutory basis, approximately 56.7% of the Commonwealth's budgeted operating revenues and other financing sources were derived from state taxes.  In addition, the Federal government provided approximately 28.2% of such revenues, with the remaining 15.1% provided from departmental revenues and transfers from non-budgeted funds.

The major components of Commonwealth taxes are the income tax, which was estimated to account for approximately 55.6% of total tax revenues in Fiscal Year 2010, the sales and use tax, which was estimated to account for approximately 24.4% of total tax revenues in Fiscal Year 2010, and the corporations and other business and excise taxes, which were estimated to account for approximately 11.3% of total tax revenues in Fiscal Year 2010.  Other tax and excise sources were estimated to account for the remaining 8.7% of Fiscal Year 2010 tax revenues.

Income Tax.  The Commonwealth assesses personal income taxes at flat rates, according to classes of income after specified deductions and exemptions.  A rate of 5.3% has been applied to most types of income since January 1, 2002.  The tax rate on gains from the sale of capital assets held for one year or less and from the sale of collectibles is 12%, and the tax rates on gains from the sale of capital assets owned more than one year is 5.3%.  Interest on obligations of the United States and of the Commonwealth and its political subdivisions is exempt from taxation.

Under current law, the personal income tax rate is scheduled to be gradually reduced to 5.0%, contingent upon "baseline" state tax revenue growth (i.e., revenue growth after factoring out the effect of tax law and administrative processing changes) growing by 2.5% more than the rate of inflation for state and government purchases.  In the tax year following that in which the personal income tax rate is reduced to 5.0%, the charitable deduction, which was in effect for tax year 2000 but subsequently suspended, would be restored.  In Fiscal Year 2009, tax revenue growth was not sufficient to trigger a tax rate reduction for tax year 2010.  Fiscal Year 2010 baseline revenues are projected to be less than Fiscal Year 2009 revenues, so no tax rate reduction is expected to be triggered for tax year 2011.

Sales and Use Tax.  As of August 1, 2009, the Commonwealth imposes a 6.25% (5% prior to August 1, 2009) sales tax on retail sales of certain tangible properties (including retail sales of meals) transacted in the Commonwealth and a corresponding 6.25% use tax on the storage, use or other consumption of like tangible properties brought into the Commonwealth.  However, food, clothing, prescribed medicine, materials and produce used in food production, machinery, materials, tools and fuel used in certain industries, and property subject to other excises (except for cigarettes and, as of August 1, 2009, alcoholic beverages) are exempt from sales taxation.  The sales and use tax also is applied to sales of electricity, gas and steam for certain nonresidential use and to nonresidential and most residential use of telecommunication services.

On November 2, 2010, the initiative petition that would have reduced the sales and use tax rates to 3% was defeated by voters. However, the initiative petition to remove the sales tax on alcoholic beverages effective January 1, 2011 was passed by voters. The DOR estimates the tax revenue loss resulting from this change will be approximately $46 million for Fiscal Year 2011 and between $105 million to $116 million annually thereafter.

Business Corporations Tax.  Corporations doing business in the Commonwealth, other than banks, trust companies, insurance companies, railroads, public utilities and safe deposit companies, are subject to an excise that has a property measure and an income measure.  The value of Commonwealth tangible property (not taxed locally) or net worth allocated to the Commonwealth is taxed at $2.60 per $1,000 of value.  The net income allocated to the Commonwealth, which is based on net income for Federal taxes, is taxed at 8.75% (as of January 1, 2010), subject to further scheduled reductions.  The minimum tax is $456.  Both rates and the minimum tax include a 14% surtax.

Recent legislation changed the corporate tax structure in Massachusetts from a "separate company" reporting state to a "combined reporting" state, effective January 1, 2009.  This legislation also repealed the differences between Federal and Massachusetts business entity classification rules for tax purposes so that companies will be classified as the same type of legal entity for all tax purposes.  The legislation reduced the 9.5% business corporations tax rate to 8.75% as of January 1, 2010, 8.25% as of January 1, 2011 and 8.00% as of January 1, 2012 and thereafter.  The DOR estimates that these changes, in the aggregate, increased revenues by approximately $255 million in Fiscal Year 2009, and will increase revenues by approximately $345.2 million in Fiscal Year 2010, $239.9 million in Fiscal Year 2011, $169.1 million in Fiscal Year 2012 and $145 million in Fiscal Year 2013 and thereafter.

Financial Institutions Tax.  Financial institutions (which include commercial and savings banks) are subject to an excise tax of 10.5%.  The tax reform legislation discussed above also provides for a reduction in the financial institutions tax rate to 10% as of January 1, 2010, 9.5% as of January 1, 2011 and 9% as of January 1, 2012 and thereafter.

Insurance Taxes.  Life insurance companies are subject to a 2% tax on gross premiums; domestic companies also pay a 14% tax on net investment income.  Property and casualty insurance companies are subject to a 2.28% tax on gross premiums, plus a 14% surcharge for an effective tax rate of 2.28%.  Domestic companies also pay a 1% tax on gross investment income.

Other Taxes.  Other tax revenues are derived by the Commonwealth from motor fuels excise taxes, cigarette and alcoholic beverage excise taxes, estate and deed excises and other tax sources.  The excise tax on motor fuels is $0.21 per gallon.  On July 1, 2008, the Governor approved legislation raising the state cigarette tax from $1.51 per pack to $2.51 per pack.  The DOR estimates that this change resulted in additional revenue of between $140 million and $150 million in Fiscal Year 2009 and will result in a Fiscal Year 2010 revenue increase of between $120 million and $130 million and in subsequent years.

Recent Tax Law Changes.  On August 5, 2010, the Governor signed into law legislation relating to economic development that includes certain provisions affecting Commonwealth tax revenues.  The legislation extended the net operating loss carry-forward period from 5 years to 20 years for specified categories of taxpayers filing under the corporate excise tax, for losses sustained in tax years beginning in calendar year 2010.  The DOR estimates that the static revenue loss under this provision will be approximately $4.7 million in Fiscal Year 2016, $12.6 million in Fiscal Year 2017, $19.8 million in Fiscal Year 2018, $25.5 million in Fiscal Year 2019 and $30.3 million in Fiscal Year 2020, and will increase annually until the tax law change is fully phased in by Fiscal Year 2031, at which point the annual revenue loss will be approximately $92.2 million.

The legislation also reduced the 3% capital gains tax rate under the individual income tax rate for sale of investments in certain Massachusetts-based start-ups.  The new rate takes effect for tax years beginning on or after January 1, 2011 with respect to investments in corporations incorporated on or after January 1, 2011, but a three-year holding period is required. The DOR estimates that this provision will result in a static revenue loss of $0.1 million in Fiscal Year 2014, $0.7 million in Fiscal Year 2015, $2.3 million in Fiscal Year 2016, $4.0 million in Fiscal Year 2017 and $5.7 million in Fiscal Year 2018, and will increase annually until Fiscal Year 2022, at which point the annual revenue loss will be approximately $13.5 million.

Furthermore, the legislation provides for the exclusion of income of a non-U.S. corporation from a "water's edge" combined report under the corporate excise tax if the income is not subject to U.S. Federal income tax by reason of an exemption in a Federal bi-lateral treaty, effective for tax years beginning January 1, 2009.  Other income of a non-U.S. corporation that is derived from U.S. sources (as well as income effectively connected with a U.S. trade or business) would continue to be included in the combined group's Massachusetts income tax base in accordance with the combined reporting statute and regulations, including in situations where a Federal treaty reduces the Federal tax rate on such income but does not completely exempt the income from tax.  The DOR estimates that this provision will result in a revenue reduction or revenue forgone of up to approximately $28 million annually, with a potentially larger revenue loss in Fiscal Year 2011 due to the retroactive nature of the change.  Finally, the legislation established a sales tax holiday on August 14-15, 2010.  All non-business retail sales of $2,500 or less were exempt from the Massachusetts sales tax, excluding telecommunications services, motor vehicles, meals, utilities, motor boats, and tobacco products. The DOR estimates that the sales tax holiday will result in a static revenue loss of approximately $20 million in Fiscal Year 2011.

Federal and Other Non-Tax Revenues.

Federal Revenue.  Federal revenue is collected through reimbursements for the Federal share of entitlement programs such as Medicaid and, beginning in Federal Fiscal Year 1997, through block grants for programs such as Transitional Assistance to Needy Families ("TANF").  The amount of Federal revenue to be received is determined by state expenditures for these programs.  The Commonwealth receives reimbursement for approximately 50% of its spending for Medicaid programs.  Block grant funding for TANF is received quarterly and is contingent upon maintenance of effort spending level determined annually by the Federal government.  In Fiscal Year 2009, Federal reimbursements for budgeted operating activity amounted to $8.251 billion.  Federal reimbursements for Fiscal Year 2010 are currently projected to be $8.589 billion.  Departmental and other non-tax revenues are derived from licenses, tuition, registrations and fees, and reimbursements and assessments for services.  For Fiscal Years 2009 these revenues were $2.326 billion and are projected to be $2.889 billion in Fiscal Year 2010.

Lottery Revenue.  For the budgeted operating funds, inter-fund transfers include transfers of profits from the State Lottery Fund and the Arts Lottery Fund and reimbursements for the budgeted costs of the State Lottery Commission.  This accounted for net transfers from the Lottery of $1.018 billion, $1.035 billion, $1.103 billion, $1.128 billion and $1.003 billion in Fiscal Years 2005 through 2009, respectively.

The Lottery Commission's operating revenues for Fiscal Year 2010 were $989.7 million. The result was a surplus of $55.4 million against the assumed $934.3 billion budget to fund various commitments appropriated by the Legislature from the State Lottery Fund and Arts Lottery Fund, including Lottery administrative expenses, and $758.8 million in appropriations for local aid to cities and towns, with the balance of $55.4 million to be transferred to the General Fund for the general activities of the Commonwealth.

The Fiscal Year 2011 budget assumes total net transfers from the Lottery of $986.8 million to fund various commitments appropriated by the Legislature, including Lottery administrative expenses and $812.2 million in appropriations for local aid to cities and towns, with the balance, if any to be transferred to the General Fund for the general activities of the Commonwealth.  For Fiscal Year 2011, the State Lottery Commission is currently projecting net operating revenues of 986.8 million to fund the assumed transfers.

Tobacco Settlement.  On November 23, 1998, the Commonwealth joined with other states in entering into the MSA, which resolved the Commonwealth's and the other states' litigation against the cigarette industry.  Under the MSA, cigarette companies have agreed to make both annual payments (in perpetuity) and five initial payments (for the calendar years 1999 to 2003, inclusive) to the settling states.  Each payment amount is subject to applicable adjustments, reductions and offsets, including upward adjustments for inflation and downward adjustments for decreased domestic cigarette sales volume.

The Commonwealth's allocable share of the base amounts payable under the master settlement agreement is approximately 4.04%.  The Commonwealth had estimated its allocable share of the base amounts under the agreement through 2025 to be approximately $8.3 billion, without regard to any potential adjustments, reductions or offsets.  However, in pending litigation tobacco manufacturers are claiming that because of certain developments, they are entitled to reduce future payments under the MSA, and certain manufacturers withheld payments to the states that were due in April of each year since 2006.  The Commonwealth believes it is due the full amount and is pursuing its claim to unreduced payments.  The Commonwealth was also awarded $414.3 million from a separate Strategic Contribution Fund established under the MSA to reward certain states' particular contributions to the national tobacco litigation effort.  This additional amount is payable in equal annual installments during the calendar years 2008 through 2017.

Tobacco settlement payments were initially deposited in a permanent trust fund (the Health Care Security Trust), with only a portion of the moneys made available for appropriation. Beginning in Fiscal Year 2003, however, the Commonwealth has appropriated the full amount of tobacco settlement receipts in each year's budget. The balance accumulated in the Health Care Security Trust amounted to $509.7 million at the end of Fiscal Year 2007. The Fiscal Year 2008 budget established the State Retiree Benefits Trust Fund, and required the Health Care Security Trust's balance to be transferred to the State Retiree Benefits Trust Fund on or before June 30, 2008.  The Fiscal Year 2009 budget transfers all payments received by the Commonwealth in Fiscal Year 2009 pursuant to the master settlement agreement from the Health Care Security Trust to the General Fund.  To date, the Commonwealth has received approximately $3.03 billion in payments under the MSA.

Tax Revenues—Fiscal Years 2008-2011

Fiscal Year 2008.  Tax revenue collections for Fiscal Year 2008 totaled $20.879 billion, an increase of $1.143 billion (5.8%) over Fiscal Year 2007.  The increase was attributable in large part to an increase of approximately $433 million (5.0%) in withholding collections, an increase of approximately $387 million (18.4%) in income tax estimated payments, an increase of approximately $299 million (15.2%) in income tax payments with returns and extensions, an increase of approximately $21 million (0.5%) in sales and use tax collections and an increase of $72 million (2.9%), in corporate and business tax collections.  The collections were $654 million above the Fiscal Year 2008 tax estimate of $20.225 billion adjusted for subsequent tax law changes.  Approximately $399.5 million in supplemental appropriations were approved for Fiscal Year 2008.

Fiscal Year 2009.  Tax revenue collections for Fiscal Year 2009 totaled $18.26 billion, a decrease of $2.62 billion (12.5%) from Fiscal Year 2008.  The decrease was attributable in large part to a decrease of approximately $712.5 million (28.6%) in personal income tax estimated payments, a decrease of approximately $147.6 million (1.6%) in withholding collections, a decrease of approximately $825.2 million (36.4%) in income tax payments with returns and extensions, an increase of approximately $216.4 million (16.2%) in income tax refunds, a decrease of approximately $218 million (5.3%) in sales tax collections and a decrease of approximately $449.6 million (17.6%) in corporate and business tax collections, which are partially offset by changes in other revenues.  The Fiscal Year 2009 collections were $176.5 million below revised estimates.

Fiscal Year 2010.  Tax revenue collections for Fiscal Year 2010 totaled $18.544 billion, an increase of approximately $284 million (1.6%) over Fiscal Year 2009.  This increase is attributable in large part to an increase of approximately $743 million (19.2%) in sales and use tax collections, an increase of approximately $21 million (1.0%) in corporate and business collections, offset by a decrease of approximately $473 million (4.5%) in income tax collections.

Fiscal Year 2011.  Preliminary tax revenues for the first four months of Fiscal Year 2011, ended October 31, 2010, totaled approximately $6.096 billion, an increase of approximately $557.9 million (10.1%) over the same period in Fiscal Year 2009.  This increase is attributable in large part to an increase of approximately $169.5 million (6.2%) in withholding collections, an increase of approximately $44.2 million (11.7%) in income estimated payments, a decrease of approximately $52.0 million (24.9%) in income refunds, an increase of approximately $216.5 million (14.7%) in sales and use tax collections, and an increase of approximately $87.4 million (19.8%) in corporate and business tax collections.  Preliminary year-to-date Fiscal Year 2011 tax collections were approximately $414 million above the benchmark estimate, which is based on the Fiscal Year 2011 consensus tax revenue estimate of $19.078 billion (which is equal to the $19.050 billion consensus estimate plus $48 million in Fiscal Year 2011 tax initiatives authorized in the Fiscal Year 2011 general appropriations act and less $20 million in the estimated sales tax revenue loss resulting from the August 2010 sales tax holiday).

Commonwealth Expenditures

Commonwealth Financial Support for Local Governments.  The Commonwealth makes substantial payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of local property tax limits on local programs and services.  Local Aid payments take the form of both direct and indirect assistance.  Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts, excluding certain pension funds and non-appropriated funds.  In Fiscal Years 2009 and 2010, approximately $4.724 and $4.837 billion, respectively, was allocated to direct Local Aid.

As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities.  The legislation requires the Commonwealth to distribute aid to ensure that each district reaches at least a minimum level of spending per public education pupil.  Since Fiscal Year 1994, the Commonwealth has fully funded the requirements imposed by this legislation in each of its annual budgets.  In Fiscal Year 2007, this legislation was revised to adjust the formula by which the Commonwealth calculates its Local Aid payments.

The Lottery and Additional Assistance programs, which comprise the other major components of direct Local Aid, provide unrestricted funds for municipal use.  There are also several specific programs funded through direct Local Aid, such as highway construction, school building construction and police education incentives.  The Fiscal Year 2009 budget provided for State Lottery Fund distributions of approximately $810 million, with an additional $124 million to be provided from the General Fund.  The Fiscal Year 2009 budget also provided for Additional Assistance in the amount of $378 million.

Medicaid.  The Medicaid program provides health care to low-income children and families, low-income adults, the disabled and the elderly.  The program, which is administered by the Executive Office of Health & Human Services ("EOHHS"), generally receives 50% in Federal reimbursement on most Medicaid expenditures.  ARRA increased the FMAP for expenditures made between October 1, 2008, and December 31, 2010 from 50% to between 56.2% and 61.59%, depending on the Commonwealth's unemployment rate.  Beginning in Fiscal Year 1999, payments for some children's benefits are 65% Federally reimbursable under the  Children's Health Insurance Program.

For Fiscal Year 2010, nearly 30% of the Commonwealth's budget is devoted to Medicaid.  It is the largest item in the Commonwealth's budget and has been one of the fastest growing budget items.  Medicaid spending from Fiscal Years 2006-10 has grown by 6.6% on a compound annual basis. During the same period, Medicaid enrollment is estimated to have increased 3.2% on a compound annual basis, driven largely by eligibility expansions and the individual mandate prescribed by the 2006 health care reform legislation.

The Fiscal Year 2010 estimated spending is $9.291 billion which includes an assumed Fiscal Year 2010 deficiency figure of $432 million.  The Governor has approved supplemental legislation that includes $200 million in additional funding for the program and has filed supplemental legislation that includes an additional $163 million.  The remaining amount is expected to be solved by the transfer of surplus funds from the MassHealth Medicare clawback account. MassHealth is also working on quantifying potential additional exposures in the Children's Behavioral Health Initiative related to compliance with the remedial plan ordered in Rosie D. et al v. The Governor discussed below.

Commonwealth Care.  State health care reform legislation enacted in 2006 created the Commonwealth Health Insurance Connector Authority to, among other things, administer the new Commonwealth Care program, a subsidized health insurance coverage program for adults whose income is up to 300% of the Federal poverty level and who do not have access to employer-sponsored insurance.  Commonwealth Care began enrolling individuals on October 1, 2006.  As of May 1, 2010, over 150,000 residents were enrolled in Commonwealth Care.  The Fiscal Year 2010 budget currently includes $631.7 million for Commonwealth Care.  The Governor's Fiscal Year 2011 budget recommendations preserved current eligibility for Commonwealth Care and provided $796.9 million to fund additional enrollment in Fiscal Year 2011.

Health Safety Net Trust Fund (formerly, the Uncompensated Care Pool).  This program reimburses acute care hospitals and community health centers for eligible services provided to low-income uninsured and underinsured people.  Success in expanding enrollment in health insurance through health care reform has resulted in decreased Health Safety Net utilization and payments.  As compared to Fiscal Year 2007, payments sustained a record drop through Fiscal Year 2009 (from $661 million to $414 million).

The Fiscal Year 2010 budget included $390 million in dedicated resources for the Health Safety Net, including $320 million from hospital and insurer assessments and $70 million from supplemental payments made by other sources.  The Fiscal Year 2010 budget also anticipated retaining an additional $21.1 million in accumulated Fiscal Year 2008 and 2009 surpluses within the Health Safety Net Trust Fund to help address Fiscal Year 2010 demand.  In light of these resources, while there is significant uncertainty around program demand for Fiscal Year 2010, demand is currently projected to exceed these revenues by $30 million to $60 million.  In the event that demand exceeds available revenues, the shortfall is expected to be allocated among hospitals based on rules already established in regulation.

The Governor's Fiscal Year 2011 budget assumed $420 million in dedicated resources for the Health Safety Net Trust Fund, including $320 million from hospital and insurer assessments, $70 million from supplemental payments made by other sources and a $30 million contribution from the General Fund.

Federal Health Care Reform. On March 23, 2010 the President signed into law a comprehensive national health reform measure, the Patient Protection and Affordable Health Care Act ("PPACA").  Many of the provisions that were passed in the PPACA are similar to the Massachusetts health care reform model including the introduction of a health insurance exchange, insurance market reforms, individual mandate requirements to ensure that individuals are accessing health insurance, and rules designed to encourage employers to contribute to health insurance for their employees.  Unlike many other states, the Commonwealth will not need to devote new state funding to cover populations under the Federal Medicaid expansions, as the Commonwealth is already providing coverage exceeding the new Federal coverage levels.

Instead, PPACA will provide the Commonwealth with significant additional Federal funding for the Commonwealth's health insurance programs for low-income individuals starting in 2014.  The Commonwealth is aggressively analyzing this legislation to identify immediate funding opportunities and compliance requirements for the Commonwealth and begin planning for further adjustments needed as key provisions of national health care reform are gradually phased in.

Public Assistance.  Through the Department of Transitional Assistance, the  Commonwealth administers four major programs of public assistance for eligible residents: transitional aid to families with dependent children ("TAFDC"); emergency assistance; emergency aid to the elderly, disabled and children ("EAEDC"); and the state supplemental benefits for residents enrolled in the Federal supplemental security income ("SSI") program. In addition, the Commonwealth is responsible for administering the entirely Federally funded food stamps program, which provides food assistance to low-income families and individuals.  The Department oversees state homeless shelter programs and spending for families and individuals.  Lastly, beginning in Fiscal Year 2008, the Commonwealth established a new supplemental nutritional program, which provides small supplemental benefits to working families currently enrolled in the food stamps program.  Total budgeted operating funds for the Department of Transitional Assistance were $814.2 million, $859.5 million and $758.1 million in Fiscal Years 2008, 2009 and 2010, respectively.

Federal welfare reform legislation enacted on August 22, 1996 eliminated the Federal entitlement program of aid to families with dependent children and replaced it with block grant funding for TANF.  The Commonwealth must meet Federal maintenance-of-effort requirements in order to be eligible for the full TANF grant award.  In February 2006, Federal legislation reauthorized the TANF block grant providing $459.4 million annually to the Commonwealth for the next five years, provided that the Commonwealth meets certain Federal work requirements.

Under Federal TANF program rules, Massachusetts must increase its current work participation rate from 16.7% to 50% for all TANF families and 90% for two parent families beginning in Federal Fiscal Year 2007.  Through Fiscal Year 2008, Massachusetts has been eligible under the Federal program rules to lower the total required work participation rate requirement by applying credits earned through annual caseload reductions while continuing to meet Federal requirements for state maintenance of effort spending.  In Fiscal Year 2008, Massachusetts was subject to a new methodology in determining the total annual caseload reduction credit that can be applied to the workforce participation target.  Because the new methodology diminished the Commonwealth's ability to lower its workforce participation target, it established a new supplemental nutrition program.  In February 2010, the Commonwealth was informed that, based on the caseload reduction credit for 2008, the revised target was 0%.  Consistent with Federal guidance in 2009, the Commonwealth's target participation rate for 2008 through 2011 would be the lower of the 2008 or 2009 targets.  Based on the 0% for 2008, the targets for 2008 through 2011 will be 0%.  Since the supplemental nutrition program was no longer needed to enable the Commonwealth to meet its target, the program was suspended.

Other Health and Human Services.  The Office of Health Services encompasses programs and services from the Department of Public Health, the Department of Mental Health, and the Division of Health Care Finance and Policy.  Their goal is to promote healthy people, families, communities, and environments through coordinated care.  In Fiscal Year 2009 the Office of Health Services spent $1.186 billion and was projected to spend $1.146 billion in Fiscal Year 2010.  In Fiscal Year 2009 the Department of Public Health spent $548.5 million and was projected to spend $495.2 million Fiscal Year 2010. In Fiscal Year 2009 the Department of Mental Health spent $623.5 million and was projected to spend $633.6 million in Fiscal Year 2010.  In Fiscal Year 2009 the Division of Health Care Finance and Policy spent $14.0 million and was projected to spend $17.4 million Fiscal Year 2010.

Commonwealth Pension Obligations.  The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees and for teachers of the cities, towns and regional school districts throughout the state.  The Commonwealth assumed responsibility, beginning in Fiscal Year 1982, for payment of cost of living adjustments for all local retirement systems.  However, in 1997 legislation was enacted removing from the Commonwealth the cost of future cost-of-living adjustments for these systems and providing that systems fund future cost-of-living adjustments.  Pension benefits for state employees are administered by the State Board of Retirement, and pension benefits for teachers are administered by the Teachers' Retirement Board.  Investment of the assets of the state employees' and teachers' retirement systems is managed by the Pension Reserves Investment Management Board.  In the case of all other retirement systems, the retirement board for the system administers pension benefits and manages investment of assets.  The members of these state and local retirement systems do not participate in the Federal Social Security System.  The Commonwealth's employees' and teachers' retirement systems are partially funded by employee contributions of regular compensation, which rates vary depending on when the employee was hired.

On October 30, 2008, the Legislature extended the funding schedule from 2023 to 2025.  On January 13, 2009, the EOAF and legislative leaders agreed upon a pension funding level of $1.376 billion for Fiscal Year 2010.  This amount is based upon the final January 1, 2008 actuarial results and reflects the extended funding schedule deadline of 2025.

On October 1, 2010, the Public Employee Retirement Administration Commission ("PERAC") released its actuarial valuation of the total pension obligation as of January 1, 2010.  The unfunded actuarial accrued liability as of that date for the total obligation was approximately $19.986 billion, including approximately $5.843 billion for the State Employees' Retirement System, $12.477 billion for the Massachusetts Teachers' Retirement System, $1.364 billion for Boston Teachers and $302 million for cost-of-living increases reimbursable to local systems.  The valuation study estimated the total actuarial accrued liability as of January 1, 2010 to be approximately $41.59 billion.

On January 27, 2010, the Governor filed legislation proposing pension reforms in addition to those adopted by the passage of pension reform legislation in June 2009.  The additional reforms include eliminating abuses, improving fairness and updating the system to reflect changes in work patterns. Such reforms are expected by the Governor to generate an estimated savings of over $2 billion over 30 years.

Higher Education.  The Commonwealth's system of higher education includes the five-campus University of Massachusetts, nine state colleges and 15 community colleges.  The operating revenues of each institution consist primarily of state appropriations and of student and other fees that may be imposed by the board of trustees of the institution.  Tuition levels are set by the Board of Higher Education, and tuition revenue is required to be remitted to the State Treasurer by each institution. The board of trustees of each institution submits operating and capital budget requests annually to the Board of Higher Education.  Fiscal Year 2009 spending on higher education equaled $1.035 billion, and Fiscal Year 2010 spending was projected to be $843 million.

Capital Spending

EOAF maintains a multi-year capital spending plan, including an annual administrative limit on certain types of capital spending by state agencies.  In October 2010, the Governor released a five-year capital investment plan for Fiscal Years 2011-2015, totaling nearly $18 billion.  With the release of this plan, the Governor announced that the bond cap will be $1.625 billion for Fiscal Year 2011, plus $140 million in unused bond cap from Fiscal Year 2010, which has been carried forward to support spending in Fiscal Year 2011.  The bond cap for Fiscal Year 2012 is projected to be $1.750 billion, and is projected to increase by $125 million in each subsequent fiscal year through Fiscal Year 2015.

The bond cap determination is based on the debt affordability policy, under which the Commonwealth sets the annual borrowing limit at a level designed to keep debt service within 8% of budgeted revenues.  For future fiscal years, 3% annual growth is assumed, which is the 10-year historic annual average growth in budgeted revenues.  In addition to keeping debt service within 8% of budgeted revenues, the debt management policy limits future annual growth in the bond cap to not more than $125 million through Fiscal Year 2015.  This additional constraint is designed to ensure that projected growth in the bond cap will be held to stable and sustainable levels.

Massachusetts Bay Transportation Authority ("MBTA").  The MBTA issues its own bonds and notes and is also responsible for the payment of obligations issued by the Boston Metropolitan District prior to the creation of the MBTA in 1964.  Prior to July 1, 2000, the Commonwealth supported MBTA bonds, notes and other obligations through guaranties of the debt service on its bonds and notes, contract assistance generally equal to 90% of the debt service on outstanding MBTA bonds and payment of the MBTA's net cost of service (current expenses, including debt service, minus current income).

Beginning July 1, 2000, the Commonwealth's annual obligation to support the MBTA for operating costs and debt service was limited to a portion of the state sales tax revenues, but the Commonwealth remains contingently liable for the payment of MBTA bonds and notes issued prior to July 1, 2000.  The Commonwealth's obligation to pay such prior bonds is a general obligation.  As of December 31, 2009, the MBTA had approximately $855.6 million of such prior bonds outstanding.  Such bonds are currently scheduled to mature annually through Fiscal Year 2030, with annual debt service in the range of approximately $166 million to $156 million through Fiscal Year 2013 and declining thereafter.

Commonwealth Indebtedness

General Authority to Borrow.  Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the legislature present and voting thereon.  The constitution further provides that borrowed money shall not be expended for any other purpose than that for which it was borrowed or for the reduction or discharge of the principal of the loan.  In addition, the Commonwealth may give, loan or pledge its credit by a two-thirds vote of the members of each house of the legislature present and voting thereon, but such credit may not in any manner be given or loaned to or in aid of any individual, or of any private association, or of any corporation which is privately owned or managed.

General Obligation Debt.  The Commonwealth issues general obligation bonds and notes pursuant to Commonwealth law.  General obligation bonds and notes issued thereunder are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for the payment of principal and interest when due, unless specifically provided otherwise on the face of such bond or note.  As of December 31, 2009, the Commonwealth had approximately $17.2 billion in issued and outstanding general obligation debt, of which $13.6 billion (79%) was fixed rate debt and $3.6 billion (21%) was variable rate debt.  The Commonwealth's outstanding general obligation variable rate debt consists of several variable rate structures.  Most of the outstanding variable rate bonds are in the form of variable rate demand bonds, which account for $2.2 billion of outstanding general obligation debt as of December 31, 2009.  Other outstanding variable rate structures include London Interbank Offered Rate (LIBOR) index bonds, auction rate securities, and consumer price index bonds.  Of the variable rate debt outstanding, the interest rates on $3.2 billion of total general obligation debt, have been synthetically fixed by means of floating-to-fixed interest rate swap agreements. These agreements are used as hedges to mitigate the risk associated with variable rate bonds.

Under legislation approved by the Governor on August 11, 2008, scheduled, periodic payments to be made by the Commonwealth pursuant to swap agreements in existence on August 1, 2008 or entered into after such date constitute general obligations of the Commonwealth to which its full faith and credit are pledged . The remaining variable rate debt of $323 million, or approximately 2% of the total outstanding general obligation debt, is unhedged and, accordingly, floats with interest rates re-set on a weekly basis.

As of December 31, 2009, the Commonwealth had outstanding approximately $145.1 million ($76.4 million principal and $68.8 million discount) of variable rate "U. Plan" bonds, sold in conjunction with a college savings program administered by the Massachusetts Educational Financing Authority, which bear deferred interest at a rate equal to the percentage change in the consumer price index plus 2%, together with current interest at the rate of 0.5%.

The Commonwealth has issued general obligation bonds in the form of Build America Bonds ("BABs"), which were authorized under ARRA.  The Commonwealth is entitled to receive a cash subsidy from the Federal government equal to 35% of the investment payable on the BABs provided the Commonwealth makes certain required filings in accordance with applicable Federal rules.  Such interest subsidy payments are treated under Federal law as overpayments of tax and, accordingly, are subject to offset against certain amounts that may be owed by the Commonwealth to the Federal government or its agencies.  The Commonwealth is obligated to make payments of principal and interest on the BABs whether or not it receives interest subsidy payments.  As of June 1, 2010, the Commonwealth had approximately $1.4 billion of BABs outstanding.

The Commonwealth is authorized to issue short-term general obligation debt as RANs or bond anticipation notes ("BANs").  RANs may be issued in any fiscal year in anticipation of the receipts for that year and must be repaid no later than the close of the fiscal year in which they are issued.  BANs may be issued in anticipation of the issuance of bonds, including special obligation convention center bonds.  In addition, the Commonwealth currently has liquidity support for a $800 million commercial paper program which it utilizes regularly for cash flow purposes.

Special Obligation Debt.

The Commonwealth Transportation Fund.  The Commonwealth is authorized to issue special obligation bonds secured by all or a portion of revenues accounted to the Commonwealth Transportation Fund (formerly the Highway Fund).  Revenues that are currently accounted to the Commonwealth Transportation Fund are primarily derived from taxes and fees relating to the operation or use of motor vehicles in the Commonwealth, including the motor fuels excise tax.  As of December 31, 2009, the Commonwealth had outstanding $449.5 million of such special obligation bonds secured by a pledge of 6.86¢ of the 21¢ motor fuels excise tax.

On August 4, 2008, the Governor approved legislation that authorizes the issuance of an additional $1.9 billion of special obligation bonds secured by a pledge of motor fuels excise tax receipts to fund a portion of the Commonwealth's accelerated structurally deficient bridge program.  The legislation was amended in 2009 to allow the Commonwealth to issue special obligation bonds payable solely from moneys credited to the Commonwealth Transportation Fund for the accelerated structurally-deficient bridge program  To date, no such bonds have been issued.

Convention Center Fund.  The Commonwealth is authorized to issue $694.4 million of special obligation bonds for the purposes of a new convention center in Boston ($609.4 million), the Springfield Civic Center ($66 million) and the Worcester convention center ($19 million).  The bonds are to be payable from moneys credited to the Boston Convention and Exhibition Center Fund created by legislation, which include the receipts from a 2.75% convention center financing fee added to the existing hotel tax in Boston, Cambridge, Springfield and Worcester, a surcharge on car rentals in Boston, a parking surcharge at all three facilities, a surcharge on sightseeing tours and cruises in Boston, tax receipts from certain hotels and other retail establishments in Boston, Cambridge and Springfield.  In June 2004, $686.7 million of special obligation bonds were issued, secured solely by the pledge of receipts of tax revenues within the special districts surrounding the centers and other special revenues connected to such facilities.  Of this, $638.7 million is still outstanding as of December 31, 2009.

Federal Grant Anticipation Notes.  The Commonwealth has issued Federal grant anticipation notes yielding aggregate net proceeds of $1.5 billion, the full amount authorized, to finance the current cash flow needs of the Central Artery/Ted Williams Tunnel Project ("CA/T Project") in anticipation of future Federal reimbursements.  The notes are not general obligations of the Commonwealth.  The notes mature between Fiscal Year 2006 and Fiscal Year 2015.  Such notes are secured by the pledge of Federal highway construction reimbursement payments and by a contingent pledge of certain motor fuels excises. As of December 31, 2009 $910 million of such notes remained outstanding.

On August 4, 2008, the Governor approved legislation authorizing the issuance of an additional $1.1 billion of grant anticipation notes secured by future Federal funds to fund a portion of the Commonwealth's accelerated structurally deficient bridge program.  Similarly to the notes issued for the CA/T Project, the Commonwealth expects to pay interest on the notes for the bridge program from state appropriations.  To date, no such notes have been issued.

Litigation

There are pending in state and Federal courts within the Commonwealth and in the Supreme Court of the United States various suits in which the Commonwealth is a party.  In the opinion of the Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

Commonwealth Programs and Services.  From time to time actions are brought against the Commonwealth by the recipients of governmental services, particularly recipients of human services benefits, seeking expanded levels of services and benefits and by the providers of such services challenging the Commonwealth's reimbursement rates and methodologies.  To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

Health Care for All v. Romney et al. A group of individual plaintiffs brought this action for injunctive and declaratory relief, challenging the Commonwealth's administration of the MassHealth dental program. Specifically, the plaintiffs asserted that the Commonwealth's administration of the program fails to comply with Federal Medicaid law. In February 2006, the trial court entered judgment against the Commonwealth on three counts of the plaintiffs' complaint with respect to MassHealth-eligible members under age 21.  Pursuant to that judgment, the Commonwealth must develop and implement a remedial plan to improve access to Medicaid-covered dental services for MassHealth-eligible members under age 21. Crucial aspects of the plan, including certain regulatory changes and the retention of a third-party administrator for the MassHealth dental plan, have already been implemented, but it is anticipated that ongoing compliance with the judgment will result in additional costs which cannot accurately be estimated at this time. Court oversight of the remediation plan is scheduled to end February 2011, but could be extended.

Rosie D. et al v. The Governor.  In January 2006, the trial court ruled in favor of a class of Medicaid-recipient children that the Commonwealth fails to provide the home- and community-based services required under the Early and Periodic Screening, Diagnosis and Treatment ("EPSDT") provisions of Federal Medicaid laws.  In 2007, the trial court adopted the defendants' proposed remedial plan, with some modifications, and subsequently entered judgment in accordance with that modified plan.  The Commonwealth did not appeal from that judgment and had begun implementation of its remedial plan.  The plan originally contemplated full implementation by June 30, 2009, but, on the Commonwealth's motion, the court modified the judgment to extend the date for full implementation to November 30, 2009.  In January 2009, the court allowed plaintiffs' motion for $7 million in legal fees.  The cost of implementation is likely to exceed $20 million annually beginning in Fiscal Year 2009. Although the Commonwealth paid the plaintiffs' attorneys approximately $7.1 million in court-approved fees, plaintiffs are entitled to submit additional petitions for recovery of attorneys' fees incurred post-judgment through the end of the remedial plan implementation period (July 2012).  In late May 2010, plaintiffs moved the court for payment of approximately $1.48 million in attorneys' fees for monitoring the implementation of the judgment during the period from January 1, 2007, through June 30, 2009.  Defendants' counsel has filed an objection to approximately $250,000 of the fees requested.

Disability Law Center, Inc. v. Massachusetts Department of Correction et al.  The Disability Law Center ("DLC") filed suit against the Department of Correction ("DOC") and various senior DOC officials, alleging that confining prisoners with mental illness in segregation beyond a short period violates the U.S. Constitution and certain Federal statutes.  DLC asks the court to enjoin DOC from confining mentally ill prisoners in segregation for more than one week and to require DOC to establish a maximum security residential treatment unit or units as an alternative to segregation. DLC has proposed a broad definition of mental illness which, if adopted, would cover a large percentage of DOC's segregation population.  On July 31, 2009, DOC filed, under seal, a superseding draft settlement agreement that contemplates appropriate services to inmates with serious mental illness while taking account of the Commonwealth's current budgetary constraints.  The DLC rejected DOC's settlement offer.  In November 2009, the parties filed separate status reports with the court reporting a cessation of their settlement discussions and, consequently, the need for a trial date.  The court set a trial date of June 6, 2011.  While the DLC requests only injunctive relief, the DOC has conducted a preliminary funding analysis, which estimates that approximately $135 million of additional funding would be required over the next five fiscal years relating to program costs and staffing associated with the implementation of provisions of the original draft settlement agreement. This estimate does not include approximately $8 million in bond funding for information technology infrastructure and related upgrades.

Harper et al. v. Massachusetts Department of Transitional Assistance.  Plaintiffs seek to represent a class of indigent disabled individuals who apply for or receive subsistence-level cash and/or food stamp benefits from the Department of Transitional Assistance ("DTA").  Plaintiffs allege that the way DTA administers its programs has the effect of preventing persons with disabilities from having equal access to DTA's benefits and services, and therefore violates the Americans with Disabilities Act and the Rehabilitation Act of 1973.  Plaintiffs seek systemic changes to the DTA's policies and procedures as well as to information and telephone systems.  DTA has answered the complaint, and the parties are conducting discovery.  Although the existence and scope of liability are contested by DTA, the cost of implementing the changes demanded by the plaintiffs could cost millions of dollars.  As the result of an August 2010 court order, the case is stayed while the parties engage in mediation.

Kristy Didonato, et al. v. Department of Transitional Assistance, et al. (Didonato I and Didonato II).  These are consolidated class actions challenging DTA's practices and procedures relating to emergency shelter placements and, more specifically, its practices and procedures relating to the placement of families in shelters that are located more than 20 miles from their home communities. In October 2006, the Housing Court allowed the plaintiffs' motion for partial summary judgment on the systemic notice and hearing claims in Didonato I and II. Following the court's decision, DTA worked with plaintiffs' counsel to implement the court's partial summary judgment decision and also initiated settlement discussions to resolve the remaining claims in the consolidated complaints.  In 2009, plaintiffs' counsel moved to expand plaintiffs' requested relief to include a demand that DTA adopt a policy requiring that motel placements be used to avoid placing families with school-age children in shelters that are more than 20 miles from their home communities.  On July 1, 2009, the emergency shelter program was transferred from DTA to another state agency, the Department of Housing and Community Development.  The defendants served a formal opposition to the motion to expand the case in early May 2010.  A hearing on the motion to amend was held on June 17, 2010. The court took the matter under advisement and has not yet issued a ruling. If the court agrees to expand the Didonato cases to include this claim relating to the use of motels, and ultimately finds that the Commonwealth must facilitate a motel placement before placing a family with school-age children in a shelter more than 20 miles from their home community, the program costs related to implementing such a requirement potentially could exceed $20 million.

Massachusetts Community College Council, Inc., et al. v. Board of Higher Ed., et al. A group of individual plaintiffs and the employee organizations to which they belong brought this action for relief, challenging the Commonwealth's criteria for eligibility to enroll in Group Insurance Commission health insurance coverage and for the payment of a pro-rata contribution for non-eligible employees who obtain health insurance coverage through the Connector Authority.  The complaint was filed in late November, 2009, and the defendants answered on February 12, 2010.  While the case is not a class action, if the plaintiffs prevail, it is expected that the Commonwealth would likely make similarly situated persons eligible for coverage or contribution. It is not possible, at this time, to accurately estimate the costs that would be incurred if the plaintiffs prevail.

Finch, et al. v. Health Insurance Connector Authority, et al.  Plaintiffs challenge a 2009 statute that excludes from the Commonwealth Care program those individuals who are alien residents with special status ("AWSS").  Many members of the AWSS population are otherwise eligible for subsidized insurance through the Commonwealth Care program.  The Commonwealth established a less expensive program to cover much of the AWSS population with health insurance.  The lawsuit does not ask for retroactive relief, but seeks to have the individuals reinstated to the Commonwealth Care program.  If plaintiffs succeed on their claims, and the Legislature makes no other changes to eligibility requirements, the Commonwealth could incur more than $100 million in additional costs for covering special status immigrants through Commonwealth Care per fiscal year.  This is a conservative estimate based on projected average program costs and will be refined as updated cost and enrollment information for special status immigrants becomes available.

Connor B., ex rel. Vigurs, et al. v. Patrick, et al. This is a proposed class action in which plaintiffs allege that the Commonwealth's foster care system violates numerous of the foster children's constitutional and statutory rights for various reasons.  On August 20, 2010, defendants filed a motion to dismiss the entire complaint.  If plaintiffs succeed in achieving all of the declaratory and injunctive relief they seek, the Commonwealth could be required to expend millions of dollars in increased foster care reimbursement payments, personnel costs, and services. The court has not yet issued a ruling.

Carol Surprenant v. Massachusetts Turnpike Authority. Plaintiff originally sued the Massachusetts Turnpike Authority ("MTA") and the Massachusetts Port Authority ("MassPort") on behalf of a purported "class" consisting of all toll-payers at the Tobin Memorial Bridge and the Sumner and Ted Williams Tunnels who use E-Z Pass or Fast Lane transponders but do not qualify for the so-called "Resident Discount Programs."  The plaintiff claims that the "Resident Discount Programs" are unconstitutional.  The MTA and MassPort filed a motion to dismiss the complaint.  On March 4, 2010, the trial court allowed, in part, their motion to dismiss under the Federal Privileges and Immunities Clause and denied it, in part, as to the claim under the Federal Commerce Clause.  The court authorized a 90 day period for discovery, followed by supplemental briefing.  On April 5, 2010, plaintiff filed an amended complaint, adding the Massachusetts Department of Transportation ("MassDOT") as a defendant. MassDOT answered the amended complaint by denying all claims, and by asserting that the claims against it are barred by the Commonwealth's sovereign immunity, and by the fact that neither the Commonwealth nor MassDOT is subject to suit under the Constitution.  The court had scheduled a hearing on the motion for judgment on the pleadings for November 23, 2010.

Medicaid Audits and Regulatory Reviews.

In re: Centers for Medicare and Medicaid Services regulations (Uncompensated Care Pool/Health Safety Net Trust Fund).  The Federal Health Care Financing Administration (now, Centers for Medicare and Medicaid Services ("CMS")) asserted in June 2000 that the portion of the Medicaid program funded by the Commonwealth's Health Safety Net Trust Fund might violate Federal regulations regarding permissible taxes on health care providers. Since 1993, MassHealth has sought Federal waivers for the Commonwealth's assessment on acute care hospitals and surcharge payers, respectively, which fund the Uncompensated Care Pool and its successor, the Health Safety Net Trust Fund.  The Commonwealth believes that the assessments are within the Federal law pertaining to health care related taxes.  Under Federal regulations, if the Commonwealth were ultimately determined to have imposed an impermissible health care-related tax, the Federal government could seek retroactive repayment of Federal Medicaid reimbursements.  New Federal regulations on health care-related taxes were, in large part, subject to a moratorium on implementation through June 30, 2009, which CMS extended until June 30, 2010.  By the end of Fiscal Year 2011, the Commonwealth will have collected an estimated $4.997 billion in acute hospital assessments since 1990, and an estimated $1.877 billion in surcharge payments since 1998.  Clarification of the law surrounding permissible provider taxes is a national issue involving a number of states.

In re: Deferral of 2005 MassHealth acute hospital supplemental payments.  In March 2006, CMS deferred payment of claims for Federal Financial Participation ("FFP") totaling almost $52.5 million.  This amount represents the Federal share of the portion of MassHealth supplemental payments to Boston Medical Center ("BMC"), Cambridge Health Alliance ("CHA") and UMass Memorial Health Care, Inc. ("UMMHC") hospitals attributable to dates of service on or before Fiscal Year 2003.  CMS released $16.4 million in FFP for payments to BMC and CHA and is holding $27 million in FFP for payments to UMMHC pending resolution of Office of the Inspector General ("OIG") audit discussed below. EOHHS returned $9 million in FFP based on its own update of projected payment limits.

In re: Disallowance by the U. S. Department of Health and Human Services Centers of Medicare and Medicaid Services(Targeted Case Management). On March 20, 2008, CMS issued a notice of disallowance of approximately $87 million in FFP. As the basis for the disallowance, CMS cited the final findings of an audit conducted by the OIG of the U. S. Department of Health and Human Services regarding Medicaid targeted case management claims for children in the target group of abused or neglected children involved with the Department of Social Services.  The Commonwealth appealed the CMS disallowance to the Departmental Appeal Board of the U. S. Department of Health and Human Services. On December 31, 2008, the Departmental Appeals Board affirmed the disallowance. The Commonwealth filed an appeal of the disallowance in Federal district court on February 25, 2009. (See Commonwealth v. Sebelius below.)

Commonwealth v. Sebelius, et al.  The Attorney General filed this action seeking judicial review of the decision by the Federal CMS to deny approximately $87 million FFP for Medicaid targeted case management services provided by the Department of Children and Families (formerly the Department of Social Services). On March 24, 2010, the District Court entered judgment for the United States.  On May 20, 2010, the Commonwealth filed its appeal with the United States Court of Appeals for the First Circuit.  The parties have since reached a settlement in principle, whereby the Commonwealth will stipulate to dismissal of the appeal in exchange for CMS's waiver of future disallowances for periods after Fiscal Year 2003.  The settlement was expected to be finalized in September 2010, at which point the court's judgment upholding the $87 million disallowance would be final.

Boston Medical Center Corp. and Boston Medical Center Health Plan, Inc. v. Secretary of the Executive Office of Health and Human Services.  Plaintiffs filed suit in July 2009 claiming that they are owed at least $127.6 million in additional payments by the Commonwealth's Medicaid program for Fiscal Year 2009.  Plaintiffs allege that the Commonwealth was obligated to set higher Medicaid reimbursement rates for services provided to Medicaid clients by BMC's hospital and managed care organization entities. Defendant filed an answer denying all claims and subsequently served a motion to dismiss all claims on May 25, 2010. A hearing on the motion was held on September 29, 2010.

Holyoke Medical Center, Inc., et al. v. Secretary of the Executive Office of Health & Human Services.  Six community hospitals that mainly serve patients covered by state and Federal public insurance plans filed suit in December 2009 claiming that they are owed at least $115.9 million by the Commonwealth's Medicaid program.  Plaintiffs allege that the Commonwealth was obligated to set higher Medicaid reimbursement rates for services provided to Medicaid clients by the six plaintiff hospitals. A hearing on the Defendant's motion to dismiss all claims was scheduled for December 13, 2010.

Environmental Matters.

Boston Harbor Cleanup.  The Commonwealth is engaged in various lawsuits concerning environmental and related laws, including an action brought by the U.S. Environmental Protection Agency ("EPA") alleging violations of the Clean Water Act and seeking to reduce the pollution in Boston Harbor.  See United States v. Metropolitan District Commission.  See also Conservation Law Foundation v. Metropolitan District Commission and United States v. South Essex Sewage District.  The Massachusetts Water Resources Authority ("MWRA"), successor in liability to the Metropolitan District Commission ("MDC"), has assumed primary responsibility for developing and implementing a court-approved plan and timetable for the construction of the treatment facilities necessary to achieve compliance with the Federal requirements.  The total cost of construction of the wastewater facilities required under the Court's order, not including combined sewer overflow ("CSO") costs, was approximately $3.8 billion.  The MWRA anticipates spending $964 million for CSO projects going forward.  Under the Clean Water Act, the Commonwealth may be liable for any cost of complying with any judgment in these or any other Clean Water Act cases to the extent that the MWRA or a municipality is prevented by state law from raising revenues necessary to comply with such a judgment.  The cost of initial construction of water treatment facilities required under the court's order has now amounted to approximately $4.5 billion through December 2009. Going forward, the MWRA anticipates spending an additional $230 million on remaining construction work on CSO projects. These figures do not include routine ongoing costs, such as maintenance expenses and capital spending for plant and system upgrades, retrofits, and replacements.

Wellesley College v. The Commonwealth.  Wellesley College (the "College") is seeking contribution from the Commonwealth for costs related to environmental contamination on the Wellesley College campus and adjacent areas, including Lake Waban.  On September 5, 2001, the court entered judgment incorporating a partial settlement between the parties, under which the College funded a clean-up of hazardous materials at the campus and the northern shoreline of Lake Waban expected to cost approximately $40 million.  The judgment has since been amended by agreement of the parties and with approval of the court.  Under the terms of the partial settlement and judgment, the Commonwealth has reimbursed the college approximately $1.1 million (approximately 2.5% of total clean-up costs) from an escrow account after the Department of Environmental Protection determined that a portion of the Lake Waban shoreline clean-up was properly performed.  Other issues that may lead to counterclaims by the College against the Commonwealth include groundwater contamination and clean up of Lake Waban itself, for which the Department has approved a temporary solution, reviewable every five years.  If a full clean up of the lake is required in the future, it could cost up to $100 million.

In re Massachusetts Military Reservation (pre-litigation).  The Commonwealth is engaged in preliminary discussions regarding natural resource damage at the Massachusetts Military Reservation on Cape Cod.  The Commonwealth's Executive Office of Environmental Affairs is the State Natural Resources Trustee.  Federal Trustees claim that the Commonwealth and others are liable for natural resource damages due to widespread contamination primarily from past military activities at the Reservation and are responsible for response actions and related clean-up activities. The assessment process for natural resource damages is set out in Federal regulations and has not been completed. While no recent comprehensive estimate of natural resource damages and response actions is available, it is expected that the damages and response actions may cost at least tens of millions of dollars.

The Arborway Committee v. Executive Office of Transportation et al.  The plaintiff, a volunteer group of residents and merchants in Jamaica Plain, filed a complaint in February 2007, is seeking to compel the Commonwealth to restore electric light-rail service between Heath Street and the Forest Hills station in Boston.  Green Line service along this route (known as the Arborway Line) was discontinued in 1984. The plaintiff claims that the Commonwealth's failure to restore the Arborway Line is a breach of a memorandum of understanding entered into between the Commonwealth and the Conservation Law Foundation in 1990.  The trial court granted the Commonwealth's summary judgment motion on statute of limitations grounds, and the plaintiffs have appealed. The matter is in the process of being briefed before the appellate court and an argument date has not yet been set.

Taxes and Revenues.  There are several tax cases pending which could result in significant refunds if taxpayers prevail, including TJX Companies v. Commissioner of Revenue,, TJX Companies v. Commissioner of Revenue ("TJX II"), Feeney, et al. v. Dell, Inc. v. Commissioner of Revenue, DIRECTV, Inc. v. Commonwealth of Massachusetts Department of Revenue, and Vodaphone Americas, Inc. v. Commissioner of Revenue.  It is the policy of the Attorney General and the Commissioner of Revenue to defend such actions vigorously on behalf of the Commonwealth, and the descriptions that follow are not intended to imply that the Commissioner has conceded any liability whatsoever.  Approximately $145.8 million in contingent liabilities existed in the aggregate in the tax cases pending before the Appellate Tax Board, Appeals Court or Supreme Judicial Court.  Most recently, in TJX II, the Appeals Court upheld a finding by the Appellate Tax Board in favor of the Commissioner, upholding a tax liability of approximately $18 million against TJX Companies.

Commonwealth of Massachusetts v. Philip Morris Inc., RJ Reynolds Tobacco Company, Lorillard Tobacco Company, et. al.  This matter arises under the MSA.  Under the MSA, original participating manufacturers ("OPMs") and subsequent participating manufacturers ("SPMs" and together with the OPMs, "PMs") are subject to a number of payment adjustments.  One such adjustment is the non-participating manufacturer ("NPMs") adjustment, which can be triggered in the OPMs suffer a specified market share loss as compared to the OPMs' market share base in 1997.  Because the OPMs suffered the requisite loss in 2003, 2004, 2005 and 2006, they are seeking to reduce the amount of payments they made in each of those years.  Under the MSA, a nationally recognized economic firm (the "Firm") must make a determination that the disadvantages experienced by the PMs as a result of complying with the MSA were a significant factor relating to their market share loss in each relevant year.  Even if this finding is made, the payment adjustment can still be avoided if it is determined that the participating states diligently enforced their NPM escrow statutes.  The Firm, for each year, concluded that the first finding had been made and the OPMs moved to have the payment adjustments enforced.  This has been deferred while the determination on whether the states, including Massachusetts, diligently enforced their NPM escrow statutes.  Certain PMs have made annual payments to Massachusetts, while others have withheld payments until a decision on the enforcement of the Commonwealth's NPM escrow statute has been reached.

In early July, 2010, a three judge panel of arbitrators was seated to hear the 2003 NPM Adjustment arbitration between Massachusetts and the other participating states, and the PMs.  On July 20, 2010, the panel conducted its first administrative conference with all parties, and has scheduled resolution of certain preliminary jurisdictional issues raised by other parties.  The next hearing was scheduled for October 5, 2010.  The parties anticipated that the panel will identify, during the October 5, 2010 hearing, other preliminary legal issues that the panel wishes to have briefed for its determination in the coming months.

Grand River Enterprises Six Nations, Ltd. v. William Pryor, et al.  This case arises out of a challenge to the MSA that was initiated in 2002 by a group of NPMs.  These NPMs sued 31 Attorneys General, including the Attorney General of the Commonwealth, alleging that the MSA, the States' escrow statutes and NPM enforcement actions violate the U.S. Constitution and Federal law.  In April, 2006, the States filed a petition for certiorari asking the United States Supreme Court to review whether the District Court has jurisdiction over the defendants. This petition was denied in October 2006.  Plaintiffs also sought to preliminarily enjoin enforcement of state escrow statutes against it, but this motion was denied and the denial affirmed by the U. S. Court of Appeals for the Second Circuit. Plaintiffs are seeking a final judgment that the MSA is illegal, and such a decision could negatively affect the billions of dollars in future payments to the States anticipated under the MSA.  Except for resolution of outstanding discovery disputes, discovery is complete. Summary judgment briefs were filed in September 2009, and oral arguments were heard in April 2010.

Other Litigation.

Perini Corp., Kiewit Constr. Corp., Jay Cashman, Inc., d/b/a Perini - Kiewit - Cashman Joint Venture v. Commonwealth. In several related cases and potential litigation, plaintiffs make claims for alleged increased costs arising from differing site conditions and other causes of delay on the CA/T Project.  Plaintiffs have asserted claims in excess of $130 million.  These claims are at various stages of resolution, including the Superior Court and the CA/T Project Dispute Review Board panel.  The panel has recently issued decisions on some of the claims, awarding $62 million on claims of $92 million. Those decisions are now the subject of further court proceedings.  Plaintiffs still have in excess of $72 million in claims pending.

In re: Historic Renovation of Suffolk County Courthouse. This matter is now in suit, captioned Suffolk Construction Co. and NER Construction Management, Inc. d/b/a Suffolk/NER v. Commonwealth of Massachusetts Division of Capital Asset Management.. The general contractor for this historic renovation project sued the Division of Capital Asset Management claiming that it is owed additional amounts for extra costs and delays associated with the project. Total exposure is approximately $60 million ($16 million in claims of the general contractor and $44 million in pass-through claims from subcontractors).

Local 589, Amalgamated Transit Union, et al. v. Commonwealth of Massachusetts, et al. In a class action complaint filed in September 2009, ten separate union organizations and numerous MBTA employees and retirees challenge various provisions in the transportation reform legislation that alter the requirements for employee pension eligibility, transfer the MBTA employees' and retirees' health insurance coverage to Group Insurance Commission plans, increase the percentage of health insurance premiums to be paid by MBTA employees and retirees and foreclose collective bargaining of group insurance coverage.  Plaintiffs claim that the changes effected by the statute violate Federal labor protective agreements, unconstitutionally impair union and other contracts, and effect an unconstitutional taking of property.  On December 24, 2009, the trial court denied the plaintiffs' request for a preliminary injunction regarding the first round of health insurance transfers, which took place on January 1, 2010. Both the Commonwealth and the MBTA have filed answers, and the case is now in the discovery phase. The parties served cross-motions for summary judgment in May 2010 and are currently completing matters associated with those motions. A Superior Court hearing on the parties' cross-motions for summary judgment was scheduled for October 7, 2010.

OPEIU, Local 6 and the Massachusetts Trial Court. On May 7, 2010, the union representing court clerical and professional employees received an arbitrator's award on two grievances involving the nonpayment of negotiated salary increases for bargaining units of court clerical and professional employees . Despite the lack of appropriations by the Legislature, the arbitrator concluded that the trial court was obligated to pay increases in the second and third years of a collective bargaining agreement covering the period July 1, 2007, through June 30, 2010, because the Legislature had funded a wage increase for the first year of the agreement. The estimated cost of implementing the retroactive portion of the agreement is approximately $30.8 million. The estimated costs going forward for Fiscal Year 2011 are approximately $18 million.

Howe v. Town of North Andover, et al.  A lawsuit was filed in late January 2010, naming twenty Massachusetts State Police officers or employees and three Essex Sheriff officers or employees as defendants.  The lawsuit arises out of a death at a sobriety checkpoint allegedly organized and/or staffed by the Massachusetts State Police, Essex Sheriff's Department and the North Andover Police Department.  The lawsuit alleges wrongful death, civil rights violations, negligence and other claims.  At this time no determination has been made as to the merits of the claims against the defendants.

APPENDIX C

RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL BONDS

The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information.  While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic Trends

U.S. Economy.  The slowdown anticipated in the Division of Budget's ("DOB") Enacted Budget Financial Plan forecast appears to be extending well into the fourth quarter of 2010.  With a labor market recovery just getting underway, a shock emanating from euro-zone sovereign debt markets caused the nation's already fragile credit markets to tighten further, all against a backdrop of ongoing household deleveraging.  Equity market prices fell between late April and early July and virtually stagnated for the remainder of the summer.  The equity market decline coincided with a deceleration in both household spending and labor market growth.  Real U.S. Gross Domestic Product ("GDP") growth fell from 3.7% in the first quarter of 2010 to 1.7% in the second quarter, and was estimated to remain there for the entire second half of 2010.  The national economy is projected to grow 2.6% in 2010, followed by downwardly revised growth of 2.6% for 2011.

As distance from the expiration of the Federal homebuyers' credit increases, the residential housing market's intrinsic weakness has become increasingly apparent.  DOB now expects a double-digit decline in residential fixed investment for the third quarter and a further decline in the fourth quarter.  Moreover, after a brief rally in the spring before the expiration of the credit, home prices have weakened again, though they remain slightly above their year-ago levels.  Consequently, DOB lowered its projection for private residential fixed investment to a decline of 2.4% for 2010, followed by growth of 4.1% for 2011.

An examination of the recent data provides little indication that a substantial ramp-up in hiring is imminent. Weekly initial claims for unemployment insurance benefits have remained stubbornly near or above 450,000 since the beginning of the year, although Census worker layoffs and the Federal extended benefits program may be distorting this series' value as a leading signal.  Additional indicators such as growth in average workweek length and the hiring of temporary workers produce very little evidence of accelerating job growth.  Therefore, DOB revised down its near-term labor market outlook, with monthly job gains not expected to return to 200,000 until the middle of 2011, coinciding with a strengthening of domestic demand.  An employment decline of 0.6% on an annual average basis is now projected for 2010, followed by growth of 1.1% for 2011.  The unemployment rate projection for 2011 was revised up to 9.4%, but remains unchanged at 9.7% for 2010.

U.S. corporate profits experienced strong quarterly growth in 2009 and the first quarter of 2010.  Though financial sector profits have fallen since that time, corporate profits overall were stronger than anticipated in the second quarter, led by nonfinancial corporations.  Although domestic demand has been generally weak, U.S. nonfinancial firms exporting to emerging markets have experienced strong earnings growth, which combined with weak hiring domestically, has buttressed profits.  U.S. corporate profits are now projected to rise a strong 27.9% in 2010, followed by 5.8% growth for 2011.  After a strong September and October, equity markets were expected to resume a slow but steady recovery.  The resulting boost to both household financial wealth and the confidence that the recovery is back on track should help buttress household spending going forward.

The weaker outlook for employment, combined with downward revisions to wages and some of the other components of personal income, have resulted in a weaker outlook for income growth.  U.S. personal income growth of 3.1% is now projected for 2010, followed by growth of 3.3% for 2011. With the weak pace of the recovery continuing to keep price growth outside of the volatile food and energy sectors at bay, the Federal Reserve is likely to engage in additional quantitative easing, which is expected to keep long-term interest rates low for the near-term.  Although record low mortgage rates have failed to spur home sales, they do appear to have generated a strong wave of re-financings as homeowners strive to reduce their debt loads.

While the current outlook calls for continued weak growth for the remainder of 2010, support from continued low interest rates, a gradually rising stock market, and continued global growth should bolster consumer spending going into 2011.  Healthy corporate earnings, particularly for export oriented firms are expected to return equity markets to a modestly upward path, accompanied by slow but steady employment and income growth. However, there are significant risks to this forecast. Although credit markets have improved substantially since a year ago, households and small businesses continue to have difficulty borrowing and credit continues to contract.  The banking system remains fragile and vulnerable to negative shocks. If the labor market recovery should stumble further, household spending growth could be even lower than projected.  Although the recent weakening of the U.S. dollar should support continued growth in U.S. exports, threats of currency wars add to global instability. A portion of Federal stimulus spending remains in the pipeline and has supported some job creation in the nonresidential construction sector.  But if Federal support for the economy should cease before the private sector has gathered sufficient strength, already struggling state and local governments would have to tighten their belts yet more.

State Economy.  The New York State economy appears to have emerged from recession during the first quarter of 2010, and like the nation, experienced a solid first quarter.  Strong finance and insurance sector profits for 2009 resulted in a pick-up in securities industry bonuses in the first quarter, with some spillover into the second quarter as well.  The State, however, was not immune from the loss of momentum that plagued the nation during the spring and summer.  Growth for 2011 has been revised down slightly to 0.8%.  Private sector jobs are projected to fall 0.4% for 2010 and grow 1.2% in 2011.  With financial markets taking longer to recover from the spring and summer's volatility than anticipated, DOB has revised down its forecast for State wage growth to 4.5% for 2010 and 2.9% for 2011.

All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation's financial capital, credit and equity market volatility pose a particularly large degree of uncertainty for New York.  The impact of the Federal financial reform package on the profitability of the State's finance industry is as yet unknown and consequently represents a major risk to DOB's forecast for bonuses and income going forward.  Lower bonuses than projected reduce a major segment of income subject to tax as well as cut the level of economic activity generated by the spending of those wages.  Similarly, should equity markets fail to grow as anticipated, both financial sector income and taxable capital gains realizations could be negatively affected.  These effects would ripple through the State economy, depressing both employment and wage growth.  An even weaker labor market than projected could also result in lower wages, which in turn could result in weaker household consumption.  In contrast, stronger national and world economic growth, or a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected.

The City of New York.  The fiscal demands on the State may be affected by the fiscal health of New York City, which relies in part on State aid to balance its budget and meet its cash requirements.  The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

Other Localities.  Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years.  While a relatively infrequent practice, deficit financing has become more common in recent years.  Between 2004 and 2010, the State Legislature authorized 21 bond issuances to finance local government operating deficits.  There were four new or additional deficit financing authorizations during Fiscal Year 2009-2010.  In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality.  The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for Fiscal Year 2010-11 or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control.  Such changes may adversely affect the financial condition of certain local governments.  It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State.  Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends.  Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Special Considerations.  In recent fiscal years, actual receipts collections have fallen substantially below the levels forecast in the State's financial plans.  In response, the State has, among other things, made substantial reductions in planned spending. In Fiscal Year 2009-10, the Enacted Budget Financial Plan authorized over $6 billion in reductions from planned spending.  In Fiscal Year 2010-11, the Enacted Budget Financial Plan includes over $6.3 billion in reductions from planned spending.  In addition, the State has imposed substantial reductions in planned spending by State agencies during each of the last three fiscal years.  However, large budget gaps are still projected for future years.  Complex political, social, environmental and economic forces influence the State's economy and finances, many of which are outside the ability of the State to control.  These include, but are not limited to: (i) performance of the national and State economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected; (ii) impact of continuing write-downs and other costs affecting the profitability of the financial services sector and the concomitant effect on bonus income and capital gains realizations; (iii) access to the capital markets in light of the disruption in the municipal bond market; (iv) litigation against the State, including challenges to certain tax actions and other actions authorized in the current budget; (v) actions taken by the Federal government, including audits, disallowances, and changes in aid levels (vi) impact of Federal statutory and regulatory changes concerning financial sector activities (vii) impact of Federal tax law changes (viii) impact of behavioral changes concerning financial sector bonus payouts , as well as any future legislation governing the structure of compensation; (ix) impact of an anticipated shift in monetary policy actions on interest rates and the financial markets (x) impact of financial and real estate market developments on bonus income and capital gains realizations and (xi) impact of household deleveraging on consumer spending and the impact of that activity on State tax collections.

Labor Settlements.  An additional risk is the cost of potential collective bargaining agreements and salary increases for judges (and possibly other elected officials) that may occur in Fiscal Year 2010-11 and beyond for the period covering Fiscal Year 2007-08 through Fiscal Year 2010-11.  The Fiscal Year 2010-2011 budget includes settlement costs for all unsettled unions.  There can be no assurance that actual settlements will not exceed the amounts included in the enacted budget.  Furthermore, the current round of collective bargaining agreements expires at the end of Fiscal Year 2010-11.  The Fiscal Year 2010-2011 budget does not include any costs for potential wage increases beyond that point.

State Finances

The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type.  The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State.  State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds.  The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund.  It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

The economic downturn has had a severe impact on State finances.  Actual receipts have fallen consistently below projected levels, fixed costs for debt service and fringe benefits have risen steadily, and demand for State services has grown.  Over the last two years, the State has been required to take extraordinary actions to maintain balanced operations and sufficient liquidity, including enacting mid-year reductions to programs, instituting several rounds of agency spending reductions and deferring payments to local aid recipients and taxpayers.  To avoid using its rainy day reserves, which are relied on during a fiscal year to provide liquidity, the State has managed the timing of payments across fiscal years, including deferring payments not yet legally due from one fiscal year to the next fiscal year.

Prior Fiscal Year Results.

Fiscal Year 2007-08 Results.  State revenues were $578 million lower than initial projections, while spending for the fiscal year finished at $299 million lower than expectations.  The result was a $279 million decrease in cash reserves.  The General Fund ended Fiscal Year 2007-08 with a balance of $2.8 billion, which included dedicated balances of $1.2 billion in rainy day reserves.  General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.1 billion in Fiscal Year 2007-08, an increase of $1.7 billion from Fiscal Year 2006-07 results.  While tax receipts decreased by $273 million, transfers increased by $1.9 billion and miscellaneous receipts increased by $191 million.  General Fund spending totaled $53.4 billion in Fiscal Year 2007-08, an increase of $1.8 billion from Fiscal Year 2006-07.

Fiscal Year 2008-09 Results  General Fund receipts, including transfers from other funds, were $1.84 billion lower than the State's initial projections for 2008-09 , while spending for the year finished at $1.75 billion lower than expectations.  The result was $83 million less in cash reserves than expected in the Fiscal Year 2008-09 enacted budget.

The General Fund ended Fiscal Year 2008-09 with a balance of $1.9 billion, which included dedicated balances of $1.2 billion in rainy day reserves, $21 million in the contingency reserve fund to guard against litigation risks, $145 million in the Community Projects Fund and $577 million in general reserves, part of which DOB expects to use for payments initially planned for Fiscal Year 2008-09 that were delayed until Fiscal Year 2009-10.  The year-end balance was substantially improved by the receipt of $1.3 billion in unplanned General Fund relief from the temporary increase in the Federal matching rate for certain Medicaid expenditures.  General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.8 billion in Fiscal Year 2008-09, an increase of $705 million from Fiscal Year 2007-08 results.  While tax receipts decreased by $93 million, miscellaneous receipts increased by $621 million and transfers increased by $178 million.  General Fund spending totaled $54.6 billion in Fiscal Year 2008-09, an increase of $1.2 billion from Fiscal Year 2007-08.

Fiscal Year 2009-10 Results (Unaudited).  General Fund receipts, including transfers from other funds were $1.2 billion below Fiscal Year 2008-09 results, while spending for the fiscal year ended $1.2 billion lower than Fiscal Year 2008-09 results.  Tax receipts decreased by $1.2 billion and transfers decreased by $750 million, partly offset by increased miscellaneous receipts of $744 million.

The General Fund ended Fiscal Year 2009-10 with a balance of $1.2 billion in the State's rainy day reserves, $21 million in the contingency reserve fund (to guard against litigation risks), $96 million in the Community Projects Fund, and $978 million in general reserves.  General Fund receipts, including transfers from other funds, totaled $52.6 billion, or $1.78 billion lower than the State's initial projections for Fiscal Year 2009-10, while spending, including transfers to other funds, totaled $52.2 billion, a decrease of $2.71 billion from initial projections.  However, actual disbursements were affected by $2.1 billion in payment deferrals taken by the State to end the fiscal year without the use of its rainy day reserves and other designated balances.  Without the deferrals, disbursements for the fiscal year would have been approximately $665 million below initial projections.

In the final quarter of the fiscal year, in order to avoid depleting its reserves, the State deferred a planned payment to school districts ($2.1 billion), which reduced spending from planned levels, and certain tax refunds, which increased available receipts from planned levels ($500 million).  Both the school aid payment and the tax refunds were scheduled to be paid in Fiscal Year 2009-10 but, by statute, were not due until June 1, 2010. The combined value of the deferrals had the effect of increasing the closing balance in the General Fund for Fiscal Year 2009-10 to $2.3 billion.  The higher closing balance was due exclusively to the cash management actions described above and did not represent an improvement in the State's financial operations.  In early April 2010, the State paid the $500 million in tax refunds that had been deferred from Fiscal Year 2009-10 to Fiscal Year 2010-11.  On June 1, 2010, the State paid the $2.1 billion in school aid deferred from Fiscal Year 2009-10.

The DOB estimates that the deficit reduction plan approved on December 2, 2009 will generate recurring savings in the range of $700 million to $875 million in Fiscal Year 2010-11 through Fiscal Year 2013-14.

Fiscal Year 2010-11 Enacted Budget Financial Plan

During the Fiscal Year 2010-11 budget process, the Governor introduced an Executive Budget Financial Plan to eliminate a budget gap for Fiscal Year 2010-11 estimated at $7.4 billion, and in February 2010, revised the estimated budget gap upward to $8.2 billion.  In March 2010, the estimated budget gap for 2010-11 had increased to $9.2 billion (requiring additional gap-closing actions) due to further downward revisions to tax receipts, combined with an expected budget shortfall from Fiscal Year 2009-10 that would be carried into Fiscal Year 2010-11.  As the new fiscal year started on April 1, 2010, the State began enacting a series of interim appropriation bills to fund government operations on a short-term basis.  While the State Legislature enacted the annual debt service appropriation bill for Fiscal Year 2010-11 in March 2010, the Legislature did not complete action on all annual appropriation bills until late June 2010, and did not pass a revenue bill to complete the budget until August 3, 2010.

The Fiscal Year 2010-11 Financial Plan reduces spending from the current-services forecast by over $6.4 billion in Fiscal Year 2010-11, holds annual spending below the rate of inflation, mandates uniform reductions to remaining local assistance payments, with certain limited exceptions, to cover the estimated $280 million shortfall from the $1.1 billion in savings assumed in the gap-closing plan from enhanced Federal Medicaid Assistance Percentage ("FMAP"), and maintains the State's rainy day reserves at $1.2 billion.  The projections for annual spending growth in Fiscal Year 2010-11 are affected by both the management of payments at the end of Fiscal Year 2009-10 and by the uncertainties concerning the timing of Federal aid.  The latter consists of American Recovery and Reinvestment Act ("ARRA") stimulus money for a wide range of purposes that provides no gap-closing benefit, but by law must pass through the State's budget before it reaches its beneficiaries.  To avoid the distorting effect of these factors, the DOB has adjusted spending to (i) exclude the effect of the deferral of the $2.06 billion end-of-year school aid payment from Fiscal Year 2009-10 into Fiscal Year 2010-11 and (ii) include $2.0 billion in ARRA funding that was initially expected in Fiscal Year 2009-10, but is now expected to occur in future years.

DOB now estimates that the General Fund has a budget gap of $315 million in the current fiscal year.  The projected budget gaps for future years that initially total $13.5 billion and $15.6 billion in Fiscal Years 2011-12 and 2013-14 have grown since the enactment of the Fiscal Year 2010-11 Financial Plan.  Those gaps are now estimated to total $14.6 billion in Fiscal Year 2012-13 and $17.2 billion in Fiscal Year 2013-14.

Explanation of Fiscal Year 2010-11 Gap-Closing Plan  The gap-closing plan enacted as part of the Fiscal Year 2010-11 Financial Plan consists of two parts, the actions under the Fiscal Year 2010-11 Financial Plan and the recurring impact of the Deficit Reduction Plan ("DRP").  The Fiscal Year 2010-11 gap-closing actions are organized into three general categories: (i) spending control, or actions that reduce current-services spending in the General Fund on a recurring basis; (ii) revenue actions, or actions that increase revenues on a recurring basis; and (iii) non-recurring resources, or transactions that increase revenues or lower spending in Fiscal Year 2010-11, but that cannot be relied on in the future.

The Fiscal Year 2010-11 gap-closing plan focuses foremost on actions that reduce the growth in State spending on a recurring basis.  Actions to control spending account for nearly 70% of the gap-closing plan and will affect most activities funded by the State.  Fiscal Year 2010-11 spending has been reduced by roughly $4.8 billion from current services levels.  The Governor's vetoes further reduced General Fund spending in Fiscal Year 2010-11 by $533 million.  In addition, the FMAP contingency bill is expected to reduce local assistance spending by approximately $280 million.

The gap-closing plan includes $1.0 billion in new revenue, including $925 million from tax and fee increases.  These tax and fee increases include: (i) the temporary suspension of the State sales tax exemption on clothing and footwear priced at less than $110; (ii) a $1.60 per pack increase in the cigarette tax; (iii) a temporary cap on the aggregate tax credit claims for business-related tax credits at $2.0 million per taxpayer annually; and (iv) a decrease in the percentage of allowable remaining itemized deductions from 50% to 25% for taxpayers with New York adjusted gross income above $10 million.  In addition, audit, compliance, and enforcement activities are expected to increase the tax base by approximately $371 million annually.  Non-recurring resources, which comprise 7% of the gap-closing actions total $660 million.

To address the revised budget gap estimates, the Governor is expected to ask the Legislature to address the shortfall in a fashion similar in scope to that approved as part of the FMAP contingency plan authorized in the Fiscal Year 2010-11 Financial Plan.  Governor Paterson is expected to ask the Legislature to approve reductions beyond the level needed to eliminate the current-year budget gap, and to agree that any excess be used to fund priority initiatives, including legislation passed by the Legislature and vetoed by Governor Paterson for fiscal reasons in 2010.  Based on preliminary calculations, DOB estimates that spending for State programs would need to be reduced in the range of 1.5 to 2% over the remainder of the fiscal year to achieve a General Fund savings target of approximately $375 million.

Fiscal Year 2010-11 Receipts Forecast.  To preserve essential services while closing the budget gap for the current fiscal year, the Fiscal Year 2010-11 Financial Plan and separately enacted legislation authorize a number of revenue actions that, together, were expected to increase tax or other revenue in the General Fund by a total of $937 million ($1.4 billion All Funds) in Fiscal Year 2010-11.  The Fiscal Year 2010-11 Financial Plan contains seven tax actions that will produce $747 million in Fiscal Year 2010-11 All Funds revenue.  It also contains five actions that close loopholes and ensure that tax burdens are fairly distributed.  These actions are expected to produce $44 million in additional revenue on an All Funds basis in the current fiscal year.  Finally, the current budget contains new and increased legal fees as well as waste fees, which are expected to produce $44.1 million in revenue on an All Funds basis in the current fiscal year.

All Funds receipts are projected to total $135.2 billion, an increase of $8.5 billion over Fiscal Year 2009-10 results.  All Funds personal income tax receipts, which reflect gross payments minus refunds, are estimated at $36.9 billion for Fiscal Year 2010-11, a $2.1 billion increase from the prior year.  This is primarily attributable to increases in withholding of $1.9 billion and current estimated payments of $1.3 billion.  Personal income tax estimated receipts grew 9.2% during the first half of Fiscal Year 2010-11 from the same period one year ago, but fell $100 million short of estimates for this period.  All Funds user taxes and fees receipts for Fiscal Year 2010-11 are estimated to be approximately $14.3 billion, an increase of $1.4 billion from Fiscal Year 2009-10.  Sales tax receipts are expected to increase by $946 million from the prior year due to a base growth increase of 6.7%.  Non-sales tax user taxes and fees are estimated to increase by $487 million from Fiscal Year 2009-10, mainly due to an increase in the cigarette tax by $1.60 and the full enactment of the taxicab surcharge.  All Funds business tax receipts for Fiscal Year 2010-11 are estimated at $7.7 billion, an increase of $233 million from the prior year.  All Funds other tax receipts for Fiscal Year 2010-11 are estimated to be approximately $1.6 billion, up $176 million from Fiscal Year 2009-10 receipts, reflecting growth of 5.5% in the real estate transfer tax receipts and 17.5% in the estate tax as a result of improved conditions in the equities, real estate and credit markets, combined with strong year-to-date payments from the settlement of large estates.

General Fund receipts, including transfers from other funds, are estimated to total $54.5 billion in Fiscal Year 2010-11, a decrease of $162 million compared to earlier forecasts.  Through September 30, 2010, General Fund receipts, including transfers from other funds, totaled $25.5 billion, $485 million below the estimate in the Fiscal Year 2010-11 Financial Plan.  Lower estimated tax receipts are expected to be offset in part by higher receipts from other sources, including miscellaneous receipts and nontax transfers from other funds.  DOB has lowered the annual estimate for General Fund tax receipts by approximately $278 million in Fiscal Year 2010-11, which is less than the year-to-date variance due to changes in the timing of when certain receipts are expected to be received.  At the same time, DOB has increased estimated Medicaid spending by $368 million for Fiscal Year 2010-11, and by an average of approximately $800 million annually thereafter.  Lower than anticipated spending in other areas of the budget, including child welfare services and labor settlements, and the availability of resources that have materialized since the time of budget enactment, are expected to offset, in part, the tax receipts shortfall and Medicaid overruns in Fiscal Year 2010-11.

General Fund receipts through September 2010 were $319 million (1.3%) higher than the same period in 2009, largely due to the increased collections in the personal income tax ($670 million), user taxes and fees ($277 million), and other taxes ($252 million).  Business tax collections fell $324 million, largely the result of 2009 legislation which increased the March 2010 prepayment from 30% to 40% of liability; non-tax receipts are down $556 million primarily due to the timing of 18-A assessment payments. Personal income tax receipts have been revised downward by approximately $300 million annually, reflecting weakness in quarterly estimated payments.  Receipts from user taxes have been reduced in the current year based on consumer spending data and actual collections, but are expected to rebound in Fiscal Year 2011-12 as the economy continues to slowly improve.  Projected receipts from business taxes and other taxes have been increased modestly in both Fiscal Year 2010-11 and Fiscal Year 2011-12, reflecting unanticipated strength in estimated payments from banks and the performance of the real estate sector.

Fiscal Year 2011-12 Receipts Forecast.  Total All Funds receipts are expected to reach nearly $134.7 billion, a decrease of $569 million (0.4%) from Fiscal Year 2010-11 estimated receipts. All Funds tax receipts are projected to increase by nearly $4.1 billion (6.6%).  All Funds Federal grants are expected to decrease by nearly $4.3 billion (8.5%).  Total General Fund receipts (including transfers from other funds) are projected to be nearly $57.1 billion, an increase of over $2.5 billion (4.7%) from Fiscal Year 2010-11 estimated receipts. General Fund tax receipts are projected to increase by 7.1% from Fiscal Year 2010-11 estimates, and General Fund miscellaneous receipts are projected to decrease by 1.4%.

Fiscal Year 2010-11 Disbursements Forecast.  For Fiscal Year 2010-11, All Funds spending for local assistance is proposed to total $95.6 billion, a 2.7% increase over Fiscal Year 2010-11 results.  Total spending is comprised of State aid to medical assistance providers and public health programs ($42.4 billion); State aid for education, including school districts, universities, and tuition assistance ($33.2 billion); temporary and disability assistance ($4.7 billion); mental hygiene programs ($4.0 billion); transportation ($5.1 billion); children and family services ($3.0 billion); and local government assistance ($791 million).  All Funds spending for State operations is projected to total $19.4 billion in Fiscal Year 2010-11, a 1.3% decrease from prior year spending, finances the costs of Executive agencies ($17.2 billion) and the Legislature and Judiciary ($2.1 billion).

All Funds spending on general State charges ("fringe benefits") is projected to increase by $535 million in Fiscal Year 2010-11, an increase of 12.5 % over Fiscal Year 2009-10 results.  Fringe benefits are projected to grow at an average annual rate of 10.1% from Fiscal Year 2010-11 through Fiscal Year 2013-14.  The growth is mainly due to anticipated cost increases in pensions and health insurance for active and retired State employees.  Pension costs are expected to increase by $313 million (27.1%) in Fiscal Year 2010-11.  This increase is net of $242 million in amortization savings scheduled for Fiscal Year 2010-11.

All Funds debt service is projected at $5.5 billion in Fiscal Year 2010-11, of which $1.6 billion is paid from the General Fund.  Debt service on State-supported debt is projected to increase by $510 million (10.3%) in Fiscal Year 2010-11, with approximately 35% of the growth due to the restructuring of certain transportation-related debt in 2005 that deferred substantial debt service costs until Fiscal Year 2010-11.  Overall spending from debt service funds, which includes certain non-personal service spending appropriated in the debt service budget is projected by the DOB to increase by nearly $600 million.

All Funds capital spending for Fiscal Year 2010-11 is projected at $8.4 billion, an increase of 18.4% over Fiscal Year 2009-10 spending.  Transportation spending, primarily for improvements and maintenance to the State's highways and bridges, continues to account for the largest share (52%) of this total. The balance of projected spending will support capital investments in the areas of education (14%), economic development (11%), parks and environment (8%), and mental hygiene and public protection (6%). The remainder of projected capital projects spending is spread across health and social welfare, general government and other areas (8%). Capital spending was below the Enacted Budget Financial Plan estimates primarily due to slower than anticipated spending on economic development projects ($69 million), Higher Education ($60 million), and Transportation ($25 million).

Through September 30, 2010, disbursements, including transfers to other funds, were $25.4 billion, $390 million below the Fiscal Year 2010-11 Financial Plan.  Disbursements through September 2010 were $724 million (3%) higher than for the same period in 2009. Growth is primarily due to the payment of the $2.06 billion end-of-school year payment in June 2010 instead of March 2010.

Cash Position.  The General Fund is authorized to borrow resources temporarily from other available funds in the State's Short Term Investment Pool ("STIP") for a period not to exceed four months or to the end of the fiscal year, whichever occurs first.  The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller.  Through the first six months of Fiscal Year 2010-11, the General Fund used this authorization to meet payment obligations in May, June, July, and September.  It is expected that the General Fund will rely on this borrowing authority at times during the remainder of the fiscal year.

To date, the State has taken actions to maintain adequate operating margins, and expects to continue to do so as events warrant.  The State continues to reserve money to make the debt service payments scheduled for each upcoming quarter that are financed with General Fund resources.  Money to pay debt service on bonds secured by dedicated receipts, including Personal Income Tax ("PIT") bonds, continues to be set aside as required by law and bond covenants.

With cash management actions, the General Fund ended June 2010 with a negative balance of $87 million.  However, the State ended the month of September with a positive General Fund balance of $2.4 billion The cash-flow projections for receipts and disbursements take into account statutory payment dates, historical receipts and disbursement patterns, and other information.  The DOB believes the projections are based on reasonable and prudent assumptions, and the State's current cash position is sufficient to meet current liquidity needs.  Cash balances were expected to continue to be relatively low, especially in November and December 2010.  It is expected that the General Fund on certain days will continue to borrow from STIP.  However, the current cashflow forecast projects that the General Fund will end each month with a positive balance.

The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller. The available balances on hand in STIP have declined compared to recent years.  DOB will continue to closely monitor and manage the State's liquidity position during the fiscal year, which may include temporarily reducing planned payments, and will continue to reserve money in advance of the upcoming quarter of debt service payments that are financed with General Fund resources. Money to pay debt service on bonds secured by dedicated receipts, including PIT bonds, continues to be set aside as required by law and bond covenants.

General Fund Out-Year Projections.

DOB projects outyear budget gaps will total approximately $9 billion in Fiscal Year 2011-12, $14.6 billion in Fiscal Year 2012-13, and $17.2 billion in Fiscal Year 2013-14.  The net operating deficits in State Operating Funds are projected at $9.1 billion in Fiscal Year 2011-12, $14.2 billion in Fiscal Year 2012-13, and $16.9 billion in Fiscal Year 2013-14.  The imbalances projected for the General Fund and State Operating Funds in future years tend to be very similar because the General Fund is typically the financing source of last resort for many State programs, and any imbalance in other funds that cannot be rectified by the use of existing balances is typically paid for by the General Fund.

The growth in the gaps between Fiscal Year 2010-11 and Fiscal Year 2011-12 is caused in large part by the expiration of Federal stimulus funding for Medicaid and education, which is expected to result in approximately $5.4 billion in costs reverting to the General Fund, starting in Fiscal Year 2011-12.  The annual growth in the gap is also affected by the sunset, at the end of calendar year 2011, of the temporary PIT increase enacted in Fiscal Year 2009-10, which is expected to reduce Fiscal Year 2011-12 receipts by approximately $1 billion from Fiscal Year 2010-11 levels.

Outyear Receipts Projections.  State tax receipts are projected to grow at an average annual rate of 4.3% from Fiscal Year 2010-11 through Fiscal Year 2013-14.  This is consistent with a projected return to modest economic growth in the New York economy in the second half of 2010. Receipts growth is affected by the tax changes approved in the Fiscal Year 2010-11 Budget, as well as in prior fiscal years, and by tax compliance and anti-fraud efforts. These factors are expected to continue to enhance expected receipt growth through 2013-14.

Outyear Disbursement Projections.  General Fund spending is projected to grow at an average annual rate of 12.8% from Fiscal Year 2010-11 through Fiscal Year 2013-14 (as adjusted).  Spending growth in the General Fund is projected to increase sharply in Fiscal Year 2011-12, reflecting an expected return to a lower FMAP rate after June 30, 2011 which will increase the share of Medicaid costs that must be financed by State resources, and the expected loss of temporary Federal aid for education.  Excluding these stimulus-related effects, which temporarily suppress General Fund costs in Fiscal Year 2010-11 and the first quarter of Fiscal Year 2011-12, General Fund spending grows at approximately 8.7% on a compound annual basis

State Indebtedness

General.  The State is one of the largest issuers of municipal debt, ranking second among the states, behind California, in the amount of debt outstanding.  The State ranks fifth in the U.S. in debt per capita, behind Connecticut, Massachusetts, Hawaii, and New Jersey.  At the end of Fiscal Year 2009-10, total State-related debt outstanding was $55 billion.  Debt measures continue to remain stable with debt outstanding as a percentage of personal income at about 6.0%.

Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature.  The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.  The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000.  It also imposes phased-in caps on new debt outstanding and new debt service costs.  The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt.  The cap on new State-supported debt outstanding began at 0.75% of personal income in Fiscal Year 2000-01, and will gradually increase until it is fully phased-in at 4.0% in Fiscal Year 2010-11.  Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in Fiscal Year 2000-01, and is expected to be fully phased in Fiscal Year 2013-14.

The most recent annual calculation of the limitations imposed by the Act was reported in the Financial Plan update most proximate to October 31, 2010.  The State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding at March 31, 2010 at 3.29% of personal income and debt service on such debt at 1.86% of total governmental receipts, compared to the caps of 3.98% for each.  Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Act throughout the next several years.  However, the State has entered into a period of significantly declining debt capacity.  Available room under the cap, in regards to debt outstanding is expected to decline from 0.44% ($4.2 billion) in Fiscal Year 2010-11 to 0.18% ($1.8 billion) in Fiscal Year 2012-13, a decrease of $2.4 billion.

Variable Rate Obligations and Related Agreements.  State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements.  State law limits the use of debt instruments which result in a variable rate exposure to no more than 20% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 20% of total State-supported outstanding debt.  As of March 31, 2010, State-supported debt in the amount of $50.3 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $10 billion each.  As of March 31, 2010, both amounts are less than the statutorily cap of 20%, and are projected to be below the caps for the entire forecast period through Fiscal Year 2012-13.

As of March 31, 2010, the State's authorized issuers had entered into a notional amount of $2.77 billion of interest rate exchange agreements that are subject to the interest rate exchange agreement cap, or 5.3% of total debt outstanding.

The State has significantly reduced its swap exposure from $5.9 billion as of March 31, 2008 to $2.7 billion as of March 31, 2010, a 54% reduction. Over this two-year period, the State has terminated $3.2 billion of swaps, including $565 million that was terminated automatically due to the bankruptcy of Lehman Brothers Holdings, Inc. The State currently has no plans to increase its swap exposure, and may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts.

As of March 31, 2010, the State had about $1.3 billion of outstanding variable rate debt instruments, or 2.5% of total debt outstanding, that are subject to the net variable rate exposure cap.  That amount includes $1.2 billion of unhedged variable rate obligations and $82 million of synthetic variable rate obligations.  In addition to these variable rate obligations, as of March 31, 2010, the State had outstanding $2.4 billion of fixed-rate obligations that may convert to variable rate obligations in the future.  This amount included $1.75 billion in State-supported convertible rate bonds outstanding.

State-Supported Debt.  The State's debt affordability measures compare favorably to the forecasts contained in the State's Capital Program and Financing Plan.  Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated.

General Obligation Bond Programs.  General obligation debt is currently authorized by the State for transportation, environment and housing purposes.  Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects.  Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects.  As of March 31, 2010, the total amount of general obligation debt outstanding was $3.4 billion.

Lease-Purchase and Contractual-Obligation Financing Programs.  Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects.  As of March 31, 2010, approximately $18 billion of PIT Bonds were outstanding.

Fiscal Year 2010-11 State Supported Borrowing Plan.  The State's Fiscal Year 2010-11 borrowing plan projects new issuance of $606 billion in general obligation bonds; $495 million in Dedicated Highway and Bridge Trust Fund Bonds issued to finance capital projects for transportation; $232 million in Mental Health Facilities Improvement Revenue Bonds issued to finance capital projects at mental health facilities; $78 million in SUNY Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories; and $3.9 billion in PIT Bonds to finance various capital programs.

Litigation

General.  The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million.  These proceedings could adversely affect the State's finances in the current fiscal year or thereafter.  Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget.  The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year.  There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

Real Property Claims.  In Oneida Indian Nation of New York, et al. v. State of New York, the alleged successors-in-interest to the historic Oneida Indian Nation seek a declaration that they hold a current possessory interest in approximately 250,000 acres of land that the tribe sold to the State in a series of transactions between 1795 and 1846, and ejectment of the State and surrounding counties from all publicly-held lands in the claim area.  This case was dormant while the plaintiffs pursuant an earlier action which ended in an unsuccessful effort at a settlement.  In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area.  On September 25, 2000, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment.  On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages.  The court also denied the State's motion to dismiss for failure to join indispensable parties.

Further efforts at settlement of this action failed to reach a successful outcome.  While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York and Cayuga Indian Nation of New York v. Pataki.  Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims.  These decisions prompted the court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings.  On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility.  By order dated May 21, 2007, the court dismissed plaintiffs' claims to the extent that they asserted a possessory interest, but permitted plaintiffs to pursue a claim seeking the difference between the amount paid and the fair market value of the lands at the time of the transaction.  The court certified the May 21, 2007 order for interlocutory appeal and, on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order.  On August 9, 2010, the Circuit Court rendered a decision which affirmed the summary judgment order insofar as it dismissed the Oneida land claim and reversed it insofar as it would have allowed plaintiffs to pursue a fair compensation claim against the State. Oneida Indian Nation et al v. County of Oneida et al.  This decision mandates dismissal of the Oneida land claim. The U.S. and the Oneidas filed an application for en banc review before the Second Circuit on October 21, 2010, which awaits a decision at this time.

Other Indian land claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., and The Onondaga Nation v. The State of New York, et al. both in United States District Court.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest.  On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims.  On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution.  On February 10, 2006, after renewed efforts at settlement failed to resolve this action, and recognizing the potential significance of the Sherrill and Cayuga appeals, the District Court stayed all further proceedings in this case until 45 days after the United States Supreme Court issued a final decision in Cayuga.  On November 6, 2006, after certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings. Although the motion is fully briefed and awaiting decision, on April 16, 2008, the District Court issued an order staying the case until a decision is rendered with respect to the appeal in the Oneida case. The court has requested that the parties consult and seek agreement by November 2010 on the issue of lifting the stay and supplemental briefing schedules.

In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onondaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void.  On August 15, 2006, based on Sherrill and Cayuga, the defendants moved for an order dismissing this action, based on the issue of laches.  The motion is now fully briefed and awaiting decision.

Cayuga Indian Nation of New York, et al. v. Pataki, et al., involved approximately 64,000 acres in Seneca and Cayuga Counties that the historic Cayuga Nation sold to the State in 1795 and 1807 in alleged violation of the Nonintercourse Act of 1790 because the transactions were not held under Federal supervision, and were not formally ratified by the U.S. Senate and proclaimed by the President.  In 2001, the court denied ejectment as a remedy and rendered a judgment against the State for in the net amount of $250 million.  The State appealed the judgment.  The tribal plaintiffs (but not the U.S. Government) cross-appealed, seeking ejectment of all of the present day occupants of the claimed land and approximately $1.5 billion in additional prejudgment interest.

On June 28, 2005, the Second Circuit reversed and entered judgment dismissing the action, based upon the intervening Sherrill decision.  The Second Circuit concluded that the same equitable considerations that the Supreme Court relied on in Sherrill  applied to the Cayugas' possessory claim and required dismissal of the entire lawsuit, including plaintiffs' claims for money damages and ejectment.  The Court also held that the United States' complaint-in-intervention was barred by laches.  The Supreme Court denied certiorari in Cayuga  on May 15, 2006.

This case was closed but recently became active when the Cayuga plaintiffs filed a motion to have the judgment vacated and the case stayed until after the Second Circuit decides the appeal in Oneida.  The motion is premised on the ruling in Oneida  that, in spite of the decision in Cayuga, the tribal plaintiffs may proceed to prove a non-possessory claim for unjust compensation against the State.  Further briefing on the plaintiffs' motion from relief from judgment had been suspended, pending the outcome of the Oneida  appeal.  That stay was recently lifted in light of the Oneida decision and further briefing on the case is due in September 2010.

Tobacco Master Settlement Agreement.  In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA") that New York and many other states entered into with major tobacco manufacturers.  The initial complaint alleged: (i) violations of the U.S. Constitution; (ii) the establishment of an "output cartel" in conflict with the Sherman Act; and (iii) selective nonenforcement of laws on Native American reservations in violation of the Equal Protection Clause of the U.S. Constitution.  The District Court granted defendants' motion to dismiss the complaint for failure to state a cause of action.  Plaintiffs appealed from this dismissal.  In an opinion dated January 6, 2004, the United States Court of Appeals for the Second Circuit (i) affirmed the dismissal of the Commerce Clause claim; (ii) reversed the dismissal of the Sherman Act claim; and (iii) remanded the selective enforcement claim to the District Court for further proceedings.  Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds.  On September 14, 2004, the District Court denied all aspects of plaintiffs' motion for a preliminary injunction, except that portion of the motion relating to the ability of tobacco manufacturers to obtain the release of certain funds from escrow.  Plaintiffs appealed the denial of the remainder of the motion.  In May 2005, the Second Circuit affirmed the denial of the preliminary injunction.  In December 2006, the summary judgment motions and cross-motions were fully submitted to the District Court.  By order dated July 7, 2008, the District Court requested updated statistical information and other information needed to resolve certain material questions.  Following an evidentiary hearing, by order dated December 15, 2008 summarizing a preliminary decision, the District Court dismissed all of plaintiff's claims.  On January 12, 2009, the Court issued its opinion and order granting judgment dismissing the complaint.  Plaintiff has appealed; and the appeal is pending before the Second Circuit.

In Grand River Ent. v. King, a cigarette importer raises the same claims as those brought by the plaintiffs in Freedom Holdings, in a suit against the attorneys general of thirty states, including New York.  The parties cross-moved for summary judgment and oral argument was held on April 27, 2010.  The parties are awaiting decision.

Arbitration Related to Tobacco Master Settlement Agreement.  Under the MSA, tobacco manufacturers who are party to the MSA ("PMs") pay 46 settling states, plus some territories and the District of Columbia, (collectively, the "Settling States"), an annual base payment to compensate for financial harm to the Settling States for smoking-related illness.  New York's allocable share of the total payment is approximately 12.8%, or approximately $800 million, annually.  In order to keep the base payment under the MSA, each Settling State must pass and diligently enforce a statute that requires tobacco manufacturers who are not party to the MSA to deposit in escrow an amount roughly equal to the amount that the PMs pay per pack sold.  The PMs have brought a nationwide arbitration against the Settling States (minus Montana) asserting that those Settling States failed to diligently enforce their respective escrow statutes in 2003.  Any such claim for the years prior to 2003 were settled in 2003.  The PMs are making the same claim for years 2004-2006, but none of those years are yet in arbitration.  The full panel of arbitrators has been selected, and an administrative conference was held on July 20, 2010.  Subsequently, the first hearing took place in Chicago on October 5, 2010, with the next hearing scheduled for December 6-7, 2010.

West Valley Litigation.  In State of New York et al v. The United States of America et al., the State and the New York State Energy Research and Development Authority have filed suit seeking declarations that defendants are (i) liable under the Comprehensive Environmental Response, Compensation, and Liability Act ("CERCLA") for the State's response costs and for damages to the State's natural resources resulting from pollution releases from the West Valley site and a judgment reimbursing the State for these costs and damages, (ii) responsible to decontaminate and decommission the site and for future site monitoring and maintenance, and (iii) responsible for paying the fees for disposal of solidified high level radioactive waste at the site.  The parties have agreed to stay the litigation and submit the issues to non-binding arbitration and early neutral evaluation.

As a result of mediation, the parties filed a proposed consent decree on October 27, 2009, resolving part of the litigation.  The order will propose to settle the claims for CERCLA allocation of costs and the obligations of the United States under the West Valley Demonstration Project by allocating among the parties specific percentages of the cost of each potential remedy for the various structures and contaminated areas on the site.  The claim for natural resource damages would be dismissed pursuant to a tolling agreement that would give the plaintiffs three years in which to file a new action or seek another tolling period.  The claim regarding the Federal government's obligation to pay fees for disposal of high level radioactive waste from the West Valley Demonstration Project is neither settled nor dismissed and will remain in litigation.

On July 1, 2010, the State filed a motion for court approval of the consent decree. Also on July 1, 2010, the United States filed a motion joining with the State's request for approval of the consent decree.  On August 17, 2010, the Court granted the motions of the State and the United States for approval of the consent decree and entered the decree. The court will advise the parties as to the date of a scheduling conference for the purpose of preparing a scheduling order for adjudicating the remaining cause of action, which will decide which party pays the fees for disposal of the high level waste at the site pursuant to the Nuclear Waste Policy Act.

Representative Payees.  In Weaver et ano. v. State of New York, two claimants allege that the executive directors of the Office of Mental Health facilities in which the claimants were hospitalized, acting as representative payees under the Federal Social Security Act, improperly received benefits due them and improperly applied those benefits to the cost of their in-patient care and maintenance and, in the case of one of the claimants, also to the cost of her care and maintenance in a state-operated community residence.  The first named claimant initially sought benefits on her own behalf as well as certification of a class of claimants.  However, the class claims were dismissed on February 10, 2010 for failure to comply with legislation.  On March 18, 2010, claimants filed a notice of appeal. On June 4, 2010, the State moved for summary judgment against the individual claims on various grounds.  By decision and order dated September 27, 2010, the court granted the State's motion for summary judgment and dismissed the individual claims.  The court held that the State statutes relied on by claimants do not apply to Social Security benefits and that executive directors of the Office of Mental Health facilities are acting properly in accordance with the Social Security Act and applicable Federal regulations.  The time in which claimants may appeal from this decision and order has not yet expired.

Bottle Bill Litigation.  In International Bottled Water Association, et al. v. Paterson, et al., plaintiffs seek declaratory and injunctive relief declaring that certain amendments to the State's Bottle Bill enacted on April 7, 2009 as part of the Fiscal Year 2009-2010 budget violate the due process clause, the equal protection clause and the commerce clause of the United States Constitution.  By order entered May 29, 2009, the district court granted a preliminary injunction that (i) enjoined the State from implementing or enforcing the New-York exclusive universal product code provision of the Bottle Bill and (ii) enjoined the State from implementing or enforcing any and all other amendments to the Bottle Bill signed into law on April 7, 2009, until April 1, 2010, to allow persons subject to the amendments sufficient time to comply with the law's requirements.

The State defendants moved to modify the preliminary injunction.  On August 13, 2009 the court modified the injunction so that its provisions applied only to water bottles, stating that the injunction would dissolve by October 22, 2009 unless the bottlers showed cause that due process required that the injunction should continue. On October 23, 2009, after reviewing the parties' submissions, the court lifted the injunction, allowing most parts of the State law requiring a five cent deposit on water bottles to take effect October 31, 2009.  The court's decision, however, permanently enjoined the State from implementing a provision that required water bottles to bear a New York-exclusive universal product code on each bottle.

On March 22, 2010, the Court endorsed stipulated final judgments making final the permanent injunction on the New York-exclusive UPC provisions and lifting the preliminary injunctions in the August 13, 2009 and October 23, 2009 orders.  On March 23, 2010, the Court endorsed plaintiffs' voluntary dismissal of all remaining claims, including their challenge to the Sugar Water Exemption.  An interlocutory appeal by a non-party to the Second Circuit challenging a September 14, 2009 clarification order that the August 13, 2009 order lifting the preliminary injunction as to all non-bottled water products was not intended to be retroactive remains pending.  Negotiations over plaintiffs' attorney fees have been completed.

Civil Service Litigation.  In Simpson v. New York State Department of Civil Service et ano., plaintiffs have brought a class action claiming that a civil service test administered between 1996 and 2006 resulted in a disparate impact upon the class.  Cross motions for summary judgment are currently pending.

Public Finance.  In Bordeleau et al. v. State of New York, et al., a group of 50 individuals filed a complaint asking the trial court to enjoin certain expenditures of State funds and declare them to be illegal under the State Constitution.  In particular, the plaintiffs claim that the State budget appropriates funds for grants to private corporations in violation of the Constitution, and also claim that certain enabling language in the State budget constitutes improper delegation of legislative power to the executive branch in violation.

In addition to the State defendants, the complaint names as defendants certain public authorities and private corporations that are claimed to be recipients of the allegedly illegal appropriations.  The State defendants and several other defendants moved to dismiss the complaint for failure to state a cause of action, for failure to join certain necessary parties, and for lack of a justiciable controversy.  In a decision and order dated February 27, 2009 the trial granted the motion to dismiss the complaint, finding no Constitutional violation.  The court concluded that the challenged appropriations were valid expenditures for public purposes and not "gifts" prohibited under the Constitution.  The court also rejected the appellant's challenge to the reference in the budget to a memorandum of understanding, relying on that Court's holding in Saxton v. Carey, that the degree of itemization required under the Constitution is to be determined by the Legislature, not the courts.

Plaintiffs appealed from the dismissal of their complaint.  On June 24, 2010, the appellate court reversed the dismissal of the case and remanded the matter back to the lower court.  The Appellate Division order directed the defendants to answer the complaint thirty days after the date of the decision. On September 13, 2010, the Appellate Division granted the defendants' motion for leave to appeal to the Court of Appeals.

Metropolitan Transportation Authority.  In various cases, including Hampton Transportation Ventures, Inc. et al. v. Silver et al., plaintiffs challenge the constitutionality of a 2009 State law that imposed certain taxes and fees, including a regional payroll tax, the revenue from which is directed to the Metropolitan Transportation Authority.  Plaintiffs seek a judgment declaring that enactment of the law violated various provisions of the State Constitution.

School Aid.  In Becker et al. v. Paterson et al., plaintiffs seek a judgment declaring that the Governor's determination to delay payment of school aid due by statute on December 15, 2009, violated various provisions of the State Constitution.  Since the commencement of the suit, the moneys at issue have been released.  Pursuant to a court-direct schedule, plaintiffs moved for summary judgment on March 5, 2010.  Defendants cross-moved for summary judgment on April 15, 2010. The plaintiffs replied on May 7, 2010 and defendants filed their reply on May 21, 2010.  The motions were argued on June 24, 2010 and the parties await decision.

In a second case involving the same parties, plaintiffs seek a judgment declaring that the Governor's determination to delay payment of school aid from March 31, 2010 to June 1, 2010 also violated various State constitutional provisions.  Since the commencement of the suit, the moneys at issue have also been released.  Plaintiffs moved for summary judgment on July 21, 2010 and defendants responded and cross-moved for summary judgment on September 16, 2010.  The plaintiffs waived their right to reply on their motion and submitted no opposition to the cross-motion. The parties waived oral argument and await decision.

In Hussein v. State of New York, plaintiffs seek a judgment declaring that the State's system of financing public education violates the Constitution on the ground that it fails to provide a sound basic education. In a decision and order dated July 21, 2009 the Supreme Court denied the State's motion to dismiss the action. The State has appealed this denial to the Appellate Division. The appeal was scheduled to be argued in November, 2010.

Sales Tax.  In Seneca Nation of Indians v. Paterson et al., St. Regis Mohawk Tribe v. Paterson, et al., Unkechauge Indian Nation v Paterson, et al. and Oneida Indian Nation of New York v Paterson, et al.,  plaintiffs seek judgments declaring that their rights are violated under Federal law. On August 26, 2010, in Seneca, the District Court granted a motion to intervene brought by the Cayuga Indian Nation of New York. In Seneca, in an order dated August 31, 2010, the District Court ordered that defendants are temporarily restrained from implementing, administering and enforcing the challenged provisions of the Tax Law and the implementing regulations as applied to the Seneca Nation of Indians and the Cayuga Indian Nation of New York pending further order of the Court.  On October 15, 2010 the District Court granted a similar temporary restraining order in the St. Regis and Unkechauge cases.

On October 14, 2010, the District Court in Seneca denied plaintiffs' motion for a preliminary injunction but granted a stay of enforcement of the tax law amendments pending plaintiffs' appeal.  The Cayuga Indian Nation moved for reconsideration of the denial of the preliminary injunction and to refer the case to mediation.  On October 14, 2010, the District Court in Oneida granted plaintiff's motion for a preliminary injunction and also referred the case to mediation.  Defendants appealed to the Second Circuit from the stay pending appeal in Seneca and the preliminary injunction in Oneida, and the Seneca Nation of Indians appealed from the denial of the preliminary injunction in Seneca. Defendants moved in the Second Circuit in Seneca and in Oneida to vacate pending appeal the orders that defendants appealed in those cases. Those motions have been referred to a motions panel of the Second Circuit which was scheduled to consider them on November 9, 2010.

On October 26, 2010, the District Court heard argument on the plaintiffs' motions for a preliminary injunction in St. Regis and Unkechauge.  It also extended the temporary restraining order in those cases until November 12, 2010.

In Day Wholesale Inc., et al. v. State, et al., plaintiffs also seek to enjoin the collection of taxes on cigarettes sold to or by reservation retailers.  On August 31, 2010, the trial court issued an order vacating two earlier preliminary injunctions of that court barring the collection of such taxes until defendants had taken certain steps to comply with prior law.  The court also denied plaintiffs' motion for a preliminary injunction .  The plaintiffs in Day Wholesale appealed.  On September 14, 2010 the appellate court denied plaintiffs' motion for a preliminary injunction pending appeal.

Personal Injury Claims.  In Watson v. State, claimants seek damages arising out of a motor vehicle accident in which four members of a family were injured. On February 2, 2010, the Court of Claims granted summary judgment on the issue of liability to claimants. Following a status conference with the parties on September 1, 2010, the court scheduled the trial on the issue of damages to begin January 24, 2011.

Eminent Domain.  In Gyrodine v. State of New York, claimant seeks compensation under the Eminent Domain Procedures Law. By decision dated June 21, 2010, the Court of Claims awarded claimant $125 million as compensation for the appropriation.  On September 13, 2010, the State appealed from the decision.

Insurance Department Assessments.  In New York Insurance Association, Inc. v. State, several insurance companies and an association of insurance companies seek a declaration that certain assessments issued against the plaintiff insurance companies by the Insurance Department violate the Federal Constitution to the extent that the assessments include amounts for items that are not direct expenses of the Insurance Department.  The State filed its answer on May 4, 2010.  On June 9, 2010, the State filed a motion for summary judgment.  Plaintiffs' motion is returnable on December 13, 2010, but plaintiffs have indicated that they intend to file an amended complaint prior to that time.

APPENDIX D

Rating Categories

Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch") and Thomson Bank Watch, Inc. ("Bank Watch"):

S&P

Long-term

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment.  The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note:  The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is designated with a plus sign (+).

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Commercial paper

This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated 'A-1'.

Issues carrying this designation have an adequate capacity for timely payment.  The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated B are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated 'D' is payment default.  The 'D' rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Moody's

Long-term

Aaa
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
Bonds rated 'Ca' represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C
Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime Rating System

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG.  When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG 1

This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments  to be met. Securities rated in this category are not investment grade.

B
Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable.  'C' ratings signal imminent default.

DDD, DD, D

Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

"+" or "-" Notes to long-term and short -term ratings:  A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the "AAA" long-term rating category, or to categories below 'CCC' or to short-term ratings other than 'F-1.'

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
Fair credit quality.  The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
Speculative.  Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
Default.  Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings:  A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties.  In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings.  In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above.  Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk.  Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Bank Watch

Commercial Paper Ratings and Short-Term Ratings

TBW-1
Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

In addition to ratings of short-term obligations, Bank Watch assigns a rating to each issuer it rates, in gradations of A through F.  Bank Watch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries.  In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution.  Bank Watch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

REGISTRANT

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed July 7, 2000.

(a)(2) Certificate of Amendment is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed December 23, 2004.

(a)(3) Articles of Amendment are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed March 27, 2008.

(a)(4) Registrant's Certificate of Designation. To be filed by amendment.

(b) Registrant's Amended and Restated By-Laws are incorporated by reference to Exhibit 77Q1 of Registrant's Form N-SAR, filed October 27, 2011.

(c) Instruments defining the rights of holders of Registrant's securities are incorporated by reference to Articles III, IV, V, VI, VIII and IX of the Registrant's Amended and Restated Agreement and Declaration of Trust and Articles 9 and 11 of the Registrant's By-Laws.

(d)(1) Investment Advisory Agreement, as revised. To be filed by amendment.

(d)(2) Sub-Investment Advisory Agreement between BNY Mellon Fund Advisers and Walter Scott & Partners Limited, with respect to BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed July 14, 2010 ("Post-Effective Amendment No. 31").

(e) Distribution Agreement, as revised, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed December 29, 2010.

(f) Not Applicable.

(g) Form of Mutual Fund Master Custody Agreement and Fee Schedule is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed December 29, 2010.

(h)(1) Amended and Restated Transfer Agency Agreement. To be filed by amendment.

(h)(2) Administration Agreement, as revised. To be filed by amendment.

(h)(3) Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed July 14, 2010.

(i) Opinion and consent of Registrant's Counsel. To be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

(k) Not Applicable.

(l) Not Applicable.

(m) Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed December 12, 2002.

(n) Rule 18f-3 Plan, as revised. To be filed by amendment.

(o) Not Applicable.

(p)(1) Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed December 24, 2008.

(p)(2) Code of Ethics of Walter Scott & Partners Limited is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed July 14, 2010.

Other Exhibits

(1) Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (1) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed October 27, 2005.

(2) Power of Attorney of Christopher E. Sheldon, James Windels, Patrick J. O’Connor, John R. Alchin, Ronald R. Davenport, Jack L. Diederich, Kim D. Kelly, Kevin C. Phelan, Patrick J. Purcell, Thomas F. Ryan, Jr. and Maureen M. Young is incorporated by reference to Other Exhibits (1) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed December 24, 2009.

Item 29. Persons Controlled by or Under Common Control with Registrant

 Not Applicable.

Item 30. Indemnification

(a) The Registrant shall indemnify each of its Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Registrant in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant's By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Registrant shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in 1940 Act) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and that such indemnification would not protect such Covered Person against any liability to the Registrant to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office

(c)  The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant's By-Laws, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant's By-Laws shall affect any rights to indemnification to which personnel of the Registrant, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Registrant to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Registrant's Amended and Restated Agreement and Declaration of Registrant and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Registrant in connection with the registered securities of the Registrant, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the 1940 Act, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Registrant shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 31(a). Business and Other Connections of Investment Adviser

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), is investment adviser to the Registrant. Dreyfus and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

Item 31(a). Business and Other Connections of Investment Adviser (continued)
  Officers and Directors of Investment Adviser

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum Chief Executive Officer and Chair of the Board	MBSC Securities Corporation++	Chief Executive Officer Chairman of the Board	3/08 - Present 3/08 - Present

J. Charles Cardona President and Director	MBSC Securities Corporation++	Director Executive Vice President	6/07 – Present 6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

Diane P. Durnin Vice Chair and Director	None

Robert G. Capone Director	MBSC Securities Corporation++	Executive Vice President Director	4/07 - Present 4/07 - Present
	The Bank of New York Mellon*****	Vice President	2/06 - Present

Mitchell E. Harris Director	Standish Mellon Asset Management Company LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Chairman Chief Executive Officer Member, Board of Managers	2/05 – Present 8/04 – Present 10/04 - Present

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	President Manager	12/05 - Present 12/05 - Present

	Palomar Management London, England	Director	12/97 - Present

	Palomar Management Holdings Limited London, England	Director	12/97 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

	Pareto Investment Management Limited London, England	Director	9/04 - Present

Jeffrey D. Landau Executive Vice President and Director	The Bank of New York Mellon+	Executive Vice President	4/07 - Present
	Allomon Corporation+	Treasurer	12/07 - Present

	APT Holdings Corporation+	Treasurer	12/07 - Present

	BNY Mellon, N.A.+	Treasurer	7/07 - 0/10

	Mellon Funding Corporation+ The Bank of New York Mellon Corporation+	Treasurer Treasurer	12/07 - 12/09 7/07 - 01/10

Cyrus Taraporevala Director	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	The Boston Company Asset Management NY, LLC*	Manager	08/06 - Present

	The Boston Company Asset Management LLC*	Manager	01/08 - Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm Director	Mellon Capital Management Corporation***	Director	10/05 - Present

	Newton Management Limited London, England	Director	1/06 - Present

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street Boston, MA 02116	Administrator	11/07 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	Ivy Asset Management Corp. One Jericho Plaza Jericho, NY 11753	Director	12/07 - Present

	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Manager	6/04 - Present

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited London, England	Director	3/06 - Present

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Member, Board of Managers	10/05 - Present

	The Boston Company Holding, LLC*	Member, Board of Managers	4/06 - Present

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 - 6/08

	Mellon Trust of New England, N. A.*	Director Senior Vice President	4/06 - 6/08 10/05 - 6/08

	MAM (DE) Trust+++++	Member of Board of Trustees	1/07 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	MAM (MA) Holding Trust+++++	Member of Board of Trustees	1/07 - Present

Bradley J. Skapyak Chief Operating Officer and Director	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

	The Dreyfus Family of Funds++	President	1/10 - Present

	Dreyfus Transfer, Inc. ++	Chairman Director Senior Vice President	5/11 - Present 5/10 - Present 5/10 - 5/11

Dwight Jacobsen Executive Vice President and Director	None

Patrice M. Kozlowski Senior Vice President – Corporate Communications	None

Gary Pierce Controller	The Bank of New York Mellon *****	Vice President	7/08 - Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer Treasurer	7/05 - 6/08 7/05 - 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 - Present

	MBSC Securities Corporation++	Director Chief Financial Officer	6/07 – Present 6/07 - Present

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - 12/09
	Dreyfus Consumer Credit Corporation ++	Treasurer	7/05 - 08/10

	Dreyfus Transfer, Inc. ++	Chief Financial Officer Treasurer	7/05 - Present 5/11- Present

	Dreyfus Service Organization, Inc.++	Treasurer	7/05 – Present

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
Joseph W. Connolly Chief Compliance Officer	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 - Present
	Laurel Capital Advisors, LLP+	Chief Compliance Officer	4/05 - Present
	BNY Mellon Funds Trust++	Chief Compliance Officer	10/04 - Present
	MBSC Securities Corporation++	Chief Compliance Officer	6/07 – Present

Gary E. Abbs Vice President – Tax	The Bank of New York Mellon+	First Vice President and Manager of Tax Compliance	12/96 - Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 - Present

	Dreyfus Consumer Credit Corporation++	Chairman President	01/09 – 08/10 01/09 – 08/10

	MBSC Securities Corporation++	Vice President – Tax	01/09 - Present

Jill Gill Vice President – Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present
	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

Joanne S. Huber Vice President – Tax	The Bank of New York Mellon+	State & Local Compliance Manager	07/1/07 - Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – 08/10

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo Vice President – Information Systems	None

John E. Lane Vice President	A P Colorado, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	A P East, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Management, Inc. +	Vice President– Real Estate and Leases	8/07 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	A P Properties, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	AP Residential Realty, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	AP Wheels, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	BNY Mellon, National Association +	Vice President – Real Estate and Leases	7/08 - Present
	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Eagle Investment Systems LLC 65 LaSalle Road West Hartford, CT 06107	Vice President– Real Estate and Leases	8/07 - Present
	East Properties Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	FSFC, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Holiday Properties, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 - Present
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Bank Community Development Corporation+	Vice President– Real Estate and Leases	11/07 - Present
	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 - Present
	Mellon Funding Corporation+	Vice President– Real Estate and Leases	12/07 - Present
	Mellon Holdings, LLC+	Vice President– Real Estate and Leases	12/07 - Present
	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Securities Trust Company+	Vice President– Real Estate and Leases	8/07 - 7/08
	Mellon Trust Company of Illinois+	Vice President– Real Estate and Leases	8/07 - 07/08
	Mellon Trust Company of New England, N.A.+	Vice President– Real Estate and Leases	8/07 - 6/08

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	Mellon Trust Company of New York LLC++	Vice President– Real Estate and Leases	8/07 - 6/08
	Mellon Ventures, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Melnamor Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MFS Leasing Corp. +	Vice President– Real Estate and Leases	7/07 - Present
	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 - Present
	Pareto New York LLC++	Vice President– Real Estate and Leases	10/07 - Present
	Pontus, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Promenade, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	RECR, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Technology Services Group, Inc.*****	Senior Vice President	6/06 - Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present

	Texas AP, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real Estate and Leases	8/07 - Present

Kathleen Geis President	BNY Mellon, National Association+	Managing Director	7/09 - Present
	BNY Mellon Distributors Holdings, Inc. +	Vice President - Real Estate	07/11 - Present
	BNY Mellon Investment Servicing (US) Inc. +	Vice President - Real Estate	07/11 - Present
	BNY Mellon Performance & Risk Analytics, LLC+	Vice President - Real Estate	07/11 - Present
	BNY Mellon Trust Company of Illinois+	Vice President - Real Estate	07/11 - Present
	BNY Mellon Trust of Delaware+	Vice President - Real Estate	07/11 - Present
	Eagle Investment Systems LLC+	Vice President - Real Estate	07/11 - Present
	Ivy Asset Management LLC+	Vice President - Real Estate	07/11 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	Mellon Capital Management Corporation***	Vice President - Real Estate	07/11 - Present
	Mellon Financial Services Corporation #1+	Vice President - Real Estate	07/11 - Present
	Mellon Holdings LLC+	Vice President - Real Estate	07/11 - Present
	Mellon Investor Services LLC+	Vice President - Real Estate	07/11 - Present
	Pareto New York LLC*****	Vice President - Real Estate	07/11 - Present
	SourceNet Solutions, Inc. +	Vice President - Real Estate	07/11 - Present
	Technology Services Group, Inc. +	Vice President - Real Estate	07/11 - Present
	Tennessee Processing Center LLC+	Vice President - Real Estate	07/11 - Present
	The Bank of New York Mellon Trust Company, National Association+	Vice President - Real Estate	07/11 - Present
	Alcentra US, Inc. ++	Vice President - Real Estate	07/11 - Present
	BNY Mellon Capital Markets LLC++	Vice President - Real Estate	07/11 - Present
	Pershing LLC*****	Vice President - Real Estate	07/11 - Present
	The Bank of New York Mellon+	Managing Director	07/09 - Present
	MBNA Institutional PA Services, LLC+	Managing Director Senior Vice President	7/09 - Present 10/06 - 7/09

Dean M. Steigauf Vice President	BNY Mellon, National Association+	Vice President	7/09 - Present
	BNY Mellon Distributors Holdings, Inc. +	Vice President - Real Estate	07/11 - Present
	BNY Mellon Investment Servicing (US) Inc. +	Vice President - Real Estate	07/11 - Present
	BNY Mellon Performance & Risk Analytics, LLC+	Vice President - Real Estate	07/11 - Present
	BNY Mellon Trust Company of Illinois+	Vice President - Real Estate	07/11 - Present
	BNY Mellon Trust of Delaware+	Vice President - Real Estate	07/11 - Present
	Eagle Investment Systems LLC+	Vice President - Real Estate	07/11 - Present
	Ivy Asset Management LLC+	Vice President - Real Estate	07/11 - Present
	Mellon Capital Management Corporation***	Vice President - Real Estate	07/11 - Present
	Mellon Financial Services Corporation #1+	Vice President - Real Estate	07/11 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	Mellon Holdings LLC+	Vice President - Real Estate	07/11 - Present
	Mellon Investor Services LLC+	Vice President - Real Estate	07/11 - Present
	Pareto New York LLC*****	Vice President - Real Estate	07/11 - Present
	SourceNet Solutions, Inc. +	Vice President - Real Estate	07/11 - Present
	Technology Services Group, Inc. +	Vice President - Real Estate	07/11 - Present
	Tennessee Processing Center LLC+	Vice President - Real Estate	07/11 - Present
	The Bank of New York Mellon Trust Company, National Association+	Vice President - Real Estate	07/11 - Present
	Alcentra US, Inc. ++	Vice President - Real Estate	07/11 - Present
	BNY Mellon Capital Markets LLC++	Vice President - Real Estate	07/11 - Present
	Pershing LLC*****	Vice President - Real Estate	07/11 - Present
	The Bank of New York Mellon+	Vice President	12/02 - Present

James Bitetto Secretary	The Dreyfus Family of Funds++	Vice President and Assistant Secretary	8/05 - Present

	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - 08/10

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94104.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 31(b).  Business and Other Connections of Sub-Investment Adviser.

The Registrant is fulfilling the requirement of this Item 31(b) to provide a list of the officers and directors of Walter Scott & Partners Limited ("Walter Scott"), the sub-investment adviser to the Registrant's BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Large Cap Market Opportunities Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Walter Scott, or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") by Walter Scott (SEC File No. 801-19420).

Item 32. Principal Underwriters
(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:
1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Dynamic Alternatives Fund, Inc.
13.	Dreyfus Funds, Inc.
14.	The Dreyfus Fund Incorporated
15.	Dreyfus Government Cash Management Funds
16.	Dreyfus Growth and Income Fund, Inc.
17.	Dreyfus Index Funds, Inc.
18.	Dreyfus Institutional Cash Advantage Funds
19.	Dreyfus Institutional Preferred Money Market Funds
20.	Dreyfus Institutional Reserves Funds
21.	Dreyfus Intermediate Municipal Bond Fund, Inc.
22.	Dreyfus International Funds, Inc.
23.	Dreyfus Investment Funds
24.	Dreyfus Investment Grade Funds, Inc.
25.	Dreyfus Investment Portfolios
26.	The Dreyfus/Laurel Funds, Inc.
27.	The Dreyfus/Laurel Funds Trust
28.	The Dreyfus/Laurel Tax-Free Municipal Funds
29.	Dreyfus LifeTime Portfolios, Inc.
30.	Dreyfus Liquid Assets, Inc.
31.	Dreyfus Manager Funds I
32.	Dreyfus Manager Funds II
33.	Dreyfus Massachusetts Municipal Money Market Fund
34.	Dreyfus Midcap Index Fund, Inc.
35.	Dreyfus Money Market Instruments, Inc.
36.	Dreyfus Municipal Bond Opportunity Fund
37.	Dreyfus Municipal Cash Management Plus
38.	Dreyfus Municipal Funds, Inc.
39.	Dreyfus Municipal Money Market Fund, Inc.
40.	Dreyfus New Jersey Municipal Bond Fund, Inc.
41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
42.	Dreyfus New York AMT-Free Municipal Bond Fund
43.	Dreyfus New York AMT-Free Municipal Money Market Fund
44.	Dreyfus New York Municipal Cash Management
45.	Dreyfus New York Tax Exempt Bond Fund, Inc.
46.	Dreyfus Opportunity Funds
47.	Dreyfus Pennsylvania Municipal Money Market Fund
48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

49.	Dreyfus Premier GNMA Fund, Inc.
50.	Dreyfus Premier Investment Funds, Inc.
51.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
52.	Dreyfus Premier Worldwide Growth Fund, Inc.
53.	Dreyfus Research Growth Fund, Inc.
54.	Dreyfus State Municipal Bond Funds
55.	Dreyfus Stock Funds
56.	Dreyfus Short-Intermediate Government Fund
57.	The Dreyfus Socially Responsible Growth Fund, Inc.
58.	Dreyfus Stock Index Fund, Inc.
59.	Dreyfus Tax Exempt Cash Management Funds
60.	The Dreyfus Third Century Fund, Inc.
61.	Dreyfus Treasury & Agency Cash Management
62.	Dreyfus Treasury Prime Cash Management
63.	Dreyfus U.S. Treasury Intermediate Term Fund
64.	Dreyfus U.S. Treasury Long Term Fund
65.	Dreyfus 100% U.S. Treasury Money Market Fund
66.	Dreyfus Variable Investment Fund
67.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
68.	General California Municipal Money Market Fund
69.	General Government Securities Money Market Funds, Inc.
70.	General Money Market Fund, Inc.
71.	General Municipal Money Market Funds, Inc.
72.	General New York Municipal Money Market Fund
73.	Strategic Funds, Inc.

(b)
Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
Ken Bradle**	President and Director	None
Robert G. Capone****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
John M. Donaghey***	Executive Vice President and Director	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
James D. Kohley***	Executive Vice President	None
Jeffrey D. Landau*	Executive Vice President and Director	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman***	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Mercedez Katz**	Senior Vice President	None
Mary T. Lomasney****	Senior Vice President	None

(b)
Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Barbara A. McCann****	Senior Vice President	None
Christopher D. O' Connor*	Senior Vice President	None
Christine Carr Smith*****	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	Anti-Money Laundering Compliance Officer
Maria Georgopoulos*	Vice President – Facilities Management	None
Stewart Rosen*	Vice President – Facilities Management	None
Karin L. Waldmann*	Privacy Officer	None
Gary E. Abbs***	Vice President – Tax	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
Joanne S. Huber***	Vice President – Tax	None
John E. Lane******	Vice President	None
Kathleen Geis******	Vice President	None
Dean M. Steigauf******	Vice President	None
Donna M. Impagliazzo**	Vice President – Compliance and Anti-Money Laundering Officer	None
Edward A. Markward*	Vice President – Compliance	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer
James Bitetto*	Assistant Secretary	Vice President and Assistant Secretary
James D. Muir*	Assistant Secretary	None
Barbara J. Parrish***	Assistant Secretary	None
Cristina Rice***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
****	Principal business address is One Boston Place, Boston, MA 02108.
*****	Principal business address is 50 Fremont Street, Suite 3900, San Francisco, CA 94104.
******	Principal business address is 101 Barclay Street, New York 10286.

Item 33. Location of Accounts and Records

  1. The Bank of New York Mellon
   One Wall Street
   New York, New York 10286

2. The Bank of New York Mellon
  One Mellon Bank Center
  Pittsburgh, Pennsylvania 15258

  3. DST Systems, Inc.
   1055 Broadway
   Kansas City, MO 64105

  4. The Dreyfus Corporation
   200 Park Avenue
   New York, New York 10166

Item 34. Management Services

  Not Applicable

Item 35. Undertakings

  None

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, BNY Mellon Funds Trust, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of October, 2011.

BNY MELLON FUNDS TRUST

BY:	/s/ Christopher E. Sheldon*
Christopher E. Sheldon, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Christopher E. Sheldon*	President (Principal Executive Officer)	October 28, 2011
Christopher E. Sheldon
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	October 28, 2011
James Windels
/s/ Patrick J. O’Connor*	Chairman of the Board	October 28, 2011
Patrick J. O’Connor
/s/ John R. Alchin*	Board Member	October 28, 2011
John R. Alchin
/s/ Ronald R. Davnport*	Board Member	October 28, 2011
Ronald R. Davenport
/s/ Jack L. Diederich*	Board Member	October 28, 2011
Jack L. Diederich
/s/ Kim D. Kelly*	Board Member	October 28, 2011
Kim D. Kelly
/s/ Kevin C. Phelan*	Board Member	October 28, 2011
Kevin C. Phelan
/s/ Patrick J. Purcell*	Board Member	October 28, 2011
Patrick J. Purcell
/s/ Thomas F. Ryan, Jr.*	Board Member	October 28, 2011
Thomas F. Ryan, Jr.
/s/ Maureen M. Young*	Board Member	October 28, 2011

Maureen M. Young

*BY:	/s/ Joseph M. Chioffi
Joseph M. Chioffi Attorney-in-Fact